                          PROSPECTUS DATED MAY 1, 2008

                                     FOR THE

                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
    (FORMERLY NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251 NEW YORK, NEW YORK 10010
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

          This Prospectus describes the individual New York Life Flexible Premium Variable Annuity policies. POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I AND NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT II WERE POLICIES THAT NYLIAC OFFERED FOR SALE PRIOR TO OCTOBER 1, 1999. PRIOR TO MAY 9, 2002, THESE POLICIES CONTINUED TO BE OFFERED WHERE POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III WERE NOT YET AVAILABLE. ONLY POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III ARE PRESENTLY BEING OFFERED FOR SALE. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the variable investment divisions listed below.

-    MainStay VP Balanced--Service Class
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation--Service
     Class
-    MainStay VP Convertible
-    MainStay VP Developing Growth
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation--Service Class
-    MainStay VP High Yield Corporate Bond
-    MainStay VP ICAP Select Equity
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP Moderate Allocation--Service Class
-    MainStay VP Moderate Growth
     Allocation--Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value*
-    Alger American SmallCap Growth
     (formerly Alger American Small Capitalization)
-    CVS Calvert Social Balanced Portfolio
-    Columbia Small Cap Value Fund, Variable
     Series--Class B
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth
     Portfolio--Class S
-    Royce Micro-Cap Portfolio--Investment Class
-    Royce Small-Cap Portfolio--Investment Class
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares


* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019, or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.
     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                       PAGE
                                       ----
DEFINITIONS..........................    3

TABLE OF FEES AND EXPENSES...........    5

QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE FLEXIBLE
  PREMIUM VARIABLE ANNUITY...........   23
  How Do I Contact NYLIAC?...........   27

FINANCIAL STATEMENTS.................   28

CONDENSED FINANCIAL INFORMATION......   29

NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................   42
  New York Life Insurance and Annuity
     Corporation.....................   42
  The Separate Accounts..............   42
  The Portfolios.....................   42
  Additions, Deletions, or
     Substitutions of Investments....   45
  Reinvestment.......................   45

THE POLICIES.........................   45
  Selecting the Variable Annuity
     That's Right for You............   46
  Qualified and Non-Qualified
     Policies........................   48
  Policy Application and Premium
     Payments........................   48
  Payments Returned for Insufficient
     Funds...........................   49
  Your Right to Cancel ("Free
     Look")..........................   50
  Issue Ages.........................   50
  Transfers..........................   50
  Limits on Transfers................   51
  Virtual Service Center and
     Interactive Voice Response
     System..........................   52
  Dollar Cost Averaging..............   53
  Automatic Asset Reallocation.......   55
  Interest Sweep.....................   55
  Accumulation Period................   55
     (a) Crediting of Premium
         Payments....................   55
     (b) Valuation of Accumulation
         Units.......................   56
  Policyowner Inquiries..............   56
  Records and Reports................   56

CHARGES AND DEDUCTIONS...............   56
  Surrender Charges..................   56
  Amount of Surrender Charge.........   57
  Exceptions to Surrender Charges....   57
  Other Charges......................   57
     (a) Mortality and Expense Risk
         Charges.....................   57
     (b) Administration Fee..........   58
     (c) Policy Service Charge.......   58
     (d) Fund Charges................   58
     (e) Transfer Fees...............   58
     (f)  Enhanced Beneficiary
          Benefit Rider Charge
          (optional).................   58
  Group and Sponsored Arrangements...   58
  Taxes..............................   59

DISTRIBUTIONS UNDER THE POLICY.......   59
  Surrenders and Withdrawals.........   59
     (a) Surrenders..................   60
     (b) Partial Withdrawals.........   60
     (c) Periodic Partial
         Withdrawals.................   60
     (d) Hardship Withdrawals........   60
  Required Minimum Distribution
     Option..........................   60
  Our Right to Cancel................   61
  Annuity Commencement Date..........   61
  Death Before Annuity Commencement..   61
  Income Payments....................   62
     (a) Election of Income Payment
         Options.....................   62
     (b) Proof of Survivorship.......   63
  Delay of Payments..................   63
  Designation of Beneficiary.........   63
  Restrictions Under Code Section
     403(b)(11)......................   64
  Loans..............................   64
  Riders.............................   65
     (a) Living Needs Benefit
         Rider.......................   65
     (b) Unemployment Benefit
         Rider.......................   65
     (c) Enhanced Beneficiary Benefit
         Rider (optional)............   65
     (d) Enhanced Spousal Continuance
         Rider (optional)............   68

THE FIXED ACCOUNT....................   68
     (a) Interest Crediting..........   68
     (b) Transfers to Investment
         Divisions...................   68
     (c) Bail-Out (For Policies
         Investing  in Separate
         Accounts-I  and II).........   69

FEDERAL TAX MATTERS..................   69
  Introduction.......................   69
  Taxation of Annuities in General...   69
  Qualified Policies.................   71
     (a) 403(b) Plans................   71
     (b) Individual Retirement
         Annuities...................   72
     (c) Roth Individual Retirement
         Annuities...................   72
     (d) Deferred Compensation
         Plans.......................   72
     (e) SIMPLE IRAs.................   72
  Taxation of Death Benefits.........   73

DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................   73

VOTING RIGHTS........................   73

TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........   75


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value, of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY."

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNTS--NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Accounts' Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


----------------------------------------------------------------------------------------
                                                             SEPARATE         SEPARATE
                                                           ACCOUNTS --        ACCOUNT
                                                             I AND II           III
----------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a          7.00%            7.00%
percentage of the amount withdrawn.(1)
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each           $30              $30
transfer over 12 in a Policy Year (currently no charge
for the first 12 transfers in a Policy Year).



1 The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


----------------------------------------------------------------------------------------
                                                             SEPARATE         SEPARATE
                                                           ACCOUNTS --        ACCOUNT
                                                             I AND II           III
----------------------------------------------------------------------------------------
Annual Policy Service Charge                              Lesser of $30       $30 for
                                                              or 2%           policies
                                                              of the         with less
                                                           Accumulation     than $20,000
                                                            Value for            of
                                                          policies with     Accumulation
                                                            less than          Value.
                                                            $10,000 of
                                                           Accumulation
                                                              Value.
  CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT             1.30%            1.40%
  ANNUAL EXPENSES CHARGE (calculated as an annualized
  percentage of the daily average Variable
  Accumulation Value, including mortality and expense
  risk and administrative fees).



                             OPTIONAL RIDER CHARGES


----------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT              N/A             1.00%
  RIDER CHARGE (calculated as an annualized percentage
  of the policy's Accumulation Value, deducted on a
  quarterly basis).
     Current Enhanced Beneficiary Benefit Rider Charge         N/A             0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

----------------------------------------------------------------------------------------
                                                      MINIMUM               MAXIMUM
----------------------------------------------------------------------------------------
For policies purchased on or after June 2,             0.49%                 1.93%
2003: Expenses that are deducted from the
Investment Division assets, including
management fees, 12b-1 fees, administration
fees and other expenses as of 12/31/07.

For policies purchased prior to June 2,                0.33%                 1.58%
2003: Expenses that are deducted from the
Investment Division assets, including
management fees, 12b-1 fees, administration
fees and other expenses as of 12/31/07.


(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     ESTIMATED
                                                                                                    UNDERLYING     TOTAL FUND
                                              ADVISORY   ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES     ANNUAL
                    FUND                         FEE           FEE        FEES(sec.)   EXPENSES    AND EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation -- Service Class                     0.00%         0.00%          0.25%     0.08%(a)      0.60%(b)         0.93%
MainStay VP Growth Allocation -- Service
Class                                           0.00%         0.00%          0.25%     0.07%(c)      0.72%(b)         1.04%
MainStay VP Moderate Allocation -- Service
Class                                           0.00%         0.00%          0.25%     0.06%(c)      0.63%(b)         0.94%
MainStay VP Moderate Growth
Allocation -- Service Class                     0.00%         0.00%          0.25%     0.05%(c)      0.68%(b)         0.98%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.

 (b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.

 (c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.

-------------------------------------------------------------------------------------------------------------
                                                                             12B-1                 TOTAL FUND
                                             ADVISORY    ADMINISTRATION      FEE-        OTHER       ANNUAL
                   FUND                        FEES           FEES          S(sec.)    EXPENSES    EXPENSE(A)
-------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class          0.75%(b)      0.00%           0.25%       0.07%(c)     1.07%(d)
MainStay VP Bond -- Service Class              0.49%(e)(f)   0.00%           0.25%       0.05%(f)     0.79%
MainStay VP Bond -- Initial Class              0.49%(e)(f)   0.00%           0.00%       0.05%(f)     0.54%
MainStay VP Capital
  Appreciation -- Service Class                0.61%(g)(f)   0.00%           0.25%       0.04%(f)     0.90%
MainStay VP Capital
  Appreciation -- Initial Class                0.61%(g)(f)   0.00%           0.00%       0.04%(f)     0.65%

-------------------------------------------------------------------------------------------------------------
                                                                             12B-1                 TOTAL FUND
                                             ADVISORY    ADMINISTRATION      FEE-        OTHER       ANNUAL
                   FUND                        FEES           FEES          S(sec.)    EXPENSES    EXPENSE(A)
-------------------------------------------------------------------------------------------------------------
MainStay VP Cash Management                    0.44%(h)(f)   0.00%           0.00%       0.05%(f)     0.49%
MainStay VP Common Stock -- Service Class      0.54%(i)(f)   0.00%           0.25%       0.05%(c)(f)  0.84%(d)
MainStay VP Common Stock -- Initial Class      0.54%(i)(f)   0.00%           0.00%       0.05%(c)(f)  0.59%(d)
MainStay VP Convertible -- Service Class       0.60%(j)(f)   0.00%           0.25%       0.06%(c)(f)  0.91%(d)
MainStay VP Convertible -- Initial Class       0.60%(j)(f)   0.00%           0.00%       0.06%(c)(f)  0.66%(d)
MainStay VP Developing Growth -- Service
  Class                                        0.80%(k)(f)   0.00%           0.25%       0.12%(f)     1.17%
MainStay VP Developing Growth -- Initial
  Class                                        0.80%(k)(f)   0.00%           0.00%       0.12%(f)     0.92%
MainStay VP Floating Rate -- Service
  Class                                        0.60%(l)      0.00%           0.25%       0.07%        0.92%
MainStay VP Government -- Service Class        0.50%(m)(f)   0.00%           0.25%       0.06%(f)     0.81%
MainStay VP Government -- Initial Class        0.50%(m)(f)   0.00%           0.00%       0.06%(f)     0.56%
MainStay VP High Yield Corporate
  Bond -- Service Class                        0.56%(n)(f)   0.00%           0.25%       0.05%(c)(f)  0.86%(d)
MainStay VP High Yield Corporate
  Bond -- Initial Class                        0.56%(n)(f)   0.00%           0.00%       0.05%(c)(f)  0.61%(d)
MainStay VP ICAP Select Equity -- Service
  Class                                        0.78%(o)(f)   0.00%           0.25%       0.06%(f)     1.09%
MainStay VP ICAP Select Equity -- Initial
  Class                                        0.78%(o)(f)   0.00%           0.00%       0.06%(f)     0.84%
MainStay VP International
  Equity -- Service Class                      0.88%(p)(f)   0.00%           0.25%       0.09%(c)(f)  1.22%(d)
MainStay VP International
  Equity -- Initial Class                      0.88%(p)(f)   0.00%           0.00%       0.09%(c)(f)  0.97%(d)
MainStay VP Large Cap Growth -- Service
  Class                                        0.75%(q)(f)   0.00%           0.25%       0.05%(f)     1.05%(r)
MainStay VP Large Cap Growth -- Initial
  Class                                        0.75%(q)(f)   0.00%           0.00%       0.05%(f)     0.80%(r)
MainStay VP Mid Cap Core -- Service Class      0.85%(s)      0.00%           0.25%       0.06%(c)     1.16%(d)
MainStay VP Mid Cap Core -- Initial Class      0.85%(s)      0.00%           0.00%       0.06%(c)     0.91%(d)
MainStay VP Mid Cap Growth -- Service
  Class                                        0.75%(t)      0.00%           0.25%       0.05%(c)     1.05%(d)
MainStay VP Mid Cap Growth -- Initial
  Class                                        0.75%(t)      0.00%           0.00%       0.05%(c)     0.80%(d)
MainStay VP Mid Cap Value -- Service
  Class                                        0.70%(u)      0.00%           0.25%       0.06%(c)     1.01%(d)
MainStay VP Mid Cap Value -- Initial
  Class                                        0.70%(u)      0.00%           0.00%       0.06%(c)     0.76%(d)
MainStay VP S&P 500 Index -- Service
  Class                                        0.29%(v)(f)   0.00%           0.25%       0.04%(f)     0.58%
MainStay VP S&P 500 Index -- Initial
  Class                                        0.29%(v)(f)   0.00%           0.00%       0.04%(f)     0.33%
MainStay VP Small Cap Growth -- Service
  Class                                        0.90%(w)      0.00%           0.25%       0.06%        1.21%
MainStay VP Small Cap Growth -- Initial
  Class                                        0.90%(w)      0.00%           0.00%       0.06%        0.96%
MainStay VP Total Return -- Service Class      0.57%(x)(f)   0.00%           0.25%       0.06%(c)(f)  0.88%(d)
MainStay VP Total Return -- Initial Class      0.57%(x)(f)   0.00%           0.00%       0.06%(c)(f)  0.63%(d)
MainStay VP Value -- Service Class*            0.36%(l)      0.20%           0.25%       0.05%(c)     0.86%(d)
MainStay VP Value -- Initial Class*            0.36%(l)      0.20%           0.00%       0.05%(c)     0.61%(d)
Alger American SmallCap Growth -- Class S
  Shares **                                    0.81%         0.00%           0.25%       0.15%        1.21%
Alger American SmallCap Growth -- Class O
  Shares **                                    0.81%         0.00%           0.00%       0.15%        0.96%
CVS Calvert Social Balanced Portfolio         0.425%(y)      0.275%          0.00%       0.20%        0.90%
Columbia Small Cap Value Fund, Variable
  Series -- Class B                            0.80%(z)      0.00%           0.25%       0.09%(aa)    1.14%(bb)
Dreyfus IP Technology Growth -- Service
  Class                                        0.75%(cc)     0.00%           0.25%       0.10%(dd)    1.10%
Dreyfus IP Technology Growth -- Initial
  Class                                        0.75%(cc)     0.00%           0.00%       0.10%(dd)    0.85%
Fidelity(R) VIP Contrafund(R) -- Service
  Class 2                                      0.56%(y)      0.00%           0.25%       0.09%        0.90%(ee)
Fidelity(R) VIP Contrafund(R) -- Initial
  Class                                        0.56%(y)      0.00%           0.00%       0.09%        0.65%(ee)
Fidelity(R) VIP Equity-Income -- Service
  Class 2                                      0.46%(y)      0.00%           0.25%       0.09%        0.80%
Fidelity(R) VIP Equity-Income -- Initial
  Class                                        0.46%(y)      0.00%           0.00%       0.09%        0.55%(ee)
Fidelity(R) VIP Mid Cap -- Service Class
  2                                            0.56%(y)      0.00%           0.25%       0.10%        0.91%(ee)
Janus Aspen Series Balanced -- Service
  Shares                                       0.55%(ff)     0.00%           0.25%       0.02%        0.82%

-------------------------------------------------------------------------------------------------------------
                                                                             12B-1                 TOTAL FUND
                                             ADVISORY    ADMINISTRATION      FEE-        OTHER       ANNUAL
                   FUND                        FEES           FEES          S(sec.)    EXPENSES    EXPENSE(A)
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series
  Balanced -- Institutional Shares             0.55%(ff)     0.00%           0.00%       0.02%        0.57%
Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)                 0.65%(ff)     0.00%           0.25%       0.02%        0.92%
Janus Aspen Series Worldwide
  Growth -- Institutional Shares(gg)           0.65%(ff)     0.00%           0.00%       0.02%        0.67%
MFS(R) Investors Trust Series -- Service
  Class                                        0.75%(l)      0.00%           0.25%       0.10%        1.10%(hh)
MFS(R) Investors Trust Series -- Initial
  Class                                        0.75%(l)      0.00%           0.00%       0.10%        0.85%(hh)
MFS(R) Research Series -- Service Class        0.75%(l)      0.00%           0.25%       0.13%        1.13%(hh)
MFS(R) Research Series -- Initial Class        0.75%(l)      0.00%           0.00%       0.13%        0.88%(hh)
MFS(R) Utilities Series -- Service Class       0.75%(l)      0.00%           0.25%       0.10%        1.10%(hh)
Neuberger Berman AMT Mid Cap
  Growth -- Class S                            0.82%(ii)     0.00%           0.25%       0.07%        1.14%(jj)
Royce Micro-Cap Portfolio -- Investment
  Class                                        1.25%         0.00%           0.00%       0.06%        1.31%
Royce Small-Cap Portfolio -- Investment
  Class                                        1.00%         0.00%           0.00%       0.08%        1.08%
T. Rowe Price Equity Income Portfolio II       0.85%(kk)     0.00%           0.25%       0.00%        1.10%
T. Rowe Price Equity Income Portfolio          0.85%(kk)     0.00%           0.00%       0.00%        0.85%
Van Eck Worldwide Hard Assets Fund             1.00%         0.00%           0.00%       0.01%        1.01%
Van Kampen UIF Emerging Markets
  Equity -- Class II(II)                       1.21%(l)      0.00%           0.35%(mm)   0.37%        1.93%
Van Kampen UIF Emerging Markets
  Equity -- Class I(II)                        1.21%(l)      0.00%           0.00%       0.37%        1.58%
Victory VIF Diversified Stock -- Class A
  Shares                                       0.30%(l)      0.00%           0.25%       0.69%        1.24%(nn)


(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the fund's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.

(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(f)     Expenses have been restated to reflect current fees.

(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.

(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(l)     The fees designated as "Advisory Fees" reflect "Management Fees."

(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.

(o) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed contractually to waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Fund Annual Expenses were 0.79% and 1.04%, respectively for Initial Class and Service Class. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.

(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Fund Annual Expenses were 0.78% and 1.03%, respectively for Initial Class and Service Class. There is no guarantee this waiver will continue.

(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Fund Annual Expenses were 0.28% and 0.53%, respectively for Initial Class and Service Class.

(w) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.

(x) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.

(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees".

(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.

(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.

(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class' daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.

(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.

(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.

(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.89% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.54% for Fidelity(R) VIP Equity-Income -- Initial Class, and 0.90% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.

(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.

(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").

(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.

(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".

(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."

(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(mm) The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

(nn) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003 IN SEPARATE ACCOUNT--III:

                                                      EXPENSES IF YOU                           EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                          --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                         1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                       -------  -------  ---------  ---------   -------  ---------  ---------  ---------

MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders......................  $927.53  $870.29  $1,482.27  $3,131.76   $927.53  $1,542.02  $1,983.04  $3,131.76
with EBB Rider..........................  $956.34  $961.58  $1,632.69  $3,422.41   $956.34  $1,627.26  $2,125.97  $3,422.41

MAINSTAY VP BOND--SERVICE CLASS
without any Riders......................  $900.72  $784.80  $1,340.53  $2,853.31   $900.72  $1,462.19  $1,848.35  $2,853.31
with EBB Rider..........................  $929.61  $876.88  $1,493.17  $3,152.97   $929.61  $1,548.18  $1,993.39  $3,152.97

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders......................  $911.25  $818.44  $1,396.41  $2,963.61   $911.25  $1,493.60  $1,901.45  $2,963.61
with EBB Rider..........................  $940.10  $910.21  $1,548.17  $3,259.73   $940.10  $1,579.29  $2,045.66  $3,259.73

MAINSTAY VP CASH MANAGEMENT

without any Riders......................  $872.00  $692.66  $1,186.81  $2,546.27   $872.00  $1,376.15  $1,702.27  $2,546.27
with EBB Rider..........................  $900.97  $785.58  $1,341.83  $2,855.86   $900.97  $1,462.92  $1,849.58  $2,855.86

MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders......................  $905.51  $800.10  $1,365.96  $2,903.59   $905.51  $1,476.47  $1,872.51  $2,903.59
with EBB Rider..........................  $934.38  $892.03  $1,518.19  $3,201.62   $934.38  $1,562.32  $2,017.17  $3,201.62

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders......................  $914.13  $827.61  $1,411.62  $2,993.49   $914.13  $1,502.17  $1,915.90  $2,993.49
with EBB Rider..........................  $942.97  $919.28  $1,563.12  $3,288.61   $942.97  $1,587.77  $2,059.86  $3,288.61

MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders......................  $912.21  $821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59
with EBB Rider..........................  $941.06  $913.24  $1,553.17  $3,269.37   $941.06  $1,582.12  $2,050.40  $3,269.37

MAINSTAY VP DEVELOPING GROWTH--SERVICE
  CLASS
without any Riders......................  $937.11  $900.70  $1,532.49  $3,229.35   $937.11  $1,570.41  $2,030.76  $3,229.35
with EBB Rider..........................  $965.88  $991.70  $1,682.13  $3,516.82   $965.88  $1,655.39  $2,172.94  $3,516.82

MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders......................  $913.17  $824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider..........................  $942.01  $916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
                                          --------------------------------------
INVESTMENT DIVISION                         1 YR     3 YR      5 YR      10 YR
-------------------                       -------  -------  ---------  ---------

MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders......................  $283.92  $870.29  $1,482.27  $3,131.76
with EBB Rider..........................  $314.66  $961.58  $1,632.69  $3,422.41

MAINSTAY VP BOND--SERVICE CLASS
without any Riders......................  $255.31  $784.80  $1,340.53  $2,853.31
with EBB Rider..........................  $286.13  $876.88  $1,493.17  $3,152.97

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders......................  $266.54  $818.44  $1,396.41  $2,963.61
with EBB Rider..........................  $297.34  $910.21  $1,548.17  $3,259.73

MAINSTAY VP CASH MANAGEMENT

without any Riders......................  $224.65  $692.66  $1,186.81  $2,546.27
with EBB Rider..........................  $255.57  $785.58  $1,341.83  $2,855.86

MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders......................  $260.41  $800.10  $1,365.96  $2,903.59
with EBB Rider..........................  $291.22  $892.03  $1,518.19  $3,201.62

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders......................  $269.61  $827.61  $1,411.62  $2,993.49
with EBB Rider..........................  $300.40  $919.28  $1,563.12  $3,288.61

MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders......................  $267.57  $821.50  $1,401.48  $2,973.59
with EBB Rider..........................  $298.36  $913.24  $1,553.17  $3,269.37

MAINSTAY VP DEVELOPING GROWTH--SERVICE
  CLASS
without any Riders......................  $294.14  $900.70  $1,532.49  $3,229.35
with EBB Rider..........................  $324.85  $991.70  $1,682.13  $3,516.82

MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders......................  $268.59  $824.54  $1,406.53  $2,983.54
with EBB Rider..........................  $299.37  $916.26  $1,558.15  $3,278.99

                                                 EXPENSES IF YOU                            EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                      SURRENDER YOUR POLICY
                                    ----------------------------------------   ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------   -------  ---------  ---------  ---------


MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $902.64  $  790.92  $1,350.71  $2,873.45   $902.64  $1,467.91  $1,858.03  $2,873.45
with EBB Rider....................  $931.52  $  882.94  $1,503.18  $3,172.46   $931.52  $1,553.83  $2,002.91  $3,172.46

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $924.66  $  861.15  $1,467.17  $3,102.28   $924.66  $1,533.48  $1,968.68  $3,102.28
with EBB Rider....................  $953.47  $  952.52  $1,617.81  $3,393.89   $953.47  $1,618.80  $2,111.83  $3,393.89

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $907.42  $  806.22  $1,376.12  $2,923.63   $907.42  $1,482.19  $1,882.17  $2,923.63
with EBB Rider....................  $936.28  $  898.10  $1,528.20  $3,221.04   $936.28  $1,567.98  $2,026.68  $3,221.04

MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders................  $929.45  $  876.38  $1,492.34  $3,151.37   $929.45  $1,547.71  $1,992.61  $3,151.37
with EBB Rider....................  $958.25  $  967.61  $1,642.60  $3,441.35   $958.25  $1,632.89  $2,135.38  $3,441.35

MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $941.89  $  915.87  $1,557.51  $3,277.78   $941.89  $1,584.58  $2,054.53  $3,277.78
with EBB Rider....................  $970.65  $1,006.75  $1,706.77  $3,563.68   $970.65  $1,669.44  $2,196.36  $3,563.68

MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $925.62  $  864.20  $1,472.20  $3,112.11   $925.62  $1,536.33  $1,973.46  $3,112.11
with EBB Rider....................  $954.43  $  955.54  $1,622.78  $3,403.39   $954.43  $1,621.62  $2,116.55  $3,403.39

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $936.15  $  897.66  $1,527.48  $3,219.63   $936.15  $1,567.57  $2,026.00  $3,219.63
with EBB Rider....................  $964.92  $  988.69  $1,677.19  $3,507.42   $964.92  $1,652.58  $2,168.25  $3,507.42

MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $925.62  $  864.20  $1,472.20  $3,112.11   $925.62  $1,536.33  $1,973.46  $3,112.11
with EBB Rider....................  $954.43  $  955.54  $1,622.78  $3,403.39   $954.43  $1,621.62  $2,116.55  $3,403.39

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $921.79  $  852.01  $1,452.03  $3,072.74   $921.79  $1,524.95  $1,954.30  $3,072.74
with EBB Rider....................  $950.61  $  943.46  $1,602.92  $3,365.30   $950.61  $1,610.34  $2,097.68  $3,365.30

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $915.08  $  830.66  $1,416.67  $3,003.43   $915.08  $1,505.01  $1,920.70  $3,003.43
with EBB Rider....................  $943.92  $  922.30  $1,568.12  $3,298.25   $943.92  $1,590.59  $2,064.61  $3,298.25

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $918.91  $  842.87  $1,436.90  $3,043.09   $918.91  $1,516.41  $1,939.92  $3,043.09
with EBB Rider....................  $947.74  $  934.40  $1,588.02  $3,336.61   $947.74  $1,601.89  $2,083.52  $3,336.61

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $880.61  $  720.36  $1,233.12  $2,639.32   $880.61  $1,402.02  $1,746.28  $2,639.32
with EBB Rider....................  $909.55  $  813.02  $1,387.41  $2,945.92   $909.55  $1,488.54  $1,892.90  $2,945.92

MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $940.94  $  912.84  $1,552.52  $3,268.12   $940.94  $1,581.75  $2,049.79  $3,268.12
with EBB Rider....................  $969.70  $1,003.74  $1,701.85  $3,554.34   $969.70  $1,666.63  $2,191.68  $3,554.34

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $909.34  $  812.33  $1,386.26  $2,943.64   $909.34  $1,487.90  $1,891.80  $2,943.64
with EBB Rider....................  $938.19  $  904.15  $1,538.19  $3,240.39   $938.19  $1,573.64  $2,036.17  $3,240.39
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------


MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $257.35  $  790.92  $1,350.71  $2,873.45
with EBB Rider....................  $288.17  $  882.94  $1,503.18  $3,172.46

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $280.85  $  861.15  $1,467.17  $3,102.28
with EBB Rider....................  $311.60  $  952.52  $1,617.81  $3,393.89

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $262.46  $  806.22  $1,376.12  $2,923.63
with EBB Rider....................  $293.26  $  898.10  $1,528.20  $3,221.04

MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders................  $285.96  $  876.38  $1,492.34  $3,151.37
with EBB Rider....................  $316.70  $  967.61  $1,642.60  $3,441.35

MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $299.24  $  915.87  $1,557.51  $3,277.78
with EBB Rider....................  $329.94  $1,006.75  $1,706.77  $3,563.68

MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $281.88  $  864.20  $1,472.20  $3,112.11
with EBB Rider....................  $312.62  $  955.54  $1,622.78  $3,403.39

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $293.11  $  897.66  $1,527.48  $3,219.63
with EBB Rider....................  $323.83  $  988.69  $1,677.19  $3,507.42

MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $281.88  $  864.20  $1,472.20  $3,112.11
with EBB Rider....................  $312.62  $  955.54  $1,622.78  $3,403.39

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $277.79  $  852.01  $1,452.03  $3,072.74
with EBB Rider....................  $308.55  $  943.46  $1,602.92  $3,365.30

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $270.63  $  830.66  $1,416.67  $3,003.43
with EBB Rider....................  $301.41  $  922.30  $1,568.12  $3,298.25

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $274.72  $  842.87  $1,436.90  $3,043.09
with EBB Rider....................  $305.49  $  934.40  $1,588.02  $3,336.61

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $233.84  $  720.36  $1,233.12  $2,639.32
with EBB Rider....................  $264.73  $  813.02  $1,387.41  $2,945.92

MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $298.23  $  912.84  $1,552.52  $3,268.12
with EBB Rider....................  $328.92  $1,003.74  $1,701.85  $3,554.34

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $264.50  $  812.33  $1,386.26  $2,943.64
with EBB Rider....................  $295.30  $  904.15  $1,538.19  $3,240.39

                                                 EXPENSES IF YOU                            EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                      SURRENDER YOUR POLICY
                                    ----------------------------------------   ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------   -------  ---------  ---------  ---------


MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders................  $907.42  $  806.22  $1,376.12  $2,923.63   $907.42  $1,482.19  $1,882.17  $2,923.63
with EBB Rider....................  $936.28  $  898.10  $1,528.20  $3,221.04   $936.28  $1,567.98  $2,026.68  $3,221.04

ALGER AMERICAN SMALLCAP
  GROWTH--CLASS S SHARES**
without any Riders................  $940.94  $  912.84  $1,552.52  $3,268.12   $940.94  $1,581.75  $2,049.79  $3,268.12
with EBB Rider....................  $969.70  $1,003.74  $1,701.85  $3,554.34   $969.70  $1,666.63  $2,191.68  $3,554.34

CVS CALVERT SOCIAL BALANCED
  PORTFOLIO
without any Riders................  $911.25  $  818.44  $1,396.41  $2,963.61   $911.25  $1,493.60  $1,901.45  $2,963.61
with EBB Rider....................  $940.10  $  910.21  $1,548.17  $3,259.73   $940.10  $1,579.29  $2,045.66  $3,259.73

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders................  $934.23  $  891.58  $1,517.44  $3,200.16   $934.23  $1,561.89  $2,016.45  $3,200.16
with EBB Rider....................  $963.02  $  982.67  $1,667.32  $3,488.60   $963.02  $1,646.95  $2,158.87  $3,488.60

DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders................  $930.40  $  879.41  $1,497.35  $3,161.14   $930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider....................  $959.20  $  970.62  $1,647.54  $3,450.82   $959.20  $1,635.70  $2,140.08  $3,450.82

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders................  $911.25  $  818.44  $1,396.41  $2,963.61   $911.25  $1,493.60  $1,901.45  $2,963.61
with EBB Rider....................  $940.10  $  910.21  $1,548.17  $3,259.73   $940.10  $1,579.29  $2,045.66  $3,259.73

FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders................  $901.68  $  787.85  $1,345.61  $2,863.37   $901.68  $1,465.04  $1,853.18  $2,863.37
with EBB Rider....................  $930.56  $  879.91  $1,498.17  $3,162.72   $930.56  $1,551.00  $1,998.14  $3,162.72

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $912.21  $  821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59
with EBB Rider....................  $941.06  $  913.24  $1,553.17  $3,269.37   $941.06  $1,582.12  $2,050.40  $3,269.37

JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders................  $903.59  $  793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50
with EBB Rider....................  $932.47  $  885.98  $1,508.19  $3,182.20   $932.47  $1,556.67  $2,007.67  $3,182.20

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders................  $913.17  $  824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider....................  $942.01  $  916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99

MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders................  $930.40  $  879.41  $1,497.35  $3,161.14   $930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider....................  $959.20  $  970.62  $1,647.54  $3,450.82   $959.20  $1,635.70  $2,140.08  $3,450.82

MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders................  $933.28  $  888.54  $1,512.43  $3,190.43   $933.28  $1,559.06  $2,011.69  $3,190.43
with EBB Rider....................  $962.07  $  979.66  $1,662.37  $3,479.15   $962.07  $1,644.14  $2,154.17  $3,479.15
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------


MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders................  $262.46  $  806.22  $1,376.12  $2,923.63
with EBB Rider....................  $293.26  $  898.10  $1,528.20  $3,221.04

ALGER AMERICAN SMALLCAP
  GROWTH--CLASS S SHARES**
without any Riders................  $298.23  $  912.84  $1,552.52  $3,268.12
with EBB Rider....................  $328.92  $1,003.74  $1,701.85  $3,554.34

CVS CALVERT SOCIAL BALANCED
  PORTFOLIO
without any Riders................  $266.54  $  818.44  $1,396.41  $2,963.61
with EBB Rider....................  $297.34  $  910.21  $1,548.17  $3,259.73

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders................  $291.07  $  891.58  $1,517.44  $3,200.16
with EBB Rider....................  $321.79  $  982.67  $1,667.32  $3,488.60

DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders................  $286.98  $  879.41  $1,497.35  $3,161.14
with EBB Rider....................  $317.71  $  970.62  $1,647.54  $3,450.82

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders................  $266.54  $  818.44  $1,396.41  $2,963.61
with EBB Rider....................  $297.34  $  910.21  $1,548.17  $3,259.73

FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders................  $256.32  $  787.85  $1,345.61  $2,863.37
with EBB Rider....................  $287.15  $  879.91  $1,498.17  $3,162.72

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $267.57  $  821.50  $1,401.48  $2,973.59
with EBB Rider....................  $298.36  $  913.24  $1,553.17  $3,269.37

JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders................  $258.37  $  793.98  $1,355.80  $2,883.50
with EBB Rider....................  $289.18  $  885.98  $1,508.19  $3,182.20

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders................  $268.59  $  824.54  $1,406.53  $2,983.54
with EBB Rider....................  $299.37  $  916.26  $1,558.15  $3,278.99

MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders................  $286.98  $  879.41  $1,497.35  $3,161.14
with EBB Rider....................  $317.71  $  970.62  $1,647.54  $3,450.82

MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders................  $290.05  $  888.54  $1,512.43  $3,190.43
with EBB Rider....................  $320.77  $  979.66  $1,662.37  $3,479.15




    * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

    ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                EXPENSES IF YOU                              EXPENSES IF YOU
                                             ANNUITIZE YOUR POLICY                        SURRENDER YOUR POLICY
                                  ------------------------------------------   ------------------------------------------
INVESTMENT DIVISION                  1 YR       3 YR       5 YR      10 YR        1 YR       3 YR       5 YR      10 YR
-------------------               ---------  ---------  ---------  ---------   ---------  ---------  ---------  ---------


MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders..............  $  930.40  $  879.41  $1,497.35  $3,161.14   $  930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider..................  $  959.20  $  970.62  $1,647.54  $3,450.82   $  959.20  $1,635.70  $2,140.08  $3,450.82

NEUBERGER BERMAN AMT MID-CAP
  GROWTH PORTFOLIO--CLASS S
without any Riders..............  $  934.23  $  891.58  $1,517.44  $3,200.16   $  934.23  $1,561.89  $2,016.45  $3,200.16
with EBB Rider..................  $  963.02  $  982.67  $1,667.32  $3,488.60   $  963.02  $1,646.95  $2,158.87  $3,488.60

ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $  950.51  $  943.17  $1,602.45  $3,364.36   $  950.51  $1,610.08  $2,097.23  $3,364.36
with EBB Rider..................  $  979.25  $1,033.79  $1,750.99  $3,647.45   $  979.25  $1,694.69  $2,238.38  $3,647.45

ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $  928.49  $  873.33  $1,487.30  $3,141.56   $  928.49  $1,544.86  $1,987.82  $3,141.56
with EBB Rider..................  $  957.29  $  964.59  $1,637.66  $3,431.90   $  957.29  $1,630.08  $2,130.69  $3,431.90

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO II
without any Riders..............  $  930.40  $  879.41  $1,497.35  $3,161.14   $  930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider..................  $  959.20  $  970.62  $1,647.54  $3,450.82   $  959.20  $1,635.70  $2,140.08  $3,450.82

VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $  921.79  $  852.01  $1,452.03  $3,072.74   $  921.79  $1,524.95  $1,954.30  $3,072.74
with EBB Rider..................  $  950.61  $  943.46  $1,602.92  $3,365.30   $  950.61  $1,610.34  $2,097.68  $3,365.30

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders..............  $1,009.88  $1,129.77  $1,907.29  $3,940.01   $1,009.88  $1,784.31  $2,386.88  $3,940.01
with EBB Rider..................  $1,038.44  $1,218.67  $2,051.09  $4,204.36   $1,038.44  $1,867.32  $2,523.51  $4,204.36

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $  943.81  $  921.95  $1,567.51  $3,297.08   $  943.81  $1,590.25  $2,064.03  $3,297.08
with EBB Rider..................  $  972.56  $1,012.76  $1,716.61  $3,582.36   $  972.56  $1,675.05  $2,205.71  $3,582.36
                                           EXPENSES IF YOU DO NOT
                                            SURRENDER YOUR POLICY
                                  ----------------------------------------
INVESTMENT DIVISION                 1 YR      3 YR       5 YR      10 YR
-------------------               -------  ---------  ---------  ---------


MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders..............  $286.98  $  879.41  $1,497.35  $3,161.14
with EBB Rider..................  $317.71  $  970.62  $1,647.54  $3,450.82

NEUBERGER BERMAN AMT MID-CAP
  GROWTH PORTFOLIO--CLASS S
without any Riders..............  $291.07  $  891.58  $1,517.44  $3,200.16
with EBB Rider..................  $321.79  $  982.67  $1,667.32  $3,488.60

ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $308.45  $  943.17  $1,602.45  $3,364.36
with EBB Rider..................  $339.11  $1,033.79  $1,750.99  $3,647.45

ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $284.94  $  873.33  $1,487.30  $3,141.56
with EBB Rider..................  $315.67  $  964.59  $1,637.66  $3,431.90

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO II
without any Riders..............  $286.98  $  879.41  $1,497.35  $3,161.14
with EBB Rider..................  $317.71  $  970.62  $1,647.54  $3,450.82

VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $277.79  $  852.01  $1,452.03  $3,072.74
with EBB Rider..................  $308.55  $  943.46  $1,602.92  $3,365.30

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders..............  $371.81  $1,129.77  $1,907.29  $3,940.01
with EBB Rider..................  $402.28  $1,218.67  $2,051.09  $4,204.36

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $301.29  $  921.95  $1,567.51  $3,297.08
with EBB Rider..................  $331.98  $1,012.76  $1,716.61  $3,582.36

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 IN SEPARATE ACCOUNT--III:

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------


MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $927.53  $870.29  $1,482.27  $3,131.76   $927.53  $1,542.02  $1,983.04  $3,131.76
with EBB Rider.......................  $956.34  $961.58  $1,632.69  $3,422.41   $956.34  $1,627.26  $2,125.97  $3,422.41

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $876.78  $708.05  $1,212.55  $2,598.05   $876.78  $1,390.52  $1,726.73  $2,598.05
with EBB Rider.......................  $905.74  $800.83  $1,367.18  $2,905.99   $905.74  $1,477.16  $1,873.67  $2,905.99

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $887.32  $741.88  $1,269.03  $2,711.14   $887.32  $1,422.11  $1,780.41  $2,711.14
with EBB Rider.......................  $916.24  $834.35  $1,422.79  $3,015.43   $916.24  $1,508.45  $1,926.51  $3,015.43

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $872.00  $692.66  $1,186.81  $2,546.27   $872.00  $1,376.15  $1,702.27  $2,546.27
with EBB Rider.......................  $900.97  $785.58  $1,341.83  $2,855.86   $900.97  $1,462.92  $1,849.58  $2,855.86

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $881.57  $723.43  $1,238.25  $2,649.60   $881.57  $1,404.88  $1,751.15  $2,649.60
with EBB Rider.......................  $910.51  $816.07  $1,392.48  $2,955.89   $910.51  $1,491.39  $1,897.72  $2,955.89

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $914.13  $827.61  $1,411.62  $2,993.49   $914.13  $1,502.17  $1,915.90  $2,993.49
with EBB Rider.......................  $942.97  $919.28  $1,563.12  $3,288.61   $942.97  $1,587.77  $2,059.86  $3,288.61

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $888.27  $744.95  $1,274.16  $2,721.37   $888.27  $1,424.98  $1,785.28  $2,721.37
with EBB Rider.......................  $917.19  $837.39  $1,427.83  $3,025.32   $917.19  $1,511.29  $1,931.30  $3,025.32

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $913.17  $824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider.......................  $942.01  $916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $913.17  $824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider.......................  $942.01  $916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $878.69  $714.21  $1,222.85  $2,618.72   $878.69  $1,396.27  $1,736.52  $2,618.72
with EBB Rider.......................  $907.64  $806.94  $1,377.31  $2,925.98   $907.64  $1,482.86  $1,883.30  $2,925.98

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $924.66  $861.15  $1,467.17  $3,102.28   $924.66  $1,533.48  $1,968.68  $3,102.28
with EBB Rider.......................  $953.47  $952.52  $1,617.81  $3,393.89   $953.47  $1,618.80  $2,111.83  $3,393.89

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $883.49  $729.59  $1,248.54  $2,670.18   $883.49  $1,410.64  $1,760.93  $2,670.18
with EBB Rider.......................  $912.42  $822.17  $1,402.59  $2,975.77   $912.42  $1,497.08  $1,907.32  $2,975.77
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $905.51  $800.10  $1,365.96  $2,903.59   $905.51  $1,476.47  $1,872.51  $2,903.59
with EBB Rider.......................  $934.38  $892.03  $1,518.19  $3,201.62   $934.38  $1,562.32  $2,017.17  $3,201.62
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------


MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $283.92  $870.29  $1,482.27  $3,131.76
with EBB Rider.......................  $314.66  $961.58  $1,632.69  $3,422.41

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $229.75  $708.05  $1,212.55  $2,598.05
with EBB Rider.......................  $260.66  $800.83  $1,367.18  $2,905.99

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $241.00  $741.88  $1,269.03  $2,711.14
with EBB Rider.......................  $271.87  $834.35  $1,422.79  $3,015.43

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $224.65  $692.66  $1,186.81  $2,546.27
with EBB Rider.......................  $255.57  $785.58  $1,341.83  $2,855.86

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $234.87  $723.43  $1,238.25  $2,649.60
with EBB Rider.......................  $265.76  $816.07  $1,392.48  $2,955.89

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $269.61  $827.61  $1,411.62  $2,993.49
with EBB Rider.......................  $300.40  $919.28  $1,563.12  $3,288.61

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $242.02  $744.95  $1,274.16  $2,721.37
with EBB Rider.......................  $272.88  $837.39  $1,427.83  $3,025.32

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $268.59  $824.54  $1,406.53  $2,983.54
with EBB Rider.......................  $299.37  $916.26  $1,558.15  $3,278.99

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $268.59  $824.54  $1,406.53  $2,983.54
with EBB Rider.......................  $299.37  $916.26  $1,558.15  $3,278.99

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $231.80  $714.21  $1,222.85  $2,618.72
with EBB Rider.......................  $262.69  $806.94  $1,377.31  $2,925.98

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $280.85  $861.15  $1,467.17  $3,102.28
with EBB Rider.......................  $311.60  $952.52  $1,617.81  $3,393.89

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $236.91  $729.59  $1,248.54  $2,670.18
with EBB Rider.......................  $267.79  $822.17  $1,402.59  $2,975.77
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $260.41  $800.10  $1,365.96  $2,903.59
with EBB Rider.......................  $291.22  $892.03  $1,518.19  $3,201.62

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------


MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $917.96  $839.81  $1,431.83  $3,033.19   $917.96  $1,513.56  $1,935.11  $3,033.19
with EBB Rider.......................  $946.79  $931.38  $1,583.05  $3,327.04   $946.79  $1,599.06  $2,078.80  $3,327.04

MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $901.68  $787.85  $1,345.61  $2,863.37   $901.68  $1,465.04  $1,853.18  $2,863.37
with EBB Rider.......................  $930.56  $879.91  $1,498.17  $3,162.72   $930.56  $1,551.00  $1,998.14  $3,162.72

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $912.21  $821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59
with EBB Rider.......................  $941.06  $913.24  $1,553.17  $3,269.37   $941.06  $1,582.12  $2,050.40  $3,269.37

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $901.68  $787.85  $1,345.61  $2,863.37   $901.68  $1,465.04  $1,853.18  $2,863.37
with EBB Rider.......................  $930.56  $879.91  $1,498.17  $3,162.72   $930.56  $1,551.00  $1,998.14  $3,162.72

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $897.84  $775.62  $1,325.25  $2,823.00   $897.84  $1,453.62  $1,833.83  $2,823.00
with EBB Rider.......................  $926.74  $867.77  $1,478.11  $3,123.66   $926.74  $1,539.66  $1,979.08  $3,123.66

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $915.08  $830.66  $1,416.67  $3,003.43   $915.08  $1,505.01  $1,920.70  $3,003.43
with EBB Rider.......................  $943.92  $922.30  $1,568.12  $3,298.25   $943.92  $1,590.59  $2,064.61  $3,298.25

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $918.91  $842.87  $1,436.90  $3,043.09   $918.91  $1,516.41  $1,939.92  $3,043.09
with EBB Rider.......................  $947.74  $934.40  $1,588.02  $3,336.61   $947.74  $1,601.89  $2,083.52  $3,336.61

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $856.68  $643.29  $1,104.03  $2,378.75   $856.68  $1,330.05  $1,623.61  $2,378.75
with EBB Rider.......................  $885.69  $736.66  $1,260.35  $2,693.78   $885.69  $1,417.24  $1,772.15  $2,693.78

MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $917.00  $836.76  $1,426.78  $3,023.28   $917.00  $1,510.71  $1,930.31  $3,023.28
with EBB Rider.......................  $945.83  $928.35  $1,578.07  $3,317.45   $945.83  $1,596.23  $2,074.07  $3,317.45

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $885.40  $735.74  $1,258.79  $2,690.68   $885.40  $1,416.37  $1,770.68  $2,690.68
with EBB Rider.......................  $914.33  $828.25  $1,412.68  $2,995.62   $914.33  $1,502.76  $1,916.91  $2,995.62

MAINSTAY VP VALUE--INITIAL CLASS*
without any Riders...................  $883.49  $729.59  $1,248.54  $2,670.18   $883.49  $1,410.64  $1,760.93  $2,670.18
with EBB Rider.......................  $912.42  $822.17  $1,402.59  $2,975.77   $912.42  $1,497.08  $1,907.32  $2,975.77

ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES**
without any Riders...................  $917.00  $836.76  $1,426.78  $3,023.28   $917.00  $1,510.71  $1,930.31  $3,023.28
with EBB Rider.......................  $945.83  $928.35  $1,578.07  $3,317.45   $945.83  $1,596.23  $2,074.07  $3,317.45
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------


MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $273.70  $839.81  $1,431.83  $3,033.19
with EBB Rider.......................  $304.47  $931.38  $1,583.05  $3,327.04

MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $256.32  $787.85  $1,345.61  $2,863.37
with EBB Rider.......................  $287.15  $879.91  $1,498.17  $3,162.72

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $267.57  $821.50  $1,401.48  $2,973.59
with EBB Rider.......................  $298.36  $913.24  $1,553.17  $3,269.37

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $256.32  $787.85  $1,345.61  $2,863.37
with EBB Rider.......................  $287.15  $879.91  $1,498.17  $3,162.72

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $252.24  $775.62  $1,325.25  $2,823.00
with EBB Rider.......................  $283.07  $867.77  $1,478.11  $3,123.66

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $270.63  $830.66  $1,416.67  $3,003.43
with EBB Rider.......................  $301.41  $922.30  $1,568.12  $3,298.25

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $274.72  $842.87  $1,436.90  $3,043.09
with EBB Rider.......................  $305.49  $934.40  $1,588.02  $3,336.61

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $208.30  $643.29  $1,104.03  $2,378.75
with EBB Rider.......................  $239.27  $736.66  $1,260.35  $2,693.78

MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $272.67  $836.76  $1,426.78  $3,023.28
with EBB Rider.......................  $303.45  $928.35  $1,578.07  $3,317.45

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $238.96  $735.74  $1,258.79  $2,690.68
with EBB Rider.......................  $269.83  $828.25  $1,412.68  $2,995.62

MAINSTAY VP VALUE--INITIAL CLASS*
without any Riders...................  $236.91  $729.59  $1,248.54  $2,670.18
with EBB Rider.......................  $267.79  $822.17  $1,402.59  $2,975.77

ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES**
without any Riders...................  $272.67  $836.76  $1,426.78  $3,023.28
with EBB Rider.......................  $303.45  $928.35  $1,578.07  $3,317.45




    * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

    ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------


CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $911.25  $818.44  $1,396.41  $2,963.61   $911.25  $1,493.60  $1,901.45  $2,963.61
with EBB Rider.......................  $940.10  $910.21  $1,548.17  $3,259.73   $940.10  $1,579.29  $2,045.66  $3,259.73

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES CLASS B
without any Riders...................  $934.23  $891.58  $1,517.44  $3,200.16   $934.23  $1,561.89  $2,016.45  $3,200.16
with EBB Rider.......................  $963.02  $982.67  $1,667.32  $3,488.60   $963.02  $1,646.95  $2,158.87  $3,488.60

DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $906.47  $803.17  $1,371.05  $2,913.63   $906.47  $1,479.34  $1,877.35  $2,913.63
with EBB Rider.......................  $935.33  $895.08  $1,523.21  $3,211.35   $935.33  $1,565.16  $2,021.94  $3,211.35

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $887.32  $741.88  $1,269.03  $2,711.14   $887.32  $1,422.11  $1,780.41  $2,711.14
with EBB Rider.......................  $916.24  $834.35  $1,422.79  $3,015.43   $916.24  $1,508.45  $1,926.51  $3,015.43

FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders...................  $877.74  $711.14  $1,217.71  $2,608.40   $877.74  $1,393.40  $1,731.63  $2,608.40
with EBB Rider.......................  $906.69  $803.90  $1,372.26  $2,916.00   $906.69  $1,480.02  $1,878.50  $2,916.00

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $912.21  $821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59
with EBB Rider.......................  $941.06  $913.24  $1,553.17  $3,269.37   $941.06  $1,582.12  $2,050.40  $3,269.37

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders...................  $879.66  $717.29  $1,228.00  $2,629.04   $879.66  $1,399.15  $1,741.41  $2,629.04
with EBB Rider.......................  $908.60  $809.99  $1,382.38  $2,935.98   $908.60  $1,485.71  $1,888.12  $2,935.98

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $889.23  $748.02  $1,279.27  $2,731.56   $889.23  $1,427.84  $1,790.14  $2,731.56
with EBB Rider.......................  $918.15  $840.43  $1,432.85  $3,035.18   $918.15  $1,514.13  $1,936.08  $3,035.18

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $906.47  $803.17  $1,371.05  $2,913.63   $906.47  $1,479.34  $1,877.35  $2,913.63
with EBB Rider.......................  $935.33  $895.08  $1,523.21  $3,211.35   $935.33  $1,565.16  $2,021.94  $3,211.35

MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $909.34  $812.33  $1,386.26  $2,943.64   $909.34  $1,487.90  $1,891.80  $2,943.64
with EBB Rider.......................  $938.19  $904.15  $1,538.19  $3,240.39   $938.19  $1,573.64  $2,036.17  $3,240.39

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $930.40  $879.41  $1,497.35  $3,161.14   $930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider.......................  $959.20  $970.62  $1,647.54  $3,450.82   $959.20  $1,635.70  $2,140.08  $3,450.82

NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $934.23  $891.58  $1,517.44  $3,200.16   $934.23  $1,561.89  $2,016.45  $3,200.16
with EBB Rider.......................  $963.02  $982.67  $1,667.32  $3,488.60   $963.02  $1,646.95  $2,158.87  $3,488.60
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------


CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $266.54  $818.44  $1,396.41  $2,963.61
with EBB Rider.......................  $297.34  $910.21  $1,548.17  $3,259.73

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES CLASS B
without any Riders...................  $291.07  $891.58  $1,517.44  $3,200.16
with EBB Rider.......................  $321.79  $982.67  $1,667.32  $3,488.60

DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $261.44  $803.17  $1,371.05  $2,913.63
with EBB Rider.......................  $292.25  $895.08  $1,523.21  $3,211.35

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $241.00  $741.88  $1,269.03  $2,711.14
with EBB Rider.......................  $271.87  $834.35  $1,422.79  $3,015.43

FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders...................  $230.78  $711.14  $1,217.71  $2,608.40
with EBB Rider.......................  $261.68  $803.90  $1,372.26  $2,916.00

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $267.57  $821.50  $1,401.48  $2,973.59
with EBB Rider.......................  $298.36  $913.24  $1,553.17  $3,269.37

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders...................  $232.82  $717.29  $1,228.00  $2,629.04
with EBB Rider.......................  $263.72  $809.99  $1,382.38  $2,935.98

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $243.04  $748.02  $1,279.27  $2,731.56
with EBB Rider.......................  $273.91  $840.43  $1,432.85  $3,035.18

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $261.44  $803.17  $1,371.05  $2,913.63
with EBB Rider.......................  $292.25  $895.08  $1,523.21  $3,211.35

MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $264.50  $812.33  $1,386.26  $2,943.64
with EBB Rider.......................  $295.30  $904.15  $1,538.19  $3,240.39

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $286.98  $879.41  $1,497.35  $3,161.14
with EBB Rider.......................  $317.71  $970.62  $1,647.54  $3,450.82

NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $291.07  $891.58  $1,517.44  $3,200.16
with EBB Rider.......................  $321.79  $982.67  $1,667.32  $3,488.60

                                                EXPENSES IF YOU                              EXPENSES IF YOU
                                             ANNUITIZE YOUR POLICY                        SURRENDER YOUR POLICY
                                  ------------------------------------------   ------------------------------------------
INVESTMENT DIVISION                  1 YR       3 YR       5 YR      10 YR        1 YR       3 YR       5 YR      10 YR
-------------------               ---------  ---------  ---------  ---------   ---------  ---------  ---------  ---------


ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $  950.51  $  943.17  $1,602.45  $3,364.36   $  950.51  $1,610.08  $2,097.23  $3,364.36
with EBB Rider..................  $  979.25  $1,033.79  $1,750.99  $3,647.45   $  979.25  $1,694.69  $2,238.38  $3,647.45

ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $  928.49  $  873.33  $1,487.30  $3,141.56   $  928.49  $1,544.86  $1,987.82  $3,141.56
with EBB Rider..................  $  957.29  $  964.59  $1,637.66  $3,431.90   $  957.29  $1,630.08  $2,130.69  $3,431.90

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders..............  $  906.47  $  803.17  $1,371.05  $2,913.63   $  906.47  $1,479.34  $1,877.35  $2,913.63
with EBB Rider..................  $  935.33  $  895.08  $1,523.21  $3,211.35   $  935.33  $1,565.16  $2,021.94  $3,211.35

VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $  921.79  $  852.01  $1,452.03  $3,072.74   $  921.79  $1,524.95  $1,954.30  $3,072.74
with EBB Rider..................  $  950.61  $  943.46  $1,602.92  $3,365.30   $  950.61  $1,610.34  $2,097.68  $3,365.30

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders..............  $  976.36  $1,024.72  $1,736.18  $3,619.44   $  976.36  $1,686.22  $2,224.30  $3,619.44
with EBB Rider..................  $1,005.02  $1,114.58  $1,882.64  $3,894.24   $1,005.02  $1,770.13  $2,363.47  $3,894.24

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $  943.81  $  921.95  $1,567.51  $3,297.08   $  943.81  $1,590.25  $2,064.03  $3,297.08
with EBB Rider..................  $  972.56  $1,012.76  $1,716.61  $3,582.36   $  972.56  $1,675.05  $2,205.71  $3,582.36
                                           EXPENSES IF YOU DO NOT
                                            SURRENDER YOUR POLICY
                                  ----------------------------------------
INVESTMENT DIVISION                 1 YR      3 YR       5 YR      10 YR
-------------------               -------  ---------  ---------  ---------


ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $308.45  $  943.17  $1,602.45  $3,364.36
with EBB Rider..................  $339.11  $1,033.79  $1,750.99  $3,647.45

ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $284.94  $  873.33  $1,487.30  $3,141.56
with EBB Rider..................  $315.67  $  964.59  $1,637.66  $3,431.90

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders..............  $261.44  $  803.17  $1,371.05  $2,913.63
with EBB Rider..................  $292.25  $  895.08  $1,523.21  $3,211.35

VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $277.79  $  852.01  $1,452.03  $3,072.74
with EBB Rider..................  $308.55  $  943.46  $1,602.92  $3,365.30

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders..............  $336.03  $1,024.72  $1,736.18  $3,619.44
with EBB Rider..................  $366.62  $1,114.58  $1,882.64  $3,894.24

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $301.29  $  921.95  $1,567.51  $3,297.08
with EBB Rider..................  $331.98  $1,012.76  $1,716.61  $3,582.36

FOR POLICIES INVESTING IN SEPARATE ACCOUNT--I AND II:

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------


MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $889.13  $747.68  $1,278.71  $2,730.45   $889.13  $1,427.53  $1,789.60  $2,730.45
with EBB Rider.......................  $917.96  $839.81  $1,431.83  $3,033.19   $917.96  $1,513.56  $1,935.11  $3,033.19

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $838.22  $583.60  $1,003.58  $2,173.47   $838.22  $1,274.31  $1,528.15  $2,173.47
with EBB Rider.......................  $867.20  $677.25  $1,161.00  $2,494.19   $867.20  $1,361.76  $1,677.75  $2,494.19

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $848.79  $617.80  $1,061.19  $2,291.47   $848.79  $1,306.24  $1,582.89  $2,291.47
with EBB Rider.......................  $877.74  $711.14  $1,217.71  $2,608.40   $877.74  $1,393.40  $1,731.63  $2,608.40

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $833.42  $568.03  $  977.31  $2,119.41   $833.42  $1,259.77  $1,503.18  $2,119.41
with EBB Rider.......................  $862.42  $661.82  $1,135.13  $2,441.86   $862.42  $1,347.35  $1,653.16  $2,441.86

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $843.03  $599.16  $1,029.81  $2,227.28   $843.03  $1,288.84  $1,553.07  $2,227.28
with EBB Rider.......................  $872.00  $692.66  $1,186.81  $2,546.27   $872.00  $1,376.15  $1,702.27  $2,546.27

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $875.68  $704.51  $1,206.63  $2,586.14   $875.68  $1,387.21  $1,721.11  $2,586.14
with EBB Rider.......................  $904.55  $797.04  $1,360.88  $2,893.54   $904.55  $1,473.62  $1,867.68  $2,893.54

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $849.74  $620.91  $1,066.42  $2,302.15   $849.74  $1,309.15  $1,587.87  $2,302.15
with EBB Rider.......................  $878.69  $714.21  $1,222.85  $2,618.72   $878.69  $1,396.27  $1,736.52  $2,618.72

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $874.71  $701.42  $1,201.46  $2,575.75   $874.71  $1,384.33  $1,716.19  $2,575.75
with EBB Rider.......................  $903.59  $793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $874.71  $701.42  $1,201.46  $2,575.75   $874.71  $1,384.33  $1,716.19  $2,575.75
with EBB Rider.......................  $903.59  $793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $840.14  $589.83  $1,014.09  $2,195.03   $840.14  $1,280.12  $1,538.13  $2,195.03
with EBB Rider.......................  $869.12  $683.41  $1,171.32  $2,515.04   $869.12  $1,367.51  $1,687.56  $2,515.04

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $886.24  $738.43  $1,263.29  $2,699.68   $886.24  $1,418.89  $1,774.95  $2,699.68
with EBB Rider.......................  $915.08  $830.66  $1,416.67  $3,003.43   $915.08  $1,505.01  $1,920.70  $3,003.43

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $844.95  $605.38  $1,040.28  $2,248.72   $844.95  $1,294.65  $1,563.02  $2,248.72
with EBB Rider.......................  $873.91  $698.83  $1,197.12  $2,567.01   $873.91  $1,381.91  $1,712.07  $2,567.01

MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $867.03  $676.69  $1,160.06  $2,492.32   $867.03  $1,361.24  $1,676.85  $2,492.32
with EBB Rider.......................  $895.93  $769.49  $1,315.04  $2,802.74   $895.93  $1,447.89  $1,824.13  $2,802.74
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------


MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $242.93  $747.68  $1,278.71  $2,730.45
with EBB Rider.......................  $273.70  $839.81  $1,431.83  $3,033.19

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $188.60  $583.60  $1,003.58  $2,173.47
with EBB Rider.......................  $219.53  $677.25  $1,161.00  $2,494.19

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $199.88  $617.80  $1,061.19  $2,291.47
with EBB Rider.......................  $230.78  $711.14  $1,217.71  $2,608.40

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $183.48  $568.03  $  977.31  $2,119.41
with EBB Rider.......................  $214.43  $661.82  $1,135.13  $2,441.86

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $193.73  $599.16  $1,029.81  $2,227.28
with EBB Rider.......................  $224.65  $692.66  $1,186.81  $2,546.27

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $228.58  $704.51  $1,206.63  $2,586.14
with EBB Rider.......................  $259.39  $797.04  $1,360.88  $2,893.54

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $200.90  $620.91  $1,066.42  $2,302.15
with EBB Rider.......................  $231.80  $714.21  $1,222.85  $2,618.72

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $227.55  $701.42  $1,201.46  $2,575.75
with EBB Rider.......................  $258.37  $793.98  $1,355.80  $2,883.50

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $227.55  $701.42  $1,201.46  $2,575.75
with EBB Rider.......................  $258.37  $793.98  $1,355.80  $2,883.50

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $190.65  $589.83  $1,014.09  $2,195.03
with EBB Rider.......................  $221.58  $683.41  $1,171.32  $2,515.04

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $239.85  $738.43  $1,263.29  $2,699.68
with EBB Rider.......................  $270.63  $830.66  $1,416.67  $3,003.43

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $195.78  $605.38  $1,040.28  $2,248.72
with EBB Rider.......................  $226.69  $698.83  $1,197.12  $2,567.01

MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $219.35  $676.69  $1,160.06  $2,492.32
with EBB Rider.......................  $250.19  $769.49  $1,315.04  $2,802.74

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------


MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $879.52  $716.85  $1,227.26  $2,627.57   $879.52  $1,398.74  $1,740.71  $2,627.57
with EBB Rider.......................  $908.38  $809.28  $1,381.20  $2,933.64   $908.38  $1,485.05  $1,886.99  $2,933.64

MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $863.19  $664.31  $1,139.31  $2,450.34   $863.19  $1,349.67  $1,657.13  $2,450.34
with EBB Rider.......................  $892.10  $757.22  $1,294.62  $2,762.14   $892.10  $1,436.44  $1,804.72  $2,762.14

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $873.76  $698.33  $1,196.29  $2,565.35   $873.76  $1,381.44  $1,711.28  $2,565.35
with EBB Rider.......................  $902.64  $790.92  $1,350.71  $2,873.45   $902.64  $1,467.91  $1,858.03  $2,873.45

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $863.19  $664.31  $1,139.31  $2,450.34   $863.19  $1,349.67  $1,657.13  $2,450.34
with EBB Rider.......................  $892.10  $757.22  $1,294.62  $2,762.14   $892.10  $1,436.44  $1,804.72  $2,762.14

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $859.35  $651.92  $1,118.52  $2,408.20   $859.35  $1,338.10  $1,637.38  $2,408.20
with EBB Rider.......................  $888.27  $744.95  $1,274.16  $2,721.37   $888.27  $1,424.98  $1,785.28  $2,721.37

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $876.64  $707.59  $1,211.78  $2,596.51   $876.64  $1,390.09  $1,726.00  $2,596.51
with EBB Rider.......................  $905.51  $800.10  $1,365.96  $2,903.59   $905.51  $1,476.47  $1,872.51  $2,903.59

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $880.48  $719.93  $1,232.41  $2,637.89   $880.48  $1,401.61  $1,745.61  $2,637.89
with EBB Rider.......................  $909.34  $812.33  $1,386.26  $2,943.64   $909.34  $1,487.90  $1,891.80  $2,943.64

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $818.05  $518.10  $  892.88  $1,944.62   $818.05  $1,213.14  $1,422.94  $1,944.62
with EBB Rider.......................  $847.10  $612.35  $1,052.01  $2,272.71   $847.10  $1,301.16  $1,574.17  $2,272.71

MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $878.56  $713.77  $1,222.10  $2,617.22   $878.56  $1,395.86  $1,735.81  $2,617.22
with EBB Rider.......................  $907.42  $806.22  $1,376.12  $2,923.63   $907.42  $1,482.19  $1,882.17  $2,923.63

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $846.87  $611.59  $1,050.74  $2,270.12   $846.87  $1,300.44  $1,572.96  $2,270.12
with EBB Rider.......................  $875.83  $704.98  $1,207.41  $2,587.72   $875.83  $1,387.65  $1,721.85  $2,587.72

MAINSTAY VP VALUE--INITIAL CLASS(*)
without any Riders...................  $844.95  $605.38  $1,040.28  $2,248.72   $844.95  $1,294.65  $1,563.02  $2,248.72
with EBB Rider.......................  $873.91  $698.83  $1,197.12  $2,567.01   $873.91  $1,381.91  $1,712.07  $2,567.01

ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES(**)
without any Riders...................  $878.56  $713.77  $1,222.10  $2,617.22   $878.56  $1,395.86  $1,735.81  $2,617.22
with EBB Rider.......................  $907.42  $806.22  $1,376.12  $2,923.63   $907.42  $1,482.19  $1,882.17  $2,923.63
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------


MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $232.68  $716.85  $1,227.26  $2,627.57
with EBB Rider.......................  $263.48  $809.28  $1,381.20  $2,933.64

MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $215.25  $664.31  $1,139.31  $2,450.34
with EBB Rider.......................  $246.10  $757.22  $1,294.62  $2,762.14

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $226.53  $698.33  $1,196.29  $2,565.35
with EBB Rider.......................  $257.35  $790.92  $1,350.71  $2,873.45

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $215.25  $664.31  $1,139.31  $2,450.34
with EBB Rider.......................  $246.10  $757.22  $1,294.62  $2,762.14

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $211.15  $651.92  $1,118.52  $2,408.20
with EBB Rider.......................  $242.02  $744.95  $1,274.16  $2,721.37

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $229.60  $707.59  $1,211.78  $2,596.51
with EBB Rider.......................  $260.41  $800.10  $1,365.96  $2,903.59

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $233.70  $719.93  $1,232.41  $2,637.89
with EBB Rider.......................  $264.50  $812.33  $1,386.26  $2,943.64

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $167.08  $518.10  $  892.88  $1,944.62
with EBB Rider.......................  $198.08  $612.35  $1,052.01  $2,272.71

MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $231.65  $713.77  $1,222.10  $2,617.22
with EBB Rider.......................  $262.46  $806.22  $1,376.12  $2,923.63

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $197.83  $611.59  $1,050.74  $2,270.12
with EBB Rider.......................  $228.74  $704.98  $1,207.41  $2,587.72

MAINSTAY VP VALUE--INITIAL CLASS(*)
without any Riders...................  $195.78  $605.38  $1,040.28  $2,248.72
with EBB Rider.......................  $226.69  $698.83  $1,197.12  $2,567.01

ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES(**)
without any Riders...................  $231.65  $713.77  $1,222.10  $2,617.22
with EBB Rider.......................  $262.46  $806.22  $1,376.12  $2,923.63




    (*) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

    (**) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------


CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $872.79  $695.24  $1,191.12  $2,554.95   $872.79  $1,378.56  $1,706.37  $2,554.95
with EBB Rider.......................  $901.68  $787.85  $1,345.61  $2,863.37   $901.68  $1,465.04  $1,853.18  $2,863.37

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $895.84  $769.21  $1,314.58  $2,801.83   $895.84  $1,447.63  $1,823.69  $2,801.83
with EBB Rider.......................  $924.66  $861.15  $1,467.17  $3,102.28   $924.66  $1,533.48  $1,968.68  $3,102.28

DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $868.00  $679.79  $1,165.25  $2,502.78   $868.00  $1,364.13  $1,681.78  $2,502.78
with EBB Rider.......................  $896.89  $772.56  $1,320.16  $2,812.90   $896.89  $1,450.76  $1,828.99  $2,812.90

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $848.79  $617.80  $1,061.19  $2,291.47   $848.79  $1,306.24  $1,582.89  $2,291.47
with EBB Rider.......................  $877.74  $711.14  $1,217.71  $2,608.40   $877.74  $1,393.40  $1,731.63  $2,608.40

FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders...................  $839.18  $586.72  $1,008.85  $2,184.26   $839.18  $1,277.22  $1,533.16  $2,184.26
with EBB Rider.......................  $868.17  $680.33  $1,166.16  $2,504.62   $868.17  $1,364.64  $1,682.65  $2,504.62

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $873.76  $698.33  $1,196.29  $2,565.35   $873.76  $1,381.44  $1,711.28  $2,565.35
with EBB Rider.......................  $902.64  $790.92  $1,350.71  $2,873.45   $902.64  $1,467.91  $1,858.03  $2,873.45

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders...................  $841.10  $592.94  $1,019.33  $2,205.78   $841.10  $1,283.03  $1,543.11  $2,205.78
with EBB Rider.......................  $870.08  $686.50  $1,176.48  $2,525.46   $870.08  $1,370.40  $1,692.46  $2,525.46

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $850.71  $624.01  $1,071.64  $2,312.80   $850.71  $1,312.04  $1,592.83  $2,312.80
with EBB Rider.......................  $879.66  $717.29  $1,228.00  $2,629.04   $879.66  $1,399.15  $1,741.41  $2,629.04

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $868.00  $679.79  $1,165.25  $2,502.78   $868.00  $1,364.13  $1,681.78  $2,502.78
with EBB Rider.......................  $896.89  $772.56  $1,320.16  $2,812.90   $896.89  $1,450.76  $1,828.99  $2,812.90

MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $870.87  $689.06  $1,180.78  $2,534.12   $870.87  $1,372.79  $1,696.54  $2,534.12
with EBB Rider.......................  $899.76  $781.74  $1,335.44  $2,843.21   $899.76  $1,459.33  $1,843.51  $2,843.21

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $892.00  $756.91  $1,294.10  $2,761.10   $892.00  $1,436.15  $1,804.23  $2,761.10
with EBB Rider.......................  $920.83  $848.96  $1,446.99  $3,062.86   $920.83  $1,522.10  $1,949.51  $3,062.86

NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $895.84  $769.21  $1,314.58  $2,801.83   $895.84  $1,447.63  $1,823.69  $2,801.83
with EBB Rider.......................  $924.66  $861.15  $1,467.17  $3,102.28   $924.66  $1,533.48  $1,968.68  $3,102.28

ROYCE MICRO-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $912.18  $821.38  $1,401.28  $2,973.20   $912.18  $1,496.35  $1,906.08  $2,973.20
with EBB Rider.......................  $940.94  $912.84  $1,552.52  $3,268.12   $940.94  $1,581.75  $2,049.79  $3,268.12

ROYCE SMALL-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $890.08  $750.75  $1,283.83  $2,740.66   $890.08  $1,430.39  $1,794.47  $2,740.66
with EBB Rider.......................  $918.91  $842.87  $1,436.90  $3,043.09   $918.91  $1,516.41  $1,939.92  $3,043.09
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------


CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $225.50  $695.24  $1,191.12  $2,554.95
with EBB Rider.......................  $256.32  $787.85  $1,345.61  $2,863.37

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $250.10  $769.21  $1,314.58  $2,801.83
with EBB Rider.......................  $280.85  $861.15  $1,467.17  $3,102.28

DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $220.38  $679.79  $1,165.25  $2,502.78
with EBB Rider.......................  $251.22  $772.56  $1,320.16  $2,812.90

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $199.88  $617.80  $1,061.19  $2,291.47
with EBB Rider.......................  $230.78  $711.14  $1,217.71  $2,608.40

FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders...................  $189.63  $586.72  $1,008.85  $2,184.26
with EBB Rider.......................  $220.56  $680.33  $1,166.16  $2,504.62

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $226.53  $698.33  $1,196.29  $2,565.35
with EBB Rider.......................  $257.35  $790.92  $1,350.71  $2,873.45

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders...................  $191.68  $592.94  $1,019.33  $2,205.78
with EBB Rider.......................  $222.60  $686.50  $1,176.48  $2,525.46

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $201.93  $624.01  $1,071.64  $2,312.80
with EBB Rider.......................  $232.82  $717.29  $1,228.00  $2,629.04

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $220.38  $679.79  $1,165.25  $2,502.78
with EBB Rider.......................  $251.22  $772.56  $1,320.16  $2,812.90

MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $223.45  $689.06  $1,180.78  $2,534.12
with EBB Rider.......................  $254.28  $781.74  $1,335.44  $2,843.21

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $246.00  $756.91  $1,294.10  $2,761.10
with EBB Rider.......................  $276.76  $848.96  $1,446.99  $3,062.86

NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $250.10  $769.21  $1,314.58  $2,801.83
with EBB Rider.......................  $280.85  $861.15  $1,467.17  $3,102.28

ROYCE MICRO-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $267.53  $821.38  $1,401.28  $2,973.20
with EBB Rider.......................  $298.23  $912.84  $1,552.52  $3,268.12

ROYCE SMALL-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $243.95  $750.75  $1,283.83  $2,740.66
with EBB Rider.......................  $274.72  $842.87  $1,436.90  $3,043.09

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------


T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $868.00  $679.79  $1,165.25  $2,502.78   $868.00  $1,364.13  $1,681.78  $2,502.78
with EBB Rider.......................  $896.89  $772.56  $1,320.16  $2,812.90   $896.89  $1,450.76  $1,828.99  $2,812.90

VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $883.36  $729.19  $1,247.87  $2,668.84   $883.36  $1,410.26  $1,760.30  $2,668.84
with EBB Rider.......................  $912.21  $821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $938.10  $903.87  $1,537.72  $3,239.47   $938.10  $1,573.37  $2,035.73  $3,239.47
with EBB Rider.......................  $966.79  $994.56  $1,686.82  $3,525.76   $966.79  $1,658.06  $2,177.40  $3,525.76

VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $905.45  $799.92  $1,365.66  $2,902.99   $905.45  $1,476.31  $1,872.23  $2,902.99
with EBB Rider.......................  $934.23  $891.58  $1,517.44  $3,200.16   $934.23  $1,561.89  $2,016.45  $3,200.16
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------


T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $220.38  $679.79  $1,165.25  $2,502.78
with EBB Rider.......................  $251.22  $772.56  $1,320.16  $2,812.90

VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $236.78  $729.19  $1,247.87  $2,668.84
with EBB Rider.......................  $267.57  $821.50  $1,401.48  $2,973.59

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $295.20  $903.87  $1,537.72  $3,239.47
with EBB Rider.......................  $325.81  $994.56  $1,686.82  $3,525.76

VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $260.35  $799.92  $1,365.66  $2,902.99
with EBB Rider.......................  $291.07  $891.58  $1,517.44  $3,200.16

                           QUESTIONS AND ANSWERS ABOUT
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY?

     A New York Life Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to 43 Investment Divisions of the applicable Separate Account, 42 of which are available to all policyholders, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (a) SEPARATE ACCOUNTS

               Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 43 Investment Divisions, 42 of which are available to all policyholders. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

               Separate Account III currently consists of 73 Investment Divisions, 42 of which are available to all policyholders. They offer investments in domestic and international markets. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (b) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.")

     You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     For Policies Investing in Separate Accounts-I & II:

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     For Policies Investing in Separate Account-III:

     Before the date We start making Income Payments to you, We will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See "OTHER CHARGES.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

POLICY YEAR                                                    SURRENDER CHARGE
-----------                                                    ----------------
 1...........................................................         7%
 2...........................................................         7%
 3...........................................................         7%
 4...........................................................         6%
 5...........................................................         5%
 6...........................................................         4%
 7...........................................................         3%
 8...........................................................         2%
 9...........................................................         1%
10+..........................................................         0%


     In no event will the aggregate surrender charge applied under the policy exceed eight and one-half percent (8.5%) of the total Premium Payments.

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the policy year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for Code Section 403(b) Tax Sheltered Annuities ("TSAs"), $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; an additional $50 per month.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Additional premium payments must be at least $50 each or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC at one of the addresses listed in Question 17 of this Prospectus or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments We accept without prior approval is $1,000,000.

     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they were received. (See "THE POLICIES--Policy Application and Premium Payments.") You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "INCOME PAYMENTS.") We may offer other options, at Our discretion, where permitted by state law.


10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

     (a) the Accumulation Value, less any outstanding loan balance,

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

     (c) the "reset value" (as described in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent "reset date." This feature is only available for policies investing in Separate Account-III.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11 below. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider ("ESC") Rider applies, see the EBB & ESC Riders.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICIES--Your Right to Cancel ("Free Look").")

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:

REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:


REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654

     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets, and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                              SEPARATE ACCOUNT-III
                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 and for the years in the period then ended, where applicable, are derived from financial statements not included herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                         MAINSTAY VP                              MAINSTAY VP
                          BALANCED--                                 BOND--                         MAINSTAY VP BOND--INITIAL
                        SERVICE CLASS                            SERVICE CLASS                                CLASS
                 ---------------------------    -----------------------------------------------    --------------------------
                  2007      2006     2005(G)     2007      2006      2005      2004     2003(C)     2007      2006      2005
                 ------    ------    -------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.38    $10.46     $10.00    $10.49    $10.20    $10.15    $ 9.91     $10.00    $16.64    $16.14    $16.01
Accumulation
  Unit Value
  (end of
  period)......  $11.51    $11.38     $10.46    $10.99    $10.49    $10.20    $10.15     $ 9.91    $17.47    $16.64    $16.14
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,754     4,111      3,115     1,553     1,297     1,110       737        296     5,935     6,999     8,911
                                     MAINSTAY VP BOND--INITIAL CLASS
                 ----------------------------------------------------------------------
                   2004       2003       2002       2001      2000      1999      1998
                 -------    -------    -------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 15.60    $ 15.14    $ 14.02    $ 13.01    $12.02    $12.37    $11.50
Accumulation
  Unit Value
  (end of
  period)......  $ 16.01    $ 15.60    $ 15.14    $ 14.02    $13.01    $12.02    $12.37
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   10,346     12,616     14,282     11,339     6,588     6,871     4,993



                                   MAINSTAY VP
                              CAPITAL APPRECIATION--
                                  SERVICE CLASS                            MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                 -----------------------------------------------    -------------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007       2006       2005       2004       2003       2002
                 ------    ------    ------    ------    -------    ------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.51    $12.17    $11.42    $11.15     $10.00    $18.38    $ 17.85    $ 16.70    $ 16.26    $ 12.98    $ 19.03
Accumulation
  Unit Value
  (end of
  period)......  $13.83    $12.51    $12.17    $11.42     $11.15    $20.37    $ 18.38    $ 17.85    $ 16.70    $ 16.26    $ 12.98
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     888       859       788       653        248     9,739     12,330     15,825     20,255     23,240     25,441
                            MAINSTAY VP CAPITAL
                        APPRECIATION--INITIAL CLASS
                 ----------------------------------------
                   2001       2000       1999       1998
                 -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 25.14    $ 28.55    $ 23.09    $ 16.95
Accumulation
  Unit Value
  (end of
  period)......  $ 19.03    $ 25.14    $ 28.55    $ 23.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   29,099     29,793     23,024     15,940



                                                       MAINSTAY VP CASH MANAGEMENT
                 -------------------------------------------------------------------------------------------------------
                  2007      2006      2005       2004       2003       2002       2001       2000       1999       1998
                 ------    ------    ------    -------    -------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $1.31     $1.27     $1.25      $1.26      $1.27      $1.27      $1.24      $1.18      $1.14      $1.10
Accumulation
  Unit Value
  (end of
  period)......   $1.35     $1.31     $1.27      $1.25      $1.26      $1.27      $1.27      $1.24      $1.18      $1.14
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  90,100    71,765    82,631    100,042    130,435    208,084    205,310    133,091    248,786    105,842



                                   MAINSTAY VP
                                  COMMON STOCK--
                                  SERVICE CLASS                               MAINSTAY VP COMMON STOCK--INITIAL CLASS
                 -----------------------------------------------    -----------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005       2004       2003       2002
                 ------    ------    ------    ------    -------    ------    ------    ------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.09    $13.17    $12.44    $11.40     $10.00    $27.11    $23.61    $22.23    $ 20.33    $ 16.31    $ 21.84
Accumulation
  Unit Value
  (end of
  period)......  $15.61    $15.09    $13.17    $12.44     $11.40    $28.11    $27.11    $23.61    $ 22.23    $ 20.33    $ 16.31
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     745       662       539       387        162     6,457     8,043     9,934     12,168     13,689     14,959
                 MAINSTAY VP COMMON STOCK--INITIAL CLASS
                 ---------------------------------------
                   2001       2000       1999      1998
                 -------    -------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 26.71    $ 28.02    $ 21.87    $17.52
Accumulation
  Unit Value
  (end of
  period)......  $ 21.84    $ 26.71    $ 28.02    $21.87
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   16,447     15,714     11,321     8,239


-------
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                    MAINSTAY VP
                    CONSERVATIVE                        MAINSTAY VP
                    ALLOCATION--                       CONVERTIBLE--                       MAINSTAY VP CONVERTIBLE--INITIAL
                   SERVICE CLASS                       SERVICE CLASS                                     CLASS
                 -----------------    -----------------------------------------------    ------------------------------------
                  2007     2006(H)     2007      2006      2005      2004     2003(C)     2007      2006      2005      2004
                 ------    -------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.66     $10.00    $13.07    $12.03    $11.48    $10.99     $10.00    $20.13    $18.49    $17.59    $16.81
Accumulation
  Unit Value
  (end of
  period)......  $11.28     $10.66    $14.77    $13.07    $12.03    $11.48     $10.99    $22.80    $20.13    $18.49    $17.59
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,010      1,612     1,392     1,248     1,105       884        347     5,245     6,442     7,778     9,263
                           MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                 ---------------------------------------------------------
                   2003      2002      2001      2000      1999      1998
                 -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 13.95    $15.36    $15.92    $17.00    $12.14    $11.78
Accumulation
  Unit Value
  (end of
  period)......  $ 16.81    $13.95    $15.36    $15.92    $17.00    $12.14
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   10,078     9,467     9,385     7,873     3,826     3,139



                                   MAINSTAY VP                                             MAINSTAY VP
                               DEVELOPING GROWTH--                                     DEVELOPING GROWTH--
                                  SERVICE CLASS                                           INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.78    $13.34    $12.11    $11.63     $10.00    $10.62    $ 9.57    $ 8.66    $ 8.30    $ 6.07    $ 8.67
Accumulation
  Unit Value
  (end of
  period)......  $19.79    $14.78    $13.34    $12.11     $11.63    $14.26    $10.62    $ 9.57    $ 8.66    $ 8.30    $ 6.07
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     404       316       235       161         55     1,275     1,389     1,609     2,817     3,094     2,893
                              MAINSTAY VP                         MAINSTAY VP
                          DEVELOPING GROWTH--                   FLOATING RATE--
                             INITIAL CLASS                       SERVICE CLASS
                 -------------------------------------    ---------------------------
                  2001      2000      1999     1998(A)     2007      2006     2005(G)
                 ------    ------    ------    -------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.49    $11.89    $ 9.12     $10.00    $10.52    $10.10     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $ 8.67    $ 9.49    $11.89     $ 9.12    $10.62    $10.52     $10.10
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,959     3,141     2,276      1,573     4,749     6,301      3,612



                                  MAINSTAY VP
                                  GOVERNMENT--
                                 SERVICE CLASS                               MAINSTAY VP GOVERNMENT--INITIAL CLASS
                 ---------------------------------------------    ----------------------------------------------------------
                  2007      2006      2005     2004    2003(C)     2007      2006      2005      2004       2003       2002
                 ------    ------    -----    -----    -------    ------    ------    ------    ------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.21    $ 9.97    $9.91    $9.75     $10.00    $16.02    $15.61    $15.46    $15.17    $ 15.10    $ 13.94
Accumulation
  Unit Value
  (end of
  period)......  $10.71    $10.21    $9.97    $9.91     $ 9.75    $16.85    $16.02    $15.61    $15.46    $ 15.17    $ 15.10
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,190     1,005      881      614        272     4,166     5,160     6,756     8,248     11,183     15,260
                    MAINSTAY VP GOVERNMENT--INITIAL
                                 CLASS
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.26    $11.98    $12.37    $11.51
Accumulation
  Unit Value
  (end of
  period)......  $13.94    $13.26    $11.98    $12.37
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   8,293     4,508     5,008     3,208



                      MAINSTAY VP
                         GROWTH                           MAINSTAY VP
                      ALLOCATION--                HIGH YIELD CORPORATE BOND--                MAINSTAY VP HIGH YIELD CORPORATE
                     SERVICE CLASS                       SERVICE CLASS                              BOND--INITIAL CLASS
                   -----------------    -----------------------------------------------    ------------------------------------
                    2007     2006(H)     2007      2006      2005      2004     2003(C)     2007      2006      2005      2004
                   ------    -------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $11.08     $10.00    $14.12    $12.81    $12.65    $11.41     $10.00    $25.46    $23.05    $22.70    $20.42
Accumulation
  Unit Value
  (end of
  period)......    $12.03     $11.08    $14.20    $14.12    $12.81    $12.65     $11.41    $25.68    $25.46    $23.05    $22.70
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     2,631      1,524     5,387     4,654     3,920     2,643        920    14,914    18,683    23,132    27,478
                     MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                   --------------------------------------------------------
                    2003      2002      2001      2000      1999      1998
                   ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $15.19    $15.09    $14.59    $15.72    $14.12    $13.95
Accumulation
  Unit Value
  (end of
  period)......    $20.42    $15.19    $15.09    $14.59    $15.72    $14.12
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......    30,240    27,478    28,228    25,693    25,509    21,960



-------
(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(h) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                   MAINSTAY VP
                               ICAP SELECT EQUITY--
                                  SERVICE CLASS                           MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.10    $12.87    $12.40    $11.32     $10.00    $13.68    $11.63    $11.18    $10.18    $ 8.07    $10.61
Accumulation
  Unit Value
  (end of
  period)......  $15.87    $15.10    $12.87    $12.40     $11.32    $14.42    $13.68    $11.63    $11.18    $10.18    $ 8.07
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,166       413       332       251         73     4,594     2,640     2,904     3,342     3,407     4,314
                        MAINSTAY VP ICAP SELECT
                         EQUITY--INITIAL CLASS
                 -------------------------------------
                  2001      2000      1999     1998(A)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.27    $10.72    $10.19     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.61    $11.27    $10.72     $10.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,211     3,356     2,397      1,629



                                   MAINSTAY VP
                              INTERNATIONAL EQUITY--
                                  SERVICE CLASS                          MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.59    $14.39    $13.55    $11.74     $10.00    $24.94    $19.26    $18.09    $15.63    $12.19    $12.94
Accumulation
  Unit Value
  (end of
  period)......  $19.19    $18.59    $14.39    $13.55     $11.74    $25.81    $24.94    $19.26    $18.09    $15.63    $12.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,806     1,339       869       441        114     3,273     3,643     3,484     2,925     2,229     1,933
                       MAINSTAY VP INTERNATIONAL
                         EQUITY--INITIAL CLASS
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.26    $18.88    $14.95    $12.32
Accumulation
  Unit Value
  (end of
  period)......  $12.94    $15.26    $18.88    $14.95
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,537     1,556     1,204     1,012



                                   MAINSTAY VP
                                LARGE CAP GROWTH--
                                  SERVICE CLASS                            MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.56    $10.96    $10.67    $11.11     $10.00    $13.04    $12.33    $11.98    $12.44    $ 9.85    $13.92
Accumulation
  Unit Value
  (end of
  period)......  $13.79    $11.56    $10.96    $10.67     $11.11    $15.61    $13.04    $12.33    $11.98    $12.44    $ 9.85
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     586       419       278       191         74     3,618     4,322     5,180     6,615     7,818     8,375
                 MAINSTAY VP LARGE CAP GROWTH--INITIAL
                                 CLASS
                 -------------------------------------
                  2001      2000      1999     1998(A)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.92    $19.06    $11.68     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $13.92    $16.92    $19.06     $11.68
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   9,537     9,323     2,730      1,408



                                   MAINSTAY VP
                                     MID CAP
                                      CORE--
                                  SERVICE CLASS
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.28    $16.17    $14.19    $11.80     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $18.88    $18.28    $16.17    $14.19     $11.80
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,176       986       740       414        125
                                     MAINSTAY VP MID CAP CORE--
                                            INITIAL CLASS
                 ------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002    2001(B)
                 ------    ------    ------    ------    ------    -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.74    $14.77    $12.92    $10.73    $ 8.03    $9.35     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $17.34    $16.74    $14.77    $12.92    $10.73    $8.03     $ 9.35
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,539     2,876     3,204     2,964     2,245    1,872        734
                                   MAINSTAY VP
                                     MID CAP
                                     GROWTH--
                                  SERVICE CLASS
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.02    $16.77    $14.56    $12.07     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $20.52    $18.02    $16.77    $14.56     $12.07
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,460     1,334     1,104       653        197



-------
(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                    MAINSTAY VP MID CAP GROWTH--
                                           INITIAL CLASS
                 -----------------------------------------------------------------
                  2007      2006      2005      2004      2003     2002    2001(B)
                 ------    ------    ------    ------    -----    -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.75    $12.76    $11.05    $ 9.14    $6.40    $9.09     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $15.70    $13.75    $12.76    $11.05    $9.14    $6.40     $ 9.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,847     4,615     5,239     4,905    3,998    1,768        855
                               MAINSTAY VP MID CAP
                                     VALUE--
                                  SERVICE CLASS
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.64    $13.94    $13.41    $11.60     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $15.20    $15.64    $13.94    $13.41     $11.60
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,788     1,582     1,298       688        207
                                         MAINSTAY VP MID CAP
                                        VALUE--INITIAL CLASS
                 ------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002    2001(B)
                 ------    ------    ------    ------    ------    -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.31    $12.72    $12.20    $10.53    $ 8.28    $9.83     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $13.95    $14.31    $12.72    $12.20    $10.53    $8.28     $ 9.83
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,250     6,320     7,547     7,353     6,201    5,378      1,781



                                         MAINSTAY VP
                    MAINSTAY VP            MODERATE
                      MODERATE              GROWTH                           MAINSTAY VP
                    ALLOCATION--         ALLOCATION--                      S&P 500 INDEX--
                   SERVICE CLASS        SERVICE CLASS                       SERVICE CLASS
                 -----------------    -----------------    -----------------------------------------------
                  2007     2006(H)     2007     2006(H)     2007      2006      2005      2004     2003(C)
                 ------    -------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.83     $10.00    $11.03     $10.00    $14.32    $12.61    $12.24    $11.26     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.59     $10.83    $11.87     $11.03    $14.82    $14.32    $12.61    $12.24     $11.26
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,704      2,780     5,620      3,194     3,356     3,049     2,570     1,713        606
                                              MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                 -------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999       1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $26.58    $23.35    $22.60    $20.74    $16.41    $21.39    $24.68    $27.60    $23.19    $ 18.30
Accumulation
  Unit Value
  (end of
  period)......  $27.58    $26.58    $23.35    $22.60    $20.74    $16.41    $21.39    $24.68    $27.60    $ 23.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  12,943    16,021    19,872    23,603    25,814    27,274    30,265    30,595    24,805     17,575



                                   MAINSTAY VP
                                SMALL CAP GROWTH--
                                  SERVICE CLASS
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.10    $13.48    $13.17    $12.24     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $13.43    $14.10    $13.48    $13.17     $12.24
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,108     1,048       921       593        192
                             MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                 ------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002    2001(B)
                 ------    ------    ------    ------    ------    -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.16    $10.64    $10.37    $ 9.61    $ 6.88    $9.48     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.65    $11.16    $10.64    $10.37    $ 9.61    $6.88      $9.48
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,292     2,996     3,613     4,375     4,177    2,600      1,286
                                   MAINSTAY VP
                                  TOTAL RETURN--
                                  SERVICE CLASS
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.66    $11.76    $11.23    $10.73     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $13.39    $12.66    $11.76    $11.23     $10.73
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     746       720       665       501        171



                                              MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                 -------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999       1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $20.23    $18.74    $17.84    $17.01    $14.41    $17.52    $19.89    $21.09    $18.28    $ 14.58
Accumulation
  Unit Value
  (end of
  period)......  $21.45    $20.23    $18.74    $17.84    $17.01    $14.41    $17.52    $19.89    $21.09    $ 18.28
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   6,205     7,691     9,593    12,145    13,754    14,813    16,939    17,027    14,509     11,136



-------
(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(h) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                   MAINSTAY VP
                                     VALUE--
                                  SERVICE CLASS                                 MAINSTAY VP VALUE--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.44    $13.21    $12.64    $11.55     $10.00    $24.56    $20.95    $19.99    $18.22    $14.51    $18.64
Accumulation
  Unit Value
  (end of
  period)......  $15.52    $15.44    $13.21    $12.64     $11.55    $24.74    $24.56    $20.95    $19.99    $18.22    $14.51
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,274     1,121       888       633        223     6,108     7,477     8,804    10,255    11,104    11,706
                    MAINSTAY VP VALUE--INITIAL CLASS
                 -------------------------------------
                  2001      2000      1999       1998
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.82    $16.91    $15.76    $ 16.67
Accumulation
  Unit Value
  (end of
  period)......  $18.64    $18.82    $16.91    $ 15.76
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  11,482     8,963     9,782     10,004



                                      ALGER
                            AMERICAN SMALLCAP GROWTH--
                                  CLASS S SHARES                         ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                 -----------------------------------------------    -------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004     2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    -----    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.93    $16.04    $13.95    $12.16     $10.00    $13.53    $11.43     $9.92    $8.63    $ 6.15    $ 8.45
Accumulation
  Unit Value
  (end of
  period)......  $21.83    $18.93    $16.04    $13.95     $12.16    $15.64    $13.53    $11.43    $9.92    $ 8.63    $ 6.15
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     592       564       364       210         55     3,861     5,028     5,793    6,515     6,994     7,192
                        ALGER AMERICAN SMALLCAP
                        GROWTH--CLASS O SHARES
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.16    $16.93    $11.97    $10.51
Accumulation
  Unit Value
  (end of
  period)......  $ 8.45    $12.16    $16.93    $11.97
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   7,864     7,657     3,063     1,904



                                               CVS CALVERT SOCIAL BALANCED PORTFOLIO
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $19.96    $18.61    $17.86    $16.73    $14.22    $16.41    $17.89    $18.72    $16.92    $14.76
Accumulation
  Unit Value
  (end of
  period)......  $20.22    $19.96    $18.61    $17.86    $16.73    $14.22    $16.41    $17.89    $18.72    $16.92
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,057     1,268     1,536     1,684     1,655     1,627     1,668     1,484       987       594



                                                                                                              DREYFUS IP
                    COLUMBIA SMALL CAP VALUE FUND,                         DREYFUS IP                         TECHNOLOGY
                          VARIABLE SERIES--                           TECHNOLOGY GROWTH--                   GROWTH--INITIAL
                               CLASS B                                   SERVICE SHARES                         SHARES
                 -----------------------------------    -----------------------------------------------    ----------------
                  2007    2006      2005     2004(E)     2007      2006      2005      2004     2003(C)     2007      2006
                 ------  ------    ------    -------    ------    ------    ------    ------    -------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.99  $11.03    $10.61     $10.00    $12.18    $11.87    $11.63    $11.77     $10.00    $ 9.12    $ 8.87
Accumulation
  Unit Value
  (end of
  period)......  $12.48  $12.99    $11.03     $10.61    $13.74    $12.18    $11.87    $11.63     $11.77    $10.32    $ 9.12
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,274   1,275       704         49       525       476       396       277        104     1,065     1,284
                            DREYFUS IP TECHNOLOGY                       FIDELITY(R) VIP CONTRAFUND(R)--
                            GROWTH--INITIAL SHARES                              SERVICE CLASS 2
                 -------------------------------------------    -----------------------------------------------
                  2005     2004     2003     2002    2001(B)     2007      2006      2005      2004     2003(C)
                 -----    -----    -----    -----    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $8.67    $8.75    $5.88    $9.84     $10.00    $16.78    $15.27    $13.27    $11.69     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $8.87    $8.67    $8.75    $5.88     $ 9.84    $19.41    $16.78    $15.27    $13.27     $11.69
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  1,423    1,936    2,027      815        325     3,275     2,697     1,792       955        318



-------
(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                           FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $26.67    $24.21    $21.00    $18.44    $14.56    $16.28    $18.82    $20.44    $16.68    $13.01
Accumulation
  Unit Value
  (end of
  period)......  $30.93    $26.67    $24.21    $21.00    $18.44    $14.56    $16.28    $18.82    $20.44    $16.68
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  10,034    12,342    14,328    15,206    15,836    16,358    17,160    16,983    12,004     7,022
                         FIDELITY(R) VIP EQUITY-INCOME--
                                 SERVICE CLASS 2
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.57    $13.16    $12.64    $11.53     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $15.54    $15.57    $13.16    $12.64     $11.53
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,168     1,806     1,344       810        251



                                                 FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                 -----------------------------------------------------------------------------------------------------------
                  2007      2006      2005       2004      2003      2002      2001      2000      1999      1998      1997
                 ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.86    $18.45    $17.67    $ 16.07    $12.50    $15.26    $16.29    $15.23    $14.53    $13.20    $10.45
Accumulation
  Unit Value
  (end of
  period)......  $21.89    $21.86    $18.45    $ 17.67    $16.07    $12.50    $15.26    $16.29    $15.23    $14.53    $13.20
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   6,579     8,089     9,399     10,725    11,179    11,548    11,501     9,762     8,139     5,850     2,267
                                 FIDELITY(R) VIP
                                    MID CAP--
                                 SERVICE CLASS 2
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(D)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $17.87    $16.12    $13.85    $11.27     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $20.32    $17.87    $16.12    $13.85     $11.27
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,593     3,833     3,580     2,037        199



                                                                                              JANUS ASPEN
                          JANUS ASPEN SERIES BALANCED--                                    SERIES BALANCED--
                                  SERVICE SHARES                                         INSTITUTIONAL SHARES
                 -----------------------------------------------    --------------------------------------------------------------
                  2007      2006      2005      2004     2003(C)      2007       2006       2005       2004       2003       2002
                 ------    ------    ------    ------    -------    -------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.98    $11.92    $11.23    $10.52     $10.00    $ 23.85    $ 21.84    $ 20.52    $ 19.17    $ 17.05    $ 18.48
Accumulation
  Unit Value
  (end of
  period)......  $14.12    $12.98    $11.92    $11.23     $10.52    $ 25.99    $ 23.85    $ 21.84    $ 20.52    $ 19.17    $ 17.05
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,561     1,416     1,217       924        410     12,429     15,886     20,068     24,437     28,250     31,372
                               JANUS ASPEN
                            SERIES BALANCED--
                           INSTITUTIONAL SHARES
                 ---------------------------------------
                   2001       2000       1999      1998
                 -------    -------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 19.66    $ 20.40    $ 16.32    $12.32
Accumulation
  Unit Value
  (end of
  period)......  $ 18.48    $ 19.66    $ 20.40    $16.32
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   32,862     30,425     16,575     6,418



                      JANUS ASPEN SERIES WORLDWIDE GROWTH--            JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL
                                  SERVICE SHARES                                             SHARES
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.38    $12.37    $11.88    $11.53     $10.00    $18.48    $15.85    $15.18    $14.70    $12.02    $16.36
Accumulation
  Unit Value
  (end of
  period)......  $15.51    $14.38    $12.37    $11.88     $11.53    $19.97    $18.48    $15.85    $15.18    $14.70    $12.02
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     545       476       416       297        121     7,468     9,403    11,939    15,251    18,103    20,859
                     JANUS ASPEN SERIES WORLDWIDE
                     GROWTH--INSTITUTIONAL SHARES
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.39    $25.73    $15.86    $12.48
Accumulation
  Unit Value
  (end of
  period)......  $16.36    $21.39    $25.73    $15.86
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  23,563    23,672    12,816     7,855



-------
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                      MFS(R)
                             INVESTORS TRUST SERIES--
                                  SERVICE CLASS                              MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005     2004     2003     2002     2001
                 ------    ------    ------    ------    -------    ------    ------    -----    -----    -----    -----    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.96    $12.56    $11.91    $10.86     $10.00    $11.03    $ 9.90    $9.35    $8.52    $7.07    $9.07    $10.95
Accumulation
  Unit Value
  (end of
  period)......  $15.14    $13.96    $12.56    $11.91     $10.86    $11.99    $11.03    $9.90    $9.35    $8.52    $7.07    $ 9.07
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     104       100        92        70         12     1,374     1,764    2,160    2,599    2,885    3,138     3,303
                    MFS(R) INVESTORS TRUST
                    SERIES--INITIAL CLASS
                 ---------------------------
                  2000      1999     1998(A)
                 ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.12    $10.57     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.95    $11.12     $10.57
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,695     1,685        435



                                      MFS(R)
                                RESEARCH SERIES--
                                  SERVICE CLASS                               MFS(R) RESEARCH SERIES--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.48    $13.33    $12.56    $11.02     $10.00    $11.69    $10.73    $10.09    $ 8.84    $ 7.19    $ 9.66
Accumulation
  Unit Value
  (end of
  period)......  $16.13    $14.48    $13.33    $12.56     $11.02    $13.05    $11.69    $10.73    $10.09    $ 8.84    $ 7.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     143       130       112        74         35     1,536     2,180     2,867     3,422     3,779     4,107
                 MFS(R) RESEARCH SERIES--INITIAL CLASS
                 -------------------------------------
                  2001      2000      1999     1998(A)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.44    $13.25    $10.83     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $ 9.66    $12.44    $13.25     $10.83
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,857     4,054       999        252



                                                                       NEUBERGER BERMAN AMT
                       MFS(R) UTILITIES SERIES--                    MID-CAP GROWTH PORTFOLIO--
                             SERVICE CLASS                                   CLASS S
                 -------------------------------------        -------------------------------------
                  2007      2006      2005     2004(F)         2007      2006      2005     2004(F)
                 ------    ------    ------    -------        ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $20.58    $15.94    $13.86     $10.83        $15.76    $13.96    $12.48     $10.91
Accumulation
  Unit Value
  (end of
  period)......  $25.89    $20.58    $15.94     $13.86        $18.99    $15.76    $13.96     $12.48
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   6,591     5,493     4,346      1,092           514       349       236        109
                            ROYCE                              ROYCE
                          MICRO-CAP                          SMALL-CAP
                         PORTFOLIO--                        PORTFOLIO--
                       INVESTMENT CLASS                   INVESTMENT CLASS
                 ---------------------------        ---------------------------
                  2007      2006     2005(G)         2007      2006     2005(G)
                 ------    ------    -------        ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.51    $12.16     $10.00        $12.72    $11.18     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.88    $14.51     $12.16        $12.27    $12.72     $11.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,353     1,051        159         1,078       907        387



                                  T. ROWE PRICE
                            EQUITY INCOME PORTFOLIO II                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.15    $12.94    $12.66    $11.20     $10.00    $16.69    $14.22    $13.88    $12.25    $ 9.90    $11.55
Accumulation
  Unit Value
  (end of
  period)......  $15.39    $15.15    $12.94    $12.66     $11.20    $16.99    $16.69    $14.22    $13.88    $12.25    $ 9.90
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,224     1,906     1,460       765        224     7,348     8,977    10,552    10,397     9,625     9,056
                 T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 -------------------------------------
                  2001      2000      1999     1998(A)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.55    $10.36    $10.13     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.55    $11.55    $10.36     $10.13
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   7,398     3,679     2,387        995



-------
(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                                                  VAN ECK WORLDWIDE HARD ASSETS
                 -----------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002     2001      2000      1999    1998(A)
                 ------    ------    ------    ------    ------    -----    ------    ------    -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $28.55    $23.26    $15.55    $12.72    $ 8.89    $9.28    $10.51    $ 9.57    $8.02     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $40.93    $28.55    $23.26    $15.55    $12.72    $8.89    $ 9.28    $10.51    $9.57     $ 8.02
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,524     3,296     2,840     1,271       805      714       378       469      216         53
                             VAN KAMPEN UIF EMERGING
                             MARKETS EQUITY--CLASS II
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $29.67    $21.93    $16.63    $13.71     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $41.09    $29.67    $21.93    $16.63     $13.71
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     691       526       304       134         31



                                         VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                 ----------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002     2001      2000      1999      1998
                 ------    ------    ------    ------    ------    -----    ------    ------    ------    -----
Accumulation
  Unit Value
  (beginning of
  period)......  $22.66    $16.76    $12.70    $10.46     $7.09    $7.89    $ 8.55    $14.27    $ 7.40    $9.89
Accumulation
  Unit Value
  (end of
  period)......  $31.39    $22.66    $16.76    $12.70    $10.46    $7.09    $ 7.89    $ 8.55    $14.27    $7.40
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,910     3,407     3,378     3,076     3,161    3,213     3,172     3,358     1,659      841
                    VICTORY VIF DIVERSIFIED STOCK--
                             CLASS A SHARES
                 -------------------------------------
                  2007      2006      2005     2004(F)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.45    $12.00    $11.19     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.59    $13.45    $12.00     $11.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     545       578       483        184



-------
(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                           SEPARATE ACCOUNTS-I AND II
                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on January 29, 1993.

                       MAINSTAY VP
                        BALANCED--                                   MAINSTAY VP
                         SERVICE                                       BOND--
                          CLASS                                     INITIAL CLASS
               ---------------------------    --------------------------------------------------------
                2007      2006     2005(F)     2007      2006      2005      2004      2003      2002
               ------    ------    -------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.41    $10.47     $10.00    $17.67    $17.12    $16.97    $16.52    $16.01    $14.81
Accumulation
  Unit value
  (end of
  period)....  $11.55    $11.41     $10.47    $18.57    $17.67    $17.12    $16.97    $16.52    $16.01
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     504       522        384     1,074     1,291     1,633     1,924     2,485     2,912

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.41    $10.47     $10.00    $17.67    $17.12    $16.97    $16.52    $16.01    $14.81
Accumulation
  Unit value
  (end of
  period)....  $11.55    $11.41     $10.47    $18.57    $17.67    $17.12    $16.97    $16.52    $16.01
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     636       659        529     1,230     1,391     1,679     1,915     2,337     2,623
                            MAINSTAY VP                                       MAINSTAY VP
                              BOND--                                     CAPITAL APPRECIATION--
                           INITIAL CLASS                                     INITIAL CLASS
               ------------------------------------    ---------------------------------------------------------
                2001      2000      1999      1998      2007      2006      2005       2004      2003      2002
               ------    ------    ------    ------    ------    ------    ------    -------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.73    $12.67    $13.04    $12.10    $23.56    $22.85    $21.36    $ 20.77    $16.57    $24.27
Accumulation
  Unit value
  (end of
  period)....  $14.81    $13.73    $12.67    $13.04    $26.14    $23.56    $22.85    $ 21.36    $20.77    $16.57
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,231     2,376     2,772     2,823     3,168     4,037     5,068      6,529     7,820     8,969

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.73    $12.67    $13.04    $12.10    $23.56    $22.85    $21.36    $ 20.77    $16.57    $24.27
Accumulation
  Unit value
  (end of
  period)....  $14.81    $13.73    $12.67    $13.04    $26.14    $23.56    $22.85    $ 21.36    $20.77    $16.57
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,506     1,954     2,296     2,190     4,474     5,408     6,632      8,178     9,184     9,904
                            MAINSTAY VP
                      CAPITAL APPRECIATION--
                           INITIAL CLASS
               ------------------------------------
                2001      2000      1999      1998
               ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $32.02    $36.34    $29.35    $21.53
Accumulation
  Unit value
  (end of
  period)....  $24.27    $32.02    $36.34    $29.35
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....  10,729    12,222    12,611    12,433

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $32.02    $36.34    $29.35    $21.53
Accumulation
  Unit value
  (end of
  period)....  $24.27    $32.02    $36.34    $29.35
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....  11,296    12,184    12,137    11,469




                                                            MAINSTAY VP
                                                          CASH MANAGEMENT
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25     $1.21     $1.16
Accumulation
  Unit value
  (end of
  period)....     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25     $1.21
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....    12,112    10,856    11,934    14,156    20,884    34,967    39,115    30,612    46,932    34,013

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25     $1.21     $1.16
Accumulation
  Unit value
  (end of
  period)....     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25     $1.21
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....    15,515    13,408    14,418    18,047    23,965    33,873    34,686    26,368    47,710    32,015
                                                            MAINSTAY VP
                                                          COMMON STOCK--
                                                           INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24    $25.13    $20.11
Accumulation
  Unit value
  (end of
  period)....    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24    $25.13
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     1,551     1,891     2,370     2,865     3,264     3,696     4,445     5,062     4,954     4,996

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24    $25.13    $20.11
Accumulation
  Unit value
  (end of
  period)....    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24    $25.13
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     2,135     2,492     2,965     3,497     3,816     4,073     4,605     4,847     4,618     4,300



                  MAINSTAY VP
                  CONSERVATIVE                             MAINSTAY VP
                  ALLOCATION--                            CONVERTIBLE--
                 SERVICE CLASS                            INITIAL CLASS
               -----------------    --------------------------------------------------------
                2007     2006(G)     2007      2006      2005      2004      2003      2002
               ------    -------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.60     $10.00    $20.27    $18.60    $17.67    $16.87    $13.99    $15.39
Accumulation
  Unit value
  (end of
  period)....  $11.22     $10.60    $22.98    $20.27    $18.60    $17.67    $16.87    $13.99
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     578        274       632       785       961     1,191     1,293     1,118

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.57     $10.00    $20.22    $18.55    $17.63    $16.83    $13.95    $15.34
Accumulation
  Unit value
  (end of
  period)....  $11.19     $10.57    $22.92    $20.22    $18.55    $17.63    $16.83    $13.95
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     459        239       684       787       896     1,020     1,049       912
                                                                            MAINSTAY VP
                            MAINSTAY VP                                      DEVELOPING
                           CONVERTIBLE--                                      GROWTH--
                           INITIAL CLASS                                   INITIAL CLASS
               ------------------------------------    -----------------------------------------------------
                2001      2000      1999      1998      2007      2006      2005      2004     2003     2002
               ------    ------    ------    ------    ------    ------    ------    -----    -----    -----
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.93    $16.99    $12.13    $11.76    $11.80    $10.61    $ 9.59    $9.18    $6.72    $9.58
Accumulation
  Unit value
  (end of
  period)....  $15.39    $15.93    $16.99    $12.13    $15.85    $11.80    $10.61    $9.59    $9.18    $6.72
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,181     1,160       915       847       158       177       203      219      248      171

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.89    $16.95    $12.09    $11.73    $11.82    $10.63    $ 9.61    $9.20    $6.73    $9.60
Accumulation
  Unit value
  (end of
  period)....  $15.34    $15.89    $16.95    $12.09    $15.88    $11.82    $10.63    $9.61    $9.20    $6.73
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     931       891       624       610       234       248       252      284      302      225
                            MAINSTAY VP
                             DEVELOPING
                              GROWTH--
                           INITIAL CLASS
               -------------------------------------
                2001      2000      1999     1998(A)
               ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.47    $13.11    $10.05     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 9.58    $10.47    $13.11     $10.05
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     222       266       198         87

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.50    $13.14    $10.07     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 9.60    $10.50    $13.14     $10.07
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     247       303       178         59



-------
(a) For the period June 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                       MAINSTAY VP                                             MAINSTAY VP
                     FLOATING RATE--                                          GOVERNMENT--
                      SERVICE CLASS                                           INITIAL CLASS
               ---------------------------    ----------------------------------------------------------------------------
                2007      2006     2005(F)     2007      2006      2005      2004      2003      2002      2001      2000
               ------    ------    -------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.54    $10.10     $10.00    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $14.69    $13.26
Accumulation
  Unit value
  (end of
  period)....  $10.65    $10.54     $10.10    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $14.69
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     764       790        285     1,022     1,249     1,569     1,963     2,819     4,144     3,307     2,677

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.54    $10.10     $10.00    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $14.69    $13.26
Accumulation
  Unit value
  (end of
  period)....  $10.65    $10.54     $10.10    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $14.69
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     715       591        199     1,035     1,218     1,467     1,756     2,373     3,121     2,241     1,784
                                      MAINSTAY VP
                  MAINSTAY VP            GROWTH                                     MAINSTAY VP
                 GOVERNMENT--         ALLOCATION--                          HIGH YIELD CORPORATE BOND--
                 INITIAL CLASS       SERVICE CLASS                                 INITIAL CLASS
               ----------------    -----------------    ------------------------------------------------------------------
                1999      1998      2007     2006(G)     2007      2006      2005      2004      2003      2002      2001
               ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.68    $12.71    $10.92     $10.00    $25.92    $23.44    $23.07    $20.73    $15.40    $15.29    $14.76
Accumulation
  Unit value
  (end of
  period)....  $13.26    $13.68    $11.87     $10.92    $26.18    $25.92    $23.44    $23.07    $20.73    $15.40    $15.29
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   5,186     3,288       370        190     3,670     4,543     5,729     6,804     7,248     6,783     7,999

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.68    $12.71    $11.01     $10.00    $25.89    $23.41    $23.04    $20.71    $15.38    $15.27    $14.75
Accumulation
  Unit value
  (end of
  period)....  $13.26    $13.68    $11.97     $11.01    $26.15    $25.89    $23.41    $23.04    $20.71    $15.38    $15.27
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,873     2,233       448        282     3,279     3,783     4,572     5,066     5,231     4,886     5,349
                       MAINSTAY VP
               HIGH YIELD CORPORATE BOND--
                      INITIAL CLASS
               ---------------------------
                2000      1999       1998
               ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.89    $14.26    $ 14.08
Accumulation
  Unit value
  (end of
  period)....  $14.76    $15.89    $ 14.26
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   8,588     9,761     10,373

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.88    $14.25    $ 14.06
Accumulation
  Unit value
  (end of
  period)....  $14.75    $15.88    $ 14.25
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   5,703     6,344      6,384



                                                          MAINSTAY VP
                                                      ICAP SELECT EQUITY--
                                                         INITIAL CLASS
               -------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999     1998(a)
               ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.13    $12.00    $11.53    $10.49    $ 8.30    $10.90    $11.57    $10.99    $10.44     $10.00
Accumulation
  Unit value
  (end of
  period)....  $14.90    $14.13    $12.00    $11.53    $10.49    $ 8.30    $10.90    $11.57    $10.99     $10.44
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     583       207       216       301       253       250       296       249       216        125

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.32    $12.16    $11.68    $10.63    $ 8.41    $11.05    $11.72    $11.14    $10.58     $10.00
Accumulation
  Unit value
  (end of
  period)....  $15.10    $14.32    $12.16    $11.68    $10.63    $ 8.41    $11.05    $11.72    $11.14     $10.58
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     746       353       354       382       343       320       317       268       216         91
                                                          MAINSTAY VP
                                                    INTERNATIONAL EQUITY--
                                                         INITIAL CLASS
               ------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $24.36    $18.79    $17.63    $15.22    $11.86    $12.57    $14.81    $18.31    $14.49    $11.92
Accumulation
  Unit value
  (end of
  period)....  $25.23    $24.36    $18.79    $17.63    $15.22    $11.86    $12.57    $14.81    $18.31    $14.49
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     743       800       792       728       607       577       619       660       692       716

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $24.37    $18.80    $17.64    $15.23    $11.87    $12.58    $14.82    $18.32    $14.50    $11.93
Accumulation
  Unit value
  (end of
  period)....  $25.24    $24.37    $18.80    $17.64    $15.23    $11.87    $12.58    $14.82    $18.32    $14.50
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     912       937       880       671       535       522       504       545       547       532



                                                          MAINSTAY VP
                                                       LARGE CAP GROWTH--
                                                         INITIAL CLASS
               -------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999     1998(A)
               ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.36    $12.62    $12.25    $12.71    $10.05    $14.18    $17.22    $19.38    $11.86     $10.00
Accumulation
  Unit value
  (end of
  period)....  $16.00    $13.36    $12.62    $12.25    $12.71    $10.05    $14.18    $17.22    $19.38     $11.86
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     283       368       400       526       668       713       921     1,810       317         64

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.47    $12.73    $12.36    $12.82    $10.14    $14.31    $17.37    $19.55    $11.97     $10.00
Accumulation
  Unit value
  (end of
  period)....  $16.14    $13.47    $12.73    $12.36    $12.82    $10.14    $14.31    $17.37    $19.55     $11.97
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     478       534       568       732       811       815       983     1,211       337        101
                                           MAINSTAY VP
                                             MID CAP
                                             CORE--
                                          INITIAL CLASS
               ------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002    2001(B)
               ------    ------    ------    ------    ------    -----    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $17.08    $15.06    $13.16    $10.91    $ 8.16    $9.49     $10.00
Accumulation
  Unit value
  (end of
  period)....  $17.71    $17.08    $15.06    $13.16    $10.91    $8.16     $ 9.49
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     411       484       577       438       262      153         41

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $17.11    $15.08    $13.19    $10.93    $ 8.17    $9.51     $10.00
Accumulation
  Unit value
  (end of
  period)....  $17.74    $17.11    $15.08    $13.19    $10.93    $8.17     $ 9.51
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     590       631       628       427       257      169         24
                                          MAINSTAY VP
                                        MID CAP GROWTH--
                                         INITIAL CLASS
               -----------------------------------------------------------------
                2007      2006      2005      2004      2003     2002    2001(B)
               ------    ------    ------    ------    -----    -----    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.59    $13.53    $11.70    $ 9.67    $6.77    $9.60     $10.00
Accumulation
  Unit value
  (end of
  period)....  $16.67    $14.59    $13.53    $11.70    $9.67    $6.77     $ 9.60
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     619       815       942       806      609      101         29

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.86    $13.78    $11.92    $ 9.85    $6.89    $9.78     $10.00
Accumulation
  Unit value
  (end of
  period)....  $16.98    $14.86    $13.78    $11.92    $9.85    $6.89     $ 9.78
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     844       999     1,047       803      500       92         39
                                           MAINSTAY VP
                                         MID CAP VALUE--
                                          INITIAL CLASS
               ------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002    2001(B)
               ------    ------    ------    ------    ------    -----    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.54    $12.92    $12.38    $10.67    $ 8.38    $9.94     $10.00
Accumulation
  Unit value
  (end of
  period)....  $14.19    $14.54    $12.92    $12.38    $10.67    $8.38     $ 9.94
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     787       964     1,190     1,032       704      607        258

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.33    $12.73    $12.20    $10.52    $ 8.26    $9.80     $10.00
Accumulation
  Unit value
  (end of
  period)....  $13.98    $14.33    $12.73    $12.20    $10.52    $8.26     $ 9.80
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,053     1,217     1,374     1,094       773      643        161



-------
(a) For the period June 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                       MAINSTAY VP
                  MAINSTAY VP            MODERATE
                    MODERATE              GROWTH                                     MAINSTAY VP
                  ALLOCATION--         ALLOCATION--                                   S&P 500--
                 SERVICE CLASS        SERVICE CLASS                                 INITIAL CLASS
               -----------------    -----------------    ------------------------------------------------------------------
                2007     2006(G)     2007     2006(G)     2007      2006      2005      2004      2003      2002      2001
               ------    -------    ------    -------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.72     $10.00    $10.88     $10.00    $33.45    $29.36    $28.39    $26.03    $20.57    $26.79    $30.88
Accumulation
  Unit value
  (end of
  period)....  $11.48     $10.72    $11.72     $10.88    $34.75    $33.45    $29.36    $28.39    $26.03    $20.57    $26.79
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     596        318       735        394     2,726     3,363     4,183     5,051     5,621     6,211     7,423

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.79     $10.00    $11.04     $10.00    $33.45    $29.36    $28.39    $26.03    $20.57    $26.79    $30.88
Accumulation
  Unit value
  (end of
  period)....  $11.56     $10.79    $11.89     $11.04    $34.75    $33.45    $29.36    $28.39    $26.03    $20.57    $26.79
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,055        566     1,065        723     3,820     4,553     5,363     6,123     6,574     6,945     7,823
                       MAINSTAY VP                                      MAINSTAY VP                                  MAINSTAY VP
                        S&P 500--                                    SMALL CAP GROWTH--                            TOTAL RETURN--
                      INITIAL CLASS                                    INITIAL CLASS                                INITIAL CLASS
               --------------------------    -----------------------------------------------------------------    ----------------
                2000      1999      1998      2007      2006      2005      2004      2003     2002    2001(B)     2007      2006
               ------    ------    ------    ------    ------    ------    ------    -----    -----    -------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $34.50    $28.96    $22.83    $11.18    $10.65    $10.37    $ 9.60    $6.87    $9.45     $10.00    $24.57    $22.74
Accumulation
  Unit value
  (end of
  period)....  $30.88    $34.50    $28.96    $10.68    $11.18    $10.65    $10.37    $9.60    $6.87     $ 9.45    $26.08    $24.57
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   8,368     8,592     8,414       315       432       500       557      541      201         77     2,532     3,104

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $34.50    $28.96    $22.83    $11.37    $10.83    $10.55    $ 9.77    $6.98    $9.61     $10.00    $24.57    $22.74
Accumulation
  Unit value
  (end of
  period)....  $30.88    $34.50    $28.96    $10.86    $11.37    $10.83    $10.55    $9.77    $6.98     $ 9.61    $26.08    $24.57
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   8,360     8,375     7,539       411       541       619       610      489      203         96     2,895     3,445
                                                MAINSTAY VP
                                              TOTAL RETURN--
                                               INITIAL CLASS
               ----------------------------------------------------------------------------
                2005      2004      2003      2002      2001      2000      1999      1998
               ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $21.63    $20.60    $17.44    $21.17    $24.02    $25.44    $22.03    $17.55
Accumulation
  Unit value
  (end of
  period)....  $22.74    $21.63    $20.60    $17.44    $21.17    $24.02    $25.44    $22.03
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,755     4,717     5,524     6,305     7,727     8,998     9,703     9,895

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $21.63    $20.60    $17.44    $21.17    $24.02    $25.44    $22.03    $17.55
Accumulation
  Unit value
  (end of
  period)....  $22.74    $21.63    $20.60    $17.44    $21.17    $24.02    $25.44    $22.03
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   4,280     5,209     5,915     6,454     7,442     8,146     8,546     8,406



                                                          MAINSTAY VP
                                                            VALUE--
                                                         INITIAL CLASS
               ------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $25.21    $21.49    $20.49    $18.65    $14.84    $19.04    $19.21    $17.24    $16.05    $16.96
Accumulation
  Unit value
  (end of
  period)....  $25.43    $25.21    $21.49    $20.49    $18.65    $14.84    $19.04    $19.21    $17.24    $16.05
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,436     1,765     2,116     2,500     2,796     3,086     3,557     3,643     4,158     4,718

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $25.28    $21.55    $20.55    $18.71    $14.88    $19.09    $19.27    $17.29    $16.10    $17.01
Accumulation
  Unit value
  (end of
  period)....  $25.50    $25.28    $21.55    $20.55    $18.71    $14.88    $19.09    $19.27    $17.29    $16.10
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,847     2,172     2,533     2,825     3,007     3,149     3,430     3,324     3,758     3,949
                                                       ALGER AMERICAN
                                                      SMALLCAP GROWTH--
                                                       CLASS O SHARES
               ----------------------------------------------------------------------------------------------
                2007      2006      2005      2004     2003     2002      2001      2000      1999      1998
               ------    ------    ------    -----    -----    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.66    $11.53     $9.99    $8.68    $6.18    $ 8.49    $12.20    $16.98    $11.99    $10.52
Accumulation
  Unit value
  (end of
  period)....  $15.81    $13.66    $11.53    $9.99    $8.68    $ 6.18    $ 8.49    $12.20    $16.98    $11.99
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     635       781       880      990    1,127     1,254     1,417     1,648     1,154       999

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.66    $11.53     $9.99    $8.68    $6.18    $ 8.49    $12.20    $16.97    $11.99    $10.51
Accumulation
  Unit value
  (end of
  period)....  $15.80    $13.66    $11.53    $9.99    $8.68    $ 6.18    $ 8.49    $12.20    $16.97    $11.99
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     956     1,132     1,207    1,223    1,237     1,245     1,352     1,451       926       787



                                                                                                                       COLUMBIA
                                                                                                                       SMALL CAP
                                                          CVS CALVERT                                                 VALUE FUND,
                                                            SOCIAL                                                     VARIABLE
                                                           BALANCED                                                    SERIES--
                                                           PORTFOLIO                                                    CLASS B
               ------------------------------------------------------------------------------------------------    ----------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999      1998      2007      2006
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.82    $19.40    $18.60    $17.40    $14.78    $17.04    $18.55    $19.40    $17.51    $15.26    $12.97    $11.01
Accumulation
  Unit value
  (end of
  period)....  $21.12    $20.82    $19.40    $18.60    $17.40    $14.78    $17.04    $18.55    $19.40    $17.51    $12.47    $12.97
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      87       108       134       172       195       179       205       226       230       201       138       169
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.85    $19.42    $18.62    $17.42    $14.79    $17.06    $18.57    $19.42    $17.53    $15.28    $12.97    $11.01
Accumulation
  Unit value
  (end of
  period)....  $21.15    $20.85    $19.42    $18.62    $17.42    $14.79    $17.06    $18.57    $19.42    $17.53    $12.47    $12.97
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     214       253       274       300       303       306       317       308       296       223       178       199
                    COLUMBIA
                   SMALL CAP                                   DREYFUS IP
                  VALUE FUND,                                  TECHNOLOGY
               VARIABLE SERIES--                                GROWTH--
                    CLASS B                                  INITIAL CLASS
               -----------------    ---------------------------------------------------------------
                2005     2004(D)     2007      2006     2005     2004     2003     2002     2001(B)
               ------    -------    ------    -----    -----    -----    -----    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.57     $10.00    $ 9.37    $9.10    $8.88    $8.95    $6.01    $10.05     $10.00
Accumulation
  Unit value
  (end of
  period)....  $11.01     $10.57    $10.61    $9.37    $9.10    $8.88    $8.95    $ 6.01     $10.05
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     102         13       108      109      141      192      216        99         26
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.57     $10.00    $ 9.09    $8.83    $8.62    $8.69    $5.83    $ 9.75     $10.00
Accumulation
  Unit value
  (end of
  period)....  $11.01     $10.57    $10.29    $9.09    $8.83    $8.62    $8.69    $ 5.83     $ 9.75
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     148          2       223      245      238      287      297       151         66



-------
(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                          FIDELITY(R)
                                                              VIP
                                                        CONTRAFUND(R)--
                                                         INITIAL CLASS
               ------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $26.82    $24.33    $21.07    $18.49    $14.58    $16.29    $18.81    $20.41    $16.64    $12.97
Accumulation
  Unit value
  (end of
  period)....  $31.14    $26.82    $24.33    $21.07    $18.49    $14.58    $16.29    $18.81    $20.41    $16.64
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,758     2,074     2,341     2,497     2,584     2,741     3,054     3,332     3,195     2,796
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $26.31    $23.86    $20.67    $18.13    $14.30    $15.98    $18.45    $20.02    $16.32    $12.72
Accumulation
  Unit value
  (end of
  period)....  $30.54    $26.31    $23.86    $20.67    $18.13    $14.30    $15.98    $18.45    $20.02    $16.32
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,842     3,259     3,556     3,549     3,592     3,685     3,891     4,048     3,657     2,785
                                                        FIDELITY(R) VIP
                                                        EQUITY-INCOME--
                                                         INITIAL CLASS
               ------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $22.30    $18.80    $17.99    $16.34    $12.70    $15.49    $16.52    $15.43    $14.70    $13.34
Accumulation
  Unit value
  (end of
  period)....  $22.35    $22.30    $18.80    $17.99    $16.34    $12.70    $15.49    $16.52    $15.43    $14.70
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,018     1,207     1,382     1,509     1,556     1,708     1,938     2,060     2,033     1,895
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $22.14    $18.66    $17.86    $16.22    $12.61    $15.38    $16.39    $15.32    $14.59    $13.25
Accumulation
  Unit value
  (end of
  period)....  $22.19    $22.14    $18.66    $17.86    $16.22    $12.61    $15.38    $16.39    $15.32    $14.59
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,365     1,526     1,698     1,735     1,716     1,721     1,831     1,813     1,847     1,653
                                 FIDELITY VIP
                                  MID CAP--
                               SERVICE CLASS 2
               -----------------------------------------------
                2007      2006      2005      2004     2003(C)
               ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $17.87    $16.11    $13.83    $11.24     $10.00
Accumulation
  Unit value
  (end of
  period)....  $20.35    $17.87    $16.11    $13.83     $11.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     441       499       501       309         38
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.18    $16.39    $14.07    $11.43     $10.00
Accumulation
  Unit value
  (end of
  period)....  $20.70    $18.18    $16.39    $14.07     $11.43
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     740       811       702       361         30



                                                          JANUS ASPEN
                                                            SERIES
                                                          BALANCED--
                                                     INSTITUTIONAL SHARES
               ------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $23.85    $21.83    $20.48    $19.12    $16.99    $18.39    $19.55    $20.26    $16.19    $12.22
Accumulation
  Unit value
  (end of
  period)....  $26.03    $23.85    $21.83    $20.48    $19.12    $16.99    $18.39    $19.55    $20.26    $16.19
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,310     1,582     1,937     2,400     2,834     3,367     3,828     4,183     3,300     1,813

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $23.92    $21.89    $20.54    $19.17    $17.03    $18.44    $19.60    $20.32    $16.24    $12.25
Accumulation
  Unit value
  (end of
  period)....  $26.10    $23.92    $21.89    $20.54    $19.17    $17.03    $18.44    $19.60    $20.32    $16.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,342     2,742     3,136     3,625     4,035     4,269     4,437     4,357     3,387     1,641
                                                          JANUS ASPEN
                                                            SERIES
                                                      WORLDWIDE GROWTH--
                                                     INSTITUTIONAL SHARES
               ------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.67    $16.00    $15.31    $14.80    $12.10    $16.45    $21.49    $25.81    $15.90    $12.50
Accumulation
  Unit value
  (end of
  period)....  $20.20    $18.67    $16.00    $15.31    $14.80    $12.10    $16.45    $21.49    $25.81    $15.90
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,301     1,550     2,010     2,646     3,265     3,867     4,559     5,233     4,073     3,491

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.71    $16.03    $15.34    $14.83    $12.12    $16.48    $21.53    $25.86    $15.93    $12.52
Accumulation
  Unit value
  (end of
  period)....  $20.24    $18.71    $16.03    $15.34    $14.83    $12.12    $16.48    $21.53    $25.86    $15.93
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,986     2,371     2,835     3,485     3,957     4,424     4,992     5,465     4,171     3,276



                                                      MFS(R) INVESTORS                                                MFS(R)
                                                            TRUST                                                    RESEARCH
                                                          SERIES--                                                   SERIES--
                                                        INITIAL CLASS                                              INITIAL CLASS
               ----------------------------------------------------------------------------------------------    ----------------
                2007      2006      2005      2004     2003     2002     2001      2000      1999     1998(A)     2007      2006
               ------    ------    ------    -----    -----    -----    ------    ------    ------    -------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.98    $ 9.84    $ 9.29    $8.45    $7.01    $8.99    $10.83    $10.99    $10.44     $10.00    $11.79    $10.81
Accumulation
  Unit value
  (end of
  period)....  $11.95    $10.98    $ 9.84    $9.29    $8.45    $7.01    $ 8.99    $10.83    $10.99     $10.44    $13.17    $11.79
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      92       111       135      155      175      193       240       252       217        107       118       143

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.28    $10.12    $ 9.55    $8.69    $7.21    $9.24    $11.13    $11.30    $10.73     $10.00    $11.64    $10.67
Accumulation
  Unit value
  (end of
  period)....  $12.28    $11.28    $10.12    $9.55    $8.69    $7.21    $ 9.24    $11.13    $11.30     $10.73    $13.01    $11.64
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     128       163       194      207      219      229       239       240       212         74       181       210
                                                  MFS(R)                                                      MFS(R)
                                                 RESEARCH                                                   UTILITIES
                                                 SERIES--                                                    SERIES--
                                              INITIAL CLASS                                               SERVICE CLASS
               ---------------------------------------------------------------------------    -------------------------------------
                2005      2004      2003     2002     2001      2000      1999     1998(A)     2007      2006      2005     2004(E)
               ------    ------    -----    -----    ------    ------    ------    -------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.16    $ 8.89    $7.22    $9.69    $12.47    $13.27    $10.84     $10.00    $18.69    $14.46    $12.57     $10.00
Accumulation
  Unit value
  (end of
  period)....  $10.81    $10.16    $8.89    $7.22    $ 9.69    $12.47    $13.27     $10.84    $23.53    $18.69    $14.46     $12.57
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     175       197      212      240       317       320       164         82       959       752       653        143

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.03    $ 8.77    $7.13    $9.57    $12.31    $13.10    $10.70     $10.00    $19.19    $14.85    $12.90     $10.00
Accumulation
  Unit value
  (end of
  period)....  $10.67    $10.03    $8.77    $7.13    $ 9.57    $12.31    $13.10     $10.70    $24.16    $19.19    $14.85     $12.90
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     277       291      289      306       349       316       166         70     1,323     1,089       895        166
                                                                   ROYCE                          ROYCE
                             NEUBERGER                           MICRO-CAP                      SMALL-CAP
                               BERMAN                           PORTFOLIO--                    PORTFOLIO--
                             AMT MIDCAP                          INVESTMENT                     INVESTMENT
                     GROWTH PORTFOLIO--CLASS S                     CLASS                          CLASS
               -------------------------------------    ---------------------------    ---------------------------
                2007      2006      2005     2004(e)     2007      2006     2005(f)     2007      2006     2005(f)
               ------    ------    ------    -------    ------    ------    -------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.88    $13.17    $11.76     $10.00    $14.35    $12.01     $10.00    $12.07    $10.59     $10.00
Accumulation
  Unit value
  (end of
  period)....  $17.95    $14.88    $13.17     $11.76    $14.73    $14.35     $12.01    $11.66    $12.07     $10.59
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      68        41        40         18       164       122         26       118       117         50

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.19    $12.56    $11.22     $10.00    $14.38    $12.04     $10.00    $12.82    $11.24     $10.00
Accumulation
  Unit value
  (end of
  period)....  $17.11    $14.19    $12.56     $11.22    $14.76    $14.38     $12.04    $12.38    $12.82     $11.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      72        60        46         22       189       169         26       142       133         61



-------
(a) For the period June 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                                                         T. ROWE PRICE
                                                   EQUITY INCOME PORTFOLIO I
               -------------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999     1998(a)
               ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $10.37    $10.13     $10.00
Accumulation
  Unit value
  (end of
  period)....  $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $10.37     $10.13
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     917     1,062     1,186     1,143     1,007       982       950       590       394        192

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $10.45    $10.21     $10.00
Accumulation
  Unit value
  (end of
  period)....  $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $10.45     $10.21
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,385     1,502     1,557     1,355     1,014       853       815       480       387        168
                                                           VAN ECK
                                                          WORLDWIDE
                                                         HARD ASSETS
               -----------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002     2001      2000      1999    1998(a)
               ------    ------    ------    ------    ------    -----    ------    ------    -----    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $27.68    $22.53    $15.05    $12.30    $ 8.59    $8.95    $10.13    $ 9.21    $7.71     $10.00
Accumulation
  Unit value
  (end of
  period)....  $39.72    $27.68    $22.53    $15.05    $12.30    $8.59    $ 8.95    $10.13    $9.21     $ 7.71
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     475       455       354       159       105      113        50        50       58         32

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $28.12    $22.88    $15.28    $12.49    $ 8.72    $9.09    $10.29    $ 9.36    $7.83     $10.00
Accumulation
  Unit value
  (end of
  period)....  $40.34    $28.12    $22.88    $15.28    $12.49    $8.72    $ 9.09    $10.29    $9.36     $ 7.83
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     597       589       483       212       124      132        52        45       38          7



                                                         VAN KAMPEN
                                                        UIF EMERGING
                                                      MARKETS EQUITY--
                                                          CLASS I
               ---------------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002     2001     2000      1999      1998
               ------    ------    ------    ------    ------    -----    -----    ------    ------    -----
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $22.72    $16.79    $12.70    $10.45    $ 7.08    $7.87    $8.53    $14.21    $ 7.36    $9.83
Accumulation
  Unit value
  (end of
  period)....  $31.50    $22.72    $16.79    $12.70    $10.45    $7.08    $7.87    $ 8.53    $14.21    $7.36
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     551       565       547       472       564      558      611       699       578      515

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $22.90    $16.91    $12.80    $10.53    $ 7.13    $7.93    $8.59    $14.32    $ 7.41    $9.90
Accumulation
  Unit value
  (end of
  period)....  $31.74    $22.90    $16.91    $12.80    $10.53    $7.13    $7.93    $ 8.59    $14.32    $7.41
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     716       756       709       651       642      676      694       732       510      420
                            VICTORY VIF
                            DIVERSIFIED
                              STOCK--
                           CLASS A SHARES
               -------------------------------------
                2007      2006      2005     2004(E)
               ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $12.98    $11.57    $10.78     $10.00
Accumulation
  Unit value
  (end of
  period)....  $14.09    $12.98    $11.57     $10.78
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      87        91        64         22

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.34    $11.89    $11.07     $10.00
Accumulation
  Unit value
  (end of
  period)....  $14.48    $13.34    $11.89     $11.07
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     110       108       104         24



-------
(a) For the period June 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of 82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNTS

     Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. Each Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

     Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on both the investment performance of the Fixed Account and any other separate account of NYLIAC.

     Separate Accounts-I and II currently have 43 Investment Divisions which are available under the policy; Separate Account-III currently has 73 Investment Divisions, 42 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------------
FUND                   INVESTMENT ADVISERS    ELIGIBLE PORTFOLIOS
MainStay VP Series     New York Life          MainStay VP Balanced;
Fund, Inc.             Investment             MainStay VP Bond;
                       Management LLC         MainStay VP Common Stock;
                                              MainStay VP Conservative Allocation;
                                              MainStay VP Floating Rate;
                                              MainStay VP Growth Allocation;
                                              MainStay VP Mid Cap Core;
                                              MainStay VP Moderate Allocation;
                                              MainStay VP Moderate Growth Allocation;
                                              MainStay VP S&P 500 Index;

                       Subadviser: MacKay     MainStay VP Capital Appreciation;
                       Shields LLC            MainStay VP Cash Management;
                       ("MacKay")             MainStay VP Convertible;
                                              MainStay VP Government;
                                              MainStay VP High Yield Corporate Bond;
                                              MainStay VP International Equity;
                                              MainStay VP Mid Cap Growth;
                                              MainStay VP Mid Cap Value;
                                              MainStay VP Small Cap Growth;
                                              MainStay VP Total Return;
                                              MainStay VP Value*

                       Subadviser:            MainStay VP ICAP Select Equity
                       Institutional Capital
                       LLC

                       Subadviser: Winslow    MainStay VP Large Cap Growth
                       Capital Management,
                       Inc.

                       Subadviser: Lord       MainStay VP Developing Growth
                       Abbett & Company LLC
The Alger American     Fred Alger             Alger American SmallCap Growth**
  Fund                 Management, Inc.

--------------------------------------------------------------------------------------
FUND                   INVESTMENT ADVISERS    ELIGIBLE PORTFOLIOS

Calvert Variable       Calvert Asset          CVS Calvert Social Balanced Portfolio
  Series, Inc.         Management Company,
                       Inc.
                       Subadvisers (equity
                       portion):
                       New Amsterdam
                       Partners LLC
                       and SSgA Funds
                       Management,
                       Inc. (No subadviser
                       on fixed income
                       portion)
Columbia Funds         Columbia Management    Columbia Small Cap Value Fund, Variable
Variable               Advisors, LLC          Series
Insurance Trust
Dreyfus Investment     The Dreyfus            Dreyfus IP Technology Growth
  Portfolios           Corporation
Fidelity Variable      Fidelity Management
Insurance              and Research Company
Products Fund          Subadviser: Fidelity   Fidelity(R) VIP Contrafund(R)
                       Management & Research
                       (U.K.) Inc.
                       ("FMRUK"), Fidelity
                       Management & Research
                       (Far East) Inc.
                       ("FMRFE"), Fidelity
                       Investments Japan
                       Limited ("FIJL"), FMR
                       Co., Inc. ("FMRC")

                       Subadviser: FMRC       Fidelity(R) VIP Equity-Income

                       Subadviser: FMRUK,     Fidelity(R) VIP Mid Cap
                       FMRFE, FIJL, FMRC
Janus Aspen Series     Janus Capital          Janus Aspen Series Balanced;
                       Management LLC         Janus Aspen Series Worldwide Growth
MFS(R) Variable        MFS(R) Investment      MFS(R) Investors Trust Series;
Insurance              Management             MFS(R) Research Series;
Trust(SM)                                     MFS(R) Utilities Series
Neuberger Berman       Neuberger Berman       Neuberger Berman AMT Mid-Cap Growth
Advisers Management    Management Inc.        Portfolio
Trust                  Subadviser: Neuberger
                       Berman, LLC
The Royce Capital      Royce & Associates,    Royce Micro-Cap Portfolio
Fund                   LLC                    Royce Small-Cap Portfolio
T. Rowe Price Equity   T. Rowe Price          T. Rowe Price Equity Income Portfolio II
Series, Inc.           Associates, Inc.

Van Eck Worldwide      Van Eck Associates     Van Eck Worldwide Hard Assets
Insurance Trust        Corporation
The Universal          Morgan Stanley         Van Kampen UIF Emerging Markets Equity
Institutional Funds,   Investment Management
Inc.                   Inc.
Victory Variable       Victory Capital        Victory VIF Diversified Stock
Insurance              Management, Inc.
Funds



*    The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP
     Select Equity portfolio on May 16, 2008.
**   No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all
     Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.


     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine in Our sole discretion that marketing, tax, investment, or other conditions so warrant. We will make new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine them with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Flexible Premium Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the features of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


---------------------------------------------------------------------------------------------------------------------------------
                         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                        FLEXIBLE PREMIUM     LONGEVITY BENEFIT     PREMIUM PLUS ELITE      ELITE VARIABLE          ESSENTIALS
                       VARIABLE ANNUITY#     VARIABLE ANNUITY#     VARIABLE ANNUITY#          ANNUITY#         VARIABLE ANNUITY#
---------------------------------------------------------------------------------------------------------------------------------
Surrender Charge        9 Years (7%, 7%,     10 Years (8%, 8%,     10 Years (8%, 8%,      8 Years (8%, 8%,      7 Years (7%, 7%,
Period                7%, 6%, 5%, 4%, 3%,   8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,     7%, 6%, 6%, 5%,
                       2%, 1% -- based on      3%, 3%, 3% --         3%, 3%, 3% --         3% -- based on        4% -- based on
                          policy date)      based on the Policy      based on each              each              each premium
                                                   Date)*           premium payment       premium payment        payment date)
                                                                         date)*                date)*
---------------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan             No               Yes (6 month          Yes (6 month          Yes (6 month         Yes (6, 12, 18
                                                  account)              account)              account)               month
                                                                                                                   accounts)
---------------------------------------------------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                   Yes                   Yes                   Yes
---------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit              No                   Yes                    No                    No                    No
---------------------------------------------------------------------------------------------------------------------------------

Premium Credit                 No                   Yes                   Yes                    No                    No
---------------------------------------------------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                   Yes                   Yes                   Yes
                            One-Year              One-Year              One-Year              One-Year             - One-Year
                                                                                                                  - Three-Year
---------------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit     3 year reset to           Optional              Optional              Optional          Annual reset to
Guarantee                    age 85         Annual reset to age     Annual reset to       Annual reset to            age 80
                                                     80                  age 80                age 80
---------------------------------------------------------------------------------------------------------------------------------

Annual Death                  N/A                  0.30%          Ages 65 or younger:   Ages 65 or younger:           N/A
Benefit Reset                                                     0.30%                 0.30%
Charge                                                            Ages 66 to 75:        Ages 66 to 75:
                                                                  0.35%                 0.35%
---------------------------------------------------------------------------------------------------------------------------------

Mortality and                1.40%                 1.35%                 1.90%                 1.70%                 1.45%
Expense Risk and      Based on assets of    Based on Adjusted     Based on Adjusted     Based on Adjusted     Based on assets of
Administration        the Separate          Premium Payments.     Premium Payments.     Premium Payments.     the Separate
Costs                 Account.              Charge is not         Charge is not         Charge is not         Account.
Charge                Charge is reflected   reflected in the      reflected in the      reflected in the      Charge is reflected
                      in the Accumulation   Accumulation Unit     Accumulation Unit     Accumulation Unit     in the Accumulation
                      Unit Value            Value                 Value                 Value                      Unit Value
---------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit             N/A                  1.00%                  N/A                   N/A                   N/A
Charge                                      Based on the total
                                            premium payment
                                            made to the policy.
---------------------------------------------------------------------------------------------------------------------------------

Annual Policy                 $30                   $30                   $30                   $30                   $30
Service Charge
---------------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value          $20,000               $100,000              $100,000              $100,000              $50,000
Required to Waive
Annual Policy
Service Charge
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                        PREMIUM PLUS II       SELECT VARIABLE       ACCESS VARIABLE
                       VARIABLE ANNUITY#          ANNUITY#              ANNUITY#
-------------------------------------------------------------------------------------
Surrender Charge        8 Years (8%, 8%,      3 Years (8%, 8%,            None
Period                8%, 7%, 6%, 5%, 4%,   7% -- based on each
                         3% -- based on       premium payment
                          each premium             date)
                         payment date)*
-------------------------------------------------------------------------------------

DCA Advantage Plan        Yes (6 month      Yes (6 and 12 month            No
                            account)             accounts)
-------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                    No
-------------------------------------------------------------------------------------

Longevity Benefit              No                    No                    No
-------------------------------------------------------------------------------------

Premium Credit                Yes                    No                    No
-------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                   Yes
                            One-Year              One-Year              One-Year
-------------------------------------------------------------------------------------

Reset Death Benefit     Annual reset to       Annual reset to       Annual reset to
Guarantee                    age 80                age 80                age 80

-------------------------------------------------------------------------------------

Annual Death                  N/A                   N/A                   N/A
Benefit Reset
Charge
-------------------------------------------------------------------------------------

Mortality and                1.75%                 1.85%                 1.55%
Expense Risk and      Based on assets of    Based on assets of    Based on assets of
Administration        the Separate          the Separate          the Separate
Costs                 Account.              Account.              Account.
Charge                Charge is reflected   Charge is reflected   Charge is reflected
                      in the Accumulation   in                    in
                           Unit Value       the Accumulation        the Accumulation
                                            Unit Value            Unit
                                                                  Value
-------------------------------------------------------------------------------------

Longevity Benefit             N/A                   N/A                   N/A
Charge
-------------------------------------------------------------------------------------

Annual Policy                 $30                   $50                   $40*
Service Charge
-------------------------------------------------------------------------------------

Minimum Cash Value          $100,000              $100,000              $50,000
Required to Waive
Annual Policy
Service Charge
-------------------------------------------------------------------------------------


    All policies and features may not be available in all jurisdictions. # Each formerly a LifeStages Variable Annuity.
 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, SEP IRA's and SIMPLE IRAs

     (3) Section 457 Deferred Compensation Plans.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 43 Investment Divisions, 42 of which are available to all policyholders, as well as the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for TSAs, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

          (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, an additional $50 per month.

     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as We may permit at any time. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts, public and private employee payroll deductions, and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us, at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth the provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the "FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

          - submit your request in writing on a form We approve to the VPSC at one of the addresses listed in Question 16 of this prospectus (or any other address We indicate to you in writing);

          - use the IVR at 800-598-2019;

          - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
            Time); or

          - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

              a) impeding a portfolio manager's ability to sustain an investment objective;

              b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

              c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) and on non-Business Days will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

          -- e-mail your Registered Representative or VPSC;

          -- obtain current policy values;

          -- transfer assets between investment options;

          -- change the allocation of future premium payments;

          -- reset your password;

          -- change your address;

          -- obtain service forms; and

          -- view and download policy statements

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          -- obtain current policy values;

          -- transfer assets between investment options;

          -- change the allocation of future premium payments; and

          -- speak with one of Our Customer Service Representatives on Business
             Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current or former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process transfers under Our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

----------------------------------------------------------
            AMOUNT      ACCUMULATION    ACCUMULATION UNITS
MONTH    TRANSFERRED     UNIT VALUE          PURCHASED
----------------------------------------------------------
  1          $100          $10.00              10.00
  2          $100          $ 8.00              12.50
  3          $100          $12.50               8.00
  4          $100          $ 7.50              13.33
==========================================================
Total        $400          $38.00              43.83


                   The average unit price is calculated as follows:

 Total share price
                            $38.00
------------------     =    ------    =    $9.50
  Number of months             4


                   The average unit cost is calculated as follows:

Total amount transferred
                                  $400.00
------------------------     =    -------    =    $9.13
   Total units purchased           43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the price fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option.

     You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). Unless We notify you otherwise, We will allocate all premium payments to the Investment Divisions and/or the Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units at the value next determined after We receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 in this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

POLICY YEAR                                                         CHARGE
-----------                                                         ------
 1................................................................    7%
 2................................................................    7%
 3................................................................    7%
 4................................................................    6%
 5................................................................    5%
 6................................................................    4%
 7................................................................    3%
 8................................................................    2%
 9................................................................    1%
10+...............................................................    0


     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you elect to receive Income Payments in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

     (h) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments; and

     (i) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     For policies investing in Separate Account III, We deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (IN JURISDICTIONS WHERE AVAILABLE), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal (for certain policies) or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you. For policies investing in Separate Account-III, We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, We will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If We agree, you may defer the Annuity Commencement Date to a later date provided that We receive written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. THIS FEATURE IS ONLY AVAILABLE FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III.

     In states where approved, We recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your Registered Representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value is $250,000 in the second Policy Year;

     (3) $20,000 withdrawal is made prior to the policy's third Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

     (5) you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:
(a) Accumulation Value   =    $175,000
(b) Premium payments
    less any partial
    withdrawals; or      =    $180,000 ($200,000 - $20,000)
(c) Reset value
    (Accumulation Value
    on third Policy
    Anniversary)         =    $220,000



     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS" below.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. Under the Life Income Payment Option, We will make payments in the same specified amount over the life of the Annuitant with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

     If the Life Income Payment Option is not chosen, you may request another method of payment, if We agree to it, at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. Under the Life Income Payment Option, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law), in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payments may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

            (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

            (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

            (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.50% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals; surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     Under 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) TSA policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the Contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan payments.

     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

     RIDERS

     At no additional charge, We include two riders under the policy: an Unemployment Benefit rider, for Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, and a Living Needs Benefit rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance ("ESC") Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                          RANGE OF
OR ANNUITANT                                 APPLICABLE PERCENTAGES
-------------------                          ----------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES--Riders--Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (d) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

          3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy

     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

     (c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges", subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary:
(1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your Registered Representative to determine whether this provision is still available in your state.

     Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designed beneficiary (5) received distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2008 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25% of all premiums received. The total commissions paid for the New York Life Flexible Premium Variable Annuity policies were as follows:

FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-I AND II:

     For the years ended December 31, 2007, 2006 and 2005, NYLIAC paid commissions of $3,054,576, $3,029,975 and $3,099,250, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III:

     For the years ended December 31, 2007, 2006 and 2005, NYLIAC paid commissions of $9,882,476, $8,967,068 and $8,244,533, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                 PAGE
                                                                                 ----
THE POLICIES...................................................................     2
  Valuation of Accumulation Units..............................................     2
ANNUITY PAYMENTS...............................................................     2
GENERAL MATTERS................................................................     2
FEDERAL TAX MATTERS............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation..................     3
  Tax Status of the Policies...................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.........................................     4
STATE REGULATION...............................................................     4
RECORDS AND REPORTS............................................................     4
LEGAL PROCEEDINGS..............................................................     5
FINANCIAL STATEMENTS...........................................................     5
OTHER INFORMATION..............................................................     5
FINANCIAL STATEMENTS...........................................................   F-1



         How to obtain a New York Life Flexible Premium Variable Annuity
                      Statement of Additional Information.

               The New York Life Flexible Premium Variable Annuity
Statement of Additional Information is posted on Our website,
                              www.newyorklife.com.
For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159

--------------------------------------------------------------------------------
  Please send me a New York Life Flexible Premium Variable Annuity Statement of
                    Additional Information dated May 1, 2008:

   ---------------------------------------------------------------------------
Name

   ---------------------------------------------------------------------------
Address

   ---------------------------------------------------------------------------
City                                  State                      Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
    (FORMERLY NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY)

                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Flexible Premium Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in the SAI have the same meaning as in the current New York Life Flexible Premium Variable Annuity Prospectus.

                               TABLE OF CONTENTS*

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
FINANCIAL STATEMENTS............................................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

            (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

            (2) the per share amount of any dividend or capital gain
                distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

        b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

        c = a factor representing the charges deducted from the applicable
            Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See "Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitants's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 44 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policyowner's Beneficiary is the person to whom ownership of the policy passes by reason of death. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquires, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2008
                    to the Prospectuses dated May 1, 2008 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2008 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007






                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $5,834,010        $20,011,034       $83,094,866
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............             (2)                98           (26,310)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         18,534             64,230           268,492
     Administrative charges...........          1,544              5,352            22,374
                                           ----------        -----------       -----------
       Total net assets...............     $5,813,930        $19,941,550       $82,777,690
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $5,813,930        $19,941,550       $82,777,690
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $    11.55        $     18.57       $     26.14
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $5,836,195        $19,538,300       $99,434,447
                                           ==========        ===========       ===========







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $4,411,538        $96,408,435       $8,721,142
  Dividends due and accrued...........             --                 --               --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............             (3)            (9,518)           3,250

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         13,411            309,849           27,309
     Administrative charges...........          1,118             25,821            2,276
                                           ----------        -----------       ----------
       Total net assets...............     $4,397,006        $96,063,247       $8,694,807
                                           ==========        ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $4,397,006        $96,063,247       $8,694,807
                                           ==========        ===========       ==========

     Variable accumulation unit
       value..........................     $    11.87        $     26.18       $    14.90
                                           ==========        ===========       ==========

Identified Cost of Investment.........     $4,184,862        $86,841,159       $8,380,863
                                           ==========        ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $17,471,102       $50,747,025       $6,506,433        $14,566,153       $2,517,290        $8,119,920        $19,292,154
             61,084                --               --                 --               --            41,528                 --

            (20,000)          (12,038)         (47,098)                (3)              (7)               (3)           (14,595)



             52,738           163,810           18,128             46,694            8,415            26,076             61,529
              4,396            13,651            1,511              3,891              701             2,173              5,127
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $17,455,052       $50,557,526       $6,439,696        $14,515,565       $2,508,167        $8,133,196        $19,210,903
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $17,455,052       $50,557,526       $6,439,696        $14,515,565       $2,508,167        $8,133,196        $19,210,903
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.44       $     32.60       $    11.22        $     22.98       $    15.85        $    10.65        $     18.80
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $17,471,098       $52,922,955       $6,460,696        $11,662,195       $1,874,553        $8,420,505        $19,227,756
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $18,807,122       $4,536,364        $7,312,066        $10,349,043       $11,205,874       $6,858,858        $8,640,334
                 --               --                --                 --                --               --                --

               (493)              (6)            9,160              2,581            (8,739)          21,501            83,698



             60,289           14,678            23,323             33,297            35,120           21,054            26,299
              5,024            1,223             1,944              2,775             2,927            1,754             2,192
        -----------       ----------        ----------        -----------       -----------       ----------        ----------
        $18,741,316       $4,520,457        $7,295,959        $10,315,552       $11,159,088       $6,857,551        $8,695,541
        ===========       ==========        ==========        ===========       ===========       ==========        ==========


        $18,741,316       $4,520,457        $7,295,959        $10,315,552       $11,159,088       $6,857,551        $8,695,541
        ===========       ==========        ==========        ===========       ===========       ==========        ==========

        $     25.23       $    16.00        $    17.71        $     16.67       $     14.19       $    11.48        $    11.72
        ===========       ==========        ==========        ===========       ===========       ==========        ==========

        $14,975,152       $3,469,696        $6,980,595        $ 8,289,054       $11,093,067       $6,668,481        $8,381,361
        ===========       ==========        ==========        ===========       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $95,058,227       $3,374,662        $66,274,957
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............         (19,071)          (4,472)           (60,975)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         304,873           11,123            211,315
     Administrative charges...........          25,406              927             17,609
                                           -----------       ----------        -----------
       Total net assets...............     $94,708,877       $3,358,140        $65,985,058
                                           ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $94,708,877       $3,358,140        $65,985,058
                                           ===========       ==========        ===========

     Variable accumulation unit
       value..........................     $     34.75       $    10.68        $     26.08
                                           ===========       ==========        ===========

Identified Cost of Investment.........     $82,586,248       $3,359,847        $68,307,391
                                           ===========       ==========        ===========






                                                                                   JANUS ASPEN
                                                                JANUS ASPEN          SERIES
                                            FIDELITY(R)           SERIES            WORLDWIDE
                                                VIP             BALANCED--          GROWTH--
                                             MID CAP--         INSTITUTIONAL      INSTITUTIONAL
                                          SERVICE CLASS 2         SHARES             SHARES
                                         ------------------------------------------------------

ASSETS:
  Investment, at net asset value......      $8,995,232          $34,208,455        $26,380,279
  Dividends due and accrued...........              --                   --                 --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............           3,000               (2,757)            (4,612)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          28,649              110,767             84,233
     Administrative charges...........           2,387                9,231              7,019
                                            ----------          -----------        -----------
       Total net assets...............      $8,967,196          $34,085,700        $26,284,415
                                            ==========          ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........      $8,967,196          $34,085,700        $26,284,415
                                            ==========          ===========        ===========

     Variable accumulation unit
       value..........................      $    20.35          $     26.03        $     20.20
                                            ==========          ===========        ===========

Identified Cost of Investment.........      $8,059,268          $27,345,766        $30,042,251
                                            ==========          ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                             ALGER                               COLUMBIA
                           AMERICAN              CVS             SMALL CAP                          FIDELITY(R)        FIDELITY(R)
                             SMALL             CALVERT          VALUE FUND,       DREYFUS IP            VIP                VIP
        MAINSTAY VP       CAPITALIZA-          SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-            EQUITY-
          VALUE--           TION--            BALANCED           SERIES--          GROWTH--          FUND(R)--          INCOME--
       INITIAL CLASS    CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


        $36,641,111       $10,079,018        $1,841,597         $1,724,792        $1,148,718        $54,921,810        $22,843,866
                 --                --                --                 --                --                 --                 --

            (27,761)               93               (30)            (1,546)               --              9,476            (12,452)



            115,474            33,658             5,861              5,599             3,150            179,812             73,327
              9,623             2,805               488                467               262             14,984              6,111
        -----------       -----------        ----------         ----------        ----------        -----------        -----------
        $36,488,253       $10,042,648        $1,835,218         $1,717,180        $1,145,306        $54,736,490        $22,751,976
        ===========       ===========        ==========         ==========        ==========        ===========        ===========


        $36,488,253       $10,042,648        $1,835,218         $1,717,180        $1,145,306        $54,736,490        $22,751,976
        ===========       ===========        ==========         ==========        ==========        ===========        ===========

        $     25.43       $     15.81        $    21.12         $    12.47        $    10.61        $     31.14        $     22.35
        ===========       ===========        ==========         ==========        ==========        ===========        ===========

        $31,681,237       $ 6,000,823        $1,729,908         $1,889,317        $1,013,925        $51,664,411        $22,237,023
        ===========       ===========        ==========         ==========        ==========        ===========        ===========






                                                                 NEUBERGER
          MFS(R)                                                BERMAN AMT           ROYCE             ROYCE             T. ROWE
         INVESTORS          MFS(R)             MFS(R)             MID-CAP          MICRO-CAP         SMALL-CAP            PRICE
           TRUST           RESEARCH           UTILITIES           GROWTH          PORTFOLIO--       PORTFOLIO--          EQUITY
         SERIES--          SERIES--           SERIES--          PORTFOLIO--       INVESTMENT        INVESTMENT           INCOME
       INITIAL CLASS     INITIAL CLASS      SERVICE CLASS         CLASS S            CLASS             CLASS            PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------------------


        $1,104,749        $1,560,658         $22,644,160        $1,223,901        $2,415,712        $1,382,798         $15,784,928
                --                --                  --                --                --                --                  --

                (5)               (3)             26,167            (5,511)           (4,813)             (140)             (8,876)



             3,740             5,122              72,450             3,752             7,455             4,339              50,731
               312               427               6,038               313               621               362               4,228
        ----------        ----------         -----------        ----------        ----------        ----------         -----------
        $1,100,692        $1,555,106         $22,591,839        $1,214,325        $2,402,823        $1,377,957         $15,721,093
        ==========        ==========         ===========        ==========        ==========        ==========         ===========


        $1,100,692        $1,555,106         $22,591,839        $1,214,325        $2,402,823        $1,377,957         $15,721,093
        ==========        ==========         ===========        ==========        ==========        ==========         ===========

        $    11.95        $    13.17         $     23.53        $    17.95        $    14.73        $    11.66         $     17.16
        ==========        ==========         ===========        ==========        ==========        ==========         ===========

        $  787,063        $1,100,296         $17,274,689        $1,051,814        $2,566,229        $1,475,250         $14,453,206
        ==========        ==========         ===========        ==========        ==========        ==========         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                              VAN KAMPEN           VICTORY
                                             VAN ECK              UIF                VIF
                                            WORLDWIDE          EMERGING          DIVERSIFIED
                                              HARD              MARKETS        STOCK--CLASS A
                                             ASSETS         EQUITY--CLASS I        SHARES
                                         ----------------------------------------------------

ASSETS:
  Investment, at net asset value......     $18,952,774        $17,420,798        $1,234,668
  Dividends due and accrued...........              --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............           8,870              7,773                --

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          62,680             59,790             3,917
     Administrative charges...........           5,223              4,982               326
                                           -----------        -----------        ----------
       Total net assets...............     $18,893,741        $17,363,799        $1,230,425
                                           ===========        ===========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $18,893,741        $17,363,799        $1,230,425
                                           ===========        ===========        ==========

     Variable accumulation unit
       value..........................     $     39.72        $     31.50        $    14.09
                                           ===========        ===========        ==========

Identified Cost of Investment.........     $13,367,176        $10,227,164        $1,170,698
                                           ===========        ===========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007






                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   118,011     $   740,117    $    116,580
  Mortality and expense risk charges....        (72,830)       (255,062)     (1,078,801)
  Administrative charges................         (6,069)        (21,255)        (89,900)
                                            -----------     -----------    ------------
       Net investment income (loss).....         39,112         463,800      (1,052,121)
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,757,079       5,063,453      23,496,272
  Cost of investments sold..............     (1,591,518)     (4,866,556)    (26,697,231)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................        165,561         196,897      (3,200,959)
  Realized gain distribution received...        213,003              --              --
  Change in unrealized appreciation
     (depreciation) on investments......       (339,921)        388,888      13,904,333
                                            -----------     -----------    ------------
       Net gain (loss) on investments...         38,643         585,785      10,703,374
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $    77,755     $ 1,049,585    $  9,651,253
                                            ===========     ===========    ============







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  40,724     $  6,695,022      $  40,123
  Mortality and expense risk charges....       (44,320)      (1,301,727)       (67,749)
  Administrative charges................        (3,693)        (108,477)        (5,646)
                                             ---------     ------------      ---------
       Net investment income (loss).....        (7,289)       5,284,818        (33,272)
                                             ---------     ------------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       399,970       25,745,300        881,403
  Cost of investments sold..............      (344,046)     (20,894,476)      (518,222)
                                             ---------     ------------      ---------
       Net realized gain (loss) on
          investments...................        55,924        4,850,824        363,181
  Realized gain distribution received...       159,879               --        265,100
  Change in unrealized appreciation
     (depreciation) on investments......        86,201       (8,883,153)      (387,581)
                                             ---------     ------------      ---------
       Net gain (loss) on investments...       302,004       (4,032,329)       240,700
                                             ---------     ------------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 294,715     $  1,252,489      $ 207,428
                                             =========     ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--
        MANAGEMENT     INITIAL CLASS   SERVICE CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


       $    755,494    $    665,907      $ 159,796      $   325,684      $      --      $   581,090     $   934,443
           (192,004)       (674,612)       (52,391)        (184,556)       (28,359)        (110,641)       (241,643)
            (16,000)        (56,218)        (4,366)         (15,380)        (2,363)          (9,220)        (20,137)
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
            547,490         (64,923)       103,039          125,748        (30,722)         461,229         672,663
       ------------    ------------      ---------      -----------      ---------      -----------     -----------


         12,505,428      12,188,416        976,610        3,970,683        878,473        5,638,773       5,528,255
        (12,505,547)    (12,841,180)      (882,398)      (2,725,334)      (561,420)      (5,792,211)     (5,651,868)
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
               (119)       (652,764)        94,212        1,245,349        317,053         (153,438)       (123,613)
                 --       3,964,733         96,316          364,729        103,727               --              --
                202        (981,912)       (62,124)         211,528        294,910         (286,261)        464,522
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
                 83       2,330,057        128,404        1,821,606        715,690         (439,699)        340,909
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
       $    547,573    $  2,265,134      $ 231,443      $ 1,947,354      $ 684,968      $    21,530     $ 1,013,572
       ============    ============      =========      ===========      =========      ===========     ===========








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
         INCOME &      INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE
         GROWTH--        EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $   101,065     $   131,785     $       867     $    30,524     $        --     $   125,151     $  135,695
            (35,414)       (241,258)        (56,001)        (97,853)       (136,277)       (160,805)       (63,612)
             (2,951)        (20,105)         (4,667)         (8,155)        (11,356)        (13,400)        (5,301)
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
             62,700        (129,578)        (59,801)        (75,484)       (147,633)        (49,054)        66,782
        -----------     -----------     -----------     -----------     -----------     -----------     ----------


          5,134,296       3,676,811       2,053,226       2,087,039       4,167,805       3,496,083      1,018,832
         (4,767,945)     (2,078,054)     (2,029,165)     (1,447,898)     (2,524,458)     (2,525,251)      (901,390)
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
            366,351       1,598,757          24,061         639,141       1,643,347         970,832        117,442
            660,670       1,222,615              --         741,526         724,609       1,017,177        138,906
         (1,113,299)     (1,967,946)        872,070        (990,367)       (672,799)     (2,094,155)        15,603
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
            (86,278)        853,426         896,131         390,300       1,695,157        (106,146)       271,951
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
        $   (23,578)    $   723,848     $   836,330     $   314,816     $ 1,547,524     $  (155,200)    $  338,733
        ===========     ===========     ===========     ===========     ===========     ===========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                             MAINSTAY VP
                                              MODERATE         MAINSTAY VP       MAINSTAY VP
                                               GROWTH            S&P 500          SMALL CAP
                                            ALLOCATION--         INDEX--          GROWTH--
                                            SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $ 135,877       $  1,606,882       $        --
  Mortality and expense risk charges....        (81,718)        (1,269,238)          (52,177)
  Administrative charges................         (6,810)          (105,770)           (4,348)
                                              ---------       ------------       -----------
       Net investment income (loss).....         47,349            231,874           (56,525)
                                              ---------       ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        746,756         23,924,204         1,517,221
  Cost of investments sold..............       (661,219)       (18,704,681)       (1,226,700)
                                              ---------       ------------       -----------
       Net realized gain (loss) on
          investments...................         85,537          5,219,523           290,521
  Realized gain distribution received...        257,399                 --           287,298
  Change in unrealized appreciation
     (depreciation) on investments......         67,602         (1,069,285)         (676,002)
                                              ---------       ------------       -----------
       Net gain (loss) on investments...        410,538          4,150,238           (98,183)
                                              ---------       ------------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 457,887       $  4,382,112       $  (154,708)
                                              =========       ============       ===========







                                             FIDELITY(R)                         JANUS ASPEN
                                                 VIP           FIDELITY(R)         SERIES
                                               EQUITY-             VIP           BALANCED--
                                              INCOME--          MID CAP--       INSTITUTIONAL
                                            INITIAL CLASS    SERVICE CLASS 2       SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   437,947       $    45,358       $   900,570
  Mortality and expense risk charges....        (316,538)         (110,170)         (434,650)
  Administrative charges................         (26,378)           (9,181)          (36,221)
                                             -----------       -----------       -----------
       Net investment income (loss).....          95,031           (73,993)          429,699
                                             -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       5,605,867         2,028,004         7,818,087
  Cost of investments sold..............      (5,085,751)       (1,682,233)       (7,126,773)
                                             -----------       -----------       -----------
       Net realized gain (loss) on
          investments...................         520,116           345,771           691,314
  Realized gain distribution received...       1,930,349           854,226                --
  Change in unrealized appreciation
     (depreciation) on investments......      (2,297,377)           55,709         2,065,132
                                             -----------       -----------       -----------
       Net gain (loss) on investments...         153,088         1,255,706         2,756,446
                                             -----------       -----------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $   248,119       $ 1,181,713       $ 3,186,145
                                             ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                                                           COLUMBIA
                                            ALGER             CVS          SMALL CAP
        MAINSTAY VP                       AMERICAN          CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL           SOCIAL         VARIABLE       TECHNOLOGY           VIP
         RETURN--         VALUE--     CAPITALIZATION--     BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES      PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,525,916     $   627,082      $        --       $  45,552       $   5,516       $      --       $   496,762
           (863,819)       (503,558)        (129,366)        (24,824)        (24,811)        (11,094)         (666,817)
            (71,985)        (41,963)         (10,781)         (2,069)         (2,068)           (924)          (55,568)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
            590,112          81,561         (140,147)         18,659         (21,363)        (12,018)         (225,623)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------


         16,021,176       9,608,737        2,896,150         535,381         711,498         416,185        10,729,133
        (16,187,401)     (6,832,566)      (2,678,931)       (416,575)       (626,861)       (331,568)       (8,360,700)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
           (166,225)      2,776,171          217,219         118,806          84,637          84,617         2,368,433
          4,621,625       3,245,539               --         104,243         222,651              --        13,282,767
           (584,280)     (5,434,882)       1,534,354        (205,775)       (349,670)         36,905        (7,113,876)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
          3,871,120         586,828        1,751,573          17,274         (42,382)        121,522         8,537,324
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
       $  4,461,232     $   668,389      $ 1,611,426       $  35,933       $ (63,745)      $ 109,504       $ 8,311,701
       ============     ===========      ===========       =========       =========       =========       ===========






        JANUS ASPEN                                                      NEUBERGER
          SERIES                                                        BERMAN AMT         ROYCE           ROYCE
         WORLDWIDE        MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP
         GROWTH--        INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT
          SHARES       INITIAL CLASS   INITIAL CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS
      --------------------------------------------------------------------------------------------------------------


        $   209,277      $  10,287       $  11,967      $   142,872      $      --       $  35,698       $     742
           (340,024)       (14,612)        (19,916)        (229,299)       (11,408)        (27,476)        (18,329)
            (28,335)        (1,218)         (1,660)         (19,108)          (951)         (2,290)         (1,527)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
           (159,082)        (5,543)         (9,609)        (105,535)       (12,359)          5,932         (19,114)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------


          5,798,113        349,104         452,969        1,867,304        220,536         510,485         569,519
         (8,600,649)      (255,991)       (380,011)      (1,198,286)      (150,657)       (489,700)       (514,559)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
         (2,802,536)        93,113          72,958          669,018         69,879          20,785          54,960
                 --         10,434              --        1,226,695             --         203,416          64,596
          5,305,460          5,873         123,806        2,392,203         97,234        (192,422)       (153,491)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
          2,502,924        109,420         196,764        4,287,916        167,113          31,779         (33,935)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
        $ 2,343,842      $ 103,877       $ 187,155      $ 4,182,381      $ 154,754       $  37,711       $ (53,049)
        ===========      =========       =========      ===========      =========       =========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                                                                 VAN KAMPEN
                                            T. ROWE PRICE        VAN ECK             UIF
                                               EQUITY           WORLDWIDE         EMERGING
                                               INCOME             HARD             MARKETS
                                              PORTFOLIO          ASSETS        EQUITY--CLASS I
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   296,607       $    17,231       $   64,463
  Mortality and expense risk charges....        (211,188)         (187,317)        (178,005)
  Administrative charges................         (17,599)          (15,610)         (14,834)
                                             -----------       -----------       ----------
       Net investment income (loss).....          67,820          (185,696)        (128,376)
                                             -----------       -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       4,222,698         2,710,428        2,691,000
  Cost of investments sold..............      (2,988,338)       (1,463,338)        (916,686)
                                             -----------       -----------       ----------
       Net realized gain (loss) on
          investments...................       1,234,360         1,247,090        1,774,314
  Realized gain distribution received...         974,047         1,680,944        1,644,585
  Change in unrealized appreciation
     (depreciation) on investments......      (1,886,057)        2,842,128        1,512,315
                                             -----------       -----------       ----------
       Net gain (loss) on investments...         322,350         5,770,162        4,931,214
                                             -----------       -----------       ----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $   390,170       $ 5,584,466       $4,802,838
                                             ===========       ===========       ==========







                                               VICTORY
                                                 VIF
                                             DIVERSIFIED
                                           STOCK--CLASS A
                                               SHARES
                                          ----------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   8,399
  Mortality and expense risk charges....        (15,368)
  Administrative charges................         (1,281)
                                              ---------
       Net investment income (loss).....         (8,250)
                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        360,410
  Cost of investments sold..............       (289,455)
                                              ---------
       Net realized gain (loss) on
          investments...................         70,955
  Realized gain distribution received...        106,533
  Change in unrealized appreciation
     (depreciation) on investments......        (60,817)
                                              ---------
       Net gain (loss) on investments...        116,671
                                              ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 108,421
                                              =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    39,112       $   35,247        $   463,800       $   (53,861)
     Net realized gain (loss) on investments................         165,561           54,676            196,897          (208,080)
     Realized gain distribution received....................         213,003           56,298                 --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (339,921)         301,318            388,888           971,670
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          77,755          447,539          1,049,585           709,729
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         393,794          222,829            326,202           398,584
     Policyowners' surrenders...............................      (1,215,980)        (514,006)        (4,148,154)       (3,760,796)
     Policyowners' annuity and death benefits...............        (136,666)         (16,767)          (353,619)       (1,219,563)
     Net transfers from (to) Fixed Account..................          30,095           45,160            (46,289)         (145,200)
     Transfers between Investment Divisions.................         713,515        1,747,120            307,862        (1,100,830)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................        (215,242)       1,484,336         (3,913,998)       (5,827,805)
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (276)          (1,637)            (3,292)           (2,553)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................        (137,763)       1,930,238         (2,867,705)       (5,120,629)

NET ASSETS:
     Beginning of period....................................       5,951,693        4,021,455         22,809,255        27,929,884
                                                                 -----------       ----------        -----------       -----------
     End of period..........................................     $ 5,813,930       $5,951,693        $19,941,550       $22,809,255
                                                                 ===========       ==========        ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   125,748       $   158,014       $  (30,722)       $  (29,899)
     Net realized gain (loss) on investments................       1,245,349           775,006          317,053           266,866
     Realized gain distribution received....................         364,729                --          103,727                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         211,528           518,077          294,910           (22,209)
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,947,354         1,451,097          684,968           214,758
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         403,418           410,358           49,562            15,568
     Policyowners' surrenders...............................      (3,366,524)       (3,074,326)        (304,696)         (315,111)
     Policyowners' annuity and death benefits...............        (212,200)         (426,028)              --            (3,456)
     Net transfers from (to) Fixed Account..................         (67,254)          (31,410)          16,076           (28,610)
     Transfers between Investment Divisions.................         (93,545)         (248,261)         (18,284)           45,860
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (3,336,105)       (3,369,667)        (257,342)         (285,749)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,816)           (6,901)          (2,161)           (1,244)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (1,395,567)       (1,925,471)         425,465           (72,235)

NET ASSETS:
     Beginning of period....................................      15,911,132        17,836,603        2,082,702         2,154,937
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $14,515,565       $15,911,132       $2,508,167        $2,082,702
                                                                 ===========       ===========       ==========        ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(A)
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,052,121)  $   (996,594)   $   547,490    $   495,069   $    (64,923)  $   (473,640)   $  103,039     $    8,912
        (3,200,959)      (768,764)          (119)          (172)      (652,764)      (166,015)       94,212         11,461
                --             --             --             --      3,964,733      1,285,875        96,316          8,123

        13,904,333      4,772,550            202           (268)      (981,912)     7,824,750       (62,124)       107,862
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

         9,651,253      3,007,192        547,573        494,629      2,265,134      8,470,970       231,443        136,358
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

           798,009      1,264,347      2,023,504        822,000        623,872        570,654       716,773        403,546
       (13,427,212)   (14,278,420)    (9,170,874)    (6,936,869)    (7,608,212)    (8,668,350)     (937,277)      (285,363)
          (984,898)    (1,178,279)      (516,415)      (552,903)      (575,234)    (1,246,541)       (1,854)        (5,544)
          (392,285)      (414,318)       151,408       (285,932)      (212,957)      (198,228)       62,066         31,799
        (7,982,829)    (9,016,170)     9,274,738      5,485,549     (3,504,270)    (3,985,157)    3,464,203      2,624,661
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (21,989,215)   (23,622,840)     1,762,361     (1,468,155)   (11,276,801)   (13,527,622)    3,303,911      2,769,099
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


           (37,670)       (23,818)        (1,928)        (1,783)        (8,532)       (33,294)         (753)          (362)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (12,375,632)   (20,639,466)     2,308,006       (975,309)    (9,020,199)    (5,089,946)    3,534,601      2,905,095


        95,153,322    115,792,788     15,147,046     16,122,355     59,577,725     64,667,671     2,905,095             --
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $ 82,777,690   $ 95,153,322    $17,455,052    $15,147,046   $ 50,557,526   $ 59,577,725    $6,439,696     $2,905,095
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   461,229    $   262,671    $   672,663    $   (89,664)   $   (7,289)    $      100    $  5,284,818   $    604,434
          (153,438)       (15,781)      (123,613)      (185,399)       55,924         24,681       4,850,824      1,750,490
                --             --             --             --       159,879         12,231              --             --

          (286,261)        (7,285)       464,522        890,306        86,201        140,476      (8,883,153)     9,806,777
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

            21,530        239,605      1,013,572        615,243       294,715        177,488       1,252,489     12,161,701
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

         1,663,574        870,252        463,619        314,414       122,380         44,486       2,723,891      2,192,712
        (2,523,831)    (1,563,801)    (3,547,713)    (3,092,237)      (78,694)      (145,718)    (18,256,423)   (21,802,665)
           (86,880)      (109,523)      (378,777)      (706,883)     (216,199)            --      (2,528,203)    (2,687,970)
            89,011        440,234        (33,360)      (196,092)        7,089         45,250        (652,909)      (929,214)
           624,907      5,588,949       (577,946)    (1,915,312)    2,278,099      1,869,359      (4,181,241)    (5,238,967)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
          (233,219)     5,226,111     (4,074,177)    (5,596,110)    2,112,675      1,813,377     (22,894,885)   (28,466,104)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------


              (479)          (728)        (3,077)        (2,335)         (822)          (427)         (2,794)       (34,327)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
          (212,168)     5,464,988     (3,063,682)    (4,983,202)    2,406,568      1,990,438     (21,645,190)   (16,338,730)


         8,345,364      2,880,376     22,274,585     27,257,787     1,990,438             --     117,708,437    134,047,167
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
       $ 8,133,196    $ 8,345,364    $19,210,903    $22,274,585    $4,397,006     $1,990,438    $ 96,063,247   $117,708,437
       ===========    ===========    ===========    ===========    ==========     ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                     ICAP SELECT EQUITY--                  INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (33,272)       $  (26,934)       $    62,700       $  (33,184)
     Net realized gain (loss) on investments................        363,181           111,229            366,351          179,631
     Realized gain distribution received....................        265,100            13,468            660,670           59,159
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (387,581)          342,001         (1,113,299)         461,992
                                                                 ----------        ----------        -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        207,428           439,764            (23,578)         667,598
                                                                 ----------        ----------        -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        426,800            71,335            104,848           52,923
     Policyowners' surrenders...............................       (656,539)         (308,403)          (579,247)        (324,131)
     Policyowners' annuity and death benefits...............         (6,445)           (3,282)            (2,855)        (181,579)
     Net transfers from (to) Fixed Account..................         25,519             8,802              5,632          (73,458)
     Transfers between Investment Divisions.................      5,757,057           154,042         (4,278,251)        (360,846)
                                                                 ----------        ----------        -----------       ----------
       Net contributions and (withdrawals)..................      5,546,392           (77,506)        (4,749,873)        (887,091)
                                                                 ----------        ----------        -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (588)           (1,666)                99           (2,802)
                                                                 ----------        ----------        -----------       ----------
          Increase (decrease) in net assets.................      5,753,232           360,592         (4,773,352)        (222,295)

NET ASSETS:
     Beginning of period....................................      2,941,575         2,580,983          4,773,352        4,995,647
                                                                 ----------        ----------        -----------       ----------
     End of period..........................................     $8,694,807        $2,941,575        $        --       $4,773,352
                                                                 ==========        ==========        ===========       ==========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (49,054)      $  (176,727)      $   66,782        $    5,540
     Net realized gain (loss) on investments................         970,832         1,307,751          117,442            19,601
     Realized gain distribution received....................       1,017,177           178,871          138,906             9,721
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,094,155)          425,881           15,603           174,773
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (155,200)        1,735,776          338,733           209,635
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         432,702           370,953          743,776           237,166
     Policyowners' surrenders...............................      (2,371,176)       (2,510,339)        (491,539)         (126,439)
     Policyowners' annuity and death benefits...............        (271,638)         (227,367)        (243,167)           (5,131)
     Net transfers from (to) Fixed Account..................         (99,123)          (21,150)          65,314            61,684
     Transfers between Investment Divisions.................        (304,444)         (773,650)       3,038,887         3,030,293
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,613,679)       (3,161,553)       3,113,271         3,197,573
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             284            (6,426)          (1,062)             (599)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (2,768,595)       (1,432,203)       3,450,942         3,406,609

NET ASSETS:
     Beginning of period....................................      13,927,683        15,359,886        3,406,609                --
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $11,159,088       $13,927,683       $6,857,551        $3,406,609
                                                                 ===========       ===========       ==========        ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (129,578)   $  (167,619)   $   (59,801)   $  (57,851)    $   (75,484)   $  (112,375)   $  (147,633)   $  (167,025)
         1,598,757        502,129         24,061      (374,346)        639,141        841,951      1,643,347      1,234,114
         1,222,615        179,156             --            --         741,526         50,190        724,609        210,733

        (1,967,946)     3,856,843        872,070       703,840        (990,367)       268,529       (672,799)      (380,233)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           723,848      4,370,509        836,330       271,643         314,816      1,048,295      1,547,524        897,589
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           416,687        447,212        101,529       139,147         160,605        235,707        217,904        234,511
        (2,906,755)    (2,509,318)    (1,003,255)     (750,781)     (1,104,904)    (1,683,963)    (1,659,135)    (1,618,475)
           (70,663)      (287,301)       (77,386)      (18,526)       (145,195)      (350,903)       (62,074)      (166,653)
             3,269         35,162         17,706       (37,490)        (50,539)       (11,876)       (29,017)       (49,010)
         1,100,218      2,552,124       (271,475)      273,915        (155,209)       351,181     (1,458,101)      (268,118)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        (1,457,244)       237,879     (1,232,881)     (393,735)     (1,295,242)    (1,459,854)    (2,990,423)    (1,867,745)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------


            (2,378)       (14,575)        (2,747)       (1,533)         (1,019)        (4,341)        (5,300)        (5,955)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
          (735,774)     4,593,813       (399,298)     (123,625)       (981,445)      (415,900)    (1,448,199)      (976,111)


        19,477,090     14,883,277      4,919,755     5,043,380       8,277,404      8,693,304     11,763,751     12,739,862
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
       $18,741,316    $19,477,090    $ 4,520,457    $4,919,755     $ 7,295,959    $ 8,277,404    $10,315,552    $11,763,751
       ===========    ===========    ===========    ==========     ===========    ===========    ===========    ===========





              MAINSTAY VP
                MODERATE                    MAINSTAY VP
                 GROWTH                       S&P 500                     MAINSTAY VP                   MAINSTAY VP
              ALLOCATION--                    INDEX--                  SMALL CAP GROWTH--              TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007          2006(A)         2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   47,349     $    9,354    $    231,874   $   (929,686)   $   (56,525)   $  (67,564)   $    590,112   $   (567,473)
           85,537          6,316       5,219,523      4,607,786        290,521       325,074        (166,225)       826,501
          257,399         20,965              --             --        287,298            41       4,621,625        983,670

           67,602        191,371      (1,069,285)    11,197,744       (676,002)       (4,558)       (584,280)     4,887,056
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------

          457,887        228,006       4,382,112     14,875,844       (154,708)      252,993       4,461,232      6,129,754
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------

        1,188,623        584,613       1,461,038      1,516,385         74,605       126,504         547,144      1,050,394
         (331,938)       (69,088)    (17,346,869)   (17,317,928)      (898,616)     (416,045)    (10,248,767)   (10,214,007)
          (77,930)            --      (1,217,706)    (1,785,610)          (647)      (38,911)     (1,153,560)    (1,888,749)
           38,370         68,718        (367,612)      (687,671)        (8,367)       (7,399)       (202,883)      (531,363)
        3,137,547      3,472,784      (4,649,099)    (6,812,974)      (473,375)     (420,785)     (3,671,636)    (3,619,738)
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------
        3,954,672      4,057,027     (22,120,248)   (25,087,798)    (1,306,400)     (756,636)    (14,729,702)   (15,203,463)
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------


           (1,401)          (650)        (16,508)       (57,311)           662        (1,936)        (15,842)       (25,881)
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------
        4,411,158      4,284,383     (17,754,644)   (10,269,265)    (1,460,446)     (505,579)    (10,284,312)    (9,099,590)


        4,284,383             --     112,463,521    122,732,786      4,818,586     5,324,165      76,269,370     85,368,960
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------
       $8,695,541     $4,284,383    $ 94,708,877   $112,463,521    $ 3,358,140    $4,818,586    $ 65,985,058   $ 76,269,370
       ==========     ==========    ============   ============    ===========    ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                       ALGER AMERICAN
                                                                            VALUE--                     SMALL CAPITALIZATION--
                                                                         INITIAL CLASS                      CLASS O SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    81,561       $  (421,367)      $  (140,147)      $  (140,391)
     Net realized gain (loss) on investments................       2,776,171         2,172,872           217,219           (71,347)
     Realized gain distribution received....................       3,245,539           650,698                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (5,434,882)        4,758,209         1,534,354         1,954,255
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         668,389         7,160,412         1,611,426         1,742,517
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         692,565           712,384           100,696           234,072
     Policyowners' surrenders...............................      (6,661,936)       (6,236,180)       (1,917,606)       (1,711,163)
     Policyowners' annuity and death benefits...............        (495,371)         (908,669)          (51,567)         (203,223)
     Net transfers from (to) Fixed Account..................        (316,219)         (209,430)          (57,882)          (60,352)
     Transfers between Investment Divisions.................      (1,859,710)       (1,454,507)         (308,546)          575,925
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (8,640,671)       (8,096,402)       (2,234,905)       (1,164,741)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (2,997)          (25,908)           (4,816)           (8,088)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (7,975,279)         (961,898)         (628,295)          569,688

NET ASSETS:
     Beginning of period....................................      44,463,532        45,425,430        10,670,943        10,101,255
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $36,488,253       $44,463,532       $10,042,648       $10,670,943
                                                                 ===========       ===========       ===========       ===========







                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                         INITIAL CLASS                      SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    95,031       $   527,813       $   (73,993)      $ (102,685)
     Net realized gain (loss) on investments................         520,116           447,078           345,771          482,888
     Realized gain distribution received....................       1,930,349         3,122,092           854,226        1,040,031
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,297,377)          340,666            55,709         (566,649)
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         248,119         4,437,649         1,181,713          853,585
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         625,387           613,880           306,370          360,003
     Policyowners' surrenders...............................      (3,898,215)       (3,697,614)       (1,168,625)        (997,638)
     Policyowners' annuity and death benefits...............        (536,201)         (442,038)         (152,461)          (2,275)
     Net transfers from (to) Fixed Account..................        (212,711)          (90,684)           10,014          (17,191)
     Transfers between Investment Divisions.................        (385,835)          120,007          (123,608)         642,610
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (4,407,575)       (3,496,449)       (1,128,310)         (14,491)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,272)          (16,453)           (3,940)          (4,485)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (4,160,728)          924,747            49,463          834,609

NET ASSETS:
     Beginning of period....................................      26,912,704        25,987,957         8,917,733        8,083,124
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $22,751,976       $26,912,704       $ 8,967,196       $8,917,733
                                                                 ===========       ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                                         COLUMBIA SMALL CAP                DREYFUS IP
              CVS CALVERT                   VALUE FUND,                    TECHNOLOGY                 FIDELITY(R) VIP
            SOCIAL BALANCED              VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                      CLASS B                    INITIAL SHARES                INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   18,659     $   19,322     $  (21,363)    $  (17,661)    $  (12,018)    $  (14,050)    $  (225,623)   $   (16,034)
          118,806           (440)        84,637         99,155         84,617         20,670       2,368,433      2,261,050
          104,243         38,755        222,651         55,324             --             --      13,282,767      4,489,078

         (205,775)       105,341       (349,670)       123,969         36,905         26,598      (7,113,876)    (1,270,236)
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------

           35,933        162,978        (63,745)       260,787        109,504         33,218       8,311,701      5,463,858
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------

           33,176          6,185         49,213         94,917         21,714         21,428       1,344,095      1,196,111
         (342,065)      (325,061)      (432,960)      (322,362)       (88,586)      (252,705)     (7,948,728)    (7,844,757)
           (5,204)       (54,250)        (7,549)        (3,014)        (9,588)        (3,200)       (364,844)      (714,913)
            2,120            833         11,151         14,261          3,371          1,348        (175,248)       (28,280)
         (134,087)      (136,355)       (25,202)     1,014,974         92,800        (64,602)     (1,926,717)       541,712
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------
         (446,060)      (508,648)      (405,347)       798,776         19,711       (297,731)     (9,071,442)    (6,850,127)
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------


             (157)          (692)           230           (958)          (417)          (150)        (29,065)       (27,647)
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------
         (410,284)      (346,362)      (468,862)     1,058,605        128,798       (264,663)       (788,806)    (1,413,916)


        2,245,502      2,591,864      2,186,042      1,127,437      1,016,508      1,281,171      55,525,296     56,939,212
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------
       $1,835,218     $2,245,502     $1,717,180     $2,186,042     $1,145,306     $1,016,508     $54,736,490    $55,525,296
       ==========     ==========     ==========     ==========     ==========     ==========     ===========    ===========






                                            JANUS ASPEN
              JANUS ASPEN                 SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)
           SERIES BALANCED--                  GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   429,699    $   308,697    $  (159,082)   $   123,400    $   (5,543)    $   (9,689)    $   (9,609)    $  (13,384)
           691,314       (599,793)    (2,802,536)    (6,902,349)       93,113          5,608         72,958        (30,986)
                --             --             --             --        10,434             --             --             --

         2,065,132      3,755,693      5,305,460     11,203,679         5,873        136,448        123,806        185,925
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

         3,186,145      3,464,597      2,343,842      4,424,730       103,877        132,367        187,155        141,555
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

           812,060        834,362        541,717        474,982        45,966         27,021         15,417         15,547
        (5,365,867)    (5,582,826)    (3,710,234)    (4,565,480)     (302,863)      (178,554)      (281,701)      (238,611)
          (326,514)      (698,636)      (331,921)      (459,253)       (3,188)            --             --        (11,183)
          (241,230)      (246,308)      (205,285)      (217,307)          531        (13,950)        (3,584)         4,254
        (1,709,948)    (2,265,273)    (1,260,823)    (2,837,990)       35,770        (67,433)       (42,996)      (115,609)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
        (6,831,499)    (7,958,681)    (4,966,546)    (7,605,048)     (223,784)      (232,916)      (312,864)      (345,602)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------


           (10,862)       (13,398)        (9,302)       (14,205)         (339)          (536)          (638)          (678)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
        (3,656,216)    (4,507,482)    (2,632,006)    (3,194,523)     (120,246)      (101,085)      (126,347)      (204,725)


        37,741,916     42,249,398     28,916,421     32,110,944     1,220,938      1,322,023      1,681,453      1,886,178
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
       $34,085,700    $37,741,916    $26,284,415    $28,916,421    $1,100,692     $1,220,938     $1,555,106     $1,681,453
       ===========    ===========    ===========    ===========    ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                            MFS(R)                         NEUBERGER BERMAN
                                                                      UTILITIES SERIES--                      AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (105,535)      $    57,015       $  (12,359)        $ (7,801)
     Net realized gain (loss) on investments................         669,018           419,449           69,879           59,168
     Realized gain distribution received....................       1,226,695           412,402               --               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,392,203         2,085,789           97,234            9,606
                                                                 -----------       -----------       ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................       4,182,381         2,974,655          154,754           60,973
                                                                 -----------       -----------       ----------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,548,280           534,428           43,076           13,787
     Policyowners' surrenders...............................      (1,796,235)       (1,457,146)         (55,782)         (28,383)
     Policyowners' annuity and death benefits...............        (178,321)          (62,924)            (387)          (3,377)
     Net transfers from (to) Fixed Account..................         173,329            61,792            3,373              (67)
     Transfers between Investment Divisions.................       4,622,442         2,472,001          466,206           35,723
                                                                 -----------       -----------       ----------         --------
       Net contributions and (withdrawals)..................       4,369,495         1,548,151          456,486           17,683
                                                                 -----------       -----------       ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (10,549)           (9,980)            (527)            (291)
                                                                 -----------       -----------       ----------         --------
          Increase (decrease) in net assets.................       8,541,327         4,512,826          610,713           78,365

NET ASSETS:
     Beginning of period....................................      14,050,512         9,537,686          603,612          525,247
                                                                 -----------       -----------       ----------         --------
     End of period..........................................     $22,591,839       $14,050,512       $1,214,325         $603,612
                                                                 ===========       ===========       ==========         ========






                                                                          VAN KAMPEN                            VICTORY
                                                                              UIF                                 VIF
                                                                       EMERGING MARKETS                   DIVERSIFIED STOCK--
                                                                        EQUITY--CLASS I                     CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (128,376)      $   (60,157)      $   (8,250)       $   (9,652)
     Net realized gain (loss) on investments................       1,774,314         1,058,645           70,955            25,052
     Realized gain distribution received....................       1,644,585           261,022          106,533            27,920
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,512,315         2,022,555          (60,817)           65,639
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       4,802,838         3,282,065          108,421           108,959
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         500,369           213,375           11,965            20,234
     Policyowners' surrenders...............................      (1,737,732)       (1,166,020)        (271,587)         (149,913)
     Policyowners' annuity and death benefits...............         (71,720)          (97,464)            (388)           (1,162)
     Net transfers from (to) Fixed Account..................         (35,116)           98,803            1,803            (8,333)
     Transfers between Investment Divisions.................       1,073,160         1,398,746          202,172           470,928
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................        (271,039)          447,440          (56,035)          331,754
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (17,664)          (13,333)            (327)             (385)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................       4,514,135         3,716,172           52,059           440,328

NET ASSETS:
     Beginning of period....................................      12,849,664         9,133,492        1,178,366           738,038
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $17,363,799       $12,849,664       $1,230,425        $1,178,366
                                                                 ===========       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                 ROYCE                         ROYCE
               MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                    VAN ECK
              PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
            INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO                    HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $    5,932     $  (12,254)    $  (19,114)    $  (13,687)    $    67,820    $    45,469    $  (185,696)   $  (142,487)
           20,785         41,989         54,960         17,153       1,234,360        595,579      1,247,090      1,175,125
          203,416         89,609         64,596         62,677         974,047        477,749      1,680,944        528,303

         (192,422)        30,928       (153,491)        55,589      (1,886,057)     1,667,185      2,842,128        409,092
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------

           37,711        150,272        (53,049)       121,732         390,170      2,785,982      5,584,466      1,970,033
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------

          105,179        111,968         41,708         62,276         535,634        395,038        529,300        614,864
         (212,827)      (165,107)      (256,220)      (213,758)     (2,933,596)    (2,970,878)    (1,793,221)    (1,323,663)
          (34,323)            --        (36,892)        (8,423)       (205,864)      (116,557)      (198,085)       (28,570)
           10,293         21,639          7,495         10,783          (8,696)        62,806         62,662        112,741
          719,572      1,347,278        283,798        890,586          86,915        697,852      2,117,308      3,298,399
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
          587,894      1,315,778         39,889        741,464      (2,525,607)    (1,931,739)       717,964      2,673,771
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------


             (369)          (550)           142           (502)         (1,642)       (10,163)       (16,852)       (11,297)
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
          625,236      1,465,500        (13,018)       862,694      (2,137,079)       844,080      6,285,578      4,632,507


        1,777,587        312,087      1,390,975        528,281      17,858,172     17,014,092     12,608,163      7,975,656
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
       $2,402,823     $1,777,587     $1,377,957     $1,390,975     $15,721,093    $17,858,172    $18,893,741    $12,608,163
       ==========     ==========     ==========     ==========     ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $7,367,009        $22,916,845      $117,341,340
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            636              2,509            42,217

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         23,251             72,675           377,242
     Administrative charges...........          1,938              6,056            31,437
                                           ----------        -----------      ------------
       Total net assets...............     $7,342,456        $22,840,623      $116,974,878
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $7,342,456        $22,840,623      $116,974,878
                                           ==========        ===========      ============

     Variable accumulation unit
       value..........................     $    11.55        $     18.57      $      26.14
                                           ==========        ===========      ============


Identified Cost of Investment.........     $7,313,496        $22,284,431      $132,198,228
                                           ==========        ===========      ============







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $5,382,710        $86,033,983       $11,313,284
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          5,697            (60,794)           23,173

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         16,131            274,220            35,577
     Administrative charges...........          1,344             22,852             2,965
                                           ----------        -----------       -----------
       Total net assets...............     $5,370,932        $85,676,117       $11,297,915
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $5,370,932        $85,676,117       $11,297,915
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $    11.97        $     26.15       $     15.10
                                           ==========        ===========       ===========


Identified Cost of Investment.........     $5,219,793        $76,811,965       $10,444,978
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $22,379,656       $69,838,246       $5,148,771        $15,734,172       $3,729,514        $7,605,023        $19,529,367
             76,975                --               --                 --               --            38,891                 --

             (5,664)          100,782              335             14,017           32,978               468              4,009



             65,241           221,304           14,537             49,800           12,021            25,122             62,646
              5,437            18,442            1,211              4,150            1,002             2,093              5,221
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $22,380,289       $69,699,282       $5,133,358        $15,694,239       $3,749,469        $7,617,167        $19,465,509
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $22,380,289       $69,699,282       $5,133,358        $15,694,239       $3,749,469        $7,617,167        $19,465,509
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.44       $     32.60       $    11.19        $     22.92       $    15.88        $    10.65        $     18.80
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $22,379,768       $72,959,817       $5,057,011        $12,210,546       $2,680,986        $7,887,572        $19,437,168
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $23,090,029       $7,748,439        $10,507,128       $14,372,589       $14,781,639       $12,229,765       $12,706,919
                 --               --                 --                --                --                --                --

             (1,915)             718            (14,717)              359              (512)            3,458             7,689



             73,851           24,588             33,136            45,822            46,157            35,819            39,151
              6,154            2,049              2,761             3,819             3,846             2,985             3,263
        -----------       ----------        -----------       -----------       -----------       -----------       -----------
        $23,008,109       $7,722,520        $10,456,514       $14,323,307       $14,731,124       $12,194,419       $12,672,194
        ===========       ==========        ===========       ===========       ===========       ===========       ===========


        $23,008,109       $7,722,520        $10,456,514       $14,323,307       $14,731,124       $12,194,419       $12,672,194
        ===========       ==========        ===========       ===========       ===========       ===========       ===========

        $     25.24       $    16.14        $     17.74       $     16.98       $     13.98       $     11.56       $     11.89
        ===========       ==========        ===========       ===========       ===========       ===========       ===========


        $18,262,881       $5,951,050        $ 9,969,739       $11,402,916       $14,527,660       $11,794,282       $12,071,382
        ===========       ==========        ===========       ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......    $133,181,924       $4,476,427        $75,748,863
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................          16,528            1,308            (16,367)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         422,402           14,117            240,713
     Administrative charges...........          35,200            1,176             20,059
                                          ------------       ----------        -----------
       Total net assets...............    $132,740,850       $4,462,442        $75,471,724
                                          ============       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........    $132,740,850       $4,462,442        $75,471,724
                                          ============       ==========        ===========

     Variable accumulation unit
       value..........................    $      34.75       $    10.86        $     26.08
                                          ============       ==========        ===========


Identified Cost of Investment.........    $113,444,407       $4,502,525        $79,212,118
                                          ============       ==========        ===========






                                                                                   JANUS ASPEN
                                                                JANUS ASPEN          SERIES
                                            FIDELITY(R)           SERIES            WORLDWIDE
                                                VIP             BALANCED--          GROWTH--
                                             MID CAP--         INSTITUTIONAL      INSTITUTIONAL
                                          SERVICE CLASS 2         SHARES             SHARES
                                         ------------------------------------------------------

ASSETS:
  Investment, at net asset value......      $15,364,934         $61,341,457        $40,332,772
  Dividends due and accrued...........               --                  --                 --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................           (3,602)             72,709             (9,052)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................           48,527             196,651            128,617
     Administrative charges...........            4,044              16,388             10,718
                                            -----------         -----------        -----------
       Total net assets...............      $15,308,761         $61,201,127        $40,184,385
                                            ===========         ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........      $15,308,761         $61,201,127        $40,184,385
                                            ===========         ===========        ===========

     Variable accumulation unit
       value..........................      $     20.70         $     26.10        $     20.24
                                            ===========         ===========        ===========


Identified Cost of Investment.........      $13,750,476         $50,391,347        $48,505,557
                                            ===========         ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES




                             ALGER                               COLUMBIA
                           AMERICAN              CVS             SMALL CAP                          FIDELITY(R)        FIDELITY(R)
                             SMALL             CALVERT          VALUE FUND,       DREYFUS IP            VIP                VIP
        MAINSTAY VP       CAPITALIZA-          SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-            EQUITY-
          VALUE--           TION--            BALANCED           SERIES--          GROWTH--          FUND(R)--          INCOME--
       INITIAL CLASS    CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


        $47,256,925       $15,158,278        $4,547,857         $2,229,649        $2,299,480        $87,088,110        $30,394,670
                 --                --                --                 --                --                 --                 --

            (49,953)          (54,426)           (4,024)            (5,505)             (974)            47,828             (3,796)



            147,987            50,059            14,978              7,215             7,446            282,662             95,125
             12,332             4,172             1,248                601               621             23,555              7,927
        -----------       -----------        ----------         ----------        ----------        -----------        -----------
        $47,046,653       $15,049,621        $4,527,607         $2,216,328        $2,290,439        $86,829,721        $30,287,822
        ===========       ===========        ==========         ==========        ==========        ===========        ===========


        $47,046,653       $15,049,621        $4,527,607         $2,216,328        $2,290,439        $86,829,721        $30,287,822
        ===========       ===========        ==========         ==========        ==========        ===========        ===========

        $     25.50       $     15.80        $    21.15         $    12.47        $    10.29        $     30.54        $     22.19
        ===========       ===========        ==========         ==========        ==========        ===========        ===========


        $40,048,734       $10,174,467        $4,248,248         $2,421,099        $1,924,965        $81,807,020        $30,008,784
        ===========       ===========        ==========         ==========        ==========        ===========        ===========






                                                               NEUBERGER
                                                                BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         INVESTORS         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
      TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


        $1,580,125        $2,366,425        $32,072,756       $1,243,469        $2,799,152        $1,766,506        $24,024,400
                --                --                 --               --                --                --                 --

            (2,977)              192             33,226            1,460            (5,988)              879             (5,614)



             5,180             7,614            102,796            3,894             8,982             5,462             76,448
               432               635              8,566              325               748               455              6,371
        ----------        ----------        -----------       ----------        ----------        ----------        -----------
        $1,571,536        $2,358,368        $31,994,620       $1,240,710        $2,783,434        $1,761,468        $23,935,967
        ==========        ==========        ===========       ==========        ==========        ==========        ===========


        $1,571,536        $2,358,368        $31,994,620       $1,240,710        $2,783,434        $1,761,468        $23,935,967
        ==========        ==========        ===========       ==========        ==========        ==========        ===========

        $    12.28        $    13.01        $     24.16       $    17.11        $    14.76        $    12.38        $     17.29
        ==========        ==========        ===========       ==========        ==========        ==========        ===========


        $1,163,050        $1,711,322        $24,254,224       $1,069,889        $3,008,784        $1,855,724        $21,939,432
        ==========        ==========        ===========       ==========        ==========        ==========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007


                                                             VAN KAMPEN
                                                                 UIF             VICTORY
                                             VAN ECK          EMERGING             VIF
                                            WORLDWIDE          MARKETS         DIVERSIFIED
                                              HARD            EQUITY--       STOCK--CLASS A
                                             ASSETS            CLASS I           SHARES
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $24,165,355       $22,828,518       $1,593,056
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................          33,030            16,713              775

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          79,038            79,682            4,992
     Administrative charges...........           6,587             6,640              416
                                           -----------       -----------       ----------
       Total net assets...............     $24,112,760       $22,758,909       $1,588,423
                                           ===========       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $24,112,760       $22,758,909       $1,588,423
                                           ===========       ===========       ==========

     Variable accumulation unit
       value..........................     $     40.34       $     31.74       $    14.48
                                           ===========       ===========       ==========


Identified Cost of Investment.........     $16,929,689       $12,966,175       $1,475,086
                                           ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007






                                                                             MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP        CAPITAL
                                            BALANCED--         BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   148,275     $   831,820     $    163,259
  Mortality and expense risk charges....        (92,230)       (281,717)      (1,493,738)
  Administrative charges................         (7,686)        (23,476)        (124,478)
                                            -----------     -----------     ------------
       Net investment income (loss).....         48,359         526,627       (1,454,957)
                                            -----------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,786,579       4,134,485       25,591,437
  Cost of investments sold..............     (1,622,191)     (4,052,732)     (22,249,328)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................        164,388          81,753        3,342,109
  Realized gain distribution received...        267,629              --               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................       (391,143)        560,850       11,354,589
                                            -----------     -----------     ------------
       Net gain (loss) on investments...         40,874         642,603       14,696,698
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $    89,233     $ 1,169,230     $ 13,241,741
                                            ===========     ===========     ============







                                                            MAINSTAY VP
                                            MAINSTAY VP      HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE       ICAP SELECT
                                           ALLOCATION--        BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    50,019     $  5,928,976     $   51,721
  Mortality and expense risk charges....        (52,938)      (1,122,955)       (95,536)
  Administrative charges................         (4,412)         (93,580)        (7,961)
                                            -----------     ------------     ----------
       Net investment income (loss).....         (7,331)       4,712,441        (51,776)
                                            -----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,217,068       15,585,591      1,238,182
  Cost of investments sold..............     (1,047,106)     (13,229,567)      (883,486)
                                            -----------     ------------     ----------
       Net realized gain (loss) on
          investments...................        169,692        2,356,024        354,696
  Realized gain distribution received...        196,372               --        341,731
  Change in unrealized appreciation
     (depreciation) on
     investments........................        (13,423)      (6,065,520)      (325,003)
                                            -----------     ------------     ----------
       Net gain (loss) on investments...        352,911       (3,709,496)       371,424
                                            -----------     ------------     ----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   345,580     $  1,002,945     $  319,648
                                            ===========     ============     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                        MAINSTAY VP      MAINSTAY VP                      MAINSTAY VP
        MAINSTAY VP       COMMON        CONSERVATIVE      MAINSTAY VP     DEVELOPING      MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--       ALLOCATION--     CONVERTIBLE--     GROWTH--     FLOATING RATE--    GOVERNMENT--
        MANAGEMENT     INITIAL CLASS    SERVICE CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    927,209    $    895,117       $ 126,520       $   349,750      $      --      $   507,965      $   951,716
           (235,771)       (904,939)        (43,863)         (188,483)       (38,223)         (96,605)        (244,349)
            (19,648)        (75,412)         (3,655)          (15,707)        (3,185)          (8,050)         (20,363)
       ------------    ------------       ---------       -----------      ---------      -----------      -----------
            671,790         (85,234)         79,002           145,560        (41,408)         403,310          687,004
       ------------    ------------       ---------       -----------      ---------      -----------      -----------


         10,247,113      13,066,905         672,466         3,142,801        868,422        3,403,073        4,351,728
        (10,247,219)    (12,134,993)       (613,558)       (2,367,611)      (513,703)      (3,501,851)      (4,423,983)
       ------------    ------------       ---------       -----------      ---------      -----------      -----------
               (106)        931,912          58,908           775,190        354,719          (98,778)         (72,255)
                 --       5,329,424          76,259           391,681        144,023               --               --

                205      (3,143,453)        (17,444)          673,450        464,787         (269,184)         422,492
       ------------    ------------       ---------       -----------      ---------      -----------      -----------
                 99       3,117,883         117,723         1,840,321        963,529         (367,962)         350,237
       ------------    ------------       ---------       -----------      ---------      -----------      -----------

       $    671,889    $  3,032,649       $ 196,725       $ 1,985,881      $ 922,121      $    35,348      $ 1,037,241
       ============    ============       =========       ===========      =========      ===========      ===========








        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
         INCOME &      INTERNATIONAL      LARGE CAP         MID CAP         MID CAP         MID CAP          MODERATE
         GROWTH--        EQUITY--         GROWTH--          CORE--         GROWTH--         VALUE--        ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


        $   122,549     $   161,370      $     1,442      $    43,070     $        --     $   164,499       $ 241,242
            (41,831)       (290,071)         (87,247)        (135,014)       (180,851)       (205,733)       (109,320)
             (3,486)        (24,172)          (7,271)         (11,251)        (15,071)        (17,144)         (9,110)
        -----------     -----------      -----------      -----------     -----------     -----------       ---------
             77,232        (152,873)         (93,076)        (103,195)       (195,922)        (58,378)        122,812
        -----------     -----------      -----------      -----------     -----------     -----------       ---------


          5,952,696       3,547,050        1,606,473        2,027,437       3,557,343       3,537,399         602,830
         (5,660,323)     (2,446,746)      (1,766,588)      (1,378,507)     (2,104,334)     (2,194,623)       (540,599)
        -----------     -----------      -----------      -----------     -----------     -----------       ---------
            292,373       1,100,304         (160,115)         648,930       1,453,009       1,342,776          62,231
            801,117       1,497,078               --        1,046,312       1,004,243       1,336,985         246,951

         (1,222,627)     (1,607,014)       1,567,083       (1,172,810)       (234,615)     (2,885,608)        135,031
        -----------     -----------      -----------      -----------     -----------     -----------       ---------
           (129,137)        990,368        1,406,968          522,432       2,222,637        (205,847)        444,213
        -----------     -----------      -----------      -----------     -----------     -----------       ---------

        $   (51,905)    $   837,495      $ 1,313,892      $   419,237     $ 2,026,715     $  (264,225)      $ 567,025
        ===========     ===========      ===========      ===========     ===========     ===========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                            MAINSTAY VP
                                             MODERATE                        MAINSTAY VP
                                              GROWTH        MAINSTAY VP       SMALL CAP
                                           ALLOCATION--   S&P 500 INDEX--     GROWTH--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   201,317     $  2,214,950     $        --
  Mortality and expense risk charges....       (131,675)      (1,745,796)        (64,731)
  Administrative charges................        (10,973)        (145,483)         (5,394)
                                            -----------     ------------     -----------
       Net investment income (loss).....         58,669          323,671         (70,125)
                                            -----------     ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,438,730       27,698,930       1,827,129
  Cost of investments sold..............     (1,250,202)     (21,363,158)     (1,431,272)
                                            -----------     ------------     -----------
       Net realized gain (loss) on
          investments...................        188,528        6,335,772         395,857
  Realized gain distribution received...        381,367               --         352,156
  Change in unrealized appreciation
     (depreciation) on
     investments........................        156,317         (630,680)       (861,012)
                                            -----------     ------------     -----------
       Net gain (loss) on investments...        726,212        5,705,092        (112,999)
                                            -----------     ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   784,881     $  6,028,763     $  (183,124)
                                            ===========     ============     ===========







                                            FIDELITY(R)                      JANUS ASPEN
                                                VIP           FIDELITY         SERIES
                                              EQUITY-           VIP          BALANCED--
                                             INCOME--        MID CAP--      INSTITUTIONAL
                                           INITIAL CLASS  SERVICE CLASS 2      SHARES
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   576,950     $    74,661     $  1,587,546
  Mortality and expense risk charges....       (402,170)       (181,716)        (761,451)
  Administrative charges................        (33,514)        (15,143)         (63,454)
                                            -----------     -----------     ------------
       Net investment income (loss).....        141,266        (122,198)         762,641
                                            -----------     -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,450,349       2,936,957       11,639,724
  Cost of investments sold..............     (4,754,935)     (2,340,784)     (11,067,807)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................        695,414         596,173          571,917
  Realized gain distribution received...      2,544,207       1,365,300               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (3,156,698)        102,865        4,245,577
                                            -----------     -----------     ------------
       Net gain (loss) on investments...         82,923       2,064,338        4,817,494
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   224,189     $ 1,942,140     $  5,580,135
                                            ===========     ===========     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                                                        COLUMBIA SMALL
                                            ALGER             CVS          CAP VALUE
        MAINSTAY VP                       AMERICAN          CALVERT          FUND,         DREYFUS IP      FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL           SOCIAL         VARIABLE        TECHNOLOGY          VIP
         RETURN--         VALUE--     CAPITALIZATION--     BALANCED        SERIES--         GROWTH--     CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES      PORTFOLIO        CLASS B      INITIAL SHARES   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,737,564     $   801,705      $        --      $   111,692      $   6,757       $      --       $    786,248
           (969,091)       (629,197)        (188,984)         (61,715)       (31,123)        (27,505)        (1,035,427)
            (80,757)        (52,433)         (15,749)          (5,143)        (2,593)         (2,292)           (86,286)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------
            687,716         120,075         (204,733)          44,834        (26,959)        (29,797)          (335,465)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------

         15,386,700       9,657,397        3,223,326        1,110,589        858,806         559,509         13,750,679
        (13,969,947)     (7,221,945)      (2,708,169)      (1,108,912)      (732,290)       (476,997)        (9,586,674)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------
          1,416,753       2,435,452          515,157            1,677        126,516          82,512          4,164,005
          5,262,654       4,149,323               --          255,601        272,727              --         21,013,955

         (2,435,819)     (6,002,119)       2,010,849         (228,666)      (452,605)        226,012        (11,942,653)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------
          4,243,588         582,656        2,526,006           28,612        (53,362)        308,524         13,235,307
       ------------     -----------      -----------      -----------      ---------       ---------       ------------

       $  4,931,304     $   702,731      $ 2,321,273      $    73,446      $ (80,321)      $ 278,727       $ 12,899,842
       ============     ===========      ===========      ===========      =========       =========       ============






        JANUS ASPEN                                                        NEUBERGER
          SERIES          MFS(R)                                            BERMAN           ROYCE            ROYCE
         WORLDWIDE       INVESTORS         MFS(R)           MFS(R)        AMT MID-CAP      MICRO-CAP        SMALL-CAP
         GROWTH--          TRUST          RESEARCH         UTILITIES        GROWTH        PORTFOLIO--      PORTFOLIO--
       INSTITUTIONAL     SERIES--         SERIES--         SERIES--       PORTFOLIO--      INVESTMENT       INVESTMENT
          SHARES       INITIAL CLASS    INITIAL CLASS    SERVICE CLASS      CLASS S          CLASS            CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    321,032      $  13,650        $  16,847       $   216,088      $      --       $  42,179        $     925
           (522,039)       (20,195)         (29,205)         (335,734)       (13,165)        (34,215)         (22,281)
            (43,503)        (1,683)          (2,434)          (27,978)        (1,097)         (2,851)          (1,857)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------
           (244,510)        (8,228)         (14,792)         (147,624)       (14,262)          5,113          (23,213)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------

          8,792,459        648,088          513,093         3,104,018        409,877         981,158          396,656
        (12,119,765)      (569,546)        (447,757)       (2,014,218)      (282,357)       (894,121)        (341,211)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------
         (3,327,306)        78,542           65,336         1,089,800        127,520          87,037           55,445
                 --         13,844               --         1,855,322             --         240,346           80,505

          7,196,071         60,722          221,250         3,362,819         67,725        (265,487)        (174,584)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------
          3,868,765        153,108          286,586         6,307,941        195,245          61,896          (38,634)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------

       $  3,624,255      $ 144,880        $ 271,794       $ 6,160,317      $ 180,983       $  67,009        $ (61,847)
       ============      =========        =========       ===========      =========       =========        =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007



                                                                             VAN KAMPEN
                                                                                 UIF
                                           T. ROWE PRICE      VAN ECK         EMERGING
                                              EQUITY         WORLDWIDE         MARKETS
                                              INCOME            HARD          EQUITY--
                                             PORTFOLIO         ASSETS          CLASS I
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   436,298     $    23,518      $    88,283
  Mortality and expense risk charges....       (307,604)       (242,258)        (238,860)
  Administrative charges................        (25,634)        (20,188)         (19,905)
                                            -----------     -----------      -----------
       Net investment income (loss).....        103,060        (238,928)        (170,482)
                                            -----------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,216,420       4,115,983        3,978,312
  Cost of investments sold..............     (3,041,412)     (2,216,416)      (1,580,537)
                                            -----------     -----------      -----------
       Net realized gain (loss) on
          investments...................      1,175,008       1,899,567        2,397,775
  Realized gain distribution received...      1,462,492       2,294,277        2,252,297
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (2,203,730)      3,380,714        2,033,039
                                            -----------     -----------      -----------
       Net gain (loss) on investments...        433,770       7,574,558        6,683,111
                                            -----------     -----------      -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   536,830     $ 7,335,630      $ 6,512,629
                                            ===========     ===========      ===========







                                              VICTORY
                                                VIF
                                            DIVERSIFIED
                                              STOCK--
                                          CLASS A SHARES
                                          --------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  10,131
  Mortality and expense risk charges....       (18,706)
  Administrative charges................        (1,559)
                                             ---------
       Net investment income (loss).....       (10,134)
                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       305,223
  Cost of investments sold..............      (246,152)
                                             ---------
       Net realized gain (loss) on
          investments...................        59,071
  Realized gain distribution received...       126,374
  Change in unrealized appreciation
     (depreciation) on
     investments........................       (48,426)
                                             ---------
       Net gain (loss) on investments...       137,019
                                             ---------
          Net increase (decrease) in net
            assets resulting
            from operations.............     $ 126,885
                                             =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    48,359       $   42,917        $   526,627       $   (51,182)
     Net realized gain (loss) on investments................         164,388           77,213             81,753           (77,156)
     Realized gain distribution received....................         267,629           71,456                 --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (391,143)         398,987            560,850           903,139
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          89,233          590,573          1,169,230           774,801
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         492,031          453,901          1,053,533         1,029,877
     Policyowners' surrenders...............................      (1,212,536)        (841,262)        (4,001,372)       (4,167,065)
     Policyowners' annuity and death benefits...............         (34,424)         (25,158)           (57,671)         (139,079)
     Net transfers from (to) Fixed Account..................         (10,679)          12,919           (126,255)         (343,944)
     Transfers between Investment Divisions.................         482,812        1,806,793            200,240        (1,340,781)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................        (282,796)       1,407,193         (2,931,525)       (4,960,992)
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (319)          (2,155)            (3,652)           (2,744)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................        (193,882)       1,995,611         (1,765,947)       (4,188,935)

NET ASSETS:
     Beginning of period....................................       7,536,338        5,540,727         24,606,570        28,795,505
                                                                 -----------       ----------        -----------       -----------
     End of period..........................................     $ 7,342,456       $7,536,338        $22,840,623       $24,606,570
                                                                 ===========       ==========        ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   145,560       $   162,849       $  (41,408)       $  (40,211)
     Net realized gain (loss) on investments................         775,190           299,642          354,719           284,727
     Realized gain distribution received....................         391,681                --          144,023                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         673,450           939,478          464,787            26,300
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,985,881         1,401,969          922,121           270,816
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         660,274           640,634          107,164           114,201
     Policyowners' surrenders...............................      (2,443,023)       (2,355,398)        (311,076)         (325,835)
     Policyowners' annuity and death benefits...............        (101,914)          (75,030)          (2,787)             (487)
     Net transfers from (to) Fixed Account..................         (39,860)          (81,808)         (96,428)          (17,484)
     Transfers between Investment Divisions.................        (273,527)         (223,873)         202,839           216,018
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,198,050)       (2,095,475)        (100,288)          (13,587)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,868)           (6,556)          (2,903)           (1,524)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................        (219,037)         (700,062)         818,930           255,705

NET ASSETS:
     Beginning of period....................................      15,913,276        16,613,338        2,930,539         2,674,834
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $15,694,239       $15,913,276       $3,749,469        $2,930,539
                                                                 ===========       ===========       ==========        ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(A)
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,454,957)  $ (1,322,930)   $   671,790    $   619,441   $    (85,234)  $   (596,691)   $   79,002     $    7,485
         3,342,109      5,327,993           (106)          (414)       931,912         47,881        58,908         12,125
                --             --             --             --      5,329,424      1,695,372        76,259          7,055

        11,354,589         45,598            205           (139)    (3,143,453)     9,767,127       (17,444)       109,205
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


        13,241,741      4,050,661        671,889        618,888      3,032,649     10,913,689       196,725        135,870
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

         4,217,737      4,856,540      2,241,603      2,219,349      2,359,660      2,409,383       549,848        226,814
       (16,481,226)   (19,866,159)    (8,239,942)    (5,670,261)    (9,819,278)    (9,563,953)     (464,481)      (104,428)
          (561,401)      (360,453)      (147,065)       (78,603)      (126,713)      (563,803)           --             --
          (637,566)    (1,673,057)      (350,042)      (564,435)      (432,732)      (807,532)       18,811         40,359
       (10,143,221)   (11,155,569)     9,511,531      2,534,330     (3,499,317)    (5,137,540)    2,306,197      2,228,603
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (23,605,677)   (28,198,698)     3,016,085     (1,559,620)   (11,518,380)   (13,663,445)    2,410,375      2,391,348
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


           (51,436)       (31,460)        (2,373)        (2,217)       (11,207)       (42,473)         (620)          (340)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (10,415,372)   (24,179,497)     3,685,601       (942,949)    (8,496,938)    (2,792,229)    2,606,480      2,526,878


       127,390,250    151,569,747     18,694,688     19,637,637     78,196,220     80,988,449     2,526,878             --
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $116,974,878   $127,390,250    $22,380,289    $18,694,688   $ 69,699,282   $ 78,196,220    $5,133,358     $2,526,878
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   403,310    $  207,114     $   687,004    $   (79,548)   $   (7,331)    $    1,674    $  4,712,441   $    528,609
           (98,778)      (10,874)        (72,255)      (131,732)      169,962          7,681       2,356,024     (2,307,237)
                --            --              --             --       196,372         18,274              --             --

          (269,184)       (7,896)        422,492        801,706       (13,423)       176,340      (6,065,520)    11,779,998
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------

            35,348       188,344       1,037,241        590,426       345,580        203,969       1,002,945     10,001,370
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------

         1,043,954       557,525         536,763        698,214       715,505        217,165       3,318,393      2,901,120
        (1,404,491)     (842,663)     (3,594,752)    (3,785,648)     (442,957)       (81,057)    (14,571,592)   (16,257,132)
            (8,224)      (16,836)       (180,445)      (155,060)           --             --        (403,944)      (577,641)
            (5,173)      259,872         (15,737)      (241,109)       28,015         20,566        (309,585)      (793,309)
         1,719,004     4,081,967         (70,543)      (844,462)    1,623,153      2,742,569      (1,263,289)    (4,423,172)
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------
         1,345,070     4,039,865      (3,324,714)    (4,328,065)    1,923,716      2,899,243     (13,230,017)   (19,150,134)
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------


              (470)         (573)         (3,152)        (2,243)       (1,042)          (534)         (2,354)       (27,973)
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------
         1,379,948     4,227,636      (2,290,625)    (3,739,882)    2,268,254      3,102,678     (12,229,426)    (9,176,737)


         6,237,219     2,009,583      21,756,134     25,496,016     3,102,678             --      97,905,543    107,082,280
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------
       $ 7,617,167    $6,237,219     $19,465,509    $21,756,134    $5,370,932     $3,102,678    $ 85,676,117   $ 97,905,543
       ===========    ==========     ===========    ===========    ==========     ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP
                                                                             ICAP                             MAINSTAY VP
                                                                        SELECT EQUITY--                    INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (51,776)      $  (44,789)       $    77,232       $   (40,632)
     Net realized gain (loss) on investments................         354,696           74,141            292,373            43,010
     Realized gain distribution received....................         341,731           23,296            801,117            71,032
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (325,003)         688,246         (1,222,627)          735,825
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         319,648          740,894            (51,905)          809,235
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         495,838          148,684            121,658           237,793
     Policyowners' surrenders...............................      (1,130,544)        (388,422)          (609,610)         (775,392)
     Policyowners' annuity and death benefits...............         (24,115)              --            (14,931)          (23,196)
     Net transfers from (to) Fixed Account..................           6,601          (37,030)          (119,587)          (32,587)
     Transfers between Investment Divisions.................       6,568,795          299,828         (5,066,341)         (447,721)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................       5,916,575           23,060         (5,688,811)       (1,041,103)
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (922)          (2,772)               128            (3,391)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................       6,235,301          761,182         (5,740,588)         (235,259)

NET ASSETS:
     Beginning of period....................................       5,062,614        4,301,432          5,740,588         5,975,847
                                                                 -----------       ----------        -----------       -----------
     End of period..........................................     $11,297,915       $5,062,614        $        --       $ 5,740,588
                                                                 ===========       ==========        ===========       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (58,378)      $  (209,302)      $   122,812       $   15,113
     Net realized gain (loss) on investments................       1,342,776           889,842            62,231            6,771
     Realized gain distribution received....................       1,336,985           220,854           246,951           17,442
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,885,608)        1,150,753           135,031          300,452
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (264,225)        2,052,147           567,025          339,778
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         806,365           907,666           800,133          357,072
     Policyowners' surrenders...............................      (2,748,565)       (2,073,578)         (781,272)         (65,896)
     Policyowners' annuity and death benefits...............         (10,320)          (12,799)           (5,325)              --
     Net transfers from (to) Fixed Account..................         (55,492)         (175,070)          158,767           78,971
     Transfers between Investment Divisions.................        (457,619)         (728,962)        5,324,411        5,423,489
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,465,631)       (2,082,743)        5,496,714        5,793,636
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             425            (7,531)           (1,821)            (913)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (2,729,431)          (38,127)        6,061,918        6,132,501

NET ASSETS:
     Beginning of period....................................      17,460,555        17,498,682         6,132,501               --
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $14,731,124       $17,460,555       $12,194,419       $6,132,501
                                                                 ===========       ===========       ===========       ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES











                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
         INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (152,873)   $  (192,939)   $  (93,076)    $  (83,880)    $  (103,195)   $  (134,739)   $  (195,922)   $  (203,515)
         1,100,304        548,306      (160,115)      (612,349)        648,930        811,572      1,453,009      1,305,066
         1,497,078        210,133            --             --       1,046,312         65,598      1,004,243        262,054

        (1,607,014)     4,518,430     1,567,083      1,083,856      (1,172,810)       570,165       (234,615)      (303,999)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

           837,495      5,083,930     1,313,892        387,627         419,237      1,312,596      2,026,715      1,059,606
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

         1,383,340      1,017,191       338,534        409,513         625,607        539,459        650,387        891,223
        (3,558,471)    (2,891,980)     (992,365)      (846,999)     (1,804,840)    (1,561,073)    (2,334,265)    (1,820,915)
           (16,547)       (27,958)      (27,505)        (2,354)         (4,795)          (526)       (20,917)        (6,203)
           (58,354)       (55,478)      (61,078)       (68,055)        (46,105)       (48,638)      (143,428)      (124,013)
         1,563,893      3,197,653       (36,394)        80,189         472,516      1,087,732       (692,849)       413,757
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
          (686,139)     1,239,428      (778,808)      (427,706)       (757,617)        16,954     (2,541,072)      (646,151)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------


            (2,784)       (16,741)       (4,226)        (2,209)         (1,251)        (5,106)        (6,812)        (6,986)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
           148,572      6,306,617       530,858        (42,288)       (339,631)     1,324,444       (521,169)       406,469


        22,859,537     16,552,920     7,191,662      7,233,950      10,796,145      9,471,701     14,844,476     14,438,007
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
       $23,008,109    $22,859,537    $7,722,520     $7,191,662     $10,456,514    $10,796,145    $14,323,307    $14,844,476
       ===========    ===========    ==========     ==========     ===========    ===========    ===========    ===========




              MAINSTAY VP
                MODERATE                    MAINSTAY VP                   MAINSTAY VP
                 GROWTH                       S&P 500                      SMALL CAP                    MAINSTAY VP
              ALLOCATION--                    INDEX--                       GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007          2006(A)         2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $    58,669    $   13,438    $    323,671   $ (1,212,996)   $   (70,125)   $  (86,711)   $    687,716   $   (654,003)
           188,528        12,641       6,335,772      5,967,007        395,857       425,477       1,416,753      2,583,676
           381,367        39,054              --             --        352,156            52       5,262,654      1,091,806

           156,317       479,220        (630,680)    15,111,690       (861,012)      (40,537)     (2,435,819)     3,926,379
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------

           784,881       544,353       6,028,763     19,865,701       (183,124)      298,281       4,931,304      6,947,858
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------

           696,970       900,580       4,571,913      5,203,437        218,299       357,042       2,340,356      2,269,904
        (1,384,321)     (130,972)    (21,187,983)   (19,583,835)      (911,138)     (793,080)    (11,608,602)   (15,051,041)
                --            --        (407,639)      (507,200)        (6,952)         (862)       (359,711)      (465,579)
            75,937      (122,403)     (1,083,398)    (1,438,849)        (5,743)      (64,792)       (264,157)    (1,303,497)
         4,447,182     6,863,891      (7,487,370)    (8,546,132)      (804,936)     (342,579)     (4,204,280)    (5,015,330)
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------
         3,835,768     7,511,096     (25,594,477)   (24,872,579)    (1,510,470)     (844,271)    (14,096,394)   (19,565,543)
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------


            (2,404)       (1,500)        (22,494)       (75,603)           812        (2,456)        (17,672)       (29,401)
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------
         4,618,245     8,053,949     (19,588,208)    (5,082,481)    (1,692,782)     (548,446)     (9,182,762)   (12,647,086)


         8,053,949            --     152,329,058    157,411,539      6,155,224     6,703,670      84,654,486     97,301,572
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------
       $12,672,194    $8,053,949    $132,740,850   $152,329,058    $ 4,462,442    $6,155,224    $ 75,471,724   $ 84,654,486
       ===========    ==========    ============   ============    ===========    ==========    ============   ============


              MAINSTAY VP
                VALUE--
             INITIAL CLASS
     -----------------------------
          2007           2006
     -----------------------------

       $   120,075    $  (512,827)
         2,435,452        709,091
         4,149,323        803,686
        (6,002,119)     7,732,597
       -----------    -----------

           702,731      8,732,547
       -----------    -----------

         1,473,680      1,849,125
        (7,811,449)    (8,063,369)
          (137,272)      (283,958)
          (197,036)      (474,970)
        (1,861,010)    (1,444,592)
       -----------    -----------
        (8,533,087)    (8,417,764)
       -----------    -----------

            (3,577)       (31,482)
       -----------    -----------
        (7,833,933)       283,301

        54,880,586     54,597,285
       -----------    -----------
       $47,046,653    $54,880,586
       ===========    ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                                  CVS
                                                                                                                CALVERT
                                                                        ALGER AMERICAN                          SOCIAL
                                                                    SMALL CAPITALIZATION--                     BALANCED
                                                                        CLASS O SHARES                         PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (204,733)      $  (198,160)      $   44,834        $   50,434
     Net realized gain (loss) on investments................         515,157           (21,454)           1,677           (60,878)
     Realized gain distribution received....................              --                --          255,601            91,145
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,010,849         2,741,068         (228,666)          292,802
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,321,273         2,521,454           73,446           373,503
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         611,132           677,275          205,901           277,448
     Policyowners' surrenders...............................      (2,172,974)       (1,803,055)        (721,334)         (474,210)
     Policyowners' annuity and death benefits...............         (46,055)          (27,845)              --           (24,003)
     Net transfers from (to) Fixed Account..................         (25,377)          (99,467)          (4,273)          (75,263)
     Transfers between Investment Divisions.................      (1,086,199)          281,270         (305,142)         (125,925)
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,719,473)         (971,822)        (824,848)         (421,953)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (7,047)          (11,429)            (373)           (1,522)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................        (405,247)        1,538,203         (751,775)          (49,972)

NET ASSETS:
     Beginning of period....................................      15,454,868        13,916,665        5,279,382         5,329,354
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $15,049,621       $15,454,868       $4,527,607        $5,279,382
                                                                 ===========       ===========       ==========        ==========






                                                                          FIDELITY(R)                         JANUS ASPEN
                                                                              VIP                               SERIES
                                                                           MID CAP--                          BALANCED--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (122,198)      $  (159,660)      $   762,641       $   540,555
     Net realized gain (loss) on investments................         596,173           465,279           571,917           678,685
     Realized gain distribution received....................       1,365,300         1,516,664                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         102,865          (505,280)        4,245,577         4,668,430
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,942,140         1,317,003         5,580,135         5,887,670
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         951,451         1,006,261         2,821,124         2,622,615
     Policyowners' surrenders...............................      (2,200,313)       (1,489,777)       (9,202,657)       (6,943,414)
     Policyowners' annuity and death benefits...............         (30,347)          (13,323)         (133,343)         (273,189)
     Net transfers from (to) Fixed Account..................         (42,842)          (60,032)         (528,694)         (384,605)
     Transfers between Investment Divisions.................         (39,547)        2,481,706        (2,934,409)       (3,895,432)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,361,598)        1,924,835        (9,977,979)       (8,874,025)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,414)           (6,568)          (18,973)          (22,381)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................         574,128         3,235,270        (4,416,817)       (3,008,736)

NET ASSETS:
     Beginning of period....................................      14,734,633        11,499,363        65,617,944        68,626,680
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $15,308,761       $14,734,633       $61,201,127       $65,617,944
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                COLUMBIA
               SMALL CAP                     DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
              VALUE FUND,                    TECHNOLOGY                       VIP                           VIP
           VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
                CLASS B                    INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (26,959)    $  (22,024)    $  (29,797)    $  (27,404)   $   (335,465)   $   (17,978)   $   141,266    $   659,111
          126,516        124,349         82,512         38,635       4,164,005      3,633,726        695,414         77,913
          272,727         65,758             --             --      21,013,955      6,908,919      2,544,207      3,896,951

         (452,605)       178,064        226,012         48,133     (11,942,653)    (2,179,850)    (3,156,698)       894,298
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------

          (80,321)       346,147        278,727         59,364      12,899,842      8,344,817        224,189      5,528,273
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------

          203,317        167,820        118,503         98,958       3,370,635      3,681,225      1,372,165      1,363,279
         (472,049)      (435,431)      (197,068)      (134,684)    (11,317,205)    (9,746,775)    (5,097,992)    (4,093,765)
               --         (2,974)            --             --        (219,980)      (239,855)       (83,697)      (349,692)
          (12,290)         5,447        (12,781)         1,632        (560,191)      (426,766)      (289,823)      (159,213)
           (9,751)       877,808       (118,095)        97,330      (3,040,840)      (680,236)       348,891       (140,534)
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------
         (290,773)       612,670       (209,441)        63,236     (11,767,581)    (7,412,407)    (3,750,456)    (3,379,925)
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------


              311         (1,300)        (1,059)          (281)        (44,980)       (41,846)        (1,494)       (20,346)
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------
         (370,783)       957,517         68,227        122,319       1,087,281        890,564     (3,527,761)     2,128,002


        2,587,111      1,629,594      2,222,212      2,099,893      85,742,440     84,851,876     33,815,583     31,687,581
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------
       $2,216,328     $2,587,111     $2,290,439     $2,222,212    $ 86,829,721    $85,742,440    $30,287,822    $33,815,583
       ==========     ==========     ==========     ==========    ============    ===========    ===========    ===========






              JANUS ASPEN                      MFS(R)
                 SERIES                      INVESTORS                       MFS(R)                        MFS(R)
           WORLDWIDE GROWTH--              TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--
          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (244,510)   $   186,839    $   (8,228)    $  (14,849)    $  (14,792)    $  (20,140)    $  (147,624)   $    83,786
        (3,327,306)    (1,606,254)       78,542        (14,983)        65,336        (93,923)      1,089,800        551,253
                --             --        13,844             --             --             --       1,855,322        601,086

         7,196,071      8,067,598        60,722        233,307        221,250        328,642       3,362,819      3,099,571
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------

         3,624,255      6,648,183       144,880        203,475        271,794        214,579       6,160,317      4,335,696
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------

         1,475,312      1,704,764       108,160         62,511         87,978        107,155       1,756,938      1,119,336
        (6,064,503)    (5,240,227)     (541,157)      (180,721)      (224,520)      (613,938)     (4,000,252)    (1,960,131)
          (118,025)      (141,907)       (4,985)        (8,088)            --             --         (53,794)       (36,913)
          (290,738)      (311,286)       (2,218)       (48,147)       (12,172)       (34,139)         93,272        (30,048)
        (2,779,450)    (3,704,249)       29,732       (157,651)      (203,256)      (184,924)      7,080,479      4,329,947
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
        (7,777,404)    (7,692,905)     (410,468)      (332,096)      (351,970)      (725,846)      4,876,643      3,422,191
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------


           (14,320)       (20,895)         (482)          (824)          (922)        (1,031)        (15,470)       (14,403)
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
        (4,167,469)    (1,065,617)     (266,070)      (129,445)       (81,098)      (512,298)     11,021,490      7,743,484


        44,351,854     45,417,471     1,837,606      1,967,051      2,439,466      2,951,764      20,973,130     13,229,646
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
       $40,184,385    $44,351,854    $1,571,536     $1,837,606     $2,358,368     $2,439,466     $31,994,620    $20,973,130
       ===========    ===========    ==========     ==========     ==========     ==========     ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                           NEUBERGER
                                                                            BERMAN                               ROYCE
                                                                          AMT MID-CAP                          MICRO-CAP
                                                                      GROWTH PORTFOLIO--                      PORTFOLIO--
                                                                            CLASS S                        INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (14,262)        $ (10,269)       $    5,113        $  (16,518)
     Net realized gain (loss) on investments................        127,520            65,463            87,037            41,261
     Realized gain distribution received....................             --                --           240,346           126,872
     Change in unrealized appreciation (depreciation) on
       investments..........................................         67,725            29,548          (265,487)           45,142
                                                                 ----------         ---------        ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        180,983            84,742            67,009           196,757
                                                                 ----------         ---------        ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        123,394            50,436           223,384           213,704
     Policyowners' surrenders...............................       (208,601)         (163,478)         (656,313)          (72,395)
     Policyowners' annuity and death benefits...............             --              (514)               --                --
     Net transfers from (to) Fixed Account..................         (6,205)           10,633           (13,390)           18,207
     Transfers between Investment Divisions.................        299,106           295,603           734,127         1,762,396
                                                                 ----------         ---------        ----------        ----------
       Net contributions and (withdrawals)..................        207,694           192,680           287,808         1,921,912
                                                                 ----------         ---------        ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (643)             (361)             (447)             (693)
                                                                 ----------         ---------        ----------        ----------
          Increase (decrease) in net assets.................        388,034           277,061           345,370         2,117,976

NET ASSETS:
     Beginning of period....................................        852,676           575,615         2,429,064           311,088
                                                                 ----------         ---------        ----------        ----------
     End of period..........................................     $1,240,710         $ 852,676        $2,783,434        $2,429,064
                                                                 ==========         =========        ==========        ==========






                                                                                                              VAN KAMPEN
                                                                            VAN ECK                               UIF
                                                                           WORLDWIDE                       EMERGING MARKETS
                                                                          HARD ASSETS                       EQUITY--CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (238,928)      $  (187,369)      $  (170,482)      $   (79,146)
     Net realized gain (loss) on investments................       1,899,567         1,700,594         2,397,775           351,637
     Realized gain distribution received....................       2,294,277           722,072         2,252,297           342,939
     Change in unrealized appreciation (depreciation) on
       investments..........................................       3,380,714           469,622         2,033,039         3,804,953
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,335,630         2,704,919         6,512,629         4,420,383
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         933,628           847,267           787,950           622,376
     Policyowners' surrenders...............................      (2,773,340)       (1,503,823)       (2,067,868)       (1,523,568)
     Policyowners' annuity and death benefits...............         (69,948)          (12,715)          (13,365)          (32,462)
     Net transfers from (to) Fixed Account..................         (43,758)          (95,880)          (40,632)          (53,613)
     Transfers between Investment Divisions.................       2,182,086         3,679,066           296,014         1,897,941
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................         228,668         2,913,915        (1,037,901)          910,674
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (21,807)          (15,190)          (23,726)          (17,610)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,542,491         5,603,644         5,451,002         5,313,447

NET ASSETS:
     Beginning of period....................................      16,570,269        10,966,625        17,307,907        11,994,460
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $24,112,760       $16,570,269       $22,758,909       $17,307,907
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                 ROYCE
               SMALL-CAP                   T. ROWE PRICE
              PORTFOLIO--                  EQUITY INCOME
            INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- -----------------------------
          2007           2006           2007           2006
     -----------------------------------------------------------



       $  (23,213)    $  (15,206)    $   103,060    $    67,208
           55,445         17,585       1,175,008        582,715
           80,505         77,852       1,462,492        677,967

         (174,584)        78,918      (2,203,730)     2,550,327
       ----------     ----------     -----------    -----------

          (61,847)       159,149         536,830      3,878,217
       ----------     ----------     -----------    -----------

          144,832        198,271       1,427,909      1,277,679
         (212,692)      (183,258)     (3,974,496)    (2,908,963)
               --           (699)        (75,233)      (135,953)
           (5,403)        37,222         (79,168)           945
          187,418        814,532         705,248        801,728
       ----------     ----------     -----------    -----------
          114,155        866,068      (1,995,740)      (964,564)
       ----------     ----------     -----------    -----------


              164           (631)         (2,288)       (13,995)
       ----------     ----------     -----------    -----------
           52,472      1,024,586      (1,461,198)     2,899,658


        1,708,996        684,410      25,397,165     22,497,507
       ----------     ----------     -----------    -----------
       $1,761,468     $1,708,996     $23,935,967    $25,397,165
       ==========     ==========     ===========    ===========






              VICTORY VIF
              DIVERSIFIED
                STOCK--
             CLASS A SHARES
     -----------------------------
          2007           2006
     -----------------------------



       $  (10,134)    $  (13,138)
           59,071         51,217
          126,374         41,156

          (48,426)        76,620
       ----------     ----------

          126,885        155,855
       ----------     ----------

           82,939        103,374
         (159,463)      (277,896)
               --         (3,890)
              974        (10,351)
           91,714        243,520
       ----------     ----------
           16,164         54,757
       ----------     ----------


             (382)          (574)
       ----------     ----------
          142,667        210,038


        1,445,756      1,235,718
       ----------     ----------
       $1,588,423     $1,445,756
       ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1,2)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares(3)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional  Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

-------

(1) Formerly known as MainStay VP Basic Value--Initial Class

(2) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

(3) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of Separate Account-I and Separate Account-II are as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            537                1,433            3,052
Identified cost.........................         $5,836              $19,538         $ 99,434
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            678                1,641            4,309
Identified cost.........................         $7,313              $22,284         $132,198







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            379                9,565              613
Identified cost.........................         $4,185              $86,841          $ 8,381
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            462                8,536              796
Identified cost.........................         $5,220              $76,812          $10,445



Investment activity for the year ended December 31, 2007 was as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $1,794              $1,603           $   452
Proceeds from sales.....................          1,757               5,063            23,496
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $1,836              $1,749           $   377
Proceeds from sales.....................          1,787               4,134            25,591







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $2,612              $ 8,031          $6,694
Proceeds from sales.....................            400               25,745             881
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $3,370              $ 7,046          $7,451
Proceeds from sales.....................          1,217               15,586           1,238

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


          17,472          2,151             592               1,042            168             857             1,751
         $17,471        $52,923          $6,461             $11,662         $1,875          $8,421           $19,228

          22,380          2,960             469               1,126            249             803             1,773
         $22,380        $72,960          $5,057             $12,211         $2,681          $7,888           $19,437







        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
         INCOME &      INTERNATIONAL      LARGE CAP           MID CAP         MID CAP         MID CAP         MODERATE
         GROWTH--        EQUITY--         GROWTH--            CORE--         GROWTH--         VALUE--       ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------


            --              1,028             302                492              656             901              608
            --            $14,975          $3,470             $6,981          $ 8,289         $11,093          $ 6,668

            --              1,263             515                707              910           1,189            1,083
            --            $18,263          $5,951             $9,970          $11,403         $14,528          $11,794









                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $14,851        $ 4,947          $4,572             $1,103           $693           $5,886           $2,098
          12,505         12,188             977              3,971            878            5,639            5,528

         $13,944        $ 6,553          $3,280             $1,456           $837           $5,155           $1,714
          10,247         13,067             672              3,143            868            3,403            4,352







        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
         INCOME &      INTERNATIONAL      LARGE CAP           MID CAP         MID CAP         MID CAP         MODERATE
          GROWTH         EQUITY--         GROWTH--            CORE--         GROWTH--         VALUE--       ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------


          $1,091          $3,307           $  767             $1,448          $1,621          $1,755           $4,366
           5,134           3,677            2,053              2,087           4,168           3,496            1,019

          $1,123          $4,228           $  726             $2,222          $1,811          $2,355           $6,573
           5,953           3,547            1,606              2,027           3,557           3,537              603


                                               MAINSTAY VP
                                                MODERATE           MAINSTAY VP      MAINSTAY VP
                                                 GROWTH              S&P 500         SMALL CAP
                                              ALLOCATION--           INDEX--         GROWTH--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             753               3,164             317
Identified cost.........................         $ 8,381            $ 82,586          $3,360
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,107               4,432             420
Identified cost.........................         $12,071            $113,444          $4,503






                                                                                    JANUS ASPEN
                                               FIDELITY(R)         FIDELITY(R)        SERIES
                                                   VIP                 VIP          BALANCED--
                                             EQUITY-INCOME--        MID CAP--      INSTITUTIONAL
                                              INITIAL CLASS      SERVICE CLASS 2      SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             955                 252            1,138
Identified cost.........................         $22,237             $ 8,059          $27,346
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,271                 431            2,041
Identified cost.........................         $30,009             $13,750          $50,391








                                               MAINSTAY VP
                                                MODERATE           MAINSTAY VP      MAINSTAY VP
                                                 GROWTH              S&P 500         SMALL CAP
                                              ALLOCATION--           INDEX--         GROWTH--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $4,992              $ 1,932          $  436
Proceeds from sales.....................            747               23,924           1,517
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $5,899              $ 2,337          $  592
Proceeds from sales.....................          1,439               27,699           1,827






                                                                                    JANUS ASPEN
                                               FIDELITY(R)         FIDELITY(R)        SERIES
                                                   VIP                 VIP          BALANCED--
                                             EQUITY-INCOME--        MID CAP--      INSTITUTIONAL
                                              INITIAL CLASS      SERVICE CLASS 2      SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $3,223              $1,674           $ 1,396
Proceeds from sales.....................          5,606               2,028             7,818
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $4,408              $2,815           $ 2,357
Proceeds from sales.....................          5,450               2,937            11,640

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES








                                                                             COLUMBIA
                                            ALGER               CVS          SMALL CAP
        MAINSTAY VP                       AMERICAN            CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL             SOCIAL         VARIABLE       TECHNOLOGY           VIP
         RETURN--         VALUE--     CAPITALIZATION--       BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES        PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


            3,601           1,968              302               960              96             106             1,969
          $68,307         $31,681          $ 6,001            $1,730          $1,889          $1,014           $51,664

            4,116           2,538              455             2,371             124             212             3,121
          $79,212         $40,049          $10,174            $4,248          $2,421          $1,925           $81,807





        JANUS ASPEN                                                          NEUBERGER
          SERIES                                                              BERMAN           ROYCE            ROYCE
         WORLDWIDE        MFS(R)           MFS(R)             MFS(R)        AMT MID-CAP      MICRO-CAP        SMALL-CAP
         GROWTH--        INVESTORS        RESEARCH           UTILITIES        GROWTH        PORTFOLIO--      PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--      SERIES--           SERIES--       PORTFOLIO--     INVESTMENT       INVESTMENT
          SHARES       INITIAL CLASS    INITIAL CLASS      SERVICE CLASS      CLASS S          CLASS            CLASS
      --------------------------------------------------------------------------------------------------------------------


              747             47               77                 664             44             179              139
          $30,042         $  787           $1,100             $17,275         $1,052          $2,566           $1,475

            1,142             67              117                 940             44             208              177
          $48,506         $1,163           $1,711             $24,254         $1,070          $3,009           $1,856







                                                                             COLUMBIA
                                            ALGER               CVS          SMALL CAP
        MAINSTAY VP                       AMERICAN            CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL             SOCIAL         VARIABLE       TECHNOLOGY           VIP
         RETURN--         VALUE--     CAPITALIZATION--       BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES        PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


          $ 6,499         $4,258           $  513             $  211           $502            $424            $14,562
           16,021          9,609            2,896                535            711             416             10,729

          $ 7,210         $5,371           $  337             $  588           $828            $321            $22,567
           15,387          9,657            3,223              1,111            859             560             13,751





        JANUS ASPEN                                                          NEUBERGER
          SERIES                                                              BERMAN           ROYCE            ROYCE
         WORLDWIDE        MFS(R)           MFS(R)             MFS(R)        AMT MID-CAP      MICRO-CAP        SMALL-CAP
         GROWTH--        INVESTORS        RESEARCH           UTILITIES        GROWTH        PORTFOLIO--      PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--      SERIES--           SERIES--       PORTFOLIO--     INVESTMENT       INVESTMENT
          SHARES       INITIAL CLASS    INITIAL CLASS      SERVICE CLASS      CLASS S          CLASS            CLASS
      --------------------------------------------------------------------------------------------------------------------


          $  635           $130             $130              $7,353           $672           $1,337            $630
           5,798            349              453               1,867            221              510             570

          $  756           $245             $138              $9,758           $602           $1,524            $565
           8,792            648              513               3,104            410              981             397

                                                                                    VAN KAMPEN
                                                 T. ROWE                                UIF
                                                  PRICE                              EMERGING
                                                 EQUITY              VAN ECK          MARKETS
                                                 INCOME             WORLDWIDE        EQUITY--
                                                PORTFOLIO          HARD ASSETS        CLASS I
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             666                 460              718
Identified cost.........................         $14,453             $13,367          $10,227
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,014                 587              941
Identified cost.........................         $21,939             $16,930          $12,966








                                               VICTORY VIF
                                           DIVERSIFIED STOCK--
                                             CLASS A SHARES
                                          --------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             94
Identified cost.........................         $1,171
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            121
Identified cost.........................         $1,475







                                                                                    VAN KAMPEN
                                                 T. ROWE                                UIF
                                                  PRICE              VAN ECK         EMERGING
                                                 EQUITY             WORLDWIDE         MARKETS
                                                 INCOME               HARD           EQUITY--
                                                PORTFOLIO            ASSETS           CLASS I
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $2,724              $4,924           $3,930
Proceeds from sales.....................          4,223               2,710            2,691
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $3,703              $6,379           $5,013
Proceeds from sales.....................          4,216               4,116            3,978








                                               VICTORY VIF
                                           DIVERSIFIED STOCK--
                                             CLASS A SHARES
                                          --------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................          $403
Proceeds from sales.....................           360
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................          $437
Proceeds from sales.....................           305

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:






                                             MAINSTAY VP           MAINSTAY VP
                                             BALANCED--              BOND--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       98       187          36         23
Units redeemed........................     (116)      (49)       (253)      (365)
                                           ----       ---        ----       ----
  Net increase (decrease).............      (18)      138        (217)      (342)
                                           ====       ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       86       209          72         61
Units redeemed........................     (109)      (79)       (233)      (349)
                                           ----       ---        ----       ----
  Net increase (decrease).............      (23)      130        (161)      (288)
                                           ====       ===        ====       ====








                                             MAINSTAY VP
                                             DEVELOPING            MAINSTAY VP
                                              GROWTH--           FLOATING RATE--
                                            INITIAL CLASS         SERVICE CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       4          5         220        667
Units redeemed........................     (23)       (31)       (246)      (162)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (19)       (26)        (26)       505
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      17         26         257        475
Units redeemed........................     (31)       (30)       (133)       (83)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (14)        (4)        124        392
                                           ===        ===        ====       ====




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
            CAPITAL             MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
        APPRECIATION--             CASH                 STOCK--            ALLOCATION--          CONVERTIBLE--
         INITIAL CLASS          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007     2006(a)      2007       2006
      ----------------------------------------------------------------------------------------------------------


           31         54      8,046      4,587        19         19       385        302          19         21
         (900)    (1,085)    (6,790)    (5,665)     (359)      (498)      (81)       (28)       (172)      (197)
       ------     ------     ------     ------      ----       ----       ---        ---        ----       ----
         (869)    (1,031)     1,256     (1,078)     (340)      (479)      304        274        (153)      (176)
       ======     ======     ======     ======      ====       ====       ===        ===        ====       ====


          163        210      8,241      3,594        69         82       262        249          30         32
       (1,097)    (1,434)    (6,134)    (4,604)     (426)      (555)      (42)       (10)       (133)      (141)
       ------     ------     ------     ------      ----       ----       ---        ---        ----       ----
         (934)    (1,224)     2,107     (1,010)     (357)      (473)      220        239        (103)      (109)
       ======     ======     ======     ======      ====       ====       ===        ===        ====       ====








                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             GROWTH              HIGH YIELD            ICAP SELECT            INCOME &
         GOVERNMENT--          ALLOCATION--        CORPORATE BOND--          EQUITY--              GROWTH--
         INITIAL CLASS         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(a)      2007       2006       2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


          25          17      213        196         103          90      419         16           8          4
        (252)       (337)     (33)        (6)       (976)     (1,276)     (43)       (25)       (356)       (75)
        ----        ----      ---        ---        ----      ------      ---        ---        ----       ----
        (227)       (320)     180        190        (873)     (1,186)     376         (9)       (348)       (71)
        ====        ====      ===        ===        ====      ======      ===        ===        ====       ====


          29          40      204        290         126         122      470         32           9         19
        (212)       (289)     (38)        (8)       (630)       (911)     (77)       (33)       (427)      (103)
        ----        ----      ---        ---        ----      ------      ---        ---        ----       ----
        (183)       (249)     166        282        (504)       (789)     393         (1)       (418)       (84)
        ====        ====      ===        ===        ====      ======      ===        ===        ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP
                                            INTERNATIONAL          MAINSTAY VP
                                              EQUITY--         LARGE CAP GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       61        141         8         31
Units redeemed........................     (118)      (133)      (93)       (63)
                                           ----       ----       ---        ---
  Net increase (decrease).............      (57)         8       (85)       (32)
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      118        195        23         37
Units redeemed........................     (143)      (138)      (79)       (71)
                                           ----       ----       ---        ---
  Net increase (decrease).............      (25)        57       (56)       (34)
                                           ====       ====       ===        ===









                                             MAINSTAY VP           MAINSTAY VP
                                         SMALL CAP GROWTH--      TOTAL RETURN--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        7         11         21         45
Units redeemed........................     (124)       (79)      (593)      (696)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (117)       (68)      (572)      (651)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       20         31         91         97
Units redeemed........................     (150)      (109)      (641)      (932)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (130)       (78)      (550)      (835)
                                           ====       ====       ====       ====




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                                                                  MAINSTAY VP
          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP            MODERATE
            MID CAP               MID CAP               MID CAP              MODERATE               GROWTH
            CORE--               GROWTH--               VALUE--            ALLOCATION--          ALLOCATION--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007     2006(a)      2007     2006(a)
      ----------------------------------------------------------------------------------------------------------


           9         36         13         17         28         26       343        331         377       400
         (82)      (129)      (209)      (144)      (205)      (252)      (65)       (13)        (36)       (6)
        ----       ----       ----       ----       ----       ----       ---        ---        ----       ---
         (73)       (93)      (196)      (127)      (177)      (226)      278        318         341       394
        ====       ====       ====       ====       ====       ====       ===        ===        ====       ===


          61        102         41         88         54         67       559        572         459       747
        (102)       (99)      (196)      (136)      (218)      (224)      (70)        (6)       (117)      (24)
        ----       ----       ----       ----       ----       ----       ---        ---        ----       ---
         (41)         3       (155)       (48)      (164)      (157)      489        566         342       723
        ====       ====       ====       ====       ====       ====       ===        ===        ====       ===


          MAINSTAY VP
            S&P 500
            INDEX--
         INITIAL CLASS
      ------------------
        2007       2006
      ------------------

          42         49
        (679)      (869)
        ----       ----
        (637)      (820)
        ====       ====

         131        167
        (864)      (977)
        ----       ----
        (733)      (810)
        ====       ====







                                   ALGER
                                 AMERICAN             CVS CALVERT            COLUMBIA
          MAINSTAY VP              SMALL                SOCIAL            SMALL CAP VALUE
            VALUE--          CAPITALIZATION--          BALANCED           FUND, VARIABLE
         INITIAL CLASS        CLASS O SHARES           PORTFOLIO          SERIES--CLASS B
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          26         31          7         59         2         --          5         94
        (355)      (382)      (153)      (158)      (23)       (26)       (36)       (27)
        ----       ----       ----       ----       ---        ---        ---        ---
        (329)      (351)      (146)       (99)      (21)       (26)       (31)        67
        ====       ====       ====       ====       ===        ===        ===        ===


          57         80         41         75        10         14         15         87
        (382)      (441)      (217)      (150)      (49)       (35)       (36)       (36)
        ----       ----       ----       ----       ---        ---        ---        ---
        (325)      (361)      (176)       (75)      (39)       (21)       (21)        51
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------








                                             DREYFUS IP            FIDELITY(R)
                                             TECHNOLOGY                VIP
                                              GROWTH--           CONTRAFUND(R)--
                                           INITIAL SHARES         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       9          3          47         67
Units redeemed........................     (10)       (35)       (363)      (334)
                                           ---        ---        ----       ----
  Net increase (decrease).............      (1)       (32)       (316)      (267)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      12         22         118        146
Units redeemed........................     (34)       (15)       (535)      (443)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (22)         7        (417)      (297)
                                           ===        ===        ====       ====







                                               MFS(R)
                                              INVESTORS              MFS(R)
                                                TRUST               RESEARCH
                                              SERIES--              SERIES--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       7          2          1          2
Units redeemed........................     (26)       (26)       (26)       (34)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (19)       (24)       (25)       (32)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      12          6          7          9
Units redeemed........................     (47)       (37)       (36)       (76)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (35)       (31)       (29)       (67)
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                      JANUS ASPEN           JANUS ASPEN
          FIDELITY(R)           FIDELITY(R)             SERIES                SERIES
              VIP                   VIP               BALANCED--        WORLDWIDE GROWTH--
        EQUITY-INCOME--          MID CAP--           INSTITUTIONAL         INSTITUTIONAL
         INITIAL CLASS        SERVICE CLASS 2           SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          26         35         16        57          33         37         26         29
        (215)      (210)       (74)      (59)       (305)      (392)      (275)      (489)
        ----       ----       ----       ---        ----       ----       ----       ----
        (189)      (175)       (58)       (2)       (272)      (355)      (249)      (460)
        ====       ====       ====       ===        ====       ====       ====       ====


          76         66         49       198         108        114         74        101
        (237)      (238)      (120)      (89)       (508)      (508)      (459)      (565)
        ----       ----       ----       ---        ----       ----       ----       ----
        (161)      (172)       (71)      109        (400)      (394)      (385)      (464)
        ====       ====       ====       ===        ====       ====       ====       ====







                                 NEUBERGER
            MFS(R)                BERMAN                 ROYCE                 ROYCE
           UTILITIES            AMT MID-CAP            MICRO-CAP             SMALL-CAP
           SERIES--         GROWTH PORTFOLIO--        PORTFOLIO--           PORTFOLIO--
         SERVICE CLASS            CLASS S          INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         298        194        30          3         58        109         25         87
         (91)       (95)       (3)        (2)       (16)       (13)       (24)       (20)
        ----       ----       ---        ---        ---        ---        ---        ---
         207         99        27          1         42         96          1         67
        ====       ====       ===        ===        ===        ===        ===        ===


         417        316        25         26         64        148         26         87
        (183)      (122)      (13)       (12)       (44)        (5)       (17)       (15)
        ----       ----       ---        ---        ---        ---        ---        ---
         234        194        12         14         20        143          9         72
        ====       ====       ===        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                                     VAN ECK
                                            T. ROWE PRICE           WORLDWIDE
                                            EQUITY INCOME             HARD
                                              PORTFOLIO              ASSETS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       36         76        78        154
Units redeemed........................     (181)      (200)      (58)       (53)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (145)      (124)       20        101
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      118        137        92        167
Units redeemed........................     (235)      (192)      (84)       (61)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (117)       (55)        8        106
                                           ====       ====       ===        ===






                                             VAN KAMPEN              VICTORY
                                                 UIF                   VIF
                                              EMERGING             DIVERSIFIED
                                               MARKETS               STOCK--
                                              EQUITY--               CLASS A
                                               CLASS I               SHARES
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................      56         86         16         41
Units redeemed........................     (70)       (68)       (20)       (14)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (14)        18         (4)        27
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      40        129         13         28
Units redeemed........................     (80)       (82)       (11)       (24)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (40)        47          2          4
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004 and 2003.





                                              MAINSTAY VP                             MAINSTAY VP
                                              BALANCED--                                BOND--
                                             SERVICE CLASS                           INITIAL CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $5,814    $5,952    $4,021    $19,942   $22,809   $27,930   $32,655   $41,042
Units Outstanding..................      504       522       384      1,074     1,291     1,633     1,924     2,485
Variable Accumulation Unit Value...   $11.55    $11.41    $10.47    $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 16.52
Total Return.......................     1.2%      9.0%      4.7%       5.1%      3.2%      0.9%      2.7%      3.2%
Investment Income Ratio............     1.9%      2.0%      1.9%       3.5%      1.1%      3.0%      3.2%      3.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $7,342    $7,536    $5,541    $22,841   $24,607   $28,796   $32,507   $38,609
Units Outstanding..................      636       659       529      1,230     1,391     1,679     1,915     2,337
Variable Accumulation Unit Value...   $11.55    $11.41    $10.47    $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 16.52
Total Return.......................     1.2%      9.0%      4.7%       5.1%      3.2%      0.9%      2.7%      3.2%
Investment Income Ratio............     1.9%      1.9%      1.9%       3.5%      1.1%      3.0%      3.3%      3.8%







                                                        MAINSTAY VP
                                                      COMMON STOCK--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $50,558   $59,578   $64,668   $73,642   $76,639
Units Outstanding..................     1,551     1,891     2,370     2,865     3,264
Variable Accumulation Unit Value...   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $ 23.48
Total Return.......................      3.8%     15.0%      6.3%      9.5%     24.7%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.3%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $69,699   $78,196   $80,988   $89,868   $89,598
Units Outstanding..................     2,135     2,492     2,965     3,497     3,816
Variable Accumulation Unit Value...   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $ 23.48
Total Return.......................      3.8%     15.0%      6.3%      9.5%     24.7%
Investment Income Ratio............      1.2%      0.5%      1.0%      1.4%      1.1%







                                              MAINSTAY VP                             MAINSTAY VP
                                            FLOATING RATE--                          GOVERNMENT--
                                             SERVICE CLASS                           INITIAL CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $8,133    $8,345    $2,880    $19,211   $22,275   $27,258   $33,768   $47,553
Units Outstanding..................      764       790       285      1,022     1,249     1,569     1,963     2,819
Variable Accumulation Unit Value...   $10.65    $10.54    $10.10    $ 18.80   $ 17.86   $ 17.38   $ 17.20   $ 16.87
Total Return.......................     1.0%      4.4%      1.0%       5.3%      2.7%      1.1%      2.0%      0.6%
Investment Income Ratio............     6.3%      6.1%      4.8%       4.6%      0.9%      2.8%      3.6%      3.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $7,617    $6,237    $2,010    $19,466   $21,756   $25,496   $30,205   $40,019
Units Outstanding..................      715       591       199      1,035     1,218     1,467     1,756     2,373
Variable Accumulation Unit Value...   $10.65    $10.54    $10.10    $ 18.80   $ 17.86   $ 17.38   $ 17.20   $ 16.87
Total Return.......................     1.0%      4.4%      1.0%       5.3%      2.7%      1.1%      2.0%      0.6%
Investment Income Ratio............     6.3%      6.1%      4.7%       4.7%      1.0%      2.9%      3.7%      3.8%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                         MAINSTAY VP
                   CAPITAL APPRECIATION--                                  MAINSTAY VP
                        INITIAL CLASS                                    CASH MANAGEMENT
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $ 82,778  $ 95,153  $115,793  $139,443  $162,444   $17,455   $15,147   $16,122   $18,816   $27,888
         3,168     4,037     5,068     6,529     7,820    12,112    10,856    11,934    14,156    20,884
      $  26.14  $  23.56  $  22.85  $  21.36  $  20.77   $  1.44   $  1.39   $  1.35   $  1.33   $  1.34
         10.9%      3.1%      7.0%      2.8%     25.4%      3.5%      3.3%      1.6%     (0.5%)    (0.6%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%


      $116,975  $127,390  $151,570  $174,656  $190,775   $22,380   $18,695   $19,638   $23,988   $32,002
         4,474     5,408     6,632     8,178     9,184    15,515    13,408    14,418    18,047    23,965
      $  26.14  $  23.56  $  22.85  $  21.36  $  20.77   $  1.44   $  1.39   $  1.35   $  1.33   $  1.34
         10.9%      3.1%      7.0%      2.8%     25.4%      3.5%      3.2%      1.6%     (0.5%)    (0.6%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%






          MAINSTAY VP
         CONSERVATIVE                        MAINSTAY VP                                       MAINSTAY VP
         ALLOCATION--                       CONVERTIBLE--                                  DEVELOPING GROWTH--
         SERVICE CLASS                      INITIAL CLASS                                     INITIAL CLASS
      ------------------  ------------------------------------------------  ------------------------------------------------
        2007      2006      2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $6,440    $2,905    $14,516   $15,911   $17,837   $21,042   $21,812   $2,508    $2,083    $2,155    $2,097    $2,275
          578       274        632       785       961     1,191     1,293      158       177       203       219       248
       $11.22    $10.60    $ 22.98   $ 20.27   $ 18.60   $ 17.67   $ 16.87   $15.85    $11.80    $10.61    $ 9.59    $ 9.18
         5.8%      6.0%      13.4%      9.0%      5.2%      4.7%     20.7%    34.3%     11.2%     10.6%      4.5%     36.7%
         3.7%      1.9%       2.1%      2.2%      1.5%      1.7%      2.5%       --        --        --        --        --


       $5,133    $2,527    $15,694   $15,913   $16,613   $17,987   $17,661   $3,749    $2,931    $2,675    $2,731    $2,776
          459       239        684       787       896     1,020     1,049      234       248       252       284       302
       $11.19    $10.57    $ 22.92   $ 20.22   $ 18.55   $ 17.63   $ 16.83   $15.88    $11.82    $10.63    $ 9.61    $ 9.20
         5.8%      5.7%      13.4%      9.0%      5.2%      4.7%     20.7%    34.3%     11.2%     10.6%      4.5%     36.7%
         3.5%      1.9%       2.2%      2.3%      1.5%      1.9%      2.6%       --        --        --        --        --






          MAINSTAY VP                        MAINSTAY VP                                       MAINSTAY VP
            GROWTH                           HIGH YIELD                                           ICAP
         ALLOCATION--                     CORPORATE BOND--                                   SELECT EQUITY--
         SERVICE CLASS                      INITIAL CLASS                                     INITIAL CLASS
      ------------------  ------------------------------------------------  ------------------------------------------------
        2007      2006      2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $4,397    $1,990    $96,063  $117,708  $134,047  $156,942  $150,241   $ 8,695   $2,942    $2,581    $3,468    $2,648
          370       190      3,670     4,543     5,729     6,804     7,248       583      207       216       301       253
       $11.87    $10.92    $ 26.18  $  25.92  $  23.44  $  23.07  $  20.73   $ 14.90   $14.13    $12.00    $11.53    $10.49
         8.7%      9.2%       1.0%     10.6%      1.6%     11.3%     34.6%      5.5%    17.8%      4.1%      9.9%     26.3%
         1.1%      1.3%       6.2%      1.8%      5.4%      6.9%      7.9%      0.7%     0.3%      0.8%      1.0%      0.9%


       $5,371    $3,103    $85,676  $ 97,906  $107,082  $116,727  $108,307   $11,298   $5,063    $4,301    $4,460    $3,649
          448       282      3,279     3,783     4,572     5,066     5,231       746      353       354       382       343
       $11.97    $11.01    $ 26.15  $  25.89  $  23.41  $  23.04  $  20.71   $ 15.10   $14.32    $12.16    $11.68    $10.63
         8.7%     10.1%       1.0%     10.6%      1.6%     11.3%     34.6%      5.5%    17.8%      4.1%      9.9%     26.3%
         1.1%      1.4%       6.3%      1.8%      5.6%      7.0%      7.8%      0.6%     0.3%      0.9%      1.0%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                     INCOME & GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................     --      $4,773    $4,996    $5,309    $4,797
Units Outstanding..................     --         348       419       461       464
Variable Accumulation Unit Value...     --      $13.72    $11.89    $11.51    $10.35
Total Return.......................     --       15.3%      3.4%     11.2%     27.0%
Investment Income Ratio............     --        0.6%      1.1%      1.7%      1.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................     --      $5,741    $5,976    $6,092    $5,379
Units Outstanding..................     --         418       502       529       520
Variable Accumulation Unit Value...     --      $13.72    $11.89    $11.51    $10.35
Total Return.......................     --       15.3%      3.4%     11.2%     27.0%
Investment Income Ratio............     --        0.6%      1.1%      1.8%      1.5%






                                                        MAINSTAY VP
                                                          MID CAP
                                                          CORE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 7,296   $ 8,277   $8,693    $5,763    $2,859
Units Outstanding..................       411       484      577       438       262
Variable Accumulation Unit Value...   $ 17.71   $ 17.08   $15.06    $13.16    $10.91
Total Return.......................      3.7%     13.5%    14.4%     20.6%     33.7%
Investment Income Ratio............      0.4%        --     0.6%      0.6%      0.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $10,457   $10,796   $9,472    $5,628    $2,806
Units Outstanding..................       590       631      628       427       257
Variable Accumulation Unit Value...   $ 17.74   $ 17.11   $15.08    $13.19    $10.93
Total Return.......................      3.7%     13.5%    14.4%     20.6%     33.7%
Investment Income Ratio............      0.4%        --     0.6%      0.6%      0.6%





                                                             MAINSTAY VP
                                         MAINSTAY VP          MODERATE
                                          MODERATE             GROWTH
                                        ALLOCATION--        ALLOCATION--
                                        SERVICE CLASS       SERVICE CLASS
                                     ------------------  ------------------
                                       2007      2006      2007      2006
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 6,858   $3,407    $ 8,696   $4,284
Units Outstanding..................       596      318        735      394
Variable Accumulation Unit Value...   $ 11.48   $10.72    $ 11.72   $10.88
Total Return.......................      7.1%     7.2%       7.7%     8.8%
Investment Income Ratio............      2.6%     1.6%       2.0%     1.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $12,194   $6,133    $12,672   $8,054
Units Outstanding..................     1,055      566      1,065      723
Variable Accumulation Unit Value...   $ 11.56   $10.79    $ 11.89   $11.04
Total Return.......................      7.1%     7.9%       7.7%    10.4%
Investment Income Ratio............      2.6%     1.8%       1.8%     1.7%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------



                         MAINSTAY VP                                       MAINSTAY VP
                        INTERNATIONAL                                       LARGE CAP
                          EQUITY--                                          GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $18,741   $19,477   $14,883   $12,832   $9,245    $4,520    $4,920    $5,043    $6,446    $ 8,487
           743       800       792       728      607       283       368       400       526        668
       $ 25.23   $ 24.36   $ 18.79   $ 17.63   $15.22    $16.00    $13.36    $12.62    $12.25    $ 12.71
          3.6%     29.6%      6.6%     15.8%    28.3%     19.8%      5.8%      3.0%     (3.6%)     26.4%
          0.7%      0.3%      1.7%      1.0%     2.0%        --      0.1%        --      0.2%       0.2%


       $23,008   $22,860   $16,553   $11,842   $8,147    $7,723    $7,192    $7,234    $9,043    $10,395
           912       937       880       671      535       478       534       568       732        811
       $ 25.24   $ 24.37   $ 18.80   $ 17.64   $15.23    $16.14    $13.47    $12.73    $12.36    $ 12.82
          3.6%     29.6%      6.6%     15.8%    28.3%     19.8%      5.8%      3.0%     (3.6%)     26.4%
          0.7%      0.3%      1.9%      1.1%     2.0%        --      0.1%        --      0.2%       0.2%






                         MAINSTAY VP                                       MAINSTAY VP
                           MID CAP                                           MID CAP
                          GROWTH--                                           VALUE--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $10,316   $11,764   $12,740   $9,433    $5,892    $11,159   $13,928   $15,360   $12,782   $7,511
           619       815       942      806       609        787       964     1,190     1,032      704
       $ 16.67   $ 14.59   $ 13.53   $11.70    $ 9.67    $ 14.19   $ 14.54   $ 12.92   $ 12.38   $10.67
         14.3%      7.8%     15.6%    21.0%     42.9%      (2.4%)    12.6%      4.3%     16.0%    27.3%
            --        --      0.1%       --        --       0.9%      0.1%      0.8%      1.0%     1.2%


       $14,323   $14,844   $14,438   $9,572    $4,925    $14,731   $17,461   $17,499   $13,348   $8,130
           844       999     1,047      803       500      1,053     1,217     1,374     1,094      773
       $ 16.98   $ 14.86   $ 13.78   $11.92    $ 9.85    $ 13.98   $ 14.33   $ 12.73   $ 12.20   $10.52
         14.3%      7.8%     15.6%    21.0%     42.9%      (2.4%)    12.6%      4.3%     16.0%    27.3%
            --        --        --       --        --       1.0%      0.1%      0.8%      1.0%     1.2%






                         MAINSTAY VP                                       MAINSTAY VP
                           S&P 500                                          SMALL CAP
                           INDEX--                                          GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $ 94,709  $112,464  $122,733  $143,383  $146,296   $3,358    $4,819    $5,324    $5,773    $5,197
         2,726     3,363     4,183     5,051     5,621      315       432       500       557       541
      $  34.75  $  33.45  $  29.36  $  28.39  $  26.03   $10.68    $11.18    $10.65    $10.37    $ 9.60
          3.9%     13.9%      3.4%      9.1%     26.5%    (4.4%)     4.9%      2.7%      8.0%     39.9%
          1.5%      0.5%      1.1%      1.5%      1.3%       --        --        --        --        --


      $132,741  $152,329  $157,412  $173,793  $171,087   $4,462    $6,155    $6,704    $6,432    $4,771
         3,820     4,553     5,363     6,123     6,574      411       541       619       610       489
      $  34.75  $  33.45  $  29.36  $  28.39  $  26.03   $10.86    $11.37    $10.83    $10.55    $ 9.77
          3.9%     13.9%      3.4%      9.1%     26.5%    (4.4%)     4.9%      2.7%      8.0%     39.9%
          1.5%      0.5%      1.1%      1.5%      1.3%       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                      TOTAL RETURN--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $65,985   $76,269   $85,369  $102,017  $113,786
Units Outstanding..................     2,532     3,104     3,755     4,717     5,524
Variable Accumulation Unit Value...   $ 26.08   $ 24.57   $ 22.74  $  21.63  $  20.60
Total Return.......................      6.1%      8.1%      5.1%      5.0%     18.1%
Investment Income Ratio............      2.1%      0.6%      1.4%      1.6%      1.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $75,472   $84,654   $97,302  $112,661  $121,853
Units Outstanding..................     2,895     3,445     4,280     5,209     5,915
Variable Accumulation Unit Value...   $ 26.08   $ 24.57   $ 22.74  $  21.63  $  20.60
Total Return.......................      6.1%      8.1%      5.1%      5.0%     18.1%
Investment Income Ratio............      2.2%      0.6%      1.4%      1.6%      1.9%






                                                        CVS CALVERT
                                                          SOCIAL
                                                         BALANCED
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,835    $2,246    $2,592    $3,204    $3,387
Units Outstanding..................       87       108       134       172       195
Variable Accumulation Unit Value...   $21.12    $20.82    $19.40    $18.60    $17.40
Total Return.......................     1.4%      7.4%      4.3%      6.9%     17.8%
Investment Income Ratio............     2.2%      2.1%      1.7%      1.6%      2.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $4,528    $5,279    $5,329    $5,584    $5,280
Units Outstanding..................      214       253       274       300       303
Variable Accumulation Unit Value...   $21.15    $20.85    $19.42    $18.62    $17.42
Total Return.......................     1.4%      7.4%      4.3%      6.9%     17.8%
Investment Income Ratio............     2.2%      2.3%      1.8%      1.7%      2.0%






                                                        FIDELITY(R)
                                                            VIP
                                                      CONTRAFUND(R)--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $54,736   $55,525   $56,939   $52,630   $47,782
Units Outstanding..................     1,758     2,074     2,341     2,497     2,584
Variable Accumulation Unit Value...   $ 31.14   $ 26.82   $ 24.33   $ 21.07   $ 18.49
Total Return.......................     16.1%     10.3%     15.4%     14.0%     26.8%
Investment Income Ratio............      0.9%      1.3%      0.3%      0.3%      0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $86,830   $85,742   $84,852   $73,367   $65,135
Units Outstanding..................     2,842     3,259     3,556     3,549     3,592
Variable Accumulation Unit Value...   $ 30.54   $ 26.31   $ 23.86   $ 20.67   $ 18.13
Total Return.......................     16.1%     10.3%     15.4%     14.0%     26.8%
Investment Income Ratio............      0.9%      1.3%      0.3%      0.3%      0.5%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                                                                              ALGER
                                                                            AMERICAN
                         MAINSTAY VP                                          SMALL
                           VALUE--                                      CAPITALIZATION--
                        INITIAL CLASS                                    CLASS O SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $36,488   $44,464   $45,425   $51,220   $52,162   $10,043   $10,671   $10,101   $ 9,890   $ 9,788
         1,436     1,765     2,116     2,500     2,796       635       781       880       990     1,127
       $ 25.43   $ 25.21   $ 21.49   $ 20.49   $ 18.65   $ 15.81   $ 13.66   $ 11.53   $  9.99   $  8.68
          0.9%     17.3%      4.9%      9.8%     25.7%     15.7%     18.5%     15.4%     15.1%     40.5%
          1.5%      0.4%      1.1%      1.1%      1.5%        --        --        --        --        --


       $47,047   $54,881   $54,597   $58,043   $56,255   $15,050   $15,455   $13,917   $12,222   $10,742
         1,847     2,172     2,533     2,825     3,007       956     1,132     1,207     1,223     1,237
       $ 25.50   $ 25.28   $ 21.55   $ 20.55   $ 18.71   $ 15.80   $ 13.66   $ 11.53   $  9.99   $  8.68
          0.9%     17.3%      4.9%      9.8%     25.7%     15.7%     18.5%     15.4%     15.1%     40.5%
          1.5%      0.4%      1.2%      1.1%      1.6%        --        --        --        --        --





                     COLUMBIA
                     SMALL CAP                                   DREYFUS IP
                    VALUE FUND,                                  TECHNOLOGY
                 VARIABLE SERIES--                                GROWTH--
                      CLASS B                                  INITIAL SHARES
      --------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------


       $1,717    $2,186    $1,127    $  140    $1,145    $1,017    $1,281    $1,707    $1,938
          138       169       102        13       108       109       141       192       216
       $12.47    $12.97    $11.01    $10.57    $10.61    $ 9.37    $ 9.10    $ 8.88    $ 8.95
        (3.8%)    17.8%      4.1%      5.7%     13.2%      3.0%      2.4%     (0.8%)    49.0%
         0.3%      0.4%        --      0.5%        --        --        --        --        --


       $2,216    $2,587    $1,630    $   23    $2,290    $2,222    $2,100    $2,470    $2,579
          178       199       148         2       223       245       238       287       297
       $12.47    $12.97    $11.01    $10.57    $10.29    $ 9.09    $ 8.83    $ 8.62    $ 8.69
        (3.8%)    17.8%      4.1%      5.7%     13.2%      3.0%      2.4%     (0.8%)    49.0%
         0.3%      0.4%        --      0.6%        --        --        --        --        --







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                       EQUITY-INCOME--                                      MID CAP--
                        INITIAL CLASS                                    SERVICE CLASS 2
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $22,752   $26,913   $25,988   $27,140   $25,421   $ 8,967   $ 8,918   $ 8,083   $4,269    $  431
         1,018     1,207     1,382     1,509     1,556       441       499       501      309        38
       $ 22.35   $ 22.30   $ 18.80   $ 17.99   $ 16.34   $ 20.35   $ 17.87   $ 16.11   $13.83    $11.24
          0.2%     18.6%      4.5%     10.1%     28.7%     13.8%     10.9%     16.5%    23.0%     12.4%
          1.7%      3.3%      1.7%      1.5%      1.9%      0.5%      0.2%        --       --        --


       $30,288   $33,816   $31,688   $30,977   $27,839   $15,309   $14,735   $11,499   $5,080    $  338
         1,365     1,526     1,698     1,735     1,716       740       811       702      361        30
       $ 22.19   $ 22.14   $ 18.66   $ 17.86   $ 16.22   $ 20.70   $ 18.18   $ 16.39   $14.07    $11.43
          0.2%     18.6%      4.5%     10.1%     28.7%     13.8%     10.9%     16.5%    23.0%     14.3%
          1.7%      3.3%      1.6%      1.5%      1.8%      0.5%      0.2%        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        JANUS ASPEN
                                                          SERIES
                                                        BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $34,086   $37,742   $42,249   $49,154   $54,194
Units Outstanding..................     1,310     1,582     1,937     2,400     2,834
Variable Accumulation Unit Value...   $ 26.03   $ 23.85   $ 21.83   $ 20.48   $ 19.12
Total Return.......................      9.1%      9.3%      6.6%      7.1%     12.6%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $61,201   $65,618   $68,627   $74,451   $77,365
Units Outstanding..................     2,342     2,742     3,136     3,625     4,035
Variable Accumulation Unit Value...   $ 26.10   $ 23.92   $ 21.89   $ 20.54   $ 19.17
Total Return.......................      9.1%      9.3%      6.6%      7.1%     12.6%
Investment Income Ratio............      2.5%      2.1%      2.3%      2.2%      2.2%







                                                          MFS(R)
                                                     RESEARCH SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,555    $1,681    $1,886    $2,001    $1,882
Units Outstanding..................      118       143       175       197       212
Variable Accumulation Unit Value...   $13.17    $11.79    $10.81    $10.16    $ 8.89
Total Return.......................    11.7%      9.0%      6.4%     14.4%     23.1%
Investment Income Ratio............     0.7%      0.5%      0.5%      1.1%      0.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $2,358    $2,439    $2,952    $2,918    $2,537
Units Outstanding..................      181       210       277       291       289
Variable Accumulation Unit Value...   $13.01    $11.64    $10.67    $10.03    $ 8.77
Total Return.......................    11.7%      9.0%      6.4%     14.4%     23.1%
Investment Income Ratio............     0.7%      0.5%      0.5%      1.1%      0.7%






                                                       T. ROWE PRICE
                                                          EQUITY
                                                          INCOME
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $15,721   $17,858   $17,014   $15,968   $12,398
Units Outstanding..................       917     1,062     1,186     1,143     1,007
Variable Accumulation Unit Value...   $ 17.16   $ 16.83   $ 14.33   $ 13.97   $ 12.32
Total Return.......................      1.9%     17.4%      2.6%     13.4%     23.9%
Investment Income Ratio............      1.7%      1.6%      1.6%      1.6%      1.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $23,936   $25,397   $22,498   $19,083   $12,581
Units Outstanding..................     1,385     1,502     1,557     1,355     1,014
Variable Accumulation Unit Value...   $ 17.29   $ 16.96   $ 14.44   $ 14.08   $ 12.41
Total Return.......................      1.9%     17.4%      2.6%     13.4%     23.9%
Investment Income Ratio............      1.7%      1.6%      1.6%      1.7%      1.8%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                         JANUS ASPEN                                         MFS(R)
                           SERIES                                           INVESTORS
                          WORLDWIDE                                           TRUST
                          GROWTH--                                          SERIES--
                    INSTITUTIONAL SHARES                                  INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $26,284   $28,916   $32,111   $40,513   $48,340   $1,101    $1,221    $1,322    $1,441    $1,479
         1,301     1,550     2,010     2,646     3,265       92       111       135       155       175
       $ 20.20   $ 18.67   $ 16.00   $ 15.31   $ 14.80   $11.95    $10.98    $ 9.84    $ 9.29    $ 8.45
          8.2%     16.7%      4.5%      3.4%     22.4%     8.8%     11.5%      5.9%      9.9%     20.6%
          0.7%      1.7%      1.3%      1.0%      1.1%     0.8%      0.5%      0.6%      0.6%      0.6%


       $40,184   $44,352   $45,417   $53,467   $58,703   $1,572    $1,838    $1,967    $1,977    $1,899
         1,986     2,371     2,835     3,485     3,957      128       163       194       207       219
       $ 20.24   $ 18.71   $ 16.03   $ 15.34   $ 14.83   $12.28    $11.28    $10.12    $ 9.55    $ 8.69
          8.2%     16.7%      4.5%      3.4%     22.4%     8.8%     11.5%      5.9%      9.9%     20.6%
          0.7%      1.7%      1.3%      1.0%      1.1%     0.8%      0.5%      0.6%      0.6%      0.7%




                                                             NEUBERGER                            ROYCE
                                                            BERMAN AMT                          MICRO-CAP
                      MFS(R)                                  MID-CAP                          PORTFOLIO--
                UTILITIES SERIES--                      GROWTH PORTFOLIO--                     INVESTMENT
                   SERVICE CLASS                              CLASS S                             CLASS
      --------------------------------------  --------------------------------------  ----------------------------
        2007      2006      2005      2004      2007      2006      2005      2004      2007      2006      2005
      ------------------------------------------------------------------------------------------------------------


       $22,592   $14,051   $ 9,538   $1,794    $1,214    $  604    $  525    $  210    $2,403    $1,778    $  312
           959       752       653      143        68        41        40        18       164       122        26
       $ 23.53   $ 18.69   $ 14.46   $12.57    $17.95    $14.88    $13.17    $11.76    $14.73    $14.35    $12.01
         25.9%     29.3%     15.1%    25.7%     20.6%     13.0%     12.0%     17.6%      2.6%     19.5%     20.1%
          0.7%      1.8%      0.4%       --        --        --        --        --      1.6%      0.3%      1.9%


       $31,995   $20,973   $13,230   $2,143    $1,241    $  853    $  576    $  248    $2,783    $2,429    $  311
         1,323     1,089       895      166        72        60        46        22       189       169        26
       $ 24.16   $ 19.19   $ 14.85   $12.90    $17.11    $14.19    $12.56    $11.22    $14.76    $14.38    $12.04
         25.9%     29.3%     15.1%    29.0%     20.6%     13.0%     12.0%     12.2%      2.6%     19.5%     20.4%
          0.8%      1.8%      0.4%       --        --        --        --        --      1.5%      0.3%      1.9%

                  ROYCE
                SMALL-CAP
               PORTFOLIO--
               INVESTMENT
                  CLASS
      ----------------------------
        2007      2006      2005
      ----------------------------

       $1,378    $1,391    $  528
          118       117        50
       $11.66    $12.07    $10.59
        (3.4%)    14.0%      5.9%
           --      0.1%        --

       $1,761    $1,709    $  684
          142       133        61
       $12.38    $12.82    $11.24
        (3.4%)    14.0%     12.4%
           --      0.1%        --





                                                                           VAN KAMPEN
                           VAN ECK                                             UIF
                          WORLDWIDE                                     EMERGING MARKETS
                            HARD                                            EQUITY--
                           ASSETS                                            CLASS I
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $18,894   $12,608   $ 7,976   $2,394    $1,288    $17,364   $12,850   $ 9,133   $5,991    $5,895
           475       455       354      159       105        551       565       547      472       564
       $ 39.72   $ 27.68   $ 22.53   $15.05    $12.30    $ 31.50   $ 22.72   $ 16.79   $12.70    $10.45
         43.5%     22.9%     49.7%    22.4%     43.2%      38.6%     35.4%     32.1%    21.5%     47.7%
          0.1%      0.1%      0.2%     0.3%      0.5%       0.4%      0.8%      0.4%     0.7%        --


       $24,113   $16,570   $10,967   $3,242    $1,550    $22,759   $17,308   $11,994   $8,335    $6,767
           597       589       483      212       124        716       756       709      651       642
       $ 40.34   $ 28.12   $ 22.88   $15.28    $12.49    $ 31.74   $ 22.90   $ 16.91   $12.80    $10.53
         43.5%     22.9%     49.7%    22.4%     43.2%      38.6%     35.4%     32.1%    21.5%     47.7%
          0.1%      0.1%      0.2%     0.3%      0.4%       0.4%      0.8%      0.4%     0.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                   VICTORY VIF
                                                   DIVERSIFIED
                                                     STOCK--
                                                     CLASS A
                                                     SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,230    $1,178    $  738    $  233
Units Outstanding..................       87        91        64        22
Variable Accumulation Unit Value...   $14.09    $12.98    $11.57    $10.78
Total Return.......................     8.5%     12.2%      7.3%      7.8%
Investment Income Ratio............     0.7%      0.3%      0.1%      1.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $1,588    $1,446    $1,236    $  267
Units Outstanding..................      110       108       104        24
Variable Accumulation Unit Value...   $14.48    $13.34    $11.89    $11.07
Total Return.......................     8.5%     12.2%      7.3%     10.7%
Investment Income Ratio............     0.6%      0.3%      0.1%      1.4%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Accounts I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- PricewaterhouseCooper LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS



SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*


SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*


SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $157,120,147      $222,936,849      $281,363,434
  Dividends due and accrued...........              --                --           954,660
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         100,312            32,548           719,578

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         556,537           765,250           898,860
     Administrative charges...........          47,811            87,077            64,118
                                          ------------      ------------      ------------
       Total net assets...............    $156,616,111      $222,117,070      $282,074,694
                                          ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $103,808,061      $198,460,658      $121,911,806
     Series II Policies...............         935,608           255,780        13,015,080
     Series III Policies..............      39,600,213        16,543,361        79,545,198
     Series IV Policies...............      12,064,610         6,849,003        42,683,639
     Series V Policies................         207,619             8,268         4,303,536
     Series VI Policies...............              --                --        20,615,435
                                          ------------      ------------      ------------
       Total net assets...............    $156,616,111      $222,117,070      $282,074,694
                                          ============      ============      ============

     Series I variable accumulation
       unit value.....................    $      17.47      $      20.37      $       1.35
                                          ============      ============      ============
     Series II variable accumulation
       unit value.....................    $      14.12      $       7.61      $       1.11
                                          ============      ============      ============
     Series III variable accumulation
       unit value.....................    $      13.81      $       6.93      $       1.10
                                          ============      ============      ============
     Series IV variable accumulation
       unit value.....................    $      12.40      $      11.69      $       1.06
                                          ============      ============      ============
     Series V variable accumulation
       unit value.....................    $      11.88      $      14.12      $       1.04
                                          ============      ============      ============
     Series VI variable accumulation
       unit value.....................    $         --      $         --      $       1.05
                                          ============      ============      ============


Identified Cost of Investment.........    $154,354,207      $207,866,546      $281,363,905
                                          ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
          COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT
          STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------


       $219,189,307      $169,452,608       $29,743,734      $110,869,394      $510,730,516       $95,403,547
                 --                --                --                --                --                --

            (37,973)          (84,677)          110,031           (25,489)         (105,323)           14,797



            754,424           595,716           111,451           396,482         1,793,838           335,691
             79,768            55,623             8,957            33,605           171,512            30,048
       ------------      ------------       -----------      ------------      ------------       -----------
       $218,317,142      $168,716,592       $29,733,357      $110,413,818      $508,659,843       $95,052,605
       ============      ============       ===========      ============      ============       ===========



       $181,426,862      $119,531,237       $18,277,850      $ 70,190,007      $382,935,842       $66,251,340
            604,449         1,182,431           212,085           578,888         2,222,912           583,210
         26,757,334        35,195,724         8,932,058        30,101,892        93,011,139        21,861,576
          9,414,598        12,384,471         2,147,117         9,359,559        30,072,444         6,279,315
            113,899           422,729           164,247           183,472           417,506            77,164
                 --                --                --                --                --                --
       ------------      ------------       -----------      ------------      ------------       -----------
       $218,317,142      $168,716,592       $29,733,357      $110,413,818      $508,659,843       $95,052,605
       ============      ============       ===========      ============      ============       ===========

       $      28.11      $      22.80       $     14.26      $      16.85      $      25.68       $     14.42
       ============      ============       ===========      ============      ============       ===========
       $       9.76      $      12.81       $     13.58      $      13.33      $      16.19       $     13.27
       ============      ============       ===========      ============      ============       ===========
       $       9.80      $      12.24       $     13.62      $      13.15      $      15.88       $     13.08
       ============      ============       ===========      ============      ============       ===========
       $      13.89      $      15.13       $     18.09      $      11.95      $      16.31       $     14.23
       ============      ============       ===========      ============      ============       ===========
       $      15.44      $      16.57       $     22.17      $      11.48      $      16.99       $     18.46
       ============      ============       ===========      ============      ============       ===========
       $         --      $         --       $        --      $         --      $         --       $        --
       ============      ============       ===========      ============      ============       ===========


       $194,119,795      $129,024,236       $20,878,791      $109,935,112      $474,104,654       $85,368,550
       ============      ============       ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                     MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                    INTERNATIONAL       LARGE CAP          MID CAP
                                      EQUITY--          GROWTH--           CORE--
                                    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                   --------------------------------------------------

ASSETS:
  Investments, at net asset
     value......................    $124,761,251       $73,259,034       $69,778,515
  Dividends due and accrued.....              --                --                --
  Net receivable from (payable
     to) New York Life Insurance
     and Annuity Corporation....         (58,800)           82,316             7,466

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges..................         445,513           254,178           247,843
     Administrative charges.....          39,444            25,541            21,150
                                    ------------       -----------       -----------
       Total net assets.........    $124,217,494       $73,061,631       $69,516,988
                                    ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies..........    $ 84,427,671       $56,461,413       $44,023,976
     Series II Policies.........       1,125,071           390,578           354,792
     Series III Policies........      29,445,167        12,304,003        18,072,018
     Series IV Policies.........       9,134,033         3,645,789         7,040,617
     Series V Policies..........          85,552           259,848            25,585
     Series VI Policies.........              --                --                --
                                    ------------       -----------       -----------
       Total net assets.........    $124,217,494       $73,061,631       $69,516,988
                                    ============       ===========       ===========

     Series I variable
       accumulation unit value..    $      25.81       $     15.61       $     17.34
                                    ============       ===========       ===========
     Series II variable
       accumulation unit value..    $      15.66       $      8.68       $     18.60
                                    ============       ===========       ===========
     Series III variable
       accumulation unit value..    $      15.68       $      7.40       $     17.85
                                    ============       ===========       ===========
     Series IV variable
       accumulation unit value..    $      18.62       $     12.48       $     17.55
                                    ============       ===========       ===========
     Series V variable
       accumulation unit value..    $      20.26       $     14.88       $     20.48
                                    ============       ===========       ===========
     Series VI variable
       accumulation unit value..    $         --       $        --       $        --
                                    ============       ===========       ===========


Identified Cost of Investment...    $101,500,344       $60,779,176       $62,135,225
                                    ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
          MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP           SMALL
         GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
      ----------------------------------------------------------------------------------------------------------------------------


        $94,441,153      $121,616,677      $437,588,797       $41,690,770      $155,254,012      $204,076,829        $78,597,780
                 --                --                --                --                --                --                 --

            (33,246)          (63,791)         (287,230)          (16,515)          (69,715)          (78,114)             2,747




            334,432           428,902         1,504,089           147,235           530,165           705,913            286,085
             29,354            35,603           156,546            12,733            57,416            66,816             28,320
        -----------      ------------      ------------       -----------      ------------      ------------        -----------
        $94,044,121      $121,088,381      $435,640,932       $41,514,287      $154,596,716      $203,225,986        $78,286,122
        ===========      ============      ============       ===========      ============      ============        ===========



        $60,357,414      $ 73,159,997      $356,726,875       $24,405,180      $133,025,672      $151,096,864        $60,435,636
            293,380           455,198           964,000           104,845           336,292           955,634            379,451
         23,870,996        34,311,735        57,127,534        10,879,802        15,244,050        39,764,159         13,722,273
          9,477,972        12,987,134        20,632,364         6,073,421         5,942,221        11,287,783          3,672,035
             44,359           174,317           190,159            51,039            48,481           121,546             76,727
                 --                --                --                --                --                --                 --
        -----------      ------------      ------------       -----------      ------------      ------------        -----------
        $94,044,121      $121,088,381      $435,640,932       $41,514,287      $154,596,716      $203,225,986        $78,286,122
        ===========      ============      ============       ===========      ============      ============        ===========

        $     15.70      $      13.95      $      27.58       $     10.65      $      21.45      $      24.74        $     15.64
        ===========      ============      ============       ===========      ============      ============        ===========
        $     19.94      $      13.76      $      10.40       $     10.86      $       9.81      $      14.37        $     10.89
        ===========      ============      ============       ===========      ============      ============        ===========
        $     15.87      $      13.97      $      10.10       $     10.51      $       9.38      $      13.70        $     10.08
        ===========      ============      ============       ===========      ============      ============        ===========
        $     17.15      $      13.60      $      13.76       $     11.45      $      12.95      $      13.05        $     20.78
        ===========      ============      ============       ===========      ============      ============        ===========
        $     24.45      $      13.50      $      16.18       $     12.57      $      14.45      $      13.92        $     24.07
        ===========      ============      ============       ===========      ============      ============        ===========
        $        --      $         --      $         --       $        --      $         --      $         --        $        --
        ===========      ============      ============       ===========      ============      ============        ===========


        $70,282,367      $109,068,456      $372,164,738       $38,512,090      $152,786,713      $171,444,685        $40,648,711
        ===========      ============      ============       ===========      ============      ============        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                              DREYFUS IP
                                           CVS CALVERT        TECHNOLOGY      FIDELITY(R) VIP
                                         SOCIAL BALANCED       GROWTH--       CONTRAFUND(R)--
                                            PORTFOLIO       INITIAL SHARES     INITIAL CLASS
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $40,298,540        $18,852,361       $404,152,104
  Dividends due and accrued...........              --                 --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (23,936)            24,482             (5,276)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         145,379             69,100          1,441,235
     Administrative charges...........          12,134              5,598            143,037
                                           -----------        -----------       ------------
       Total net assets...............     $40,117,091        $18,802,145       $402,562,556
                                           ===========        ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $21,345,129        $11,013,814       $310,381,886
     Series II Policies...............         238,777            216,770          2,179,509
     Series III Policies..............       9,243,151          5,640,440         66,441,988
     Series IV Policies...............       5,648,702          1,862,566         23,040,783
     Series V Policies................         808,901             68,555            518,390
     Series VI Policies...............       2,832,431                 --                 --
                                           -----------        -----------       ------------
       Total net assets...............     $40,117,091        $18,802,145       $402,562,556
                                           ===========        ===========       ============

     Series I variable accumulation
       unit value.....................     $     20.22        $     10.32       $      30.93
                                           ===========        ===========       ============
     Series II variable accumulation
       unit value.....................     $     10.47        $     12.51       $      16.15
                                           ===========        ===========       ============
     Series III variable accumulation
       unit value.....................     $     10.15        $     10.40       $      15.49
                                           ===========        ===========       ============
     Series IV variable accumulation
       unit value.....................     $     13.09        $     12.54       $      18.29
                                           ===========        ===========       ============
     Series V variable accumulation
       unit value.....................     $     14.02        $     16.42       $      21.40
                                           ===========        ===========       ============
     Series VI variable accumulation
       unit value.....................     $     12.87        $        --       $         --
                                           ===========        ===========       ============


Identified Cost of Investment.........     $38,616,479        $15,483,931       $367,698,413
                                           ===========        ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                             JANUS ASPEN
                           JANUS ASPEN         SERIES
      FIDELITY(R) VIP        SERIES           WORLDWIDE
          EQUITY-          BALANCED--         GROWTH--       MFS(R) INVESTORS    MFS(R) RESEARCH    MFS(R) UTILITIES
          INCOME--        INSTITUTIONAL     INSTITUTIONAL     TRUST SERIES--         SERIES--           SERIES--
       INITIAL CLASS         SHARES            SHARES          INITIAL CLASS      INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


        $195,124,245      $403,923,567      $171,300,103        $23,403,264        $26,553,605         $6,373,118
                  --                --                --                 --                 --                 --

            (132,650)         (179,939)           39,964            (13,928)            (2,444)            (7,196)



             677,361         1,411,855           586,548             82,914             95,362             25,923
              63,338           145,558            65,979              7,386              9,127              1,125
        ------------      ------------      ------------        -----------        -----------         ----------
        $194,250,896      $402,186,215      $170,687,540        $23,299,036        $26,446,672         $6,338,874
        ============      ============      ============        ===========        ===========         ==========



        $143,890,673      $322,937,479      $149,192,932        $16,463,038        $20,040,447         $2,435,248
             902,711         1,446,794           391,934            271,545            181,460             85,349
          39,193,903        58,855,496        15,136,418          5,209,493          5,125,383          3,574,363
           9,959,623        18,623,774         5,874,652          1,283,233          1,093,843            178,449
             303,986           322,672            91,604             71,727              5,539             65,465
                  --                --                --                 --                 --                 --
        ------------      ------------      ------------        -----------        -----------         ----------
        $194,250,896      $402,186,215      $170,687,540        $23,299,036        $26,446,672         $6,338,874
        ============      ============      ============        ===========        ===========         ==========

        $      21.89      $      25.99      $      19.97        $     11.99        $     13.05         $    21.76
        ============      ============      ============        ===========        ===========         ==========
        $      14.17      $      13.40      $       8.46        $     10.57        $      9.20         $    25.48
        ============      ============      ============        ===========        ===========         ==========
        $      13.92      $      12.59      $       7.76        $     10.37        $      8.79         $    20.33
        ============      ============      ============        ===========        ===========         ==========
        $      14.24      $      13.98      $      12.91        $     13.76        $     14.29         $    32.88
        ============      ============      ============        ===========        ===========         ==========
        $      14.11      $      14.27      $      16.17        $     17.21        $     17.14         $    28.99
        ============      ============      ============        ===========        ===========         ==========
        $         --      $         --      $         --        $        --        $        --         $       --
        ============      ============      ============        ===========        ===========         ==========


        $186,563,501      $315,309,335      $167,739,828        $17,208,640        $18,871,179         $4,892,662
        ============      ============      ============        ===========        ===========         ==========


         NEUBERGER
        BERMAN AMT
          MID-CAP
          GROWTH
        PORTFOLIO--
          CLASS I
      --------------


        $7,328,739
                --
              (177)

            27,550
             1,589
        ----------
        $7,299,423
        ==========

        $3,159,736
            42,627
         3,264,085
           767,540
            65,435
                --
        ----------
        $7,299,423
        ==========

        $    14.92
        ==========
        $    15.29
        ==========
        $    15.36
        ==========
        $    21.44
        ==========
        $    20.45
        ==========
        $       --
        ==========


        $4,608,661
        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                               ROYCE               ROYCE
                                             MICRO-CAP           SMALL-CAP        T. ROWE PRICE
                                            PORTFOLIO--         PORTFOLIO--       EQUITY INCOME
                                         INVESTMENT CLASS    INVESTMENT CLASS       PORTFOLIO
                                         ------------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $63,407,475         $42,879,259       $194,652,448
  Dividends due and accrued...........               --                  --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          104,990             132,907             21,289

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          230,906             155,306            697,313
     Administrative charges...........           17,081              10,844             58,629
                                            -----------         -----------       ------------
       Total net assets...............      $63,264,478         $42,846,016       $193,917,795
                                            ===========         ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $20,156,490         $13,289,314       $124,889,263
     Series II Policies...............        1,311,060           1,355,199          1,614,583
     Series III Policies..............       12,084,963           8,699,774         51,769,647
     Series IV Policies...............       19,047,988          12,084,841         15,378,423
     Series V Policies................        1,123,503             467,094            265,879
     Series VI Policies...............        9,540,474           6,949,794                 --
                                            -----------         -----------       ------------
       Total net assets...............      $63,264,478         $42,846,016       $193,917,795
                                            ===========         ===========       ============

     Series I variable accumulation
       unit value.....................      $     14.88         $     12.27       $      16.99
                                            ===========         ===========       ============
     Series II variable accumulation
       unit value.....................      $     14.97         $     11.58       $      16.13
                                            ===========         ===========       ============
     Series III variable accumulation
       unit value.....................      $     14.67         $     11.85       $      15.76
                                            ===========         ===========       ============
     Series IV variable accumulation
       unit value.....................      $     14.49         $     12.05       $      14.07
                                            ===========         ===========       ============
     Series V variable accumulation
       unit value.....................      $     14.16         $     11.40       $      14.11
                                            ===========         ===========       ============
     Series VI variable accumulation
       unit value.....................      $     14.57         $     11.88       $         --
                                            ===========         ===========       ============


Identified Cost of Investment.........      $67,563,212         $45,334,225       $168,470,263
                                            ===========         ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                          VAN KAMPEN
                         UIF EMERGING
          VAN ECK           MARKETS
         WORLDWIDE         EQUITY--
        HARD ASSETS         CLASS I
      --------------------------------


       $425,856,905      $127,316,152
                 --                --

            449,151           144,877



          1,646,449           489,204
            106,354            45,511
       ------------      ------------
       $424,553,253      $126,926,314
       ============      ============



       $144,461,016      $ 91,475,854
          8,507,219           436,089
        105,879,464        27,213,215
         89,912,149         7,540,708
          4,747,453           260,448
         71,045,952                --
       ------------      ------------
       $424,553,253      $126,926,314
       ============      ============

       $      40.93      $      31.39
       ============      ============
       $      40.36      $      22.55
       ============      ============
       $      40.82      $      26.12
       ============      ============
       $      38.67      $      34.80
       ============      ============
       $      48.17      $      44.08
       ============      ============
       $      42.57      $         --
       ============      ============


       $292,706,365      $ 78,372,625
       ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $137,967,033      $104,239,868       $51,908,289
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           7,419           379,688            15,799

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         521,965           397,667           203,728
     Administrative charges...........          33,097            23,094            11,488
                                          ------------      ------------       -----------
       Total net assets...............    $137,419,390      $104,198,795       $51,708,872
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 43,180,007      $ 17,118,807       $12,300,965
     Series II Policies...............       3,819,625         4,130,722           601,423
     Series III Policies..............      33,229,989        27,639,367        16,118,894
     Series IV Policies...............      31,072,833        31,506,466        11,934,664
     Series V Policies................       2,238,207         3,465,716           516,979
     Series VI Policies...............      23,878,729        20,337,717        10,235,947
                                          ------------      ------------       -----------
       Total net assets...............    $137,419,390      $104,198,795       $51,708,872
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $      11.51      $      10.99       $     13.83
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $      11.43      $      10.80       $     12.43
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $      11.45      $      10.90       $     13.86
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $      11.50      $      10.97       $     13.79
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $      11.41      $      10.70       $     13.37
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $      11.41      $      10.81       $     13.61
                                          ============      ============       ===========


Identified Cost of Investment.........    $137,232,999      $101,458,542       $41,446,974
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                            MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP        MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--     GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $62,489,494      $117,425,551      $122,869,674       $40,121,932       $204,660,277       $68,615,932       $84,559,485
                 --                --                --                --          1,036,645                --                --

             34,146           244,783           292,841           171,458            278,703           222,236           221,353



            233,441           407,106           460,781           153,301            791,580           256,612           294,491
             14,255            23,107            26,205             8,747             45,288            15,403            21,951
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $62,275,944      $117,240,121      $122,675,529       $40,131,342       $205,138,757       $68,566,153       $84,464,396
        ===========      ============      ============       ===========       ============       ===========       ===========



        $11,643,827      $ 33,967,758      $ 20,596,014       $ 8,013,971       $ 50,518,762       $12,746,782       $31,812,427
          1,029,286         9,872,541         3,777,922         1,216,421         14,727,965         2,056,357         1,602,398
         15,905,085        25,713,354        33,759,408        10,746,268         51,295,782        18,224,453        16,106,112
         21,136,563        21,457,790        37,117,272        10,779,021         52,121,709        19,355,333        19,361,928
            560,302         2,744,975         2,407,494           630,162          3,332,955         2,732,900           999,193
         12,000,881        23,483,703        25,017,419         8,745,499         33,141,584        13,450,328        14,582,338
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $62,275,944      $117,240,121      $122,675,529       $40,131,342       $205,138,757       $68,566,153       $84,464,396
        ===========      ============      ============       ===========       ============       ===========       ===========

        $     15.61      $      11.28      $      14.77       $     19.79       $      10.62       $     10.71       $     12.03
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     12.45      $      11.21      $      12.94       $     16.27       $      10.63       $     10.78       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.39      $      11.23      $      14.70       $     19.36       $      10.56       $     10.57       $     11.76
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.57      $      11.19      $      14.66       $     19.73       $      10.60       $     10.70       $     12.02
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.22      $      11.15      $      14.39       $     19.07       $      10.69       $     10.51       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.36      $      11.10      $      14.37       $     19.74       $      10.58       $     10.54       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========


        $57,586,414      $116,083,487      $103,769,215       $30,536,498       $212,357,407       $67,398,085       $81,499,334
        ===========      ============      ============       ===========       ============       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                            MAINSTAY VP
                                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                             CORPORATE        ICAP SELECT      INTERNATIONAL
                                              BOND--           EQUITY--          EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $469,337,063      $105,408,871      $202,077,814
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          112,326           237,278           278,824

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................        1,800,803           387,018           767,588
     Administrative charges...........          100,279            21,696            44,209
                                           ------------      ------------      ------------
       Total net assets...............     $467,548,307      $105,237,435      $201,544,841
                                           ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 76,442,010      $ 18,508,990      $ 34,716,196
     Series II Policies...............       13,751,728         4,483,408         5,359,418
     Series III Policies..............      135,740,590        25,972,915        50,876,132
     Series IV Policies...............      138,150,251        30,523,089        62,626,604
     Series V Policies................       11,503,782         2,136,149         4,099,936
     Series VI Policies...............       91,959,946        23,612,884        43,866,555
                                           ------------      ------------      ------------
       Total net assets...............     $467,548,307      $105,237,435      $201,544,841
                                           ============      ============      ============

     Series I variable accumulation
       unit value.....................     $      14.20      $      15.87      $      19.19
                                           ============      ============      ============
     Series II variable accumulation
       unit value.....................     $      11.38      $      12.94      $      14.38
                                           ============      ============      ============
     Series III variable accumulation
       unit value.....................     $      14.01      $      15.70      $      18.73
                                           ============      ============      ============
     Series IV variable accumulation
       unit value.....................     $      14.25      $      15.80      $      18.93
                                           ============      ============      ============
     Series V variable accumulation
       unit value.....................     $      13.90      $      15.43      $      18.11
                                           ============      ============      ============
     Series VI variable accumulation
       unit value.....................     $      13.98      $      15.60      $      18.34
                                           ============      ============      ============


Identified Cost of Investment.........     $468,734,964      $101,714,744      $179,521,175
                                           ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------


        $50,074,872      $116,452,918      $150,538,547      $154,507,628      $184,377,129      $199,889,747
                 --                --                --                --                --                --

            209,674           110,520           (21,119)           24,002           246,879           410,656



            185,142           443,032           571,638           576,180           646,666           703,092
             10,247            25,353            32,980            33,876            42,454            47,237
        -----------      ------------      ------------      ------------      ------------      ------------
        $50,089,157      $116,095,053      $149,912,810      $153,921,574      $183,934,888      $199,550,074
        ===========      ============      ============      ============      ============      ============




        $ 8,088,979      $ 22,216,994      $ 30,017,525      $ 27,197,257      $ 54,540,023      $ 66,814,796
          1,145,793         2,508,523         1,921,751         2,489,347         8,562,633         7,033,701
         12,887,814        29,030,432        39,208,405        42,800,620        40,679,927        43,548,344
         15,201,100        33,257,235        42,594,267        49,928,677        44,834,939        42,214,633
            998,812         2,167,755         1,636,582         2,019,569         4,095,646         3,058,660
         11,766,659        26,914,114        34,534,280        29,486,104        31,221,720        36,879,940
        -----------      ------------      ------------      ------------      ------------      ------------
        $50,089,157      $116,095,053      $149,912,810      $153,921,574      $183,934,888      $199,550,074
        ===========      ============      ============      ============      ============      ============

        $     13.79      $      18.88      $      20.52      $      15.20      $      11.59      $      11.87
        ===========      ============      ============      ============      ============      ============
        $     14.21      $      13.51      $      14.37      $      11.62      $      11.41      $      11.63
        ===========      ============      ============      ============      ============      ============
        $     13.65      $      18.60      $      19.93      $      15.24      $      11.41      $      11.66
        ===========      ============      ============      ============      ============      ============
        $     13.75      $      18.73      $      20.07      $      15.17      $      11.50      $      11.80
        ===========      ============      ============      ============      ============      ============
        $     13.13      $      18.51      $      19.38      $      14.83      $      11.40      $      11.44
        ===========      ============      ============      ============      ============      ============
        $     13.55      $      18.37      $      20.20      $      14.96      $      11.38      $      11.63
        ===========      ============      ============      ============      ============      ============


        $41,157,458      $113,122,210      $123,840,059      $156,112,443      $178,169,009      $192,614,840
        ===========      ============      ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP        MAINSTAY VP
                                             INDEX--          GROWTH--       TOTAL RETURN--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $233,909,827       $65,552,675       $47,646,134
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (39,274)           19,966             8,963

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         883,951           244,008           183,346
     Administrative charges...........          54,453            15,632            10,073
                                          ------------       -----------       -----------
       Total net assets...............    $232,932,149       $65,313,001       $47,461,678
                                          ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 49,748,914       $14,893,125       $ 9,999,727
     Series II Policies...............       3,402,303           611,695           409,409
     Series III Policies..............      65,495,732        17,582,455        16,167,385
     Series IV Policies...............      67,132,216        20,001,449        11,398,115
     Series V Policies................       4,530,034           639,358           685,793
     Series VI Policies...............      42,622,950        11,584,919         8,801,249
                                          ------------       -----------       -----------
       Total net assets...............    $232,932,149       $65,313,001       $47,461,678
                                          ============       ===========       ===========

     Series I variable accumulation
       unit value.....................    $      14.82       $     13.43       $     13.39
                                          ============       ===========       ===========
     Series II variable accumulation
       unit value.....................    $      12.36       $     10.45       $     12.00
                                          ============       ===========       ===========
     Series III variable accumulation
       unit value.....................    $      14.62       $     13.41       $     13.26
                                          ============       ===========       ===========
     Series IV variable accumulation
       unit value.....................    $      14.78       $     13.15       $     13.52
                                          ============       ===========       ===========
     Series V variable accumulation
       unit value.....................    $      14.53       $     12.62       $     12.96
                                          ============       ===========       ===========
     Series VI variable accumulation
       unit value.....................    $      14.58       $     13.21       $     12.99
                                          ============       ===========       ===========


Identified Cost of Investment.........    $191,944,933       $66,277,086       $44,255,621
                                          ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                            COLUMBIA SMALL
                         ALGER AMERICAN        CAP VALUE        DREYFUS IP                         FIDELITY(R) VIP
        MAINSTAY VP           SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP        EQUITY-
          VALUE--       CAPITALIZATION--       SERIES--          GROWTH--       CONTRAFUND(R)--        INCOME--
       SERVICE CLASS     CLASS S SHARES         CLASS B       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------


       $104,615,586        $64,303,803        $49,925,294       $29,643,653       $347,368,734       $178,078,444
                 --                 --                 --                --                 --                 --

             23,821              5,298             41,838            34,170            710,028            236,776



            397,354            255,711            188,120           111,211          1,333,507            665,022
             21,920             16,050             12,887             7,706             84,941             39,327
       ------------        -----------        -----------       -----------       ------------       ------------
       $104,220,133        $64,037,340        $49,766,125       $29,558,906       $346,660,314       $177,610,871
       ============        ===========        ===========       ===========       ============       ============



       $ 19,776,546        $12,943,645        $15,904,751       $ 7,240,622       $ 63,638,962       $ 33,726,024
          2,203,339            848,048          1,941,958           640,226          7,894,359          5,346,962
         29,553,537         16,110,137          9,780,728         7,547,971         78,566,161         45,913,170
         29,242,789         21,172,466         13,313,695         9,538,587        118,355,027         51,193,278
          1,233,757            538,324            781,812           263,803          8,135,315          4,704,980
         22,210,165         12,424,720          8,043,181         4,327,697         70,070,490         36,726,457
       ------------        -----------        -----------       -----------       ------------       ------------
       $104,220,133        $64,037,340        $49,766,125       $29,558,906       $346,660,314       $177,610,871
       ============        ===========        ===========       ===========       ============       ============

       $      15.52        $     21.83        $     12.48       $     13.74       $      19.41       $      15.54
       ============        ===========        ===========       ===========       ============       ============
       $      12.48        $     16.22        $     12.01       $     12.70       $      14.93       $      12.43
       ============        ===========        ===========       ===========       ============       ============
       $      15.31        $     21.63        $     12.35       $     13.52       $      19.08       $      15.22
       ============        ===========        ===========       ===========       ============       ============
       $      15.72        $     21.69        $     12.38       $     13.61       $      19.58       $      15.45
       ============        ===========        ===========       ===========       ============       ============
       $      15.16        $     21.09        $     12.21       $     13.35       $      18.71       $      15.29
       ============        ===========        ===========       ===========       ============       ============
       $      15.28        $     21.50        $     12.27       $     13.42       $      18.81       $      15.22
       ============        ===========        ===========       ===========       ============       ============


       $ 98,955,668        $46,034,104        $53,793,991       $24,470,684       $361,575,019       $186,411,688
       ============        ===========        ===========       ===========       ============       ============


      FIDELITY(R) VIP
         MID CAP--
      SERVICE CLASS 2
      ---------------


        $219,499,847
                  --
            (179,120)

             814,150
              56,155
        ------------
        $218,450,422
        ============

        $ 72,917,467
           3,433,450
          49,973,301
          54,914,047
           2,553,739
          34,658,418
        ------------
        $218,450,422
        ============

        $      20.32
        ============
        $      18.22
        ============
        $      20.09
        ============
        $      20.54
        ============
        $      19.07
        ============
        $      20.32
        ============


        $193,606,346
        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                             SERIES           WORLDWIDE      MFS(R) INVESTORS
                                           BALANCED--         GROWTH--        TRUST SERIES--
                                         SERVICE SHARES    SERVICE SHARES      SERVICE CLASS
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $119,236,090       $38,132,733        $8,042,392
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         125,135          (164,420)           14,351

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         449,583           142,825            29,906
     Administrative charges...........          28,311             8,945             1,894
                                          ------------       -----------        ----------
       Total net assets...............    $118,883,331       $37,816,543        $8,024,943
                                          ============       ===========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 22,048,547       $ 8,450,144        $1,575,816
     Series II Policies...............       2,486,468           871,257            93,897
     Series III Policies..............      32,201,589        10,031,082         2,158,569
     Series IV Policies...............      37,641,564        11,312,804         2,582,743
     Series V Policies................       3,807,347           479,926           155,981
     Series VI Policies...............      20,697,816         6,671,330         1,457,937
                                          ------------       -----------        ----------
       Total net assets...............    $118,883,331       $37,816,543        $8,024,943
                                          ============       ===========        ==========

     Series I variable accumulation
       unit value.....................    $      14.12       $     15.51        $    15.14
                                          ============       ===========        ==========
     Series II variable accumulation
       unit value.....................    $      12.80       $     13.04        $    12.89
                                          ============       ===========        ==========
     Series III variable accumulation
       unit value.....................    $      14.07       $     15.28        $    15.12
                                          ============       ===========        ==========
     Series IV variable accumulation
       unit value.....................    $      14.09       $     15.37        $    15.26
                                          ============       ===========        ==========
     Series V variable accumulation
       unit value.....................    $      13.84       $     14.95        $    14.95
                                          ============       ===========        ==========
     Series VI variable accumulation
       unit value.....................    $      13.91       $     14.91        $    14.95
                                          ============       ===========        ==========


Identified Cost of Investment.........    $ 99,783,150       $30,820,009        $6,641,582
                                          ============       ===========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                NEUBERGER
                                               BERMAN AMT                          VAN KAMPEN
                                                 MID-CAP                          UIF EMERGING       VICTORY VIF
      MFS(R) RESEARCH    MFS(R) UTILITIES        GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
          SERIES--           SERIES--          PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
       SERVICE CLASS       SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
      -----------------------------------------------------------------------------------------------------------


        $10,635,154        $534,669,397        $35,093,803      $218,880,926      $152,496,644       $25,631,809
                 --                  --                 --                --                --                --

             12,665           1,143,046            132,169            70,013           379,191            28,085



             39,854           2,008,483            129,115           835,506           616,726            94,135
              2,430             125,631              8,086            51,118            36,190             6,956
        -----------        ------------        -----------      ------------      ------------       -----------
        $10,605,535        $533,678,329        $35,088,771      $218,064,315      $152,222,919       $25,558,803
        ===========        ============        ===========      ============      ============       ===========



        $ 2,304,785        $170,943,082        $ 9,825,590      $ 34,245,141      $ 28,552,440       $ 7,960,002
            168,018          15,026,252            777,210         4,606,977         3,757,522           742,889
          2,844,261         124,909,343          8,100,082        47,651,484        37,273,565         4,571,364
          2,930,719         110,284,250          8,821,348        75,254,887        46,862,879         7,803,338
            135,206           8,805,515            548,001         7,211,613         1,635,470           616,850
          2,222,546         103,709,887          7,016,540        49,094,213        34,141,043         3,864,360
        -----------        ------------        -----------      ------------      ------------       -----------
        $10,605,535        $533,678,329        $35,088,771      $218,064,315      $152,222,919       $25,558,803
        ===========        ============        ===========      ============      ============       ===========

        $     16.13        $      25.89        $     18.99      $      15.39      $      41.09       $     14.59
        ===========        ============        ===========      ============      ============       ===========
        $     12.99        $      23.13        $     16.17      $      12.50      $      26.25       $     12.93
        ===========        ============        ===========      ============      ============       ===========
        $     15.88        $      27.07        $     18.96      $      15.21      $      39.25       $     14.35
        ===========        ============        ===========      ============      ============       ===========
        $     15.70        $      27.34        $     19.67      $      15.39      $      40.83       $     14.18
        ===========        ============        ===========      ============      ============       ===========
        $     15.88        $      27.01        $     19.02      $      15.02      $      31.08       $     13.95
        ===========        ============        ===========      ============      ============       ===========
        $     16.06        $      26.86        $     19.11      $      15.12      $      39.16       $     14.27
        ===========        ============        ===========      ============      ============       ===========


        $ 8,522,030        $407,530,168        $29,933,070      $208,424,938      $111,221,577       $23,633,428
        ===========        ============        ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  5,695,005    $    312,780    $   9,988,320
  Mortality and expense risk charges....     (2,152,931)     (3,066,640)      (2,960,072)
  Administrative charges................       (187,226)       (349,471)        (215,086)
                                           ------------    ------------    -------------
       Net investment income (loss).....      3,354,848      (3,103,331)       6,813,162
                                           ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     31,534,542      61,086,768      150,100,606
  Cost of investments sold..............    (30,576,662)    (80,872,521)    (150,101,959)
                                           ------------    ------------    -------------
       Net realized gain (loss) on
          investments...................        957,880     (19,785,753)          (1,353)
  Realized gain distribution received...             --              --               --
  Change in unrealized appreciation
     (depreciation) on investments......      3,446,949      48,630,395            2,420
                                           ------------    ------------    -------------
       Net gain (loss) on investments...      4,404,829      28,844,642            1,067
                                           ------------    ------------    -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  7,759,677    $ 25,741,311    $   6,814,229
                                           ============    ============    =============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP
                                             EQUITY--        GROWTH--         CORE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    872,498    $     13,684    $    289,759
  Mortality and expense risk charges....     (1,815,631)       (912,704)     (1,039,199)
  Administrative charges................       (161,025)        (92,391)        (88,370)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (1,104,158)       (991,411)       (837,810)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     29,322,219      16,040,052      14,964,406
  Cost of investments sold..............    (16,495,204)    (18,159,647)     (8,161,144)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     12,827,015      (2,119,595)      6,803,262
  Realized gain distribution received...      8,094,435              --       7,039,249
  Change in unrealized appreciation
     (depreciation) on investments......    (15,178,784)     15,628,016     (10,093,508)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...      5,742,666      13,508,421       3,749,003
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  4,638,508    $ 12,517,010    $  2,911,193
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP
          COMMON        MAINSTAY VP     DEVELOPING      MAINSTAY VP      CORPORATE      ICAP SELECT      INCOME &
          STOCK--      CONVERTIBLE--     GROWTH--      GOVERNMENT--       BOND--         EQUITY--        GROWTH--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


       $  2,842,243    $  3,773,363     $        --    $  5,369,388    $  35,538,957   $    442,886    $  1,056,385
         (3,143,731)     (2,278,657)       (354,000)     (1,552,204)      (7,527,069)      (982,173)       (402,392)
           (332,112)       (215,161)        (29,207)       (132,874)        (724,237)       (86,420)        (38,057)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
           (633,600)      1,279,545        (383,207)      3,684,310       27,287,651       (625,707)        615,936
       ------------    ------------     -----------    ------------    -------------   ------------    ------------


         56,828,429      35,335,042       7,391,391      29,490,450      141,693,344     15,533,868      51,401,090
        (58,962,048)    (27,285,173)     (4,199,599)    (29,943,361)    (111,501,707)   (10,161,039)    (48,020,025)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
         (2,133,619)      8,049,869       3,191,792        (452,911)      30,191,637      5,372,829       3,381,065
         16,922,385       4,225,743       1,196,586              --               --      2,926,236       6,905,687

         (4,318,295)      7,961,017       3,618,652       2,461,372      (51,755,745)    (4,212,188)    (11,319,906)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
         10,470,471      20,236,629       8,007,030       2,008,461      (21,564,108)     4,086,877      (1,033,154)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------

       $  9,836,871    $ 21,516,174     $ 7,623,823    $  5,692,771    $   5,723,543   $  3,461,170    $   (417,218)
       ============    ============     ===========    ============    =============   ============    ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                    ALGER AMERICAN
          MID CAP         MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP         SMALL
         GROWTH--         VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--     CAPITALIZATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES
      ----------------------------------------------------------------------------------------------------------------


       $         --    $  1,355,950    $   7,330,194    $        --    $  3,582,085    $  3,485,838     $         --
         (1,314,000)     (1,938,556)      (6,330,145)      (666,504)     (2,163,589)     (3,031,845)      (1,109,444)
           (115,956)       (159,356)        (653,866)       (57,643)       (234,355)       (288,103)        (109,886)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         (1,429,956)       (741,962)         346,183       (724,147)      1,184,141         165,890       (1,219,330)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------


         22,300,796      31,138,754      116,871,969     13,929,837      38,579,848      48,181,843       24,113,735
        (11,661,680)    (20,008,209)    (102,648,517)    (9,103,209)    (41,506,856)    (35,654,568)     (12,475,743)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         10,639,116      11,130,545       14,223,452      4,826,628      (2,927,008)     12,527,275       11,637,992
          6,507,338      11,020,661               --      3,283,659      10,849,255      18,041,384               --

         (2,712,535)    (23,672,539)       5,483,605     (9,218,529)      1,156,236     (27,751,851)       2,050,624
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         14,433,919      (1,521,333)      19,707,057     (1,108,242)      9,078,483       2,816,808       13,688,616
       ------------    ------------    -------------    -----------    ------------    ------------     ------------

       $ 13,003,963    $ (2,263,295)   $  20,053,240    $(1,832,389)   $ 10,262,624    $  2,982,698     $ 12,469,286
       ============    ============    =============    ===========    ============    ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007






                                            CVS CALVERT     DREYFUS IP
                                              SOCIAL        TECHNOLOGY     FIDELITY(R) VIP
                                             BALANCED        GROWTH--      CONTRAFUND(R)--
                                             PORTFOLIO    INITIAL SHARES    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   991,876     $        --     $  3,659,778
  Mortality and expense risk charges....       (592,347)       (256,247)      (5,355,904)
  Administrative charges................        (49,525)        (21,060)        (535,006)
                                            -----------     -----------     ------------
       Net investment income (loss).....        350,004        (277,307)      (2,231,132)
                                            -----------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      8,953,880       5,433,058       86,075,562
  Cost of investments sold..............     (8,031,985)     (4,611,711)     (64,577,695)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................        921,895         821,347       21,497,867
  Realized gain distribution received...      2,269,857              --       97,874,832
  Change in unrealized appreciation
     (depreciation) on investments......     (2,949,843)      1,747,372      (56,246,641)
                                            -----------     -----------     ------------
       Net gain (loss) on investments ..        241,909       2,568,719       63,126,058
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   591,913     $ 2,291,412     $ 60,894,926
                                            ===========     ===========     ============








                                               ROYCE
                                             MICRO-CAP          ROYCE
                                            PORTFOLIO--       SMALL-CAP      T. ROWE PRICE
                                            INVESTMENT       PORTFOLIO--     EQUITY INCOME
                                               CLASS      INVESTMENT CLASS     PORTFOLIO
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   931,183      $    22,408     $  3,671,882
  Mortality and expense risk charges....       (826,259)        (577,355)      (2,935,875)
  Administrative charges................        (59,693)         (40,441)        (246,690)
                                            -----------      -----------     ------------
       Net investment income (loss).....         45,231         (595,388)         489,317
                                            -----------      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,678,799        5,626,875       46,947,807
  Cost of investments sold..............     (8,655,259)      (4,932,606)     (33,477,897)
                                            -----------      -----------     ------------
       Net realized gain (loss) on
          investments...................      1,023,540          694,269       13,469,910
  Realized gain distribution received...      5,306,113        1,949,472       12,037,356
  Change in unrealized appreciation
     (depreciation) on investments......     (5,617,112)      (4,132,349)     (21,001,658)
                                            -----------      -----------     ------------
       Net gain (loss) on investments ..        712,541       (1,488,608)       4,505,608
                                            -----------      -----------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   757,772      $(2,083,996)    $  4,994,925
                                            ===========      ===========     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                          JANUS ASPEN                                                            NEUBERGER
                          JANUS ASPEN       SERIES                                                              BERMAN AMT
       FIDELITY(R) VIP      SERIES         WORLDWIDE                                                              MID-CAP
           EQUITY-        BALANCED--       GROWTH--     MFS(R) INVESTORS   MFS(R) RESEARCH  MFS(R) UTILITIES      GROWTH
          INCOME--       INSTITUTIONAL   INSTITUTIONAL   TRUST SERIES--       SERIES--          SERIES--        PORTFOLIO--
        INITIAL CLASS       SHARES          SHARES        INITIAL CLASS     INITIAL CLASS     INITIAL CLASS       CLASS I
      ----------------------------------------------------------------------------------------------------------------------


        $  3,721,601     $ 10,683,117    $  1,384,574      $   215,060       $   214,752       $    58,482      $       --
          (2,922,757)      (5,618,481)     (2,410,164)        (331,410)         (389,136)          (90,074)       (104,696)
            (275,791)        (582,002)       (272,035)         (29,970)          (37,595)           (3,986)         (6,141)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
             523,053        4,482,634      (1,297,625)        (146,320)         (211,979)          (35,578)       (110,837)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------


          48,385,480      107,917,921      45,592,482        6,748,245        10,075,268         2,060,261       1,678,645
         (41,395,349)     (92,113,498)    (58,744,965)      (5,455,890)       (8,243,805)       (1,237,615)       (953,316)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
           6,990,131       15,804,423     (13,152,483)       1,292,355         1,831,463           822,646         725,329
          16,407,638               --              --          218,127                --           423,905              --

         (22,341,685)      17,604,452      30,235,137          785,622         1,742,753           188,850         778,608
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
           1,056,084       33,408,875      17,082,654        2,296,104         3,574,216         1,435,401       1,503,937
        ------------     ------------    ------------      -----------       -----------       -----------      ----------

        $  1,579,137     $ 37,891,509    $ 15,785,029      $ 2,149,784       $ 3,362,237       $ 1,399,823      $1,393,100
        ============     ============    ============      ===========       ===========       ===========      ==========







                        VAN KAMPEN
                       UIF EMERGING
          VAN ECK         MARKETS
         WORLDWIDE       EQUITY--
        HARD ASSETS       CLASS I
      ------------------------------


       $    371,973    $    498,814
         (4,924,285)     (1,493,235)
           (315,487)       (139,796)
       ------------    ------------
         (4,867,799)     (1,134,217)
       ------------    ------------


         50,882,933      34,336,547
        (25,693,833)    (13,490,843)
       ------------    ------------
         25,189,100      20,845,704
         36,287,961      12,725,817

         66,381,268       4,001,788
       ------------    ------------
        127,858,329      37,573,309
       ------------    ------------

       $122,990,530    $ 36,439,092
       ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,769,502    $  3,534,140     $        --
  Mortality and expense risk charges....     (1,963,365)     (1,351,677)       (786,181)
  Administrative charges................       (124,240)        (79,679)        (42,931)
                                           ------------    ------------     -----------
       Net investment income (loss).....        681,897       2,102,784        (829,112)
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     21,882,458      11,342,979      10,446,079
  Cost of investments sold..............    (19,663,057)    (11,285,499)     (8,179,479)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................      2,219,401          57,480       2,266,600
  Realized gain distribution received...      4,998,801              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     (6,830,873)      2,273,517       3,852,545
                                           ------------    ------------     -----------
       Net gain (loss) on investments...        387,329       2,330,997       6,119,145
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  1,069,226    $  4,433,781     $ 5,290,033
                                           ============    ============     ===========







                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT      INCOME &
                                              BOND--         EQUITY--        GROWTH--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $ 30,727,910     $   395,089    $    807,775
  Mortality and expense risk charges....     (6,775,492)     (1,000,529)       (337,001)
  Administrative charges................       (375,382)        (56,478)        (17,793)
                                           ------------     -----------    ------------
       Net investment income (loss).....     23,577,036        (661,918)        452,981
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     36,350,206       6,671,994      38,080,698
  Cost of investments sold..............    (33,547,147)     (4,811,395)    (39,433,307)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................      2,803,059       1,860,599      (1,352,609)
  Realized gain distribution received...             --       2,986,540       5,630,271
  Change in unrealized appreciation
     (depreciation)
     on investments.....................    (24,971,643)     (2,494,700)     (5,449,890)
                                           ------------     -----------    ------------
       Net gain (loss) on investments...    (22,168,584)      2,352,439      (1,172,228)
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  1,408,452     $ 1,690,521    $   (719,247)
                                           ============     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $   670,494    $  2,867,624     $ 2,396,070     $        --    $ 12,690,900     $ 3,042,481     $   773,234
           (866,875)     (1,141,770)     (1,605,699)       (445,636)     (2,913,889)       (888,932)       (902,003)
            (51,983)        (67,471)        (91,879)        (25,725)       (170,390)        (53,607)        (69,304)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
           (248,364)      1,658,383         698,492        (471,361)      9,606,621       2,099,942        (198,073)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------


          5,893,596      11,383,004       9,115,245       4,927,433      76,046,424       7,954,340       7,690,951
         (4,368,691)    (10,284,400)     (7,265,095)     (3,235,070)    (77,574,411)     (7,910,489)     (6,668,238)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
          1,524,905       1,098,604       1,850,150       1,692,363      (1,527,987)         43,851       1,022,713
          4,614,771       1,728,450       2,927,352       1,538,429              --              --       3,035,682

         (4,200,609)       (487,565)      7,428,248       5,694,295      (7,187,025)        847,402         482,824
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
          1,939,067       2,339,489      12,205,750       8,925,087      (8,715,012)        891,253       4,541,219
        -----------    ------------     -----------     -----------    ------------     -----------     -----------

        $ 1,690,703    $  3,997,872     $12,904,242     $ 8,453,726    $    891,609     $ 2,991,195     $ 4,343,146
        ===========    ============     ===========     ===========    ============     ===========     ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $  1,106,838     $        --    $    272,041    $         --    $  1,351,346    $  3,635,728     $ 3,156,977
         (2,832,089)       (566,567)     (1,692,404)     (2,103,002)     (2,415,225)     (1,986,781)     (2,216,416)
           (158,372)        (31,445)        (95,047)       (121,507)       (138,119)       (131,540)       (147,372)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
         (1,883,623)       (598,012)     (1,515,410)     (2,224,509)     (1,201,998)      1,517,407         793,189
       ------------     -----------    ------------    ------------    ------------    ------------     -----------


         19,107,852       5,209,811      14,410,448      16,576,102      17,288,706      14,259,020      11,090,475
        (12,408,480)     (4,318,733)    (10,547,516)    (10,586,512)    (13,054,348)    (12,714,494)     (9,698,301)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          6,699,372         891,078       3,862,932       5,989,590       4,234,358       1,544,526       1,392,174
         12,652,070              --      11,405,849      10,141,291      13,664,107       3,721,777       5,980,435

        (12,872,632)      6,334,725     (11,167,817)      3,383,701     (21,653,089)      1,445,952       1,480,004
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          6,478,810       7,225,803       4,100,964      19,514,582      (3,754,624)      6,712,255       8,852,613
       ------------     -----------    ------------    ------------    ------------    ------------     -----------

       $  4,595,187     $ 6,627,791    $  2,585,554    $ 17,290,073    $ (4,956,622)   $  8,229,662     $ 9,645,802
       ============     ===========    ============    ============    ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007





                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  3,360,212     $        --     $   974,110
  Mortality and expense risk charges....     (3,435,703)     (1,021,388)       (709,857)
  Administrative charges................       (207,289)        (64,818)        (38,006)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (282,780)     (1,086,206)        226,247
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     24,503,449       9,719,839       7,044,938
  Cost of investments sold..............    (17,847,310)     (8,258,798)     (5,825,033)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................      6,656,139       1,461,041       1,219,905
  Realized gain distribution received...             --       5,066,617       3,274,857
  Change in unrealized appreciation
     (depreciation) on investments......      1,322,101      (8,767,104)     (2,065,516)
                                           ------------     -----------     -----------
       Net gain (loss) on investments...      7,978,240      (2,239,446)      2,429,246
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  7,695,460     $(3,325,652)    $ 2,655,493
                                           ============     ===========     ===========







                                                            JANUS ASPEN
                                            JANUS ASPEN       SERIES          MFS(R)
                                              SERIES         WORLDWIDE       INVESTORS
                                            BALANCED--       GROWTH--     TRUST SERIES--
                                          SERVICE SHARES  SERVICE SHARES   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 2,581,890     $   208,837      $  42,105
  Mortality and expense risk charges....     (1,610,200)       (519,734)      (108,183)
  Administrative charges................       (100,421)        (33,237)        (6,870)
                                            -----------     -----------      ---------
       Net investment income (loss).....        871,269        (344,134)       (72,948)
                                            -----------     -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,791,800       4,546,267        805,058
  Cost of investments sold..............     (7,622,709)     (3,340,813)      (619,871)
                                            -----------     -----------      ---------
       Net realized gain (loss) on
          investments...................      2,169,091       1,205,454        185,187
  Realized gain distribution received...             --              --         61,124
  Change in unrealized appreciation
     (depreciation) on investments......      5,959,978       1,495,676        412,305
                                            -----------     -----------      ---------
       Net gain (loss) on investments...      8,129,069       2,701,130        658,616
                                            -----------     -----------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 9,000,338     $ 2,356,996      $ 585,668
                                            ===========     ===========      =========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                                                        FIDELITY(R)     FIDELITY(R)
                      ALGER AMERICAN  COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
                           SMALL         CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP
        MAINSTAY VP     CAPITALIZA-   FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--
          VALUE--         TION--         SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
       SERVICE CLASS  CLASS S SHARES      CLASS B     SERVICE SHARES         2               2               2
      --------------------------------------------------------------------------------------------------------------


       $  1,563,323     $        --    $    141,998     $        --    $  2,450,870    $  2,981,319    $  1,038,209
         (1,587,873)       (926,082)       (768,270)       (389,598)     (4,479,995)     (2,580,143)     (2,997,941)
            (85,653)        (57,669)        (50,813)        (27,033)       (281,979)       (151,671)       (206,220)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
           (110,203)       (983,751)       (677,085)       (416,631)     (2,311,104)        249,505      (2,165,952)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------


         12,072,579       9,009,637      12,098,631       4,424,100      17,655,832      13,362,936      29,823,446
         (8,862,217)     (5,289,922)    (10,320,128)     (3,856,912)    (11,894,179)    (11,195,973)    (22,582,694)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
          3,210,362       3,719,715       1,778,503         567,188       5,761,653       2,166,963       7,240,752
          9,080,567              --       5,731,242              --      83,709,146      15,039,457      18,545,789

        (12,013,541)      6,084,778      (8,986,242)      3,037,210     (43,118,863)    (18,940,056)      2,566,118
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
            277,388       9,804,493      (1,476,497)      3,604,398      46,351,936      (1,733,636)     28,352,659
       ------------     -----------    ------------     -----------    ------------    ------------    ------------

       $    167,185     $ 8,820,742    $ (2,153,582)    $ 3,187,767    $ 44,040,832    $ (1,484,131)   $ 26,186,707
       ============     ===========    ============     ===========    ============    ============    ============







                                         NEUBERGER
                                        BERMAN AMT                      VAN KAMPEN
          MFS(R)          MFS(R)          MID-CAP                      UIF EMERGING     VICTORY VIF
         RESEARCH        UTILITIES        GROWTH       T. ROWE PRICE      MARKETS       DIVERSIFIED
         SERIES--        SERIES--       PORTFOLIO--    EQUITY INCOME     EQUITY--         STOCK--
       SERVICE CLASS   SERVICE CLASS      CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
      ----------------------------------------------------------------------------------------------


        $    46,712    $  3,258,484     $        --    $  3,262,361     $   480,835     $   158,931
           (142,607)     (6,287,232)       (396,685)     (3,180,119)     (1,717,693)       (347,102)
             (8,781)       (397,870)        (25,920)       (191,638)        (99,899)        (25,853)
        -----------    ------------     -----------    ------------     -----------     -----------
           (104,676)     (3,426,618)       (422,605)       (109,396)     (1,336,757)       (214,024)
        -----------    ------------     -----------    ------------     -----------     -----------


          1,558,569      27,601,215       7,590,302      17,410,855      19,973,013       4,872,502
         (1,108,341)    (17,476,751)     (5,383,165)    (13,694,098)     (9,928,383)     (3,914,093)
        -----------    ------------     -----------    ------------     -----------     -----------
            450,228      10,124,464       2,207,137       3,716,757      10,044,630         958,409
                 --      27,977,178              --      13,036,401      13,028,309       1,946,548

            666,882      59,027,569       2,555,112     (14,371,305)     15,982,610        (780,172)
        -----------    ------------     -----------    ------------     -----------     -----------
          1,117,110      97,129,211       4,762,249       2,381,853      39,055,549       2,124,785
        -----------    ------------     -----------    ------------     -----------     -----------

        $ 1,012,434    $ 93,702,593     $ 4,339,644    $  2,272,457     $37,718,792     $ 1,910,761
        ===========    ============     ===========    ============     ===========     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006



                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,354,848       $   (682,652)      $ (3,103,331)
     Net realized gain (loss) on investments................          957,880         (1,365,211)       (19,785,753)
     Realized gain distribution received....................               --                 --                 --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................        3,446,949          7,102,741         48,630,395
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        7,759,677          5,054,878         25,741,311
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,905,822          2,166,558          3,179,339
     Policyowners' surrenders...............................      (22,870,453)       (24,507,994)       (36,251,455)
     Policyowners' annuity and death benefits...............       (2,067,520)        (2,531,388)        (2,605,248)
     Net transfers from (to) Fixed Account..................          379,568           (531,709)          (188,681)
     Transfers between Investment Divisions.................        1,810,585        (14,980,138)       (19,411,814)
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (20,841,998)       (40,384,671)       (55,277,859)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (27,990)           (21,569)          (109,863)
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (13,110,311)       (35,351,362)       (29,646,411)
NET ASSETS:
     Beginning of year......................................      169,726,422        205,077,784        251,763,481
                                                                 ------------       ------------       ------------
     End of year............................................     $156,616,111       $169,726,422       $222,117,070
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (3,015,987)
     Net realized gain (loss) on investments................      (32,659,654)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       43,382,590
                                                                 ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        7,706,949
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        3,825,120
     Policyowners' surrenders...............................      (40,922,531)
     Policyowners' annuity and death benefits...............       (2,758,667)
     Net transfers from (to) Fixed Account..................       (1,149,523)
     Transfers between Investment Divisions.................      (27,100,213)
                                                                 ------------
       Net contributions and (withdrawals)..................      (68,105,814)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (69,567)
                                                                 ------------
          Increase (decrease) in net assets.................      (60,468,432)
NET ASSETS:
     Beginning of year......................................      312,231,913
                                                                 ------------
     End of year............................................     $251,763,481
                                                                 ============







                                                                           MAINSTAY VP
                                                                           DEVELOPING                  MAINSTAY VP
                                                                            GROWTH--                   GOVERNMENT--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (383,207)       $  (354,988)       $  3,684,310
     Net realized gain (loss) on investments................       3,191,792          2,239,002            (452,911)
     Realized gain distribution received....................       1,196,586                 --                  --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       3,618,652            222,817           2,461,372
                                                                 -----------        -----------        ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................       7,623,823          2,106,831           5,692,771
                                                                 -----------        -----------        ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         259,140            380,617           1,299,617
     Policyowners' surrenders...............................      (3,533,676)        (2,925,439)        (17,259,683)
     Policyowners' annuity and death benefits...............        (246,225)          (237,966)         (1,742,940)
     Net transfers from (to) Fixed Account..................         153,811            263,318             165,607
     Transfers between Investment Divisions.................       2,852,636            384,823          (3,157,559)
                                                                 -----------        -----------        ------------
       Net contributions and (withdrawals)..................        (514,314)        (2,134,647)        (20,694,958)
                                                                 -----------        -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (26,671)           (14,130)            (19,966)
                                                                 -----------        -----------        ------------
          Increase (decrease) in net assets.................       7,082,838            (41,946)        (15,022,153)
NET ASSETS:
     Beginning of year......................................      22,650,519         22,692,465         125,435,971
                                                                 -----------        -----------        ------------
     End of year............................................     $29,733,357        $22,650,519        $110,413,818
                                                                 ===========        ===========        ============


                                                                 MAINSTAY VP
                                                                 GOVERNMENT--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (715,450)
     Net realized gain (loss) on investments................       (2,181,312)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................        6,084,361
                                                                 ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        3,187,599
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,082,774
     Policyowners' surrenders...............................      (20,452,185)
     Policyowners' annuity and death benefits...............       (2,139,630)
     Net transfers from (to) Fixed Account..................         (591,559)
     Transfers between Investment Divisions.................      (13,147,581)
                                                                 ------------
       Net contributions and (withdrawals)..................      (34,248,181)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (14,612)
                                                                 ------------
          Increase (decrease) in net assets.................      (31,075,194)
NET ASSETS:
     Beginning of year......................................      156,511,165
                                                                 ------------
     End of year............................................     $125,435,971
                                                                 ============



Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                               MAINSTAY VP
               MAINSTAY VP                        COMMON                       MAINSTAY VP
                   CASH                          STOCK--                      CONVERTIBLE--
                MANAGEMENT                    INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2007            2006            2007            2006            2007            2006
     -----------------------------------------------------------------------------------------------



       $  6,813,162    $  5,564,334    $   (633,600)   $ (2,336,613)   $  1,279,545    $  1,502,491
             (1,353)          1,044      (2,133,619)     (9,934,908)      8,049,869       2,539,336
                 --              --      16,922,385       5,619,463       4,225,743              --

              2,420          (6,356)     (4,318,295)     42,949,647       7,961,017      11,573,635
       ------------    ------------    ------------    ------------    ------------    ------------

          6,814,229       5,559,022       9,836,871      36,297,589      21,516,174      15,615,462
       ------------    ------------    ------------    ------------    ------------    ------------

         59,310,387      56,290,986       2,458,098       3,083,366       2,356,062       2,235,570
        (67,491,054)    (51,067,960)    (37,669,057)    (34,862,812)    (25,743,903)    (21,401,208)
         (1,779,276)     (3,192,541)     (2,042,339)     (2,871,502)     (1,816,159)     (2,302,295)
          6,422,712       2,262,779         231,300        (559,026)        454,449           5,101
         94,435,897      (3,577,870)    (13,512,758)    (16,923,955)     (3,976,674)     (9,806,519)
       ------------    ------------    ------------    ------------    ------------    ------------
         90,898,666         715,394     (50,534,756)    (52,133,929)    (28,726,225)    (31,269,351)
       ------------    ------------    ------------    ------------    ------------    ------------

            (28,556)        (23,952)        (40,397)       (156,293)        (84,382)        (82,988)
       ------------    ------------    ------------    ------------    ------------    ------------
         97,684,339       6,250,464     (40,738,282)    (15,992,633)     (7,294,433)    (15,736,877)

        184,390,355     178,139,891     259,055,424     275,048,057     176,011,025     191,747,902
       ------------    ------------    ------------    ------------    ------------    ------------
       $282,074,694    $184,390,355    $218,317,142    $259,055,424    $168,716,592    $176,011,025
       ============    ============    ============    ============    ============    ============







               MAINSTAY VP
                HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP
                CORPORATE                     ICAP SELECT                     INCOME &
                  BOND--                       EQUITY--                       GROWTH--
              INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
     ------------------------------- ---------------------------- -------------------------------
           2007            2006          2007           2006            2007            2006
     --------------------------------------------------------------------------------------------



      $  27,287,651   $   2,501,914  $   (625,707)  $  (582,622)    $    615,936    $   (439,760)
         30,191,637      18,400,196     5,372,829     1,485,053        3,381,065         946,670
                 --              --     2,926,236       247,412        6,905,687         619,433

        (51,755,745)     41,272,637    (4,212,188)    6,941,743      (11,319,906)      5,999,043
      -------------   -------------  ------------   -----------     ------------    ------------

          5,723,543      62,174,747     3,461,170     8,091,586         (417,218)      7,125,386
      -------------   -------------  ------------   -----------     ------------    ------------

          6,228,412       7,629,262     1,308,108       440,015          484,999         663,555
        (86,625,517)    (91,830,310)  (12,558,766)   (5,721,299)      (4,776,924)     (7,822,856)
         (8,390,774)     (9,843,350)     (752,950)     (311,173)        (463,496)       (604,847)
            223,583      (2,889,893)    1,168,237       308,783           60,131         (38,762)
        (26,263,872)    (26,584,980)   48,746,760     2,037,204      (44,723,918)     (3,066,111)
      -------------   -------------  ------------   -----------     ------------    ------------
       (114,828,168)   (123,519,271)   37,911,389    (3,246,470)     (49,419,208)    (10,869,021)
      -------------   -------------  ------------   -----------     ------------    ------------


            (15,489)       (194,282)      (10,853)      (34,781)           1,147         (33,609)
      -------------   -------------  ------------   -----------     ------------    ------------
       (109,120,114)    (61,538,806)   41,361,706     4,810,335      (49,835,279)     (3,777,244)

        617,779,957     679,318,763    53,690,899    48,880,564       49,835,279      53,612,523
      -------------   -------------  ------------   -----------     ------------    ------------
      $ 508,659,843   $ 617,779,957  $ 95,052,605   $53,690,899     $         --    $ 49,835,279
      =============   =============  ============   ===========     ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                           MAINSTAY VP                 MAINSTAY VP
                                                                          INTERNATIONAL                 LARGE CAP
                                                                            EQUITY--                     GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (1,104,158)      $ (1,221,490)      $   (991,411)
     Net realized gain (loss) on investments................       12,827,015          5,158,358         (2,119,595)
     Realized gain distribution received....................        8,094,435          1,219,221                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (15,178,784)        23,073,278         15,628,016
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        4,638,508         28,229,367         12,517,010
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,570,610          2,122,143            792,349
     Policyowners' surrenders...............................      (20,363,460)       (14,172,432)       (12,061,175)
     Policyowners' annuity and death benefits...............         (602,861)          (638,956)          (443,052)
     Net transfers from (to) Fixed Account..................        1,558,451          2,835,081            249,606
     Transfers between Investment Divisions.................        3,740,693         21,957,951          1,474,619
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (13,096,567)        12,103,787         (9,987,653)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (18,275)          (103,659)           (45,279)
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................       (8,476,334)        40,229,495          2,484,078

NET ASSETS:
     Beginning of year......................................      132,693,828         92,464,333         70,577,553
                                                                 ------------       ------------       ------------
     End of year............................................     $124,217,494       $132,693,828       $ 73,061,631
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                  LARGE CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (973,088)
     Net realized gain (loss) on investments................       (6,315,781)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       11,268,863
                                                                 ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        3,979,994
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,067,417
     Policyowners' surrenders...............................       (9,375,091)
     Policyowners' annuity and death benefits...............         (823,169)
     Net transfers from (to) Fixed Account..................          131,430
     Transfers between Investment Divisions.................       (2,495,014)
                                                                 ------------
       Net contributions and (withdrawals)..................      (11,494,427)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (25,770)
                                                                 ------------
          Increase (decrease) in net assets.................       (7,540,203)

NET ASSETS:
     Beginning of year......................................       78,117,756
                                                                 ------------
     End of year............................................     $ 70,577,553
                                                                 ============








                                                                         MAINSTAY VP
                                                                          SMALL CAP                         MAINSTAY VP
                                                                           GROWTH--                        TOTAL RETURN--
                                                                        INITIAL CLASS                      INITIAL CLASS
                                                               -------------------------------    -------------------------------
                                                                   2007              2006             2007              2006
                                                               ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (724,147)     $   (885,145)    $  1,184,141      $ (1,599,828)
     Net realized gain (loss) on investments................      4,826,628         5,010,907       (2,927,008)       (4,420,293)
     Realized gain distribution received....................      3,283,659               470       10,849,255         2,313,894
     Change in unrealized appreciation (depreciation)  on
       investments..........................................     (9,218,529)       (1,281,993)       1,156,236        18,097,855
                                                               ------------      ------------     ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................     (1,832,389)        2,844,239       10,262,624        14,391,628
                                                               ------------      ------------     ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        574,065           805,777        1,831,773         1,856,258
     Policyowners' surrenders...............................     (6,377,037)       (5,585,275)     (25,115,171)      (27,502,397)
     Policyowners' annuity and death benefits...............       (119,599)         (312,181)      (2,658,103)       (2,870,245)
     Net transfers from (to) Fixed Account..................         93,718           351,179         (647,272)       (1,072,389)
     Transfers between Investment Divisions.................     (6,259,841)       (5,385,730)      (8,235,809)      (10,449,194)
                                                               ------------      ------------     ------------      ------------
       Net contributions and (withdrawals)..................    (12,088,694)      (10,126,230)     (34,824,582)      (40,037,967)
                                                               ------------      ------------     ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          8,359           (25,682)         (40,692)          (67,627)
                                                               ------------      ------------     ------------      ------------
          Increase (decrease) in net assets.................    (13,912,724)       (7,307,673)     (24,602,650)      (25,713,966)

NET ASSETS:
     Beginning of year......................................     55,427,011        62,734,684      179,199,366       204,913,332
                                                               ------------      ------------     ------------      ------------
     End of year............................................   $ 41,514,287      $ 55,427,011     $154,596,716      $179,199,366
                                                               ============      ============     ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 S&P 500
                  CORE--                         GROWTH--                        VALUE--                 INDEX--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $   (837,810)   $(1,115,950)    $ (1,429,956)   $ (1,537,097)   $   (741,962)   $ (2,058,300)  $     346,183
          6,803,262      6,018,792       10,639,116      11,519,916      11,130,545       7,400,093      14,223,452
          7,039,249        462,342        6,507,338       1,704,195      11,020,661       1,872,551              --

        (10,093,508)     4,056,097       (2,712,535)     (4,530,302)    (23,672,539)     10,392,341       5,483,605
       ------------    -----------     ------------    ------------    ------------    ------------   -------------

          2,911,193      9,421,281       13,003,963       7,156,712      (2,263,295)     17,606,685      20,053,240
       ------------    -----------     ------------    ------------    ------------    ------------   -------------


          1,106,739      1,451,082        1,272,696       2,106,219       1,942,120       2,250,550       5,364,839
         (9,010,591)    (7,239,832)     (11,327,203)     (9,301,396)    (18,409,888)    (13,530,262)    (76,144,020)
           (277,886)      (400,234)        (489,274)       (361,105)       (974,084)     (1,152,722)     (6,565,729)
            193,767        237,021          142,419         756,785         236,406         182,145        (239,194)
         (1,474,010)    (2,404,775)      (4,946,550)     (7,455,869)     (7,337,829)    (11,591,327)    (27,166,915)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
         (9,461,981)    (8,356,738)     (15,347,912)    (14,255,366)    (24,543,275)    (23,841,616)   (104,751,019)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------


            (10,151)       (43,435)         (49,754)        (55,176)          3,913         (74,034)        (84,582)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
         (6,560,939)     1,021,108       (2,393,703)     (7,153,830)    (26,802,657)     (6,308,965)    (84,782,361)


         76,077,927     75,056,819       96,437,824     103,591,654     147,891,038     154,200,003     520,423,293
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
       $ 69,516,988    $76,077,927     $ 94,044,121    $ 96,437,824    $121,088,381    $147,891,038   $ 435,640,932
       ============    ===========     ============    ============    ============    ============   =============


       MAINSTAY VP
         S&P 500
         INDEX--
      INITIAL CLASS
     ---------------
           2006
     ---------------

      $  (4,949,545)
         (1,387,758)
                 --

         74,394,465
      -------------

         68,057,162
      -------------


          5,840,199
        (72,651,750)
         (4,832,596)
           (409,590)
        (34,689,175)
      -------------
       (106,742,912)
      -------------


           (289,939)
      -------------
        (38,975,689)


        559,398,982
      -------------
      $ 520,423,293
      =============







                                              ALGER AMERICAN                                            DREYFUS IP
               MAINSTAY VP                        SMALL                        CVS CALVERT              TECHNOLOGY
                 VALUE--                     CAPITALIZATION--                SOCIAL BALANCED             GROWTH--
              INITIAL CLASS                   CLASS O SHARES                    PORTFOLIO             INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $    165,890    $ (2,566,657)   $ (1,219,330)   $ (1,260,214)   $   350,004     $   334,430     $  (277,307)
         12,527,275       9,710,921      11,637,992       6,492,887        921,895          85,525         821,347
         18,041,384       3,543,991              --              --      2,269,857         780,850              --

        (27,751,851)     27,277,908       2,050,624       8,879,796     (2,949,843)      1,955,807       1,747,372
       ------------    ------------    ------------    ------------    -----------     -----------     -----------

          2,982,698      37,966,163      12,469,286      14,112,469        591,913       3,156,612       2,291,412
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


          2,377,878       2,834,822       1,088,923       1,372,780      1,995,185       2,228,745         232,720
        (31,163,670)    (28,296,184)    (14,136,454)    (11,531,535)    (5,567,420)     (5,273,433)     (2,698,844)
         (2,453,355)     (2,358,854)       (581,650)       (562,288)      (304,351)       (595,532)       (193,335)
            518,195         277,263        (200,378)        (84,946)         3,480         310,752          27,087
        (11,071,340)     (7,372,943)     (6,873,550)        991,080     (1,796,495)     (2,359,199)       (154,321)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (41,792,292)    (34,915,896)    (20,703,109)     (9,814,909)    (5,669,601)     (5,688,667)     (2,786,693)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


            (17,723)       (152,416)        (42,602)        (72,822)        (3,627)        (15,172)         (9,797)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (38,827,317)      2,897,851      (8,276,425)      4,224,738     (5,081,315)     (2,547,227)       (505,078)


        242,053,303     239,155,452      86,562,547      82,337,809     45,198,406      47,745,633      19,307,223
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
       $203,225,986    $242,053,303    $ 78,286,122    $ 86,562,547    $40,117,091     $45,198,406     $18,802,145
       ============    ============    ============    ============    ===========     ===========     ===========


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2006
     ---------------

       $  (300,966)
           510,470
                --

           233,104
       -----------

           442,608
       -----------


           324,319
        (1,727,953)
          (189,934)
            73,639
          (911,254)
       -----------
        (2,431,183)
       -----------

            (2,872)
       -----------
        (1,991,447)


        21,298,670
       -----------
       $19,307,223
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006





                                                                       FIDELITY(R) VIP                    FIDELITY(R) VIP
                                                                       CONTRAFUND(R)--                    EQUITY-INCOME--
                                                                        INITIAL CLASS                      INITIAL CLASS
                                                               -------------------------------    -------------------------------
                                                                   2007              2006             2007              2006
                                                               ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $ (2,231,132)     $   (690,648)    $    523,053      $  4,231,068
     Net realized gain (loss) on investments................     21,497,867        15,962,482        6,990,131         4,629,077
     Realized gain distribution received....................     97,874,832        33,477,999       16,407,638        26,843,148
     Change in unrealized appreciation (depreciation)  on
       investments..........................................    (56,246,641)       (8,359,197)     (22,341,685)        2,109,866
                                                               ------------      ------------     ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................     60,894,926        40,390,636        1,579,137        37,813,159
                                                               ------------      ------------     ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      4,676,556         5,102,723        2,572,301         2,818,895
     Policyowners' surrenders...............................    (64,400,779)      (57,161,546)     (34,700,117)      (29,526,726)
     Policyowners' annuity and death benefits...............     (3,622,425)       (3,457,535)      (3,068,546)       (2,296,191)
     Net transfers from (to) Fixed Account..................      1,395,132           589,938          216,497           523,630
     Transfers between Investment Divisions.................     (9,583,316)        2,102,560       (4,672,997)        1,270,236
                                                               ------------      ------------     ------------      ------------
       Net contributions and (withdrawals)..................    (71,534,832)      (52,823,860)     (39,652,862)      (27,210,156)
                                                               ------------      ------------     ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the  Separate Account................................       (237,332)         (228,658)         (12,339)         (155,838)
                                                               ------------      ------------     ------------      ------------
          Increase (decrease) in net assets.................    (10,877,238)      (12,661,882)     (38,086,064)       10,447,165

NET ASSETS:
     Beginning of year......................................    413,439,794       426,101,676      232,336,960       221,889,795
                                                               ------------      ------------     ------------      ------------
     End of year............................................   $402,562,556      $413,439,794     $194,250,896      $232,336,960
                                                               ============      ============     ============      ============






                                                                                                            NEUBERGER
                                                                                                             BERMAN
                                                                                                               AMT
                                                                      MFS(R) UTILITIES                       MID-CAP
                                                                          SERIES--                     GROWTH PORTFOLIO--
                                                                        INITIAL CLASS                        CLASS I
                                                               ------------------------------    ------------------------------
                                                                   2007             2006             2007             2006
                                                               ----------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (35,578)     $    20,713      $  (110,837)     $  (110,901)
     Net realized gain (loss) on investments................       822,646          847,961          725,329          645,238
     Realized gain distribution received....................       423,905          175,515               --               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       188,850          237,582          778,608          330,992
                                                               -----------      -----------      -----------      -----------
       Net increase (decrease) in net assets resulting  from
          operations........................................     1,399,823        1,281,771        1,393,100          865,329
                                                               -----------      -----------      -----------      -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        30,619            1,899              539            5,866
     Policyowners' surrenders...............................    (1,036,299)      (1,582,712)        (954,323)      (1,011,372)
     Policyowners' annuity and death benefits...............       (60,346)        (483,976)         (65,911)         (36,806)
     Net transfers from (to) Fixed Account..................       263,096          125,892          (78,560)          66,658
     Transfers between Investment Divisions.................       413,232          756,012          (80,696)         188,565
                                                               -----------      -----------      -----------      -----------
       Net contributions and (withdrawals)..................      (389,698)      (1,182,885)      (1,178,951)        (787,089)
                                                               -----------      -----------      -----------      -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the  Separate Account................................        (4,300)          (5,189)          (5,564)          (4,550)
                                                               -----------      -----------      -----------      -----------
          Increase (decrease) in net assets.................     1,005,825           93,697          208,585           73,690

NET ASSETS:
     Beginning of year......................................     5,333,049        5,239,352        7,090,838        7,017,148
                                                               -----------      -----------      -----------      -----------
     End of year............................................   $ 6,338,874      $ 5,333,049      $ 7,299,423      $ 7,090,838
                                                               ===========      ===========      ===========      ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                               JANUS ASPEN
               JANUS ASPEN                        SERIES
                  SERIES                        WORLDWIDE
                BALANCED--                       GROWTH--                    MFS(R) INVESTORS        MFS(R) RESEARCH
              INSTITUTIONAL                   INSTITUTIONAL                   TRUST SERIES--             SERIES--
                  SHARES                          SHARES                      INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $  4,482,634   $   3,151,139    $ (1,297,625)   $    590,296    $  (146,320)    $  (259,968)    $  (211,979)
         15,804,423      (2,299,131)    (13,152,483)    (29,527,316)     1,292,355         606,562       1,831,463
                 --              --              --              --        218,127              --              --

         17,604,452      41,527,623      30,235,137      58,554,272        785,622       2,546,852       1,742,753
       ------------   -------------    ------------    ------------    -----------     -----------     -----------


         37,891,509      42,379,631      15,785,029      29,617,252      2,149,784       2,893,446       3,362,237
       ------------   -------------    ------------    ------------    -----------     -----------     -----------


          4,744,478       5,096,511       2,642,138       2,817,608        264,716         200,003         235,167
        (73,722,479)    (73,920,593)    (31,022,268)    (27,803,296)    (4,327,642)     (3,835,750)     (6,746,904)
         (5,927,490)     (5,763,708)     (2,005,030)     (2,190,079)      (309,368)       (304,878)       (261,113)
           (507,725)     (2,126,158)        (61,941)       (739,329)       145,479        (112,888)        (96,027)
        (22,253,266)    (29,652,744)    (10,069,450)    (16,652,694)    (1,114,683)     (1,222,880)     (2,177,275)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
        (97,666,482)   (106,366,692)    (40,516,551)    (44,567,790)    (5,341,498)     (5,276,393)     (9,046,152)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------



           (143,904)       (183,292)        (68,638)       (103,321)        (7,968)        (13,428)        (12,889)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
        (59,918,877)    (64,170,353)    (24,800,160)    (15,053,859)    (3,199,682)     (2,396,375)     (5,696,804)


        462,105,092     526,275,445     195,487,700     210,541,559     26,498,718      28,895,093      32,143,476
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
       $402,186,215   $ 462,105,092    $170,687,540    $195,487,700    $23,299,036     $26,498,718     $26,446,672
       ============   =============    ============    ============    ===========     ===========     ===========


     MFS(R) RESEARCH
         SERIES--
      INITIAL CLASS
     ---------------
           2006
     ---------------


       $  (315,812)
        (1,388,474)
                --

         4,555,948
       -----------


         2,851,662
       -----------


           380,110
        (5,614,158)
          (482,057)
          (146,081)
        (2,520,433)
       -----------
        (8,382,619)
       -----------



           (15,307)
       -----------
        (5,546,264)


        37,689,740
       -----------
       $32,143,476
       ===========







                  ROYCE                           ROYCE
                MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE              VAN ECK
               PORTFOLIO--                     PORTFOLIO--                    EQUITY INCOME             WORLDWIDE
             INVESTMENT CLASS                INVESTMENT CLASS                   PORTFOLIO              HARD ASSETS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $    45,231     $  (344,780)    $  (595,388)    $  (344,227)    $    489,317    $    230,031    $ (4,867,799)
         1,023,540         619,140         694,269         357,136       13,469,910       6,562,008      25,189,100
         5,306,113       2,293,030       1,949,472       1,458,436       12,037,356       6,080,316      36,287,961

        (5,617,112)      1,160,369      (4,132,349)      1,472,000      (21,001,658)     22,402,397      66,381,268
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


           757,772       3,727,759      (2,083,996)      2,943,345        4,994,925      35,274,752     122,990,530
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


        15,601,188      13,752,857       9,962,379       9,433,698        2,303,817       2,942,663      48,551,072
        (3,991,228)     (1,785,039)     (2,560,172)     (1,347,053)     (34,681,650)    (26,427,308)    (36,885,030)
          (175,692)       (108,582)       (121,018)        (23,044)      (2,076,299)     (1,738,727)     (1,060,896)
         3,302,436       3,098,071       2,074,758       2,203,680        1,045,775         412,096      10,187,698
         2,254,970      20,158,763       2,418,785       7,144,269       (4,834,368)     (3,999,472)     14,062,743
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
        16,991,674      35,116,070      11,774,732      17,411,550      (38,242,725)    (28,810,748)     34,855,587
       -----------     -----------     -----------     -----------     ------------    ------------    ------------



           (10,305)        (15,192)          5,110         (13,344)         (23,385)       (145,828)       (431,956)
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
        17,739,141      38,828,637       9,695,846      20,341,551      (33,271,185)      6,318,176     157,414,161


        45,525,337       6,696,700      33,150,170      12,808,619      227,188,980     220,870,804     267,139,092
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
       $63,264,478     $45,525,337     $42,846,016     $33,150,170     $193,917,795    $227,188,980    $424,553,253
       ===========     ===========     ===========     ===========     ============    ============    ============


         VAN ECK
        WORLDWIDE
       HARD ASSETS
     ---------------
           2006
     ---------------

       $ (3,411,433)
         17,997,032
         11,038,682

         15,948,298
       ------------


         41,572,579
       ------------


         45,305,490
        (18,994,755)
         (1,326,464)
         10,533,615
         20,382,561
       ------------
         55,900,447
       ------------



           (272,430)
       ------------
         97,200,596


        169,938,496
       ------------
       $267,139,092
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                               VAN KAMPEN
                                              UIF EMERGING
                                                 MARKETS
                                                EQUITY--
                                                 CLASS I
                                    --------------------------------
                                          2007             2006
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................     $ (1,134,217)    $   (621,095)
     Net realized gain (loss) on
       investments...............       20,845,704        8,246,949
     Realized gain distribution
       received..................       12,725,817        2,066,509
     Change in unrealized
       appreciation
       (depreciation)
       on investments............        4,001,788       16,621,929
                                      ------------     ------------
       Net increase (decrease) in
          net assets resulting
          from operations........       36,439,092       26,314,292
                                      ------------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............        1,444,992        1,520,862
     Policyowners' surrenders....      (15,478,999)      (9,383,416)
     Policyowners' annuity and
       death benefits............         (533,266)        (709,409)
     Net transfers from (to)
       Fixed Account.............          788,513        1,281,889
     Transfers between Investment
       Divisions.................         (312,901)      11,143,036
                                      ------------     ------------
       Net contributions and
          (withdrawals)..........      (14,091,661)       3,852,962
                                      ------------     ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................         (150,104)        (119,125)
                                      ------------     ------------
          Increase (decrease) in
            net assets...........       22,197,327       30,048,129

NET ASSETS:
     Beginning of year...........      104,728,987       74,680,858
                                      ------------     ------------
     End of year.................     $126,926,314     $104,728,987
                                      ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    681,897      $    552,425      $  2,102,784       $  (414,766)
     Net realized gain (loss) on investments................       2,219,401           797,368            57,480          (554,403)
     Realized gain distribution received....................       4,998,801         1,219,241                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,830,873)        6,821,032         2,273,517         3,143,125
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,069,226         9,390,066         4,433,781         2,173,956
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      16,993,656        25,909,903        13,534,327        10,325,557
     Policyowners' surrenders...............................      (9,698,999)       (6,895,338)       (5,593,136)       (3,837,667)
     Policyowners' annuity and death benefits...............      (1,319,618)       (1,039,602)         (609,989)         (736,221)
     Net transfers from (to) Fixed Account..................       5,715,347         9,476,758         2,304,443         2,691,610
     Transfers between Investment Divisions.................       1,384,585        10,301,544         6,620,087        (3,436,146)
     Contributions (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............      (5,801,973)               --                --                --
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................       7,272,998        37,753,265        16,255,732         5,007,133
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (7,022)          (39,876)          (17,060)           (9,920)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................       8,335,202        47,103,455        20,672,453         7,171,169

NET ASSETS:
     Beginning of year......................................     129,084,188        81,980,733        83,526,342        76,355,173
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $137,419,390      $129,084,188      $104,198,795       $83,526,342
                                                                ============      ============      ============       ===========






                                              MAINSTAY VP                         MAINSTAY VP
                                              DEVELOPING                           FLOATING
                                               GROWTH--                             RATE--
                                             SERVICE CLASS                       SERVICE CLASS
                                   --------------------------------    --------------------------------
                                        2007              2006              2007              2006
                                   --------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................    $  (471,361)      $  (348,495)     $  9,606,621      $  6,162,646
     Net realized gain (loss) on
       investments...............      1,692,363         1,026,349        (1,527,987)         (182,418)
     Realized gain distribution
       received..................      1,538,429                --                --                --
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............      5,694,295         1,177,261        (7,187,025)         (382,736)
                                     -----------       -----------      ------------      ------------
       Net increase (decrease) in
          net assets resulting
          from operations........      8,453,726         1,855,115           891,609         5,597,492
                                     -----------       -----------      ------------      ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      5,331,209         4,257,049        56,493,733        50,245,079
     Policyowners' surrenders....     (1,481,806)       (1,067,399)      (18,496,539)       (9,871,012)
     Policyowners' annuity and
       death benefits............        (83,905)          (37,771)         (730,896)       (1,191,036)
     Net transfers from (to)
       Fixed Account.............        637,030           754,557        15,703,844        20,032,230
     Transfers between Investment
       Divisions.................      3,988,042          (787,263)       (4,454,719)       37,237,297
     Contributions (withdrawal)
       of seed money by New York
       Life Insurance and Annuity
       Corporation...............             --                --       (24,153,978)               --
                                     -----------       -----------      ------------      ------------
       Net contributions and
          (withdrawals)..........      8,390,570         3,119,173        24,361,445        96,452,558
                                     -----------       -----------      ------------      ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................        (31,455)          (12,754)          (14,634)          (21,481)
                                     -----------       -----------      ------------      ------------
          Increase (decrease) in
            net assets...........     16,812,841         4,961,534        25,238,420       102,028,569
NET ASSETS:
     Beginning of year...........     23,318,501        18,356,967       179,900,337        77,871,768
                                     -----------       -----------      ------------      ------------
     End of year.................    $40,131,342       $23,318,501      $205,138,757      $179,900,337
                                     ===========       ===========      ============      ============




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                CAPITAL                        COMMON                     CONSERVATIVE                  MAINSTAY VP
             APPRECIATION--                   STOCK--                     ALLOCATION--                 CONVERTIBLE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (829,112)   $  (722,188)   $  (248,364)   $  (511,854)  $  1,658,383    $   113,779   $    698,492    $   737,747
         2,266,600      1,150,144      1,524,905        998,067      1,098,604         46,388      1,850,150      1,248,407
                --             --      4,614,771      1,172,211      1,728,450        128,302      2,927,352             --

         3,852,545        943,135     (4,200,609)     4,804,006       (487,565)     1,829,628      7,428,248      5,484,785
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------


         5,290,033      1,371,091      1,690,703      6,462,430      3,997,872      2,118,097     12,904,242      7,470,939
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------


         3,377,740      4,975,533      8,499,498      7,572,566     31,789,563     18,135,050     14,748,397     12,963,773
        (3,451,561)    (2,491,590)    (3,037,809)    (1,839,159)    (6,896,667)    (1,884,786)    (5,820,986)    (4,036,802)
          (300,842)       (78,065)      (226,773)      (256,469)      (960,796)            --       (380,818)      (390,603)
           487,287        860,748      1,897,900      1,802,844      8,234,740      3,789,449      3,156,034      3,285,600
        (5,152,101)    (4,640,849)      (534,322)    (1,315,703)    35,315,239     23,648,681       (409,121)    (4,214,783)

                --             --             --             --       (273,924)       250,000             --             --
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
        (5,039,477)    (1,374,223)     6,598,494      5,964,079     67,208,155     43,938,394     11,293,506      7,607,185
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------



           (25,197)       (13,262)        (9,030)       (28,804)       (15,716)        (6,681)       (54,284)       (41,532)
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
           225,359        (16,394)     8,280,167     12,397,705     71,190,311     46,049,810     24,143,464     15,036,592

        51,483,513     51,499,907     53,995,777     41,598,072     46,049,810             --     98,532,065     83,495,473
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
       $51,708,872    $51,483,513    $62,275,944    $53,995,777   $117,240,121    $46,049,810   $122,675,529    $98,532,065
       ===========    ===========    ===========    ===========   ============    ===========   ============    ===========





                                                            MAINSTAY VP
                                   MAINSTAY VP               HIGH YIELD               MAINSTAY VP
           MAINSTAY VP                GROWTH                 CORPORATE                ICAP SELECT
           GOVERNMENT--            ALLOCATION--                BOND--                  EQUITY--
          SERVICE CLASS           SERVICE CLASS            SERVICE CLASS             SERVICE CLASS
     ----------------------- ----------------------- ------------------------- ------------------------
         2007        2006        2007      2006(A)       2007         2006         2007         2006
     --------------------------------------------------------------------------------------------------


     $ 2,099,942 $  (344,108)$  (198,073)$   (19,317)$ 23,577,036 $  1,387,433 $   (661,918)$  (381,843)
          43,851    (254,152)  1,022,713      54,501    2,803,059      916,520    1,860,599     605,951
              --          --   3,035,682     245,841           --           --    2,986,540     166,550

         847,402   1,805,458     482,824   2,577,327  (24,971,643)  34,558,134   (2,494,700)  4,149,922
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


       2,991,195   1,207,198   4,343,146   2,858,352    1,408,452   36,862,087    1,690,521   4,540,580
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


       8,226,341   7,740,527  26,380,961  17,614,373   71,955,912   66,284,851   26,482,479   5,356,611
      (3,365,606) (2,932,013) (4,240,153)   (796,144) (27,453,601) (19,155,345)  (5,227,862) (1,585,539)
        (416,722)   (404,183)   (252,521)    (18,541)  (3,520,835)  (3,617,400)    (203,687)    (86,359)
       1,097,773   1,675,142   4,399,905   2,900,674   16,361,607   14,561,940    4,519,344     931,453
       4,442,863  (1,185,343) 12,064,137  19,276,853  (15,258,464) (20,869,149)  41,914,667   2,776,380

              --          --    (290,337)    250,000           --           --           --          --
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
       9,984,649   4,894,130  38,061,992  39,227,215   42,084,619   37,204,897   67,484,941   7,392,546
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


         (11,243)     (5,838)    (17,209)     (9,100)      (7,392)    (122,153)      (7,601)    (19,760)
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
      12,964,601   6,095,490  42,387,929  42,076,467   43,485,679   73,944,831   69,167,861  11,913,366

      55,601,552  49,506,062  42,076,467          --  424,062,628  350,117,797   36,069,574  24,156,208
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
     $68,566,153 $55,601,552 $84,464,396 $42,076,467 $467,548,307 $424,062,628 $105,237,435 $36,069,574
     =========== =========== =========== =========== ============ ============ ============ ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    452,981       $  (325,142)     $ (1,883,623)     $ (1,567,227)
     Net realized gain (loss) on investments................      (1,352,609)          630,507         6,699,372         1,456,284
     Realized gain distribution received....................       5,630,271           423,157        12,652,070         1,500,691
     Change in unrealized appreciation (depreciation)  on
       investments..........................................      (5,449,890)        3,544,747       (12,872,632)       29,564,850
                                                                ------------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        (719,247)        4,273,269         4,595,187        30,954,598
                                                                ------------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       3,029,958         4,408,891        43,433,203        31,698,184
     Policyowners' surrenders...............................      (1,587,342)       (1,692,254)      (12,423,625)       (4,270,768)
     Policyowners' annuity and death benefits...............        (155,103)         (232,565)         (472,788)         (349,761)
     Net transfers from (to) Fixed Account..................         638,847         1,125,491         9,882,495         6,226,099
     Transfers between Investment Divisions.................     (35,132,544)       (1,264,236)       (5,947,791)       13,291,985
                                                                ------------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................     (33,206,184)        2,345,327        34,471,494        46,595,739
                                                                ------------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,214           (21,036)          (22,317)         (117,133)
                                                                ------------       -----------      ------------      ------------
          Increase (decrease) in net assets.................     (33,923,217)        6,597,560        39,044,364        77,433,204
NET ASSETS:
     Beginning of year......................................      33,923,217        27,325,657       162,500,477        85,067,273
                                                                ------------       -----------      ------------      ------------
     End of year............................................    $         --       $33,923,217      $201,544,841      $162,500,477
                                                                ============       ===========      ============      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007             2006(A)            2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  1,517,407       $   118,688      $    793,189      $    118,365
     Net realized gain (loss) on investments................       1,544,526          (351,143)        1,392,174            51,389
     Realized gain distribution received....................       3,721,777           266,344         5,980,435           502,977
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,445,952         4,762,167         1,480,004         5,794,903
                                                                ------------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       8,229,662         4,796,056         9,645,802         6,467,634
                                                                ------------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      52,643,209        41,647,389        58,372,118        50,139,596
     Policyowners' surrenders...............................      (9,903,898)       (1,874,686)       (8,523,117)       (1,971,966)
     Policyowners' annuity and death benefits...............      (1,256,263)         (203,484)         (461,215)          (19,175)
     Net transfers from (to) Fixed Account..................      14,560,590         7,386,608        14,531,423         7,562,636
     Transfers between Investment Divisions.................      26,495,050        41,494,902        22,725,182        41,177,275
     Contribution (withdrawals) of seed money by New York
       Life Insurance and Annuity Corporation...............        (280,539)          250,000          (286,972)          250,000
                                                                ------------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................      82,258,149        88,700,729        86,357,419        97,138,366
                                                                ------------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (32,844)          (16,864)          (38,458)          (20,689)
                                                                ------------       -----------      ------------      ------------
          Increase (decrease) in net assets.................      90,454,967        93,479,921        95,964,763       103,585,311
NET ASSETS:
     Beginning of year......................................      93,479,921                --       103,585,311                --
                                                                ------------       -----------      ------------      ------------
     End of year............................................    $183,934,888       $93,479,921      $199,550,074      $103,585,311
                                                                ============       ===========      ============      ============




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               LARGE CAP                      MID CAP                       MID CAP                       MID CAP
                GROWTH--                       CORE--                       GROWTH--                      VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (598,012)   $  (390,250)  $ (1,515,410)  $ (1,399,112)  $ (2,224,509)  $ (1,966,300)  $ (1,201,998)  $ (2,193,115)
           891,078        124,230      3,862,932      2,224,960      5,989,590      6,413,402      4,234,358      2,637,059
                --             --     11,405,849        615,075     10,141,291      2,268,593     13,664,107      1,957,953

         6,334,725      1,560,579    (11,167,817)     9,255,316      3,383,701      1,174,458    (21,653,089)    13,614,314
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         6,627,791      1,294,559      2,585,554     10,696,239     17,290,073      7,890,153     (4,956,622)    16,016,211
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         8,064,080      7,395,000     18,790,548     17,675,659     14,185,951     21,100,845     17,935,453     22,028,414
        (2,002,334)    (1,094,378)    (5,922,883)    (3,683,385)    (7,615,759)    (5,533,619)   (10,439,867)    (5,610,930)
          (110,577)       (51,749)      (378,808)      (419,548)      (527,636)      (159,177)      (689,291)      (708,306)
         2,251,869      1,938,399      3,147,826      3,870,801      2,971,856      4,195,259      3,661,064      5,665,006
         4,869,869      1,399,607     (2,952,368)    (1,514,190)    (3,751,359)    (9,920,328)    (5,713,334)    (9,908,861)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        13,072,907      9,586,879     12,684,315     15,929,337      5,263,053      9,682,980      4,754,025     11,465,323
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


           (25,063)        (8,162)       (11,735)       (50,460)       (72,022)       (64,549)        10,264        (68,577)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        19,675,635     10,873,276     15,258,134     26,575,116     22,481,104     17,508,584       (192,333)    27,412,957

        30,413,522     19,540,246    100,836,919     74,261,803    127,431,706    109,923,122    154,113,907    126,700,950
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $50,089,157    $30,413,522   $116,095,053   $100,836,919   $149,912,810   $127,431,706   $153,921,574   $154,113,907
       ===========    ===========   ============   ============   ============   ============   ============   ============






              MAINSTAY VP                   MAINSTAY VP
                S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
                INDEX--                       GROWTH--                   TOTAL RETURN--                   VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $   (282,780)  $ (2,345,203)   $(1,086,206)   $(1,095,207)   $   226,247    $  (500,109)  $   (110,203)   $(1,067,614)
         6,656,139      3,035,684      1,461,041      1,789,108      1,219,905        677,663      3,210,362      1,671,794
                --             --      5,066,617            606      3,274,857        612,174      9,080,567      1,457,508

         1,322,101     25,093,961     (8,767,104)     2,337,920     (2,065,516)     2,495,779    (12,013,541)    10,926,618
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

         7,695,460     25,784,442     (3,325,652)     3,032,427      2,655,493      3,285,507        167,185     12,988,306
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

        24,783,255     27,700,133      4,912,137      8,422,913      3,045,375      5,251,264     14,187,358     15,694,810
       (15,123,265)    (8,765,610)    (3,531,505)    (2,987,897)    (2,874,155)    (2,038,414)    (6,242,351)    (3,684,517)
          (972,715)      (971,644)      (252,061)      (238,230)      (324,137)      (169,265)      (500,336)      (442,968)
         4,768,310      5,994,400        767,128      2,365,846        773,060        852,594      2,517,492      3,187,148
       (12,168,378)    (9,245,454)    (4,182,852)    (6,929,351)    (3,043,738)    (2,818,218)    (5,084,648)     1,761,743

                --             --             --             --             --             --             --             --
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
         1,287,207     14,711,825     (2,287,153)       633,281     (2,423,595)     1,077,961      4,877,515     16,516,216
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------


           (38,265)      (114,686)        13,355        (28,742)       (11,855)       (16,673)        (5,795)       (53,784)
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
         8,944,402     40,381,581     (5,599,450)     3,636,966        220,043      4,346,795      5,038,905     29,450,738


       223,987,747    183,606,166     70,912,451     67,275,485     47,241,635     42,894,840     99,181,228     69,730,490
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
      $232,932,149   $223,987,747    $65,313,001    $70,912,451    $47,461,678    $47,241,635   $104,220,133    $99,181,228
      ============   ============    ===========    ===========    ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                            COLUMBIA SMALL
                                                                     ALGER AMERICAN SMALL                   CAP VALUE FUND,
                                                                       CAPITALIZATION--                    VARIABLE SERIES--
                                                                        CLASS S SHARES                          CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (983,751)      $  (722,200)      $  (677,085)      $  (431,809)
     Net realized gain (loss) on investments................       3,719,715         1,325,987         1,778,503           609,248
     Realized gain distribution received....................              --                --         5,731,242         1,127,346
     Change in unrealized appreciation (depreciation) on
       investments..........................................       6,084,778         6,475,942        (8,986,242)        4,058,012
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       8,820,742         7,079,729        (2,153,582)        5,362,797
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       6,136,073        13,324,211         8,082,516        11,313,493
     Policyowners' surrenders...............................      (3,452,074)       (1,979,801)       (3,383,640)       (1,742,721)
     Policyowners' annuity and death benefits...............         (70,976)         (127,911)         (167,214)         (145,863)
     Net transfers from (to) Fixed Account..................         970,090         1,945,607         1,586,402         2,944,505
     Transfers between Investment Divisions.................      (4,657,831)        3,503,488        (5,119,651)       11,535,862
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,074,718)       16,665,594           998,413        23,905,276
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (32,263)          (36,215)            7,755           (22,423)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,713,761        23,709,108        (1,147,414)       29,245,650
NET ASSETS:
     Beginning of year......................................      56,323,579        32,614,471        50,913,539        21,667,889
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $64,037,340       $56,323,579       $49,766,125       $50,913,539
                                                                 ===========       ===========       ===========       ===========








                                                                      JANUS ASPEN SERIES                  JANUS ASPEN SERIES
                                                                          BALANCED--                      WORLDWIDE GROWTH--
                                                                        SERVICE SHARES                      SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    871,269      $    408,114       $  (344,134)      $    33,638
     Net realized gain (loss) on investments................       2,169,091         1,359,922         1,205,454           541,515
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       5,959,978         6,159,147         1,495,676         3,803,338
                                                                ------------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       9,000,338         7,927,183         2,356,996         4,378,491
                                                                ------------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      13,282,294        12,474,276         5,505,221         4,029,316
     Policyowners' surrenders...............................      (6,536,395)       (4,644,752)       (1,840,465)       (1,465,531)
     Policyowners' annuity and death benefits...............        (704,427)       (1,003,348)         (137,298)          (37,272)
     Net transfers from (to) Fixed Account..................       3,300,060         3,320,832           793,803           725,425
     Transfers between Investment Divisions.................        (648,071)       (2,493,509)         (413,780)       (1,878,136)
                                                                ------------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................       8,693,461         7,653,499         3,907,481         1,373,802
                                                                ------------      ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (37,349)          (35,549)          (12,340)          (15,735)
                                                                ------------      ------------       -----------       -----------
          Increase (decrease) in net assets.................      17,656,450        15,545,133         6,252,137         5,736,558
NET ASSETS:
     Beginning of year......................................     101,226,881        85,681,748        31,564,406        25,827,848
                                                                ------------      ------------       -----------       -----------
     End of year............................................    $118,883,331      $101,226,881       $37,816,543       $31,564,406
                                                                ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               DREYFUS IP                                               FIDELITY(R) VIP
               TECHNOLOGY                 FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--                   INCOME--                     MID CAP--
             SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (416,631)   $  (359,619)  $ (2,311,104)  $ (1,140,040)  $    249,505   $  1,850,537   $ (2,165,952)  $ (2,399,217)
           567,188         79,293      5,761,653      2,384,032      2,166,963      1,123,061      7,240,752      4,625,602
                --             --     83,709,146     20,417,114     15,039,457     16,129,006     18,545,789     19,509,813

         3,037,210        809,478    (43,118,863)    (1,151,303)   (18,940,056)     2,678,510      2,566,118     (4,753,011)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         3,187,767        529,152     44,040,832     20,509,803     (1,484,131)    21,781,114     26,186,707     16,983,187
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         3,202,832      3,637,067     53,471,840     58,964,797     30,601,679     26,658,811     22,051,109     28,484,016
        (1,699,773)    (1,193,598)   (14,789,150)    (7,856,268)    (9,903,327)    (5,579,781)   (16,715,204)   (11,237,454)
          (110,825)      (145,742)    (1,244,045)      (750,454)      (702,012)      (614,059)      (840,487)      (717,491)
           551,810        595,626     12,268,340     13,605,907      6,223,957      4,637,573      5,385,413      5,362,456
          (563,638)      (580,164)    (7,499,684)     4,316,813     (2,441,876)     2,315,791     (8,972,809)     2,185,580
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         1,380,406      2,313,189     42,207,301     68,280,795     23,778,421     27,418,335        908,022     24,077,107
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


           (14,248)        (2,925)      (183,845)      (114,494)        (3,539)       (92,493)      (102,850)       (98,477)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         4,553,925      2,839,416     86,064,288     88,676,104     22,290,751     49,106,956     26,991,879     40,961,817

        25,004,981     22,165,565    260,596,026    171,919,922    155,320,120    106,213,164    191,458,543    150,496,726
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $29,558,906    $25,004,981   $346,660,314   $260,596,026   $177,610,871   $155,320,120   $218,450,422   $191,458,543
       ===========    ===========   ============   ============   ============   ============   ============   ============





                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                                                          MID-CAP
            MFS(R) INVESTORS              MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH
             TRUST SERIES--                   SERIES--                      SERIES--                    PORTFOLIO--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                    CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (72,948)    $  (83,175)    $  (104,676)   $ (100,375)   $ (3,426,618)  $    617,984    $  (422,605)   $  (251,561)
          185,187        290,420         450,228       249,929      10,124,464      6,136,316      2,207,137      1,048,674
           61,124             --              --            --      27,977,178      8,728,554             --             --

          412,305        386,395         666,882       518,119      59,027,569     48,935,783      2,555,112        948,952
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------

          585,668        593,640       1,012,434       667,673      93,702,593     64,418,637      4,339,644      1,746,065
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------

          787,187        844,305       1,160,955     1,114,450      84,815,493     52,772,968      5,663,425      3,640,862
         (368,657)      (223,513)       (580,994)     (348,615)    (29,908,137)   (15,919,899)    (1,719,930)      (979,162)
          (25,702)        (1,072)        (48,623)      (47,413)     (1,920,181)    (1,624,719)       (83,677)       (16,841)
          195,747        275,137         356,620       245,797      20,778,074     14,140,197        907,614        477,531
           69,582       (148,269)       (125,230)     (315,147)     43,937,128     22,639,403      7,589,606      2,130,793
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
          658,157        746,588         762,728       649,072     117,702,377     72,007,950     12,357,038      5,253,183
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------


           (2,341)        (3,115)         (4,190)       (3,681)       (282,255)      (248,739)       (17,830)        (8,648)
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
        1,241,484      1,337,113       1,770,972     1,313,064     211,122,715    136,177,848     16,678,852      6,990,600

        6,783,459      5,446,346       8,834,563     7,521,499     322,555,614    186,377,766     18,409,919     11,419,319
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
       $8,024,943     $6,783,459     $10,605,535    $8,834,563    $533,678,329   $322,555,614    $35,088,771    $18,409,919
       ==========     ==========     ===========    ==========    ============   ============    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                              VAN KAMPEN
                                                                         T. ROWE PRICE                       UIF EMERGING
                                                                         EQUITY INCOME                     MARKETS EQUITY--
                                                                         PORTFOLIO--II                         CLASS II
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (109,396)     $   (311,238)     $ (1,336,757)      $  (511,758)
     Net realized gain (loss) on investments................       3,716,757           754,483        10,044,630         2,690,634
     Realized gain distribution received....................      13,036,401         5,033,256        13,028,309         1,538,638
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (14,371,305)       20,636,799        15,982,610        15,781,405
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,272,457        26,113,300        37,718,792        19,498,919
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      33,739,055        31,248,196        28,349,921        22,823,953
     Policyowners' surrenders...............................     (12,902,701)       (6,332,650)       (5,921,441)       (2,795,538)
     Policyowners' annuity and death benefits...............      (1,265,614)       (1,095,090)         (221,533)          (98,392)
     Net transfers from (to) Fixed Account..................       7,493,567         7,573,830         4,445,105         3,750,936
     Transfers between Investment Divisions.................      (5,797,800)         (317,714)       (2,525,258)        7,114,934
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................      21,266,507        31,076,572        24,126,794        30,795,893
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (18,823)         (110,566)         (164,016)          (86,799)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................      23,520,141        57,079,306        61,681,570        50,208,013
NET ASSETS:
     Beginning of year......................................     194,544,174       137,464,868        90,541,349        40,333,336
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $218,064,315      $194,544,174      $152,222,919       $90,541,349
                                                                ============      ============      ============       ===========







                                               VICTORY VIF
                                               DIVERSIFIED
                                                 STOCK--
                                             CLASS A SHARES
                                    --------------------------------
                                         2007              2006
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................     $  (214,024)      $  (239,419)
     Net realized gain (loss) on
       investments...............         958,409           485,172
     Realized gain distribution
       received..................       1,946,548           585,003
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............        (780,172)        1,433,492
                                      -----------       -----------
       Net increase (decrease) in
          net assets resulting
          from operations........       1,910,761         2,264,248
                                      -----------       -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............       2,033,306         2,851,616
     Policyowners' surrenders....      (2,212,976)       (1,200,065)
     Policyowners' annuity and
       death benefits............          (1,334)          (29,070)
     Net transfers from (to)
       Fixed Account.............         580,412         1,166,954
     Transfers between Investment
       Divisions.................         391,510         1,509,534
                                      -----------       -----------
       Net contributions and
          (withdrawals)..........         790,918         4,298,969
                                      -----------       -----------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................          (7,033)           (9,620)
                                      -----------       -----------
          Increase (decrease) in
            net assets...........       2,694,646         6,553,597
NET ASSETS:
     Beginning of year...........      22,864,157        16,310,560
                                      -----------       -----------
     End of year.................     $25,558,803       $22,864,157
                                      ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity) and Series VI policies (New York Life Premium Plus II Variable Annuity). All Series include policies formerly known as LifeStages(R) and MainStay. Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1,2)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares(3)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(4,5)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares(6)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

-------

(1) Formerly MainStay VP Basic Value--Initial Class

(2) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

(3) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(4) Formerly MainStay VP Basic Value--Service Class

(5) The MainStay VP Income & Growth--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on August 17, 2007.

(6) New allocations to Alger American Small Capitalization--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

--------------------------------------------------------------------------------

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of the Separate Account are as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......        11,254             8,188           281,370             9,289

Identified cost........      $154,354          $207,867          $281,364          $194,120







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,872             4,696             5,983             9,781

Identified cost........       $60,779           $62,135           $70,282          $109,068



Investment activity for the year ended December 31, 2007 was as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $13,781           $ 2,213          $247,637           $22,078

Proceeds from sales....        31,535            61,087           150,101            56,828







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 4,936           $11,629           $11,944           $16,829

Proceeds from sales....        16,040            14,964            22,301            31,139



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           12,123             1,986            10,064            50,671             6,711              --               6,822

         $129,024           $20,879          $109,935          $474,105           $85,369             $--            $101,500






                                                                                   ALGER
        MAINSTAY VP       MAINSTAY VP                                         AMERICAN SMALL      CVS CALVERT       DREYFUS IP
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       CAPITALIZA-         SOCIAL          TECHNOLOGY
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           TION--           BALANCED          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES
      --------------------------------------------------------------------------------------------------------------------------


           14,564             3,914             8,436            10,961             2,359            21,011             1,741

         $372,165           $38,512          $152,787          $171,445           $40,649           $38,616           $15,484








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $12,005           $7,587            $12,401          $ 53,503           $55,857           $ 9,254           $23,350

           35,335            7,391             29,490           141,693            15,534            51,401            29,322






                                                                                   ALGER
        MAINSTAY VP       MAINSTAY VP                                         AMERICAN SMALL      CVS CALVERT       DREYFUS IP
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       CAPITALIZA-         SOCIAL          TECHNOLOGY
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           TION--           BALANCED          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $ 11,795           $ 4,331           $15,458           $24,356           $ 2,008           $5,876            $2,333

          116,872            13,930            38,580            48,182            24,114            8,954             5,433

--------------------------------------------------------------------------------







                                                                                  JANUS ASPEN
                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN         SERIES
                                VIP               VIP             SERIES           WORLDWIDE
                              CONTRA-           EQUITY-         BALANCED--         GROWTH--
                             FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL
                           INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                          --------------------------------------------------------------------


Number of shares.......        14,486             8,161            13,442             4,849

Identified cost........      $367,698          $186,564          $315,309          $167,740









                                              VAN KAMPEN
                                             UIF EMERGING
                              VAN ECK           MARKETS
                             WORLDWIDE         EQUITY--
                            HARD ASSETS         CLASS I
                          --------------------------------


Number of shares.......        10,339             5,246

Identified cost........      $292,706           $78,373









                                                                                  JANUS ASPEN
                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN         SERIES
                                VIP               VIP             SERIES           WORLDWIDE
                              CONTRA-           EQUITY-         BALANCED--         GROWTH--
                             FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL
                           INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                          --------------------------------------------------------------------


Purchases..............      $109,534           $25,345          $ 14,212           $ 3,331

Proceeds from sales....        86,076            48,385           107,918            45,592









                                              VAN KAMPEN
                                             UIF EMERGING
                              VAN ECK           MARKETS
                          WORLDWIDE HARD       EQUITY--
                              ASSETS            CLASS I
                          --------------------------------


Purchases..............      $117,146           $31,743

Proceeds from sales....        50,883            34,337



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                               NEUBERGER
          MFS(R)                                                BERMAN             ROYCE             ROYCE
         INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
         SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


              995             1,309              185               257              4,707             4,305             8,217

          $17,209           $18,871           $4,893            $4,609            $67,563           $45,334          $168,470





                                                               NEUBERGER
          MFS(R)                                                BERMAN             ROYCE             ROYCE
         INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
         SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


          $1,470            $   738           $2,066            $  398            $32,124           $18,683           $21,038

           6,748             10,075            2,060             1,679              9,679             5,627            46,948

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        12,702             7,499             1,918             2,662

Identified cost.............      $137,233          $101,459           $41,447           $57,586







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                  EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............         7,454              --              11,120             3,355

Identified cost.............      $101,715             $--            $179,521           $41,157










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $34,912           $29,428           $ 4,542           $16,924

Proceeds from sales.........        21,882            11,343            10,446             5,894







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                  EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $76,567           $10,824           $64,467           $17,557

Proceeds from sales.........         6,672            38,081            19,108             5,210



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                                                                       MAINSTAY VP
        MAINSTAY VP                           MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP        HIGH YIELD
       CONSERVATIVE        MAINSTAY VP        DEVELOPING         FLOATING         MAINSTAY VP         GROWTH            CORPORATE
       ALLOCATION--       CONVERTIBLE--        GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--          BOND--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           10,689              8,827              2,711            21,612             6,255             7,258             46,784

         $116,083           $103,769            $30,536          $212,357           $67,398           $81,499           $468,735






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
          MID CAP            MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP
          CORE--            GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


            7,894              9,655             12,493            16,331            17,414             7,820              6,230
         $113,122           $123,840           $156,112          $178,169          $192,615          $191,945            $66,277









                                                                                                                       MAINSTAY VP
        MAINSTAY VP                           MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP        HIGH YIELD
       CONSERVATIVE        MAINSTAY VP        DEVELOPING         FLOATING         MAINSTAY VP         GROWTH            CORPORATE
       ALLOCATION--       CONVERTIBLE--        GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--          BOND--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


          $82,734            $23,736            $14,245          $109,837           $19,901           $49,398           $102,804
           11,383              9,115              4,927            76,046             7,954             7,691             36,350






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
          MID CAP            MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP
          CORE--            GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


          $36,972            $29,723            $34,623          $103,069          $106,346           $25,592            $11,395

           14,410             16,576             17,289            14,259            11,090            24,503              9,720

--------------------------------------------------------------------------------






                                                                                        COLUMBIA
                                                                        ALGER           SMALL CAP
                                                                   AMERICAN SMALL      VALUE FUND,
                                 MAINSTAY VP       MAINSTAY VP       CAPITALIZA-        VARIABLE
                               TOTAL RETURN--        VALUE--           TION--           SERIES--
                                SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        CLASS B
                               --------------------------------------------------------------------


Number of shares............         2,599             5,648             1,957             2,772

Identified cost.............       $44,256           $98,956           $46,034           $53,794





                                                                      NEUBERGER
                                                                       BERMAN
                                   MFS(R)            MFS(R)          AMT MID-CAP
                                  RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                  SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                               --------------------------------------------------------------------


Number of shares............          528             15,675             1,248             9,255

Identified cost.............       $8,522           $407,530           $29,933          $208,425








                                                                                        COLUMBIA
                                                                        ALGER           SMALL CAP
                                                                   AMERICAN SMALL      VALUE FUND,
                                 MAINSTAY VP       MAINSTAY VP       CAPITALIZA-        VARIABLE
                               TOTAL RETURN--        VALUE--           TION--           SERIES--
                                SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        CLASS B
                               --------------------------------------------------------------------


Purchases...................       $8,096            $26,001           $6,988            $18,158

Proceeds from sales.........        7,045             12,073            9,010             12,099





                                                                      NEUBERGER
                                                                       BERMAN
                                   MFS(R)            MFS(R)          AMT MID-CAP
                                  RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                  SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                               --------------------------------------------------------------------


Purchases...................       $2,203           $169,757           $19,440           $51,744

Proceeds from sales.........        1,559             27,601             7,590            17,411



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                          FIDELITY(R)       FIDELITY(R)
                              VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
        DREYFUS IP          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS
        TECHNOLOGY         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST
         GROWTH--        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--
      SERVICE SHARES           2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            2,791            12,650             7,555             6,161             3,836             1,089              344

          $24,471          $361,575          $186,412          $193,606           $99,783           $30,820           $6,642






        VAN KAMPEN          VICTORY
       UIF EMERGING           VIF
          MARKETS         DIVERSIFIED
         EQUITY--           STOCK--
         CLASS II       CLASS A SHARES
      --------------------------------


            6,289             1,943

         $111,222           $23,633








                          FIDELITY(R)       FIDELITY(R)
                              VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
        DREYFUS IP          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS
        TECHNOLOGY         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST
         GROWTH--        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--
      SERVICE SHARES           2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $5,366           $140,873           $52,451           $47,330           $19,279           $8,292            $1,441

           4,424             17,656            13,363            29,823             9,792            4,546               805






        VAN KAMPEN          VICTORY
       UIF EMERGING           VIF
          MARKETS         DIVERSIFIED
         EQUITY--           STOCK--
         CLASS II       CLASS A SHARES
      --------------------------------


          $55,792           $7,386

           19,973            4,873

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies formerly known as LifeStages(R) and MainStay. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:





                                                                  MAINSTAY VP
                                            MAINSTAY VP             CAPITAL
                                              BOND--            APPRECIATION--
                                           INITIAL CLASS         INITIAL CLASS
                                        ------------------    ------------------
                                          2007       2006       2007       2006
                                        ----------------------------------------

SERIES I POLICIES
Units Issued..........................      117        110        144        202
Units Redeemed........................   (1,181)    (2,022)    (2,735)    (3,697)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............   (1,064)    (1,912)    (2,591)    (3,495)
                                         ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................       16         --         --         --
Units Redeemed........................      (21)       (16)       (16)       (48)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (5)       (16)       (16)       (48)
                                         ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................      116         43         21         41
Units Redeemed........................     (300)      (633)      (416)      (673)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............     (184)      (590)      (395)      (632)
                                         ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       18         26         23         13
Units Redeemed........................      (61)      (170)      (152)      (137)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............      (43)      (144)      (129)      (124)
                                         ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................        2         --         --          1
Units Redeemed........................       (6)        (4)        --         (2)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (4)        (4)        --         (1)
                                         ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       --         --         --         --
                                         ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                                MAINSTAY VP                                 MAINSTAY VP
          MAINSTAY VP             COMMON              MAINSTAY VP           DEVELOPING
             CASH                 STOCK--            CONVERTIBLE--           GROWTH--
          MANAGEMENT           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


       51,819     22,980         83        114         91         96       122         38
      (33,484)   (33,846)    (1,669)    (2,005)    (1,288)    (1,432)     (236)      (258)
      -------    -------     ------     ------     ------     ------      ----       ----
       18,335    (10,866)    (1,586)    (1,891)    (1,197)    (1,336)     (114)      (220)
      =======    =======     ======     ======     ======     ======      ====       ====




        9,841      4,683          5         --          7          4        --          2
       (2,977)    (3,121)       (15)       (38)       (26)       (19)       (3)        (5)
      -------    -------     ------     ------     ------     ------      ----       ----
        6,864      1,562        (10)       (38)       (19)       (15)       (3)        (3)
      =======    =======     ======     ======     ======     ======      ====       ====




       42,524      9,974         30         39         62         55       104         54
      (11,800)    (7,442)      (549)      (427)      (223)      (454)      (54)       (51)
      -------    -------     ------     ------     ------     ------      ----       ----
       30,724      2,532       (519)      (388)      (161)      (399)       50          3
      =======    =======     ======     ======     ======     ======      ====       ====




       17,473     23,484          8         19         19         19        10          4
       (3,027)   (16,940)       (60)       (94)       (81)      (125)       (7)       (19)
      -------    -------     ------     ------     ------     ------      ----       ----
       14,446      6,544        (52)       (75)       (62)      (106)        3        (15)
      =======    =======     ======     ======     ======     ======      ====       ====




        3,326      1,996          1          3          1         21         6          1
       (2,299)    (1,105)        (2)       (19)        (7)        (6)       --         (1)
      -------    -------     ------     ------     ------     ------      ----       ----
        1,027        891         (1)       (16)        (6)        15         6         --
      =======    =======     ======     ======     ======     ======      ====       ====




       11,263      5,740         --         --         --         --        --         --
       (2,888)    (2,435)        --         --         --         --        --         --
      -------    -------     ------     ------     ------     ------      ----       ----
        8,375      3,305         --         --         --         --        --         --
      =======    =======     ======     ======     ======     ======      ====       ====


--------------------------------------------------------------------------------







                                                                   MAINSTAY VP
                                                                   HIGH YIELD
                                             MAINSTAY VP            CORPORATE
                                            GOVERNMENT--             BOND--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................        73        117        205        269
Units Redeemed........................    (1,067)    (1,713)    (3,974)    (4,718)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (994)    (1,596)    (3,769)    (4,449)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        --         --         16         60
Units Redeemed........................       (14)       (29)      (111)       (41)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       (14)       (29)       (95)        19
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................        14         11        137        127
Units Redeemed........................      (259)      (562)      (823)      (937)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (245)      (551)      (686)      (810)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        11         11         35         44
Units Redeemed........................      (121)      (200)      (335)      (456)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (110)      (189)      (300)      (412)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         2          1          2          2
Units Redeemed........................        (6)        (9)       (31)       (26)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (4)        (8)       (29)       (24)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT            INCOME &            INTERNATIONAL           LARGE CAP
           EQUITY--              GROWTH--              EQUITY--              GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


       2,644        102          33        50        227        744         84         75
        (690)      (366)     (2,868)     (851)      (597)      (585)      (788)      (933)
       -----       ----      ------      ----       ----       ----       ----       ----
       1,954       (264)     (2,835)     (801)      (370)       159       (704)      (858)
       =====       ====      ======      ====       ====       ====       ====       ====




          27          2          11         6         18         37          3         --
          (6)        (9)        (27)      (23)       (24)       (13)        (6)       (17)
       -----       ----      ------      ----       ----       ----       ----       ----
          21         (7)        (16)      (17)        (6)        24         (3)       (17)
       =====       ====      ======      ====       ====       ====       ====       ====




         797        103           1        32        102        504         68         51
        (205)       (96)       (877)     (105)      (204)       (99)      (149)      (143)
       -----       ----      ------      ----       ----       ----       ----       ----
         592          7        (876)      (73)      (102)       405        (81)       (92)
       =====       ====      ======      ====       ====       ====       ====       ====




         187         28           1         7         37         93         25         10
         (29)       (17)       (188)      (20)       (25)       (32)       (24)       (23)
       -----       ----      ------      ----       ----       ----       ----       ----
         158         11        (187)      (13)        12         61          1        (13)
       =====       ====      ======      ====       ====       ====       ====       ====




           2         --          --         1          1         77         12          3
          --        (17)         (2)       (4)       (91)        (8)        (2)        (3)
       -----       ----      ------      ----       ----       ----       ----       ----
           2        (17)         (2)       (3)       (90)        69         10         --
       =====       ====      ======      ====       ====       ====       ====       ====




          --         --          --        --         --         --         --         --
          --         --          --        --         --         --         --         --
       -----       ----      ------      ----       ----       ----       ----       ----
          --         --          --        --         --         --         --         --
       =====       ====      ======      ====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               MID CAP               MID CAP
                                               CORE--               GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       71         75         75        142
Units Redeemed........................     (408)      (403)      (843)      (766)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (337)      (328)      (768)      (624)
                                           ====       ====       ====       ====



SERIES II POLICIES
Units Issued..........................        1          7          1          1
Units Redeemed........................       (8)        (1)        (7)        (9)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       (7)         6         (6)        (8)
                                           ====       ====       ====       ====



SERIES III POLICIES
Units Issued..........................       13         26         10         47
Units Redeemed........................     (183)      (192)      (202)      (427)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (170)      (166)      (192)      (380)
                                           ====       ====       ====       ====



SERIES IV POLICIES
Units Issued..........................        7         11         10         21
Units Redeemed........................      (22)       (51)       (57)       (93)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      (15)       (40)       (47)       (72)
                                           ====       ====       ====       ====



SERIES V POLICIES
Units Issued..........................       --         --          1         --
Units Redeemed........................       --         (1)        --         (1)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         (1)         1         (1)
                                           ====       ====       ====       ====



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         --         --         --
                                           ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP          MAINSTAY VP
            MID CAP               S&P 500             SMALL CAP          MAINSTAY VP
            VALUE--               INDEX--             GROWTH--         TOTAL RETURN--
         INITIAL CLASS         INITIAL CLASS        INITIAL CLASS       INITIAL CLASS
      ------------------    ------------------    ----------------    ----------------
        2007       2006       2007       2006      2007      2006      2007      2006
      --------------------------------------------------------------------------------


          109        137        174        225        45        64        83        91
       (1,179)    (1,364)    (3,252)    (4,076)     (749)     (681)   (1,569)   (1,993)
       ------     ------     ------     ------      ----      ----    ------    ------
       (1,070)    (1,227)    (3,078)    (3,851)     (704)     (617)   (1,486)   (1,902)
       ======     ======     ======     ======      ====      ====    ======    ======




            3         --          4         --        --         2        --        --
          (13)       (14)       (23)       (67)       (5)      (20)       (5)      (19)
       ------     ------     ------     ------      ----      ----    ------    ------
          (10)       (14)       (19)       (67)       (5)      (18)       (5)      (19)
       ======     ======     ======     ======      ====      ====    ======    ======




           28         46         96        138        10        24        10        31
         (525)      (471)    (1,814)    (1,192)     (309)     (216)     (307)     (317)
       ------     ------     ------     ------      ----      ----    ------    ------
         (497)      (425)    (1,718)    (1,054)     (299)     (192)     (297)     (286)
       ======     ======     ======     ======      ====      ====    ======    ======




           16         23         30         28         5        12         3         7
          (82)      (129)      (177)      (207)      (64)      (99)      (70)      (54)
       ------     ------     ------     ------      ----      ----    ------    ------
          (66)      (106)      (147)      (179)      (59)      (87)      (67)      (47)
       ======     ======     ======     ======      ====      ====    ======    ======




           --         --          1          1         1        --        --        --
           (2)        (6)        (1)       (14)       (1)       (2)       --       (21)
       ------     ------     ------     ------      ----      ----    ------    ------
           (2)        (6)        --        (13)       --        (2)       --       (21)
       ======     ======     ======     ======      ====      ====    ======    ======




           --         --         --         --        --        --        --        --
           --         --         --         --        --        --        --        --
       ------     ------     ------     ------      ----      ----    ------    ------
           --         --         --         --        --        --        --        --
       ======     ======     ======     ======      ====      ====    ======    ======


--------------------------------------------------------------------------------








                                                                ALGER
                                       MAINSTAY VP         AMERICAN SMALL
                                         VALUE--          CAPITALIZATION--
                                      INITIAL CLASS        CLASS O SHARES
                                   ------------------    ------------------
                                     2007       2006       2007       2006
                                   ----------------------------------------

SERIES I POLICIES
Units Issued....................        89        111         64       116
Units Redeemed..................    (1,458)    (1,438)    (1,231)     (881)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......    (1,369)    (1,327)    (1,167)     (765)
                                    ======     ======     ======      ====



SERIES II POLICIES
Units Issued....................        32         --          1         5
Units Redeemed..................       (16)       (26)        (9)      (16)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        16        (26)        (8)      (11)
                                    ======     ======     ======      ====



SERIES III POLICIES
Units Issued....................        30         46         29       103
Units Redeemed..................      (446)      (343)      (328)     (129)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......      (416)      (297)      (299)      (26)
                                    ======     ======     ======      ====



SERIES IV POLICIES
Units Issued....................        13         19          3         7
Units Redeemed..................      (115)       (98)       (26)       (9)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......      (102)       (79)       (23)       (2)
                                    ======     ======     ======      ====



SERIES V POLICIES
Units Issued....................         1         --         --        --
Units Redeemed..................        (1)        (6)        (1)       (3)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        --         (6)        (1)       (3)
                                    ======     ======     ======      ====



SERIES VI POLICIES
Units Issued....................        --         --         --        --
Units Redeemed..................        --         --         --        --
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        --         --         --        --
                                    ======     ======     ======      ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            FIDELITY(R)
          CVS CALVERT           DREYFUS IP            FIDELITY(R)               VIP
            SOCIAL              TECHNOLOGY                VIP                 EQUITY-
           BALANCED              GROWTH--           CONTRAFUND(R)--          INCOME--
           PORTFOLIO          INITIAL SHARES         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          57         63         22         29         137        241        103        118
        (268)      (331)      (241)      (168)     (2,445)    (2,227)    (1,613)    (1,428)
        ----       ----       ----       ----      ------     ------     ------     ------
        (211)      (268)      (219)      (139)     (2,308)    (1,986)    (1,510)    (1,310)
        ====       ====       ====       ====      ======     ======     ======     ======




           6          9         --         13          40         28          7         23
          (4)        (4)        (3)        (1)        (35)       (24)        (9)       (12)
        ----       ----       ----       ----      ------     ------     ------     ------
           2          5         (3)        12           5          4         (2)        11
        ====       ====       ====       ====      ======     ======     ======     ======




          27         45         19         12         108        151         51        149
        (120)      (189)       (68)      (137)       (464)      (336)      (349)      (237)
        ----       ----       ----       ----      ------     ------     ------     ------
         (93)      (144)       (49)      (125)       (356)      (185)      (298)       (88)
        ====       ====       ====       ====      ======     ======     ======     ======




          27         51         --          3          67         82         15         30
         (46)       (21)       (22)       (33)        (75)       (72)       (87)       (40)
        ----       ----       ----       ----      ------     ------     ------     ------
         (19)        30        (22)       (30)         (8)        10        (72)       (10)
        ====       ====       ====       ====      ======     ======     ======     ======




           3          3          1          1           1          7          5          6
          (7)        (5)        --         (1)        (11)       (16)       (16)       (31)
        ----       ----       ----       ----      ------     ------     ------     ------
          (4)        (2)         1         --         (10)        (9)       (11)       (25)
        ====       ====       ====       ====      ======     ======     ======     ======




          19         44         --         --          --         --         --         --
         (31)        (9)        --         --          --         --         --         --
        ----       ----       ----       ----      ------     ------     ------     ------
         (12)        35         --         --          --         --         --         --
        ====       ====       ====       ====      ======     ======     ======     ======


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN
                                             JANUS ASPEN             SERIES
                                               SERIES               WORLDWIDE
                                             BALANCED--             GROWTH--
                                            INSTITUTIONAL         INSTITUTIONAL
                                               SHARES                SHARES
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       172        211        125        163
Units Redeemed........................    (3,629)    (4,393)    (2,060)    (2,699)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............    (3,457)    (4,182)    (1,935)    (2,536)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        11          6         --          1
Units Redeemed........................       (14)       (61)       (42)       (36)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (3)       (55)       (42)       (35)
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................        68         59         26         24
Units Redeemed........................      (773)      (855)      (190)      (284)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (705)      (796)      (164)      (260)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        31         23          5         11
Units Redeemed........................      (222)      (191)       (54)       (64)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (191)      (168)       (49)       (53)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         5          3          2         --
Units Redeemed........................       (14)       (27)        (1)        (5)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (9)       (24)         1         (5)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                             NEUBERGER
            MFS(R)                                                            BERMAN
           INVESTORS              MFS(R)                MFS(R)              AMT MID CAP
             TRUST               RESEARCH              UTILITIES              GROWTH
           SERIES--              SERIES--              SERIES--             PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            CLASS I
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          22         16         18         27        21          9         --         19
        (412)      (412)      (662)      (714)      (27)       (99)       (46)       (57)
        ----       ----       ----       ----       ---        ---        ---        ---
        (390)      (396)      (644)      (687)       (6)       (90)       (46)       (38)
        ====       ====       ====       ====       ===        ===        ===        ===




           3         --         --          1         2          2          1         --
         (10)        (4)        (9)        (4)       (2)        --         (1)        (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          (7)        (4)        (9)        (3)       --          2         --         (1)
        ====       ====       ====       ====       ===        ===        ===        ===




          12          6          9         12        14         55          1          4
         (68)      (125)      (109)       (96)      (26)       (47)       (26)       (24)
        ----       ----       ----       ----       ---        ---        ---        ---
         (56)      (119)      (100)       (84)      (12)         8        (25)       (20)
        ====       ====       ====       ====       ===        ===        ===        ===




           3          3          1          3        --          1         --          2
         (14)       (12)        (8)       (15)       (2)        (1)        (6)        (5)
        ----       ----       ----       ----       ---        ---        ---        ---
         (11)        (9)        (7)       (12)       (2)        --         (6)        (3)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         (2)        --         (2)       --         (1)        (1)        (4)
        ----       ----       ----       ----       ---        ---        ---        ---
          --         (2)        --         (2)       --         (1)        (1)        (4)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         --         --         --        --         --         --         --
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        --         --         --         --
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------







                                                ROYCE                 ROYCE
                                              MICRO-CAP             SMALL-CAP
                                             PORTFOLIO--           PORTFOLIO--
                                             INVESTMENT            INVESTMENT
                                                CLASS                 CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................      451       976         277       580
Units Redeemed........................     (149)      (84)       (106)      (60)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      302       892         171       520
                                           ====       ===        ====       ===



SERIES II POLICIES
Units Issued..........................       69        43          71        31
Units Redeemed........................      (25)       (3)         (8)      (97)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............       44        40          63       (66)
                                           ====       ===        ====       ===



SERIES III POLICIES
Units Issued..........................      175       607         209       361
Units Redeemed........................      (72)      (21)        (38)      (19)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      103       586         171       342
                                           ====       ===        ====       ===



SERIES IV POLICIES
Units Issued..........................      526       648         332       429
Units Redeemed........................      (36)      (17)        (27)      (19)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      490       631         305       410
                                           ====       ===        ====       ===



SERIES V POLICIES
Units Issued..........................       52        27          18        21
Units Redeemed........................       (6)       (1)         (4)       (1)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............       46        26          14        20
                                           ====       ===        ====       ===



SERIES VI POLICIES
Units Issued..........................      239       447         212       274
Units Redeemed........................      (84)      (16)        (35)      (17)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      155       431         177       257
                                           ====       ===        ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      VAN KAMPEN
         T. ROWE PRICE                               UIF EMERGING
            EQUITY                VAN ECK               MARKETS
            INCOME               WORLDWIDE             EQUITY--
           PORTFOLIO            HARD ASSETS             CLASS I
      ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006
      --------------------------------------------------------------


          109        161       618        882         50        463
       (1,738)    (1,736)     (390)      (426)      (547)      (434)
       ------     ------      ----       ----       ----       ----
       (1,629)    (1,575)      228        456       (497)        29
       ======     ======      ====       ====       ====       ====




           26         18       126         68          9          7
          (23)       (11)      (32)        (9)       (41)        (3)
       ------     ------      ----       ----       ----       ----
            3          7        94         59        (32)         4
       ======     ======      ====       ====       ====       ====




           60         76       349        642         37        217
         (587)      (362)     (468)      (209)       (99)       (87)
       ------     ------      ----       ----       ----       ----
         (527)      (286)     (119)       433        (62)       130
       ======     ======      ====       ====       ====       ====




           25         20       554        702          5         34
         (108)       (80)     (101)       (73)       (11)       (14)
       ------     ------      ----       ----       ----       ----
          (83)       (60)      453        629         (6)        20
       ======     ======      ====       ====       ====       ====




            1          5        31         39          3          2
          (18)       (24)      (13)        (2)        (2)        (2)
       ------     ------      ----       ----       ----       ----
          (17)       (19)       18         37          1         --
       ======     ======      ====       ====       ====       ====




           --         --       448        503         --         --
           --         --       (87)       (50)        --         --
       ------     ------      ----       ----       ----       ----
           --         --       361        453         --         --
       ======     ======      ====       ====       ====       ====


--------------------------------------------------------------------------------




                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             CAPITAL
                              BALANCED--              BOND--            APPRECIATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      612      1,382        330        272        103        150
Units Redeemed.........     (969)      (386)       (74)       (85)       (74)       (79)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........     (357)       996        256        187         29         71
                            ====      =====       ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      120        189        319         61         36         16
Units Redeemed.........      (58)       (53)       (29)       (13)        (6)        (5)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       62        136        290         48         30         11
                            ====      =====       ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........      416        923        297        301         39         88
Units Redeemed.........     (157)      (110)      (149)      (348)      (216)      (203)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      259        813        148        (47)      (177)      (115)
                            ====      =====       ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........      647        972        534        442         50        116
Units Redeemed.........     (124)      (111)      (157)      (229)      (138)      (131)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      523        861        377        213        (88)       (15)
                            ====      =====       ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........       33         70         91         38          6          1
Units Redeemed.........      (18)       (33)       (28)       (20)       (13)        (2)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       15         37         63         18         (7)        (1)
                            ====      =====       ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........      413        852        534        183         60        108
Units Redeemed.........     (295)      (152)      (153)      (101)      (217)      (166)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      118        700        381         82       (157)       (58)
                            ====      =====       ====       ====       ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
            COMMON             CONSERVATIVE           MAINSTAY VP           DEVELOPING
            STOCK--            ALLOCATION--          CONVERTIBLE--           GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(A)      2007       2006       2007       2006
      ------------------------------------------------------------------------------------


        132         147      1,753      1,712        210        244       107         98
        (49)        (24)      (355)      (100)       (66)      (101)      (19)       (17)
        ---        ----      -----      -----       ----       ----       ---        ---
         83         123      1,398      1,612        144        143        88         81
        ===        ====      =====      =====       ====       ====       ===        ===



         52          32        786        214        185         95        65         10
         (2)         (3)       (86)       (35)       (16)       (16)       (3)        (2)
        ---        ----      -----      -----       ----       ----       ---        ---
         50          29        700        179        169         79        62          8
        ===        ====      =====      =====       ====       ====       ===        ===



        105         152      1,501        938        246        294        91         91
        (94)       (112)      (135)       (19)      (148)      (247)      (23)       (69)
        ---        ----      -----      -----       ----       ----       ---        ---
         11          40      1,366        919         98         47        68         22
        ===        ====      =====      =====       ====       ====       ===        ===



        271         185      1,270        688        330        398       108         86
        (74)        (87)       (45)        (7)      (171)      (169)      (24)       (49)
        ---        ----      -----      -----       ----       ----       ---        ---
        197          98      1,225        681        159        229        84         37
        ===        ====      =====      =====       ====       ====       ===        ===



         13           9        174        109         43         29        17          3
         (6)         (3)       (19)       (18)       (19)       (22)       (3)        (2)
        ---        ----      -----      -----       ----       ----       ---        ---
          7           6        155         91         24          7        14          1
        ===        ====      =====      =====       ====       ====       ===        ===



        137         167      1,374        842        288        280       161         68
        (53)        (31)       (97)        (5)       (95)      (153)      (18)       (12)
        ---        ----      -----      -----       ----       ----       ---        ---
         84         136      1,277        837        193        127       143         56
        ===        ====      =====      =====       ====       ====       ===        ===


--------------------------------------------------------------------------------








                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             GROWTH
                            FLOATING RATE--        GOVERNMENT--          ALLOCATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007     2006(A)
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........     1,555     3,048        245        209      1,371      1,570
Units Redeemed.........    (3,107)     (359)       (60)       (85)      (264)       (46)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,552)    2,689        185        124      1,107      1,524
                           ======     =====       ====       ====      =====      =====


SERIES II POLICIES
Units Issued...........     1,035       735        147         26        108         53
Units Redeemed.........      (449)     (311)       (12)       (14)       (23)        --
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........       586       424        135         12         85         53
                           ======     =====       ====       ====      =====      =====


SERIES III POLICIES
Units Issued...........     1,415     2,766        180        206        774        656
Units Redeemed.........      (487)     (115)      (148)      (160)       (51)       (10)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........       928     2,651         32         46        723        646
                           ======     =====       ====       ====      =====      =====


SERIES IV POLICIES
Units Issued...........     1,899     2,444        287        308        637      1,008
Units Redeemed.........      (344)     (143)      (113)      (159)       (30)        (9)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........     1,555     2,301        174        149        607        999
                           ======     =====       ====       ====      =====      =====


SERIES V POLICIES
Units Issued...........       188       244        120         48         37         64
Units Redeemed.........      (194)      (90)       (22)       (13)       (15)        --
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........        (6)      154         98         35         22         64
                           ======     =====       ====       ====      =====      =====


SERIES VI POLICIES
Units Issued...........     1,133     1,383        386        178        783        522
Units Redeemed.........      (411)     (117)       (58)       (48)       (42)       (11)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........       722     1,266        328        130        741        511
                           ======     =====       ====       ====      =====      =====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
          HIGH YIELD            ICAP SELECT           MAINSTAY VP          INTERNATIONAL
       CORPORATE BOND--          EQUITY--          INCOME & GROWTH--         EQUITY--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


        1,064      1,083       792        99          59       103         536       512
         (331)      (349)      (39)      (18)       (431)      (33)        (69)      (42)
       ------     ------     -----       ---        ----       ---        ----       ---
          733        734       753        81        (372)       70         467       470
       ======     ======     =====       ===        ====       ===        ====       ===



          850        405       328        27          23        25         290       129
         (196)       (95)      (15)       (3)        (74)       (4)        (90)      (13)
       ------     ------     -----       ---        ----       ---        ----       ---
          654        310       313        24         (51)       21         200       116
       ======     ======     =====       ===        ====       ===        ====       ===



        1,235      1,320     1,097       126          45        77         512       606
       (1,156)      (979)     (101)      (46)       (686)      (58)       (232)      (81)
       ------     ------     -----       ---        ----       ---        ----       ---
           79        341       996        80        (641)       19         280       525
       ======     ======     =====       ===        ====       ===        ====       ===



        1,701      1,726     1,257       199          66        97         779       988
         (711)    (1,080)      (63)      (30)       (700)      (53)       (200)      (93)
       ------     ------     -----       ---        ----       ---        ----       ---
          990        646     1,194       169        (634)       44         579       895
       ======     ======     =====       ===        ====       ===        ====       ===



          136        133        98        19           3        16          81        59
         (238)      (126)      (25)       (8)        (60)       (3)        (25)       (6)
       ------     ------     -----       ---        ----       ---        ----       ---
         (102)         7        73        11         (57)       13          56        53
       ======     ======     =====       ===        ====       ===        ====       ===



        1,388      1,524     1,096       179          51       101         674       923
         (645)      (775)      (97)      (18)       (610)      (88)       (402)      (56)
       ------     ------     -----       ---        ----       ---        ----       ---
          743        749       999       161        (559)       13         272       867
       ======     ======     =====       ===        ====       ===        ====       ===


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                          LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........     190        170         251        285        223        348
Units Redeemed.........     (23)       (29)        (61)       (39)       (97)      (118)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     167        141         190        246        126        230
                            ===        ===        ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      58         20         126         57         76         51
Units Redeemed.........      (6)        (1)        (14)       (11)       (18)       (27)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      52         19         112         46         58         24
                            ===        ===        ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........     228        187         192        245        134        234
Units Redeemed.........     (53)       (43)       (157)       (98)      (204)      (248)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     175        144          35        147        (70)       (14)
                            ===        ===        ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........     298        366         330        391        204        434
Units Redeemed.........     (41)       (29)        (83)       (84)      (231)      (168)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     257        337         247        307        (27)       266
                            ===        ===        ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........      28         15          28         27         13         13
Units Redeemed.........      (7)        (3)        (27)        (7)       (21)       (13)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      21         12           1         20         (8)        --
                            ===        ===        ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........     366        219         255        299        272        394
Units Redeemed.........     (39)       (18)       (166)      (106)       (93)      (348)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     327        201          89        193        179         46
                            ===        ===        ====       ====       ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      MAINSTAY VP
                                MAINSTAY VP            MODERATE
          MAINSTAY VP            MODERATE               GROWTH              MAINSTAY VP           MAINSTAY VP
        MID CAP VALUE--        ALLOCATION--          ALLOCATION--         S&P 500 INDEX--     SMALL CAP GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(A)      2007     2006(A)      2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


         310        388      2,528      2,885      2,881      3,285        565        719        144        215
        (104)      (104)      (604)      (105)      (455)       (91)      (258)      (240)       (84)       (88)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         206        284      1,924      2,780      2,426      3,194        307        479         60        127
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         129         78        560        225        285        378        163         76         28         16
         (24)       (19)       (27)       (10)       (45)       (25)       (14)       (11)        (3)        (3)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         105         59        533        215        240        353        149         65         25         13
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         209        360      1,640      2,045      1,578      2,321        330        468         55        168
        (392)      (330)      (108)       (20)      (133)       (31)      (820)      (617)      (218)      (202)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (183)        30      1,532      2,025      1,445      2,290       (490)      (149)      (163)       (34)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         430        630      2,036      1,987      1,691      2,013        493        731         80        219
        (215)      (297)      (108)       (25)      (100)       (32)      (437)      (300)      (137)      (164)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         215        333      1,928      1,962      1,591      1,981         56        431        (57)        55
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          23         28        207        175        106        170         62         44          8          8
         (35)       (20)       (19)        (4)        (6)        (3)       (35)       (80)       (20)       (22)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (12)         8        188        171        100        167         27        (36)       (12)       (14)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         254        423      1,356      1,564      1,813      1,422        415        556         94        158
        (268)      (350)      (140)       (38)       (61)       (11)      (341)      (222)      (101)      (254)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (14)        73      1,216      1,526      1,752      1,411         74        334         (7)       (96)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                                                        ALGER AMERICAN
                              MAINSTAY VP           MAINSTAY VP              SMALL
                            TOTAL RETURN--            VALUE--          CAPITALIZATION--
                             SERVICE CLASS         SERVICE CLASS        CLASS S SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      100        123        231        282         87       218
Units Redeemed.........      (74)       (68)       (78)       (49)       (59)      (18)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       26         55        153        233         28       200
                            ====       ====       ====       ====       ====       ===


SERIES II POLICIES
Units Issued...........       25         14        118         56         28        24
Units Redeemed.........       (5)        (1)       (12)        (4)        (5)       (6)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       20         13        106         52         23        18
                            ====       ====       ====       ====       ====       ===


SERIES III POLICIES
Units Issued...........       61        109        169        290         55       215
Units Redeemed.........     (214)      (131)      (243)      (128)       (93)      (41)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........     (153)       (22)       (74)       162        (38)      174
                            ====       ====       ====       ====       ====       ===


SERIES IV POLICIES
Units Issued...........       56        121        275        422         99       355
Units Redeemed.........      (91)       (85)      (166)       (78)      (125)      (37)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........      (35)        36        109        344        (26)      318
                            ====       ====       ====       ====       ====       ===


SERIES V POLICIES
Units Issued...........        4          8         28         12          4         6
Units Redeemed.........       (7)        (7)       (12)        (3)       (12)       (1)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       (3)         1         16          9         (8)        5
                            ====       ====       ====       ====       ====       ===


SERIES VI POLICIES
Units Issued...........       51        136        256        418         90       261
Units Redeemed.........      (88)      (127)      (241)       (54)       (99)      (22)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........      (37)         9         15        364         (9)      239
                            ====       ====       ====       ====       ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








      COLUMBIA SMALL CAP        DREYFUS IP
          VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
       VARIABLE SERIES--         GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
            CLASS B           SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         165       655         92        113         729        998        455        541
        (166)      (84)       (43)       (33)       (151)       (93)       (93)       (79)
        ----       ---        ---        ---       -----      -----       ----       ----
          (1)      571         49         80         578        905        362        462
        ====       ===        ===        ===       =====      =====       ====       ====



          88        61         45          5         324        179        254        157
          (8)       (3)        (4)        (2)        (62)       (19)       (44)        (7)
        ----       ---        ---        ---       -----      -----       ----       ----
          80        58         41          3         262        160        210        150
        ====       ===        ===        ===       =====      =====       ====       ====



          92       489         31         58         619        856        424        374
        (210)      (24)       (51)       (76)       (461)      (149)      (133)      (133)
        ----       ---        ---        ---       -----      -----       ----       ----
        (118)      465        (20)       (18)        158        707        291        241
        ====       ===        ===        ===       =====      =====       ====       ====



         233       411         91        131       1,172      1,701        601        693
         (40)      (26)       (85)       (34)       (281)      (176)      (176)      (117)
        ----       ---        ---        ---       -----      -----       ----       ----
         193       385          6         97         891      1,525        425        576
        ====       ===        ===        ===       =====      =====       ====       ====



          16        35          6          2         116         91         90         97
          (9)       (1)       (10)        (1)        (52)       (13)      (122)       (27)
        ----       ---        ---        ---       -----      -----       ----       ----
           7        34         (4)         1          64         78        (32)        70
        ====       ===        ===        ===       =====      =====       ====       ====



         146       484         51         67         761      1,095        535        560
        (231)      (16)       (22)       (37)       (319)      (102)      (276)       (84)
        ----       ---        ---        ---       -----      -----       ----       ----
         (85)      468         29         30         442        993        259        476
        ====       ===        ===        ===       =====      =====       ====       ====


--------------------------------------------------------------------------------









                              FIDELITY(R)           JANUS ASPEN       JANUS ASPEN SERIES
                             VIP MID CAP--       SERIES BALANCED--    WORLDWIDE GROWTH--
                            SERVICE CLASS 2       SERVICE SHARES        SERVICE SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      338        664        253        270       113         110
Units Redeemed.........     (578)      (411)      (108)       (71)      (44)        (50)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (240)       253        145        199        69          60
                            ====       ====       ====       ====       ===        ====


SERIES II POLICIES
Units Issued...........      112         67        114         40        53           5
Units Redeemed.........      (25)        (5)        (5)       (11)       (1)         (1)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       87         62        109         29        52           4
                            ====       ====       ====       ====       ===        ====


SERIES III POLICIES
Units Issued...........      220        327        213        311        66          59
Units Redeemed.........     (340)      (125)      (182)      (212)      (29)       (106)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (120)       202         31         99        37         (47)
                            ====       ====       ====       ====       ===        ====


SERIES IV POLICIES
Units Issued...........      448        627        423        350       101         114
Units Redeemed.........     (167)      (104)      (180)      (252)      (58)        (63)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      281        523        243         98        43          51
                            ====       ====       ====       ====       ===        ====


SERIES V POLICIES
Units Issued...........       26         29         77         69         5           6
Units Redeemed.........      (50)       (15)       (33)       (27)      (14)         (1)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (24)        14         44         42        (9)          5
                            ====       ====       ====       ====       ===        ====


SERIES VI POLICIES
Units Issued...........      283        485        173        254       102          82
Units Redeemed.........     (206)      (144)      (103)       (90)      (24)        (46)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       77        341         70        164        78          36
                            ====       ====       ====       ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                         NEUBERGER BERMAN
                                                                            AMT MID-CAP
       MFS(R) INVESTORS           MFS(R)                MFS(R)                GROWTH
        TRUST SERIES--       RESEARCH SERIES--    UTILITIES SERIES--        PORTFOLIO--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS            CLASS S
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         13         13         21         29       1,700      1,688       210        150
         (9)        (5)        (8)       (11)       (602)      (541)      (45)       (37)
        ---        ---        ---        ---       -----      -----       ---        ---
          4          8         13         18       1,098      1,147       165        113
        ===        ===        ===        ===       =====      =====       ===        ===



          2          6          9          1         454        189        42          4
         (1)        --         --         (2)        (80)       (45)       (1)        (1)
        ---        ---        ---        ---       -----      -----       ---        ---
          1          6          9         (1)        374        144        41          3
        ===        ===        ===        ===       =====      =====       ===        ===



         27         23         28         18       1,236      1,055       185         75
         (7)       (11)       (10)       (13)       (217)      (157)      (20)       (12)
        ---        ---        ---        ---       -----      -----       ---        ---
         20         12         18          5       1,019        898       165         63
        ===        ===        ===        ===       =====      =====       ===        ===



         24         16         25         31       1,275      1,002       147        116
         (4)        (8)       (23)       (15)       (168)      (127)      (17)       (12)
        ---        ---        ---        ---       -----      -----       ---        ---
         20          8          2         16       1,107        875       130        104
        ===        ===        ===        ===       =====      =====       ===        ===



          1          2          2          5         137        105         9          4
         (1)        (1)        --         (1)        (34)        (8)       (1)        (8)
        ---        ---        ---        ---       -----      -----       ---        ---
         --          1          2          4         103         97         8         (4)
        ===        ===        ===        ===       =====      =====       ===        ===



          9         25         16         16       1,341        946       182         73
        (11)        (7)        (9)       (12)       (216)      (258)      (15)        (6)
        ---        ---        ---        ---       -----      -----       ---        ---
         (2)        18          7          4       1,125        688       167         67
        ===        ===        ===        ===       =====      =====       ===        ===


--------------------------------------------------------------------------------








                                                  VAN KAMPEN UIF          VICTORY VIF
                             T. ROWE PRICE           EMERGING             DIVERSIFIED
                             EQUITY INCOME       MARKETS EQUITY--           STOCK--
                             PORTFOLIO--II           CLASS II           CLASS A SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      432        520        199       243          68       166
Units Redeemed.........     (114)       (74)       (34)      (21)       (101)      (71)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      318        446        165       222         (33)       95
                            ====       ====       ====       ===        ====       ===


SERIES II POLICIES
Units Issued...........      260        138        105        34          27        21
Units Redeemed.........      (75)       (39)       (10)       (1)         (4)       --
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      185         99         95        33          23        21
                            ====       ====       ====       ===        ====       ===


SERIES III POLICIES
Units Issued...........      347        444        197       301          51        65
Units Redeemed.........     (476)      (183)       (67)      (36)        (15)      (10)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........     (129)       261        130       265          36        55
                            ====       ====       ====       ===        ====       ===


SERIES IV POLICIES
Units Issued...........      864        995        273       377          70       149
Units Redeemed.........     (270)      (197)       (52)      (35)        (18)      (12)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      594        798        221       342          52       137
                            ====       ====       ====       ===        ====       ===


SERIES V POLICIES
Units Issued...........      132        114         24        16           6        26
Units Redeemed.........     (104)       (27)       (13)       (2)         (9)       (1)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........       28         87         11        14          (3)       25
                            ====       ====       ====       ===        ====       ===


SERIES VI POLICIES
Units Issued...........      651        691        219       397          31        78
Units Redeemed.........     (256)      (102)      (135)      (23)        (49)      (60)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      395        589         84       374         (18)       18
                            ====       ====       ====       ===        ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004, and 2003:






                                                        MAINSTAY VP
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $103,808  $116,353  $143,751  $165,678  $196,827
Units Outstanding..................     5,935     6,999     8,911    10,346    12,616
Variable Accumulation Unit Value...  $  17.47  $  16.64  $  16.14  $  16.01  $  15.60
Total Return.......................      5.0%      3.1%      0.8%      2.6%      3.1%
Investment Income Ratio............      3.5%      1.1%      3.0%      3.3%      3.7%

SERIES II POLICIES (b)
Net Assets.........................  $    936  $    959  $  1,139  $  1,250  $  1,536
Units Outstanding..................        66        71        87        96       121
Variable Accumulation Unit Value...  $  14.12  $  13.46  $  13.08  $  13.00  $  12.68
Total Return.......................      4.9%      2.9%      0.6%      2.5%      2.9%
Investment Income Ratio............      3.4%      1.1%      3.1%      3.2%      3.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 39,600  $ 40,200  $ 46,639  $ 53,616  $ 64,492
Units Outstanding..................     2,869     3,053     3,643     4,212     5,189
Variable Accumulation Unit Value...  $  13.81  $  13.17  $  12.80  $  12.73  $  12.43
Total Return.......................      4.8%      2.9%      0.6%      2.4%      2.9%
Investment Income Ratio............      3.7%      1.1%      3.0%      3.3%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................  $ 12,065  $ 11,976  $ 13,277  $ 14,522  $ 17,219
Units Outstanding..................       971     1,014     1,158     1,276     1,552
Variable Accumulation Unit Value...  $  12.40  $  11.82  $  11.47  $  11.39  $  11.10
Total Return.......................      5.0%      3.0%      0.7%      2.6%      3.0%
Investment Income Ratio............      3.6%      1.1%      3.1%      3.4%      4.8%

SERIES V POLICIES (e)
Net Assets.........................  $    208  $    240  $    271  $    274  $    356
Units Outstanding..................        17        21        25        25        33
Variable Accumulation Unit Value...  $  11.88  $  11.36  $  11.07  $  11.03  $  10.80
Total Return.......................      4.6%      2.6%      0.3%      2.2%      2.6%
Investment Income Ratio............      3.4%      1.1%      3.2%      3.2%      4.5%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MainStay VP                                       MainStay VP
             Capital Appreciation--Initial Class                         Cash Management
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $198,461  $226,445  $282,124  $338,179  $377,779  $121,912   $94,109  $104,359  $125,022  $163,925
         9,739    12,330    15,825    20,255    23,240    90,100    71,765    82,631   100,042   130,435
      $  20.37  $  18.38  $  17.85  $  16.70  $  16.26  $   1.35   $  1.31  $   1.27  $   1.25  $   1.26
         10.8%      3.0%      6.9%      2.7%     25.2%      3.4%      3.1%      1.5%     (0.6%)    (0.7%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%


      $    256  $    344  $    652  $    862  $    976  $ 13,015   $ 5,265  $  3,519  $  3,728  $  3,796
            34        50        98       138       160    11,758     4,894     3,332     3,618     3,657
      $   7.61  $   6.87  $   6.68  $   6.26  $   6.11  $   1.11   $  1.08  $   1.04  $   1.03  $   1.04
         10.7%      2.8%      6.8%      2.6%     25.0%      3.2%      3.0%      1.4%     (0.7%)    (0.9%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.8%      0.8%      0.7%


      $ 16,543  $ 17,425  $ 20,832  $ 23,810  $ 25,919  $ 79,545   $44,139  $ 41,117  $ 40,778  $ 50,236
         2,389     2,784     3,416     4,168     4,651    71,971    41,247    38,715    39,941    48,830
      $   6.93  $   6.26  $   6.09  $   5.71  $   5.57  $   1.10   $  1.06  $   1.03  $   1.02  $   1.03
         10.6%      2.8%      6.7%      2.5%     25.0%      3.2%      2.9%      1.3%     (0.8%)    (0.9%)
          0.1%      0.3%        --      0.2%      0.3%      4.7%      4.5%      2.9%      0.8%      0.7%


      $  6,849  $  7,542  $  8,595  $  8,988  $  8,812  $ 42,684   $26,243  $ 19,248  $ 17,481  $ 16,441
           586       715       839       937       943    39,964    25,518    18,974    17,751    16,593
      $  11.69  $  10.55  $  10.25  $   9.59  $   9.34  $   1.06   $  1.03  $   1.00  $   0.98  $   0.99
         10.8%      2.9%      6.9%      2.7%     25.2%      3.3%      3.1%      1.5%     (0.6%)    (0.8%)
          0.1%      0.3%        --      0.2%      0.3%      4.7%      4.5%      2.9%      0.9%      0.6%


      $      8  $      7  $     30  $     58  $     60  $  4,304   $ 3,113  $  2,154  $  2,339  $  2,061
             1         1         2         5         5     4,102     3,075     2,184     2,397     2,091
      $  14.12  $  12.80  $  12.49  $  11.73  $  11.47  $   1.04   $  1.01  $   0.99  $   0.98  $   0.99
         10.3%      2.5%      6.4%      2.2%     24.7%      2.9%      2.7%      1.1%     (1.0%)    (1.2%)
          0.1%      0.3%        --      0.3%      0.3%      4.7%      4.5%      2.9%      0.8%      0.6%


      $     --  $     --  $     --  $     --  $     --  $ 20,615   $11,521  $  7,743  $  9,581  $  2,868
            --        --        --        --        --    19,513    11,138     7,833     9,734     2,887
      $     --  $     --  $     --  $     --  $     --  $   1.05   $  1.02  $   1.00  $   0.98  $   0.99
            --        --        --        --        --      3.0%      2.8%      1.2%     (0.9%)    (0.7%)
            --        --        --        --        --      4.7%      4.5%      2.9%      1.0%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                COMMON STOCK--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $181,427  $217,729  $234,431  $270,485  $278,265
Units Outstanding..................     6,457     8,043     9,934    12,168    13,689
Variable Accumulation Unit Value...  $  28.11  $  27.11  $  23.61  $  22.23  $  20.33
Total Return.......................      3.7%     14.9%      6.2%      9.4%     24.6%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.4%      1.0%

SERIES II POLICIES (b)
Net Assets.........................  $    604  $    684  $    902  $  1,065  $  1,077
Units Outstanding..................        62        72       110       137       152
Variable Accumulation Unit Value...  $   9.76  $   9.43  $   8.22  $   7.75  $   7.10
Total Return.......................      3.5%     14.7%      6.0%      9.2%     24.4%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.4%      0.9%

SERIES III POLICIES (c)
Net Assets.........................  $ 26,757  $ 30,739  $ 30,004  $ 32,680  $ 31,601
Units Outstanding..................     2,725     3,244     3,632     4,192     4,424
Variable Accumulation Unit Value...  $   9.80  $   9.47  $   8.26  $   7.80  $   7.14
Total Return.......................      3.5%     14.6%      6.0%      9.1%     24.4%
Investment Income Ratio............      1.2%      0.6%      1.0%      1.4%      1.2%

SERIES IV POLICIES (d)
Net Assets.........................  $  9,415  $  9,783  $  9,394  $  9,421  $  8,754
Units Outstanding..................       678       730       805       856       870
Variable Accumulation Unit Value...  $  13.89  $  13.41  $  11.68  $  11.00  $  10.07
Total Return.......................      3.6%     14.8%      6.1%      9.3%     24.6%
Investment Income Ratio............      1.3%      0.6%      1.0%      1.4%      1.3%

SERIES V POLICIES (e)
Net Assets.........................  $    114  $    121  $    316  $    325  $    247
Units Outstanding..................         7         8        24        26        22
Variable Accumulation Unit Value...  $  15.44  $  14.96  $  13.08  $  12.38  $  11.37
Total Return.......................      3.2%     14.4%      5.7%      8.9%     24.1%
Investment Income Ratio............      1.2%      0.3%      1.1%      1.6%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                     DEVELOPING GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $119,531  $129,667  $143,841  $162,933  $169,402  $ 18,278   $14,757   $15,387   $24,385   $25,669
         5,245     6,442     7,778     9,263    10,078     1,275     1,389     1,609     2,817     3,094
      $  22.80  $  20.13  $  18.49  $  17.59  $  16.81   $ 14.26   $ 10.62   $  9.57   $  8.66   $  8.30
         13.3%      8.9%      5.1%      4.6%     20.5%     34.2%     11.1%     10.5%      4.4%     36.6%
          2.2%      2.2%      1.5%      1.8%      2.4%        --        --        --        --        --

      $  1,182  $  1,254  $  1,313  $  1,516  $  1,599   $   212   $   178   $   188   $   174   $   225
            92       111       126       153       168        15        18        21        21        28
      $  12.81  $  11.33  $  10.42  $   9.93  $   9.50   $ 13.58   $ 10.13   $  9.14   $  8.28   $  7.95
         13.1%      8.7%      5.0%      4.5%     20.4%     34.0%     10.9%     10.3%      4.2%     36.4%
          2.2%      2.2%      1.4%      1.9%      2.0%        --        --        --        --        --

      $ 35,196  $ 32,850  $ 34,249  $ 41,714  $ 41,469   $ 8,932   $ 6,163   $ 5,528   $ 5,538   $ 5,667
         2,876     3,037     3,436     4,391     4,559       656       606       603       666       710
      $  12.24  $  10.83  $   9.97  $   9.50  $   9.10   $ 13.62   $ 10.17   $  9.17   $  8.32   $  7.99
         13.0%      8.7%      4.9%      4.4%     20.3%     33.9%     10.8%     10.3%      4.2%     36.3%
          2.3%      2.3%      1.4%      1.9%      2.8%        --        --        --        --        --

      $ 12,384  $ 11,775  $ 12,116  $ 12,704  $ 12,094   $ 2,147   $ 1,544   $ 1,575   $ 1,530   $ 1,394
           819       881       987     1,087     1,083       118       115       130       139       132
      $  15.13  $  13.36  $  12.28  $  11.68  $  11.17   $ 18.09   $ 13.48   $ 12.15   $ 11.00   $ 10.54
         13.2%      8.8%      5.1%      4.6%     20.5%     34.1%     11.0%     10.4%      4.3%     36.5%
          2.3%      2.3%      1.5%      1.9%      3.0%        --        --        --        --        --

      $    423  $    464  $    229  $    246  $    193   $   164   $     9   $    15   $    14   $     8
            26        32        17        19        15         7         1         1         1         1
      $  16.57  $  14.70  $  13.56  $  12.96  $  12.44   $ 22.17   $ 16.59   $ 15.01   $ 13.64   $ 13.13
         12.8%      8.4%      4.7%      4.2%     20.0%     33.6%     10.6%     10.0%      3.9%     31.3%
          2.2%      4.8%      1.5%      2.0%      4.1%        --        --        --        --        --

      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                 GOVERNMENT--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $70,190   $82,614  $105,432  $127,522  $169,701
Units Outstanding..................     4,166     5,160     6,756     8,248    11,183
Variable Accumulation Unit Value...   $ 16.85   $ 16.02  $  15.61  $  15.46  $  15.17
Total Return.......................      5.2%      2.6%      1.0%      1.9%      0.5%
Investment Income Ratio............      4.6%      0.9%      2.9%      3.7%      3.6%

SERIES II POLICIES (b)
Net Assets.........................   $   579   $   721  $  1,063  $  1,442  $  1,957
Units Outstanding..................        43        57        86       117       162
Variable Accumulation Unit Value...   $ 13.33   $ 12.69  $  12.38  $  12.28  $  12.07
Total Return.......................      5.0%      2.5%      0.8%      1.7%      0.3%
Investment Income Ratio............      4.3%      0.8%      2.8%      3.7%      2.9%

SERIES III POLICIES (c)
Net Assets.........................   $30,102   $31,736  $ 37,741  $ 46,405  $ 59,899
Units Outstanding..................     2,290     2,535     3,086     3,823     5,017
Variable Accumulation Unit Value...   $ 13.15   $ 12.53  $  12.23  $  12.14  $  11.94
Total Return.......................      5.0%      2.4%      0.8%      1.7%      0.3%
Investment Income Ratio............      4.7%      1.0%      2.8%      3.7%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................   $ 9,360   $10,147  $ 11,975  $ 13,857  $ 17,692
Units Outstanding..................       783       893     1,082     1,262     1,641
Variable Accumulation Unit Value...   $ 11.95   $ 11.36  $  11.08  $  10.98  $  10.78
Total Return.......................      5.1%      2.6%      0.9%      1.8%      0.4%
Investment Income Ratio............      4.7%      0.9%      2.9%      3.7%      4.4%

SERIES V POLICIES (e)
Net Assets.........................   $   183   $   217  $    301  $    361  $    508
Units Outstanding..................        16        20        28        34        48
Variable Accumulation Unit Value...   $ 11.48   $ 10.96  $  10.73  $  10.68  $  10.52
Total Return.......................      4.7%      2.1%      0.5%      1.4%        --
Investment Income Ratio............      4.8%      0.9%      2.9%      2.7%      5.0%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP
                         HIGH YIELD                                        MAINSTAY VP
                CORPORATE BOND--INITIAL CLASS                   ICAP SELECT EQUITY--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $382,936  $475,318  $532,635  $623,762  $617,551   $66,251   $36,095   $33,772   $37,374   $34,701
        14,914    18,683    23,132    27,478    30,240     4,594     2,640     2,904     3,342     3,407
      $  25.68  $  25.46  $  23.05  $  22.70  $  20.42   $ 14.42   $ 13.68   $ 11.63   $ 11.18   $ 10.18
          0.9%     10.5%      1.5%     11.2%     34.5%      5.4%     17.6%      4.0%      9.8%     26.2%
          6.2%      1.8%      5.5%      6.9%      8.0%      0.6%      0.3%      0.9%      1.0%      0.8%

      $  2,223  $  3,736  $  3,072  $  5,698  $  4,851   $   583   $   306   $   336   $   395   $   374
           137       232       213       396       375        45        24        31        38        40
      $  16.19  $  16.07  $  14.57  $  14.38  $  12.95   $ 13.27   $ 12.62   $ 10.74   $ 10.34   $  9.43
          0.7%     10.3%      1.4%     11.0%     34.3%      5.2%     17.5%      3.8%      9.7%     26.0%
          5.2%      2.2%      4.3%      7.5%      9.3%      0.6%      0.2%      0.8%      1.0%      0.8%

      $ 93,011  $103,150  $105,143  $124,365  $118,930   $21,862   $13,419   $11,362   $13,234   $11,630
         5,857     6,543     7,353     8,808     9,345     1,672     1,080     1,073     1,296     1,249
      $  15.88  $  15.77  $  14.31  $  14.12  $  12.73   $ 13.08   $ 12.44   $ 10.59   $ 10.21   $  9.31
          0.7%     10.3%      1.3%     10.9%     34.2%      5.2%     17.4%      3.8%      9.6%     25.9%
          6.3%      1.9%      5.6%      7.2%      9.3%      0.6%      0.3%      0.9%      1.0%      1.0%

      $ 30,072  $ 34,662  $ 37,289  $ 42,153  $ 35,842   $ 6,279   $ 3,829   $ 3,129   $ 3,137   $ 2,835
         1,842     2,142     2,554     2,920     2,759       441       283       272       284       281
      $  16.31  $  16.17  $  14.65  $  14.44  $  12.99   $ 14.23   $ 13.51   $ 11.49   $ 11.06   $ 10.07
          0.8%     10.4%      1.5%     11.1%     34.4%      5.3%     17.6%      3.9%      9.8%     26.1%
          6.4%      1.9%      5.6%      7.5%     10.4%      0.6%      0.3%      0.9%      1.0%      1.1%

      $    418  $    914  $  1,179  $  1,399  $  1,542   $    77   $    42   $   282   $   273   $    46
            25        54        78        92       112         4         2        19        19         3
      $  16.99  $  16.91  $  15.38  $  15.22  $  13.75   $ 18.46   $ 17.60   $ 15.03   $ 14.52   $ 13.28
          0.4%     10.0%      1.1%     10.7%     33.9%      4.9%     17.1%      3.5%      9.3%     32.8%
          4.7%      1.8%      6.6%      8.8%     11.9%      0.6%        --      1.0%      1.0%      1.8%

      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                              INCOME & GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $     --   $37,676   $42,001   $46,438   $44,045
Units Outstanding..................        --     2,835     3,636     4,151     4,374
Variable Accumulation Unit Value...       $--   $ 13.31   $ 11.55   $ 11.19   $ 10.07
Total Return.......................        --     15.2%      3.2%     11.1%     26.9%
Investment Income Ratio............        --      0.6%      1.1%      1.7%      1.4%

SERIES II POLICIES (b)
Net Assets.........................       $--   $   177   $   314   $   316   $   309
Units Outstanding..................        --        16        33        34        37
Variable Accumulation Unit Value...       $--   $ 10.96   $  9.52   $  9.24   $  8.33
Total Return.......................        --     15.1%      3.1%     10.9%     26.7%
Investment Income Ratio............        --      0.4%      1.1%      1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................       $--   $ 9,404   $ 8,863   $ 8,690   $ 7,574
Units Outstanding..................        --       876       949       959       927
Variable Accumulation Unit Value...       $--   $ 10.74   $  9.34   $  9.06   $  8.17
Total Return.......................        --     15.0%      3.0%     10.9%     26.7%
Investment Income Ratio............        --      0.6%      1.2%      1.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................       $--   $ 2,554   $ 2,369   $ 2,452   $ 2,018
Units Outstanding..................        --       187       200       214       195
Variable Accumulation Unit Value...       $--   $ 13.64   $ 11.85   $ 11.48   $ 10.34
Total Return.......................        --     15.2%      3.2%     11.0%     26.8%
Investment Income Ratio............        --      0.6%      1.1%      1.8%      1.9%

SERIES V POLICIES (e)
Net Assets.........................       $--   $    24   $    66   $    12   $     1
Units Outstanding..................        --         2         5         1        --
Variable Accumulation Unit Value...       $--   $ 14.90   $ 13.00   $ 12.65   $ 11.44
Total Return.......................        --     14.6%      2.8%     10.6%     14.4%
Investment Income Ratio............        --      0.3%      1.6%      1.1%      4.2%

SERIES VI POLICIES (f)
Net Assets.........................       $--   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...       $--   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                 LARGE CAP GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $84,428   $90,947   $67,127   $52,910   $34,845   $56,461   $56,353   $63,856   $79,285   $97,271
         3,273     3,643     3,484     2,925     2,229     3,618     4,322     5,180     6,615     7,818
       $ 25.81   $ 24.94   $ 19.26   $ 18.09   $ 15.63   $ 15.61   $ 13.04   $ 12.33   $ 11.98   $ 12.44
          3.5%     29.5%      6.5%     15.7%     28.2%     19.7%      5.7%      2.9%     (3.7%)    26.3%
          0.6%      0.3%      1.8%      1.1%      2.1%        --      0.1%        --      0.2%      0.2%

       $ 1,125   $ 1,182   $   633   $   577   $   425   $   391   $   339   $   439   $   473   $   633
            72        78        54        52        45        44        47        64        71        91
       $ 15.66   $ 15.16   $ 11.72   $ 11.02   $  9.54   $  8.68   $  7.27   $  6.88   $  6.70   $  6.96
          3.3%     29.3%      6.3%     15.5%     28.0%     19.5%      5.6%      2.7%     (3.8%)    26.1%
          0.6%      0.3%      1.6%      0.9%      0.4%        --      0.1%        --      0.2%      0.2%

       $29,445   $30,076   $18,508   $15,214   $10,625   $12,304   $10,746   $10,732   $13,389   $16,377
         1,879     1,981     1,576     1,377     1,110     1,654     1,735     1,827     2,343     2,754
       $ 15.68   $ 15.18   $ 11.75   $ 11.05   $  9.57   $  7.40   $  6.19   $  5.87   $  5.72   $  5.95
          3.3%     29.2%      6.3%     15.5%     27.9%     19.4%      5.5%      2.7%     (3.9%)    26.0%
          0.6%      0.3%      1.7%      1.1%      2.3%        --      0.1%        --      0.2%      0.2%

       $ 9,134   $ 8,631   $ 5,810   $ 4,582   $ 3,285   $ 3,646   $ 3,039   $ 3,000   $ 3,497   $ 3,610
           490       478       417       351       291       292       291       304       364       362
       $ 18.62   $ 18.01   $ 13.91   $ 13.07   $ 11.30   $ 12.48   $ 10.43   $  9.87   $  9.60   $  9.97
          3.4%     29.4%      6.4%     15.7%     28.1%     19.6%      5.7%      2.9%     (3.7%)    26.2%
          0.7%      0.3%      1.8%      1.0%      2.6%        --      0.1%        --      0.2%      0.2%


       $    86   $ 1,858   $   386   $   375   $    62   $   260   $   101   $    90   $    77   $    48
             4        94        25        26         5        17         8         8         7         4
       $ 20.26   $ 19.67   $ 15.26   $ 14.39   $ 12.49   $ 14.88   $ 12.49   $ 11.87   $ 11.58   $ 12.08
          3.0%     28.9%      6.0%     15.2%     27.6%     19.1%      5.3%      2.4%     (4.1%)    25.8%
          0.5%      0.8%      1.8%      1.4%      2.1%        --      0.1%        --      0.3%      0.3%

       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                MID CAP CORE--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $44,024   $48,130   $47,318   $38,315   $24,078
Units Outstanding..................     2,539     2,876     3,204     2,964     2,245
Variable Accumulation Unit Value...   $ 17.34   $ 16.74   $ 14.77   $ 12.92   $ 10.73
Total Return.......................      3.6%     13.4%     14.3%     20.5%     33.6%
Investment Income Ratio............      0.4%        --      0.6%      0.6%      0.5%

SERIES II POLICIES (b)
Net Assets.........................   $   355   $   468   $   313   $   155   $   170
Units Outstanding..................        19        26        20        11        15
Variable Accumulation Unit Value...   $ 18.60   $ 17.98   $ 15.89   $ 13.93   $ 11.57
Total Return.......................      3.4%     13.2%     14.1%     20.3%     33.4%
Investment Income Ratio............      0.3%        --      0.7%      0.4%      0.5%

SERIES III POLICIES (c)
Net Assets.........................   $18,072   $20,399   $20,574   $15,820   $11,573
Units Outstanding..................     1,012     1,182     1,348     1,182     1,040
Variable Accumulation Unit Value...   $ 17.85   $ 17.27   $ 15.27   $ 13.39   $ 11.13
Total Return.......................      3.4%     13.1%     14.0%     20.3%     33.3%
Investment Income Ratio............      0.4%        --      0.6%      0.5%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,041   $ 7,055   $ 6,824   $ 5,835   $ 4,278
Units Outstanding..................       401       416       456       445       393
Variable Accumulation Unit Value...   $ 17.55   $ 16.95   $ 14.96   $ 13.10   $ 10.88
Total Return.......................      3.5%     13.3%     14.2%     20.4%     33.5%
Investment Income Ratio............      0.4%        --      0.6%      0.5%      0.5%

SERIES V POLICIES (e)
Net Assets.........................   $    26   $    26   $    27   $    24   $    45
Units Outstanding..................         1         1         2         2         4
Variable Accumulation Unit Value...   $ 20.48   $ 19.86   $ 17.60   $ 15.47   $ 12.90
Total Return.......................      3.1%     12.8%     13.7%     20.0%     33.0%
Investment Income Ratio............      0.4%        --      0.5%      0.3%      0.6%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $60,357   $63,407   $66,803   $54,207   $36,546   $73,160   $90,427   $96,022   $89,742   $65,297
         3,847     4,615     5,239     4,905     3,998     5,250     6,320     7,547     7,353     6,201
       $ 15.70   $ 13.75   $ 12.76   $ 11.05   $  9.14   $ 13.95   $ 14.31   $ 12.72   $ 12.20   $ 10.53
         14.2%      7.7%     15.5%     20.9%     42.8%    (2.5%)     12.5%      4.2%     15.9%     27.2%
            --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.1%


       $   293   $   365   $   470   $   292   $   198   $   455   $   614   $   715   $   807   $   678
            15        21        29        21        17        33        43        57        67        65
       $ 19.94   $ 17.49   $ 16.26   $ 14.10   $ 11.68   $ 13.76   $ 14.14   $ 12.59   $ 12.10   $ 10.45
         14.0%      7.5%     15.3%     20.7%     42.6%    (2.7%)     12.3%      4.1%     15.7%     27.0%
            --        --        --        --        --      0.9%      0.1%      0.7%      0.9%      1.0%


       $23,871   $23,626   $26,887   $22,005   $17,706   $34,312   $42,392   $43,214   $40,034   $30,861
         1,505     1,697     2,077     1,958     1,901     2,456     2,953     3,378     3,255     2,903
       $ 15.87   $ 13.93   $ 12.96   $ 11.24   $  9.32   $ 13.97   $ 14.36   $ 12.79   $ 12.30   $ 10.63
         13.9%      7.5%     15.3%     20.7%     42.5%    (2.7%)     12.2%      4.0%     15.7%     26.9%
            --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.2%


       $ 9,478   $ 9,021   $ 9,387   $ 7,944   $ 5,924   $12,987   $14,247   $13,991   $13,799   $11,463
           553       600       672       657       592       955     1,021     1,127     1,158     1,114
       $ 17.15   $ 15.02   $ 13.96   $ 12.09   $ 10.01   $ 13.60   $ 13.96   $ 12.42   $ 11.92   $ 10.29
         14.1%      7.7%     15.4%     20.8%     42.7%    (2.6%)     12.4%      4.2%     15.9%     27.1%
            --        --        --        --        --      1.0%      0.1%      0.8%      0.9%      1.3%


       $    44   $    19   $    45   $   106   $   107   $   174   $   212   $   259   $   378   $   302
             2         1         2         6         7        13        15        21        32        29
       $ 24.45   $ 21.51   $ 20.06   $ 17.45   $ 14.50   $ 13.50   $ 13.91   $ 12.42   $ 11.97   $ 10.37
         13.7%      7.2%     15.0%     20.4%     42.1%    (3.0%)     12.0%      3.8%     15.4%     26.6%
            --        --        --        --        --      0.9%      0.1%      0.6%      0.8%      1.2%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $356,727  $425,316  $463,829  $533,383  $535,415
Units Outstanding..................    12,943    16,021    19,872    23,603    25,814
Variable Accumulation Unit Value...  $  27.58  $  26.58  $  23.35  $  22.60  $  20.74
Total Return.......................      3.8%     13.8%      3.3%      9.0%     26.4%
Investment Income Ratio............      1.5%      0.5%      1.1%      1.5%      1.4%

SERIES II POLICIES (b)
Net Assets.........................  $    964  $  1,128  $  1,578  $  1,797  $  1,788
Units Outstanding..................        93       112       179       210       227
Variable Accumulation Unit Value...  $  10.40  $  10.04  $   8.83  $   8.56  $   7.87
Total Return.......................      3.6%     13.7%      3.2%      8.8%     26.2%
Investment Income Ratio............      1.5%      0.5%      1.1%      1.5%      1.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 57,128  $ 71,942  $ 72,357  $ 76,899  $ 70,812
Units Outstanding..................     5,662     7,380     8,434     9,241     9,253
Variable Accumulation Unit Value...  $  10.10  $   9.75  $   8.58  $   8.32  $   7.65
Total Return.......................      3.6%     13.6%      3.1%      8.7%     26.2%
Investment Income Ratio............      1.5%      0.5%      1.2%      1.5%      1.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 20,632  $ 21,846  $ 21,290  $ 21,843  $ 19,067
Units Outstanding..................     1,500     1,647     1,826     1,935     1,839
Variable Accumulation Unit Value...  $  13.76  $  13.26  $  11.66  $  11.29  $  10.37
Total Return.......................      3.7%     13.8%      3.3%      8.9%     26.4%
Investment Income Ratio............      1.6%      0.5%      1.2%      1.6%      1.8%

SERIES V POLICIES (e)
Net Assets.........................  $    190  $    191  $    345  $    414  $    264
Units Outstanding..................        12        12        25        31        21
Variable Accumulation Unit Value...  $  16.18  $  15.66  $  13.82  $  13.43  $  12.39
Total Return.......................      3.3%     13.3%      2.9%      8.5%     25.8%
Investment Income Ratio............      1.6%      0.3%      1.1%      1.6%      1.7%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                     TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $24,405   $33,405   $38,454   $45,369   $40,155  $133,026  $155,310  $179,431  $216,659  $233,917
         2,292     2,996     3,613     4,375     4,177     6,205     7,691     9,593    12,145    13,754
       $ 10.65   $ 11.16   $ 10.64   $ 10.37   $  9.61  $  21.45  $  20.23  $  18.74  $  17.84  $  17.01
        (4.5%)      4.8%      2.6%      7.9%     39.7%      6.0%      8.0%      5.0%      4.9%     18.0%
            --        --        --        --        --      2.1%      0.6%      1.4%      1.6%      1.9%


       $   105   $   167   $   363   $   449   $   426  $    336  $    365  $    500  $    724  $  1,895
            10        15        33        42        43        34        39        58        88       242
       $ 10.86   $ 11.40   $ 10.89   $ 10.63   $  9.86  $   9.81  $   9.27  $   8.60  $   8.20  $   7.83
        (4.7%)      4.7%      2.5%      7.7%     39.5%      5.9%      7.8%      4.9%      4.7%     17.8%
            --        --        --        --        --      2.1%      0.5%      1.3%      1.0%      1.7%


       $10,880   $14,717   $16,095   $18,573   $17,970  $ 15,244  $ 17,053  $ 18,186  $ 21,718  $ 21,510
         1,036     1,335     1,527     1,804     1,879     1,627     1,924     2,210     2,767     2,868
       $ 10.51   $ 11.04   $ 10.55   $ 10.30   $  9.56  $   9.38  $   8.87  $   8.23  $   7.85  $   7.50
        (4.7%)      4.6%      2.4%      7.7%     39.4%      5.8%      7.8%      4.8%      4.7%     17.8%
            --        --        --        --        --      2.2%      0.6%      1.4%      1.7%      2.3%


       $ 6,073   $ 7,081   $ 7,745   $ 8,101   $ 7,514  $  5,942  $  6,426  $  6,488  $  6,866  $  6,662
           531       590       677       726       726       459       526       573       636       647
       $ 11.45   $ 12.00   $ 11.45   $ 11.16   $ 10.35  $  12.95  $  12.22  $  11.33  $  10.79  $  10.29
        (4.6%)      4.8%      2.6%      7.8%     39.7%      6.0%      7.9%      5.0%      4.8%     18.0%
            --        --        --        --        --      2.2%      0.6%      1.5%      1.7%      2.6%


       $    51   $    57   $    78   $   130   $   126  $     48  $     46  $    308  $    351  $    305
             4         4         6        10        11         3         3        24        29        26
       $ 12.57   $ 13.23   $ 12.68   $ 12.41   $ 11.55  $  14.45  $  13.69  $  12.74  $  12.19  $  11.67
        (5.0%)      4.4%      2.2%      7.4%     39.1%      5.5%      7.5%      4.6%      4.4%     17.5%
            --        --        --        --        --      2.3%      0.2%      1.4%      1.8%      3.1%


       $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                   VALUE--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $151,097  $183,429  $184,372  $205,052  $202,324
Units Outstanding..................     6,108     7,477     8,804    10,255    11,104
Variable Accumulation Unit Value...  $  24.74  $  24.56  $  20.95  $  19.99  $  18.22
Total Return.......................      0.8%     17.2%      4.8%      9.7%     25.6%
Investment Income Ratio............      1.5%      0.4%      1.1%      1.1%      1.6%

SERIES II POLICIES (b)
Net Assets.........................  $    956  $    729  $    936  $  1,017  $  1,072
Units Outstanding..................        67        51        77        87       101
Variable Accumulation Unit Value...  $  14.37  $  14.28  $  12.20  $  11.66  $  10.64
Total Return.......................      0.6%     17.0%      4.6%      9.6%     25.4%
Investment Income Ratio............      1.7%      0.3%      1.1%      1.1%      1.6%

SERIES III POLICIES (c)
Net Assets.........................  $ 39,764  $ 45,206  $ 42,103  $ 40,492  $ 36,811
Units Outstanding..................     2,903     3,319     3,616     3,635     3,619
Variable Accumulation Unit Value...  $  13.70  $  13.63  $  11.65  $  11.14  $  10.17
Total Return.......................      0.6%     17.0%      4.6%      9.5%     25.4%
Investment Income Ratio............      1.5%      0.4%      1.2%      1.2%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................  $ 11,288  $ 12,559  $ 11,565  $ 11,987  $ 11,041
Units Outstanding..................       865       967     1,046     1,135     1,147
Variable Accumulation Unit Value...  $  13.05  $  12.95  $  11.06  $  10.56  $   9.63
Total Return.......................      0.7%     17.2%      4.7%      9.7%     25.5%
Investment Income Ratio............      1.6%      0.4%      1.2%      1.2%      1.9%

SERIES V POLICIES (e)
Net Assets.........................  $    122  $    131  $    179  $    234  $    230
Units Outstanding..................         9         9        15        21        22
Variable Accumulation Unit Value...  $  13.92  $  13.87  $  11.89  $  11.40  $  10.43
Total Return.......................      0.3%     16.7%      4.3%      9.2%     25.0%
Investment Income Ratio............      1.5%      0.3%      1.0%      1.1%      2.0%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                           CVS CALVERT
                       ALGER AMERICAN                                        SOCIAL
                   SMALL CAPITALIZATION--                                   BALANCED
                       CLASS O SHARES                                       PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $60,436   $67,921   $66,237   $64,616   $60,347   $21,345   $25,281   $28,572   $30,071   $27,683
         3,861     5,028     5,793     6,515     6,994     1,057     1,268     1,536     1,684     1,655
       $ 15.64   $ 13.53   $ 11.43   $  9.92   $  8.63   $ 20.22   $ 19.96   $ 18.61   $ 17.86   $ 16.73
         15.6%     18.3%     15.3%     15.0%     40.4%      1.3%      7.3%      4.2%      6.8%     17.7%
            --        --        --        --        --      2.2%      2.1%      1.7%      1.7%      2.0%

       $   379   $   410   $   430   $   442   $   418   $   239   $   213   $   155   $   157   $   125
            35        43        54        64        69        23        21        16        17        14
       $ 10.89   $  9.44   $  7.99   $  6.94   $  6.05   $ 10.47   $ 10.35   $  9.66   $  9.29   $  8.71
         15.4%     18.2%     15.1%     14.8%     40.2%      1.2%      7.1%      4.0%      6.6%     17.5%
            --        --        --        --        --      2.3%      2.4%      1.9%      1.6%      1.8%

       $13,722   $14,487   $12,448   $12,381   $10,455   $ 9,243   $10,060   $10,766   $10,514   $ 8,419
         1,361     1,660     1,686     1,925     1,865       911     1,004     1,148     1,166       995
       $ 10.08   $  8.74   $  7.40   $  6.43   $  5.61   $ 10.15   $ 10.03   $  9.37   $  9.02   $  8.46
         15.4%     18.1%     15.0%     14.7%     40.1%      1.1%      7.0%      4.0%      6.5%     17.4%
            --        --        --        --        --      2.3%      2.2%      1.8%      1.8%      2.6%

       $ 3,672   $ 3,658   $ 3,090   $ 2,438   $ 2,010   $ 5,649   $ 5,824   $ 5,075   $ 4,417   $ 2,279
           179       202       204       185       175       432       451       421       382       210
       $ 20.78   $ 17.98   $ 15.20   $ 13.20   $ 11.49   $ 13.09   $ 12.92   $ 12.06   $ 11.58   $ 10.85
         15.6%     18.3%     15.2%     14.9%     40.3%      1.3%      7.2%      4.1%      6.7%     17.6%
            --        --        --        --        --      2.4%      2.4%      1.9%      2.1%      3.5%

       $    77   $    88   $   133   $   147   $    54   $   809   $   867   $   833   $   751   $    70
             3         4         7         9         4        58        62        64        60         6
       $ 24.07   $ 20.91   $ 17.75   $ 15.47   $ 13.52   $ 14.02   $ 13.90   $ 13.02   $ 12.55   $ 11.81
         15.1%     17.8%     14.7%     14.4%     35.2%      0.9%      6.8%      3.7%      6.3%     17.1%
            --        --        --        --        --      2.5%      2.4%      1.9%      2.7%      4.6%

       $    --   $    --   $    --   $    --   $    --   $ 2,832   $ 2,954   $ 2,345   $ 1,673   $   469
            --        --        --        --        --       220       232       197       146        43
       $    --   $    --   $    --   $    --   $    --   $ 12.87   $ 12.74   $ 11.92   $ 11.48   $ 10.80
            --        --        --        --        --      1.0%      6.9%      3.8%      6.4%      8.0%
            --        --        --        --        --      2.4%      2.6%      2.1%      2.5%      7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        DREYFUS IP
                                                    TECHNOLOGY GROWTH--
                                                      INITIAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $11,014   $11,723   $12,609   $16,780   $17,740
Units Outstanding..................     1,065     1,284     1,423     1,936     2,027
Variable Accumulation Unit Value...   $ 10.32   $  9.12   $  8.87   $  8.67   $  8.75
Total Return.......................     13.1%      2.9%      2.3%     (0.9%)    48.9%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   217   $   224   $    91   $   113   $   182
Units Outstanding..................        17        20         8        11        17
Variable Accumulation Unit Value...   $ 12.51   $ 11.08   $ 10.79   $ 10.56   $ 10.67
Total Return.......................     13.0%      2.7%      2.2%     (1.1%)    48.6%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 5,640   $ 5,428   $ 6,397   $ 8,362   $10,676
Units Outstanding..................       541       590       715       952     1,201
Variable Accumulation Unit Value...   $ 10.40   $  9.21   $  8.98   $  8.79   $  8.89
Total Return.......................     12.9%      2.6%      2.1%     (1.1%)    48.6%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,863   $ 1,885   $ 2,156   $ 2,402   $ 2,206
Units Outstanding..................       148       170       200       228       207
Variable Accumulation Unit Value...   $ 12.54   $ 11.09   $ 10.79   $ 10.55   $ 10.65
Total Return.......................     13.1%      2.8%      2.3%     (1.0%)    48.8%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $    69   $    48   $    45   $    29   $    32
Units Outstanding..................         4         3         3         2         2
Variable Accumulation Unit Value...   $ 16.42   $ 14.58   $ 14.24   $ 13.97   $ 14.17
Total Return.......................     12.6%      2.4%      1.9%     (1.4%)    41.7%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         FIDELITY(R)                                       FIDELITY(R)
                     VIP CONTRAFUND(R)--                               VIP EQUITY-INCOME--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $310,382  $328,808  $346,947  $319,270  $291,995  $143,891  $176,652  $173,409  $189,506  $179,594
        10,034    12,342    14,328    15,206    15,836     6,579     8,089     9,399    10,725    11,179
      $  30.93  $  26.67  $  24.21  $  21.00  $  18.44  $  21.89  $  21.86  $  18.45  $  17.67  $  16.07
         16.0%     10.2%     15.3%     13.9%     26.7%      0.1%     18.5%      4.4%     10.0%     28.5%
          0.9%      1.3%      0.3%      0.3%      0.5%      1.7%      3.3%      1.7%      1.5%      1.8%


      $  2,180  $  1,816  $  1,588  $  1,465  $  1,321  $    903  $    934  $    662  $  1,372  $    877
           135       130       126       133       136        64        66        55       119        84
      $  16.15  $  13.95  $  12.68  $  11.02  $   9.69  $  14.17  $  14.17  $  11.97  $  11.49  $  10.46
         15.8%     10.0%     15.1%     13.7%     26.5%        --     18.3%      4.2%      9.8%     28.3%
          0.9%      1.3%      0.3%      0.3%      0.4%      1.8%      3.3%      1.8%      1.1%      1.8%


      $ 66,442  $ 62,163  $ 58,804  $ 48,944  $ 41,757  $ 39,194  $ 43,301  $ 37,734  $ 39,178  $ 36,552
         4,290     4,646     4,831     4,625     4,484     2,817     3,115     3,203     3,465     3,548
      $  15.49  $  13.39  $  12.18  $  10.58  $   9.31  $  13.92  $  13.93  $  11.78  $  11.31  $  10.30
         15.7%      9.9%     15.1%     13.6%     26.4%    (0.1%)     18.3%      4.2%      9.8%     28.3%
          0.9%      1.3%      0.3%      0.3%      0.3%      1.7%      3.4%      1.7%      1.5%      1.5%


      $ 23,041  $ 20,025  $ 18,030  $ 14,290  $ 11,685  $  9,960  $ 10,984  $  9,392  $  9,223  $  8,099
         1,261     1,269     1,259     1,149     1,070       700       772       782       801       773
      $  18.29  $  15.78  $  14.33  $  12.43  $  10.93  $  14.24  $  14.23  $  12.01  $  11.51  $  10.47
         15.9%     10.1%     15.3%     13.8%     26.6%      0.1%     18.5%      4.3%      9.9%     28.5%
          1.0%      1.3%      0.3%      0.3%      0.3%      1.7%      3.3%      1.6%      1.5%      1.0%


      $    518  $    628  $    732  $    526  $    398  $    304  $    465  $    694  $    651  $    370
            24        34        43        36        31        22        33        58        56        35
      $  21.40  $  18.54  $  16.91  $  14.73  $  12.99  $  14.11  $  14.15  $  12.00  $  11.54  $  10.54
         15.4%      9.7%     14.8%     13.4%     26.1%    (0.3%)     18.0%      3.9%      9.5%     27.9%
          0.9%      1.3%      0.3%      0.3%      0.2%      1.9%      3.7%      1.6%      1.2%      1.0%


      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                        BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $322,937  $378,517  $438,220  $501,432  $541,659
Units Outstanding..................    12,429    15,886    20,068    24,437    28,250
Variable Accumulation Unit Value...  $  25.99  $  23.85  $  21.84  $  20.52  $  19.17
Total Return.......................      9.0%      9.2%      6.5%      7.0%     12.5%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $  1,447  $  1,377  $  1,886  $  2,176  $  2,620
Units Outstanding..................       109       112       167       205       264
Variable Accumulation Unit Value...  $  13.40  $  12.31  $  11.29  $  10.62  $   9.94
Total Return.......................      8.8%      9.0%      6.3%      6.9%     12.3%
Investment Income Ratio............      2.6%      2.1%      2.2%      2.1%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $ 58,855  $ 62,239  $ 65,609  $ 74,259  $ 79,154
Units Outstanding..................     4,677     5,382     6,178     7,429     8,458
Variable Accumulation Unit Value...  $  12.59  $  11.57  $  10.62  $  10.00  $   9.36
Total Return.......................      8.8%      9.0%      6.2%      6.8%     12.2%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.4%

SERIES IV POLICIES (d)
Net Assets.........................  $ 18,624  $ 19,557  $ 19,881  $ 21,177  $ 21,004
Units Outstanding..................     1,332     1,523     1,691     1,916     2,032
Variable Accumulation Unit Value...  $  13.98  $  12.83  $  11.76  $  11.05  $  10.33
Total Return.......................      8.9%      9.1%      6.4%      7.0%     12.4%
Investment Income Ratio............      2.5%      2.1%      2.3%      2.3%      2.6%

SERIES V POLICIES (e)
Net Assets.........................  $    323  $    414  $    680  $    647  $    513
Units Outstanding..................        23        32        56        57        48
Variable Accumulation Unit Value...  $  14.27  $  13.15  $  12.10  $  11.42  $  10.72
Total Return.......................      8.5%      8.7%      6.0%      6.5%     12.0%
Investment Income Ratio............      2.3%      2.0%      2.3%      2.4%      2.9%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                     Janus Aspen Series                                      MFS(R)
                     Worldwide Growth--                             INVESTORS TRUST SERIES--
                    Institutional Shares                                  INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $149,193  $173,489  $189,175  $231,574  $266,039   $16,463   $19,437   $21,375   $24,302   $24,572
         7,468     9,403    11,939    15,251    18,103     1,374     1,764     2,160     2,599     2,885
      $  19.97  $  18.48  $  15.85  $  15.18  $  14.70   $ 11.99   $ 11.03   $  9.90   $  9.35   $  8.52
          8.1%     16.6%      4.4%      3.3%     22.3%      8.7%     11.4%      5.8%      9.8%     20.5%
          0.7%      1.7%      1.3%      1.0%      1.1%      0.9%      0.5%      0.6%      0.6%      0.7%


      $    392  $    691  $    829  $    985  $  1,136   $   272   $   322   $   323   $   368   $   340
            46        88       123       152       181        26        33        37        44        45
      $   8.46  $   7.84  $   6.74  $   6.46  $   6.27   $ 10.57   $  9.73   $  8.75   $  8.28   $  7.55
          7.9%     16.4%      4.2%      3.2%     22.1%      8.6%     11.3%      5.7%      9.6%     20.3%
          0.7%      1.8%      1.3%      0.9%      1.0%      0.9%      0.5%      0.6%      0.6%      0.7%


      $ 15,136  $ 15,213  $ 14,690  $ 16,987  $ 20,011   $ 5,209   $ 5,335   $ 5,819   $ 6,024   $ 5,795
         1,951     2,115     2,375     2,864     3,479       502       558       677       740       780
      $   7.76  $   7.19  $   6.18  $   5.93  $   5.75   $ 10.37   $  9.56   $  8.60   $  8.14   $  7.43
          7.9%     16.3%      4.2%      3.1%     22.0%      8.5%     11.2%      5.6%      9.6%     20.2%
          0.7%      1.8%      1.4%      1.0%      1.4%      0.8%      0.5%      0.6%      0.6%      0.6%


      $  5,875  $  6,014  $  5,713  $  6,016  $  6,275   $ 1,283   $ 1,334   $ 1,287   $ 1,319   $ 1,236
           455       504       557       612       659        93       104       113       123       126
      $  12.91  $  11.94  $  10.25  $   9.83  $   9.52   $ 13.76   $ 12.67   $ 11.37   $ 10.75   $  9.80
          8.0%     16.5%      4.3%      3.3%     22.2%      8.7%     11.4%      5.8%      9.8%     20.4%
          0.8%      1.8%      1.4%      1.0%      1.3%      0.8%      0.5%      0.6%      0.6%      0.6%


      $     92  $     81  $    134  $    135  $     84   $    72   $    70   $    91   $    91   $    74
             6         5        10        11         7         4         4         6         7         6
      $  16.17  $  15.03  $  12.97  $  12.48  $  12.13   $ 17.21   $ 15.90   $ 14.35   $ 13.62   $ 12.46
          7.6%     15.9%      3.9%      2.9%     21.8%      8.2%     10.8%      5.4%      9.3%     24.6%
          0.7%      1.6%      1.4%      1.2%      1.2%      0.8%      0.4%      0.6%      0.6%      0.3%


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                         RESEARCH
                                                   SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,040   $25,440   $30,730   $34,542   $33,395
Units Outstanding..................     1,536     2,180     2,867     3,422     3,779
Variable Accumulation Unit Value...   $ 13.05   $ 11.69   $ 10.73   $ 10.09   $  8.84
Total Return.......................     11.6%      8.9%      6.3%     14.2%     23.0%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.7%

SERIES II POLICIES (b)
Net Assets.........................   $   181   $   238   $   246   $   298   $   307
Units Outstanding..................        20        29        32        42        49
Variable Accumulation Unit Value...   $  9.20   $  8.25   $  7.59   $  7.15   $  6.27
Total Return.......................     11.5%      8.8%      6.1%     14.1%     22.8%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.7%

SERIES III POLICIES (c)
Net Assets.........................   $ 5,125   $ 5,379   $ 5,561   $ 6,554   $ 6,172
Units Outstanding..................       583       683       767       958     1,029
Variable Accumulation Unit Value...   $  8.79   $  7.89   $  7.26   $  6.84   $  6.00
Total Return.......................     11.4%      8.7%      6.1%     14.0%     22.7%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,094   $ 1,079   $ 1,131   $ 1,125   $ 1,035
Units Outstanding..................        77        84        96       102       107
Variable Accumulation Unit Value...   $ 14.29   $ 12.80   $ 11.76   $ 11.07   $  9.69
Total Return.......................     11.6%      8.9%      6.3%     14.2%     22.9%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.6%

SERIES V POLICIES (e)
Net Assets.........................   $     6   $     7   $    22   $    27   $     8
Units Outstanding..................        --        --         2         2         1
Variable Accumulation Unit Value...   $ 17.14   $ 15.43   $ 14.23   $ 13.44   $ 11.82
Total Return.......................     11.1%      8.4%      5.8%     13.7%     22.5%
Investment Income Ratio............      0.6%      0.9%      0.4%      0.5%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                       NEUBERGER BERMAN
                          UTILITIES                                        AMT MID-CAP
                    SERIES--INITIAL CLASS                           GROWTH PORTFOLIO--CLASS I
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $2,435    $2,035    $2,771    $1,792    $  870    $3,160    $3,195    $3,233    $3,795    $4,336
          112       118       208       155        97       212       258       296       390       511
       $21.76    $17.25    $13.33    $11.57    $ 9.01    $14.92    $12.35    $10.92    $ 9.73    $ 8.49
        26.1%     29.4%     15.2%     28.4%     34.0%     20.8%     13.1%     12.2%     14.7%     26.3%
         0.9%      1.9%      0.5%      1.3%      1.7%        --        --        --        --        --


       $   85    $   58    $   19    $   23    $   16    $   43    $   44    $   43    $   59    $   69
            3         3         1         2         2         3         3         4         6         8
       $25.48    $20.24    $15.66    $13.61    $10.62    $15.29    $12.68    $11.23    $10.02    $ 8.75
        25.9%     29.2%     15.0%     28.2%     33.8%     20.6%     12.9%     12.0%     14.5%     26.1%
         0.5%      1.3%      0.6%      1.3%      2.1%        --        --        --        --        --


       $3,574    $3,030    $2,247    $1,955    $1,138    $3,264    $3,034    $2,913    $3,531    $3,204
          176       188       180       180       134       213       238       258       350       364
       $20.33    $16.15    $12.50    $10.87    $ 8.49    $15.36    $12.74    $11.28    $10.08    $ 8.81
        25.9%     29.2%     15.0%     28.1%     33.7%     20.6%     12.9%     11.9%     14.5%     26.0%
         1.0%      2.0%      0.6%      1.4%      2.1%        --        --        --        --        --


       $  178    $  170    $  147    $  132    $  104    $  768    $  743    $  711    $  672    $  619
            5         7         7         8         8        36        42        45        48        51
       $32.88    $26.08    $20.16    $17.50    $13.64    $21.44    $17.76    $15.71    $14.01    $12.22
        26.1%     29.4%     15.2%     28.3%     33.9%     20.8%     13.0%     12.1%     14.6%     26.2%
         1.0%      2.4%      0.6%      1.5%      2.2%        --        --        --        --        --


       $   65    $   41    $   55    $   44    $   15    $   65    $   75    $  117    $  110    $   82
            2         2         3         3         1         3         4         8         8         7
       $28.99    $23.09    $17.92    $15.62    $12.22    $20.45    $17.00    $15.11    $13.53    $11.85
        25.6%     28.9%     14.7%     27.8%     22.2%     20.3%     12.5%     11.7%     14.2%     25.8%
         0.9%      3.0%      0.6%      1.3%        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                 ROYCE                         ROYCE
                                               MICRO-CAP                     SMALL-CAP
                                              PORTFOLIO--                   PORTFOLIO--
                                           INVESTMENT CLASS              INVESTMENT CLASS
                                     ----------------------------  ----------------------------
                                       2007      2006      2005      2007      2006      2005
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,156   $15,285   $1,905    $13,289   $11,550   $4,337
Units Outstanding..................     1,353     1,051      159      1,078       907      387
Variable Accumulation Unit Value...   $ 14.88   $ 14.51   $12.16    $ 12.27   $ 12.72   $11.18
Total Return.......................      2.5%     19.4%    21.6%     (3.5%)     13.8%    11.8%
Investment Income Ratio............      1.5%      0.3%     1.5%       0.1%      0.1%       --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,311   $   642   $   46    $ 1,355   $   645   $1,261
Units Outstanding..................        88        44        4        116        53      119
Variable Accumulation Unit Value...   $ 14.97   $ 14.62   $12.27    $ 11.58   $ 12.01   $10.56
Total Return.......................      2.4%     19.2%    22.7%     (3.6%)     13.7%     5.6%
Investment Income Ratio............      1.7%      0.3%     1.5%       0.1%        --       --

SERIES III POLICIES (c)
Net Assets.........................   $12,085   $10,364   $1,555    $ 8,700   $ 6,938   $2,400
Units Outstanding..................       822       719      133        734       563      221
Variable Accumulation Unit Value...   $ 14.67   $ 14.34   $12.04    $ 11.85   $ 12.30   $10.83
Total Return.......................      2.3%     19.1%    20.4%     (3.7%)     13.6%     8.3%
Investment Income Ratio............      1.5%      0.3%     1.5%       0.1%      0.1%       --

SERIES IV POLICIES (d)
Net Assets.........................   $19,048   $11,636   $2,259    $12,085   $ 8,687   $3,127
Units Outstanding..................     1,311       821      190        999       694      284
Variable Accumulation Unit Value...   $ 14.49   $ 14.14   $11.85    $ 12.05   $ 12.49   $10.98
Total Return.......................      2.5%     19.3%    18.5%     (3.5%)     13.8%     9.8%
Investment Income Ratio............      1.7%      0.3%     1.6%       0.1%      0.1%       --

SERIES V POLICIES (e)
Net Assets.........................   $ 1,124   $   462   $   77    $   467   $   311   $   62
Units Outstanding..................        79        33        7         40        26        6
Variable Accumulation Unit Value...   $ 14.16   $ 13.87   $11.67    $ 11.40   $ 11.86   $10.47
Total Return.......................      2.1%     18.8%    16.7%     (3.9%)     13.3%     4.7%
Investment Income Ratio............      1.9%      0.3%     2.3%       0.1%      0.1%       --

SERIES VI POLICIES (f)
Net Assets.........................   $ 9,540   $ 7,136   $  854    $ 6,950   $ 5,019   $1,622
Units Outstanding..................       654       499       68        582       405      148
Variable Accumulation Unit Value...   $ 14.57   $ 14.26   $11.98    $ 11.88   $ 12.35   $10.90
Total Return.......................      2.2%     19.0%    19.8%     (3.8%)     13.3%     9.0%
Investment Income Ratio............      1.6%      0.3%     2.0%       0.1%      0.1%       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                        T. ROWE PRICE                                        VAN ECK
                           EQUITY                                           WORLDWIDE
                      INCOME PORTFOLIO                                     HARD ASSETS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $124,889  $149,810  $150,117  $144,311  $117,894  $144,461   $94,179   $66,110   $19,773   $10,239
         7,348     8,977    10,552    10,397     9,625     3,524     3,296     2,840     1,271       805
      $  16.99  $  16.69  $  14.22  $  13.88  $  12.25  $  40.93   $ 28.55   $ 23.26   $ 15.55   $ 12.72
          1.8%     17.3%      2.5%     13.3%     23.7%     43.3%     22.8%     49.6%     22.3%     43.1%
          1.7%      1.6%      1.6%      1.6%      1.7%      0.1%      0.1%      0.2%      0.3%      0.4%


      $  1,615  $  1,548  $  1,231  $  1,478  $  1,524  $  8,507   $ 3,245   $ 1,299   $   292   $   190
           101        98        91       112       130       209       115        56        19        15
      $  16.13  $  15.86  $  13.54  $  13.24  $  11.70  $  40.36   $ 28.20   $ 23.01   $ 15.41   $ 12.62
          1.7%     17.1%      2.3%     13.2%     23.6%     43.1%     22.6%     49.3%     22.1%     42.8%
          1.7%      1.6%      1.5%      1.6%      1.7%      0.1%        --      0.2%      0.3%      0.3%


      $ 51,770  $ 59,049  $ 54,289  $ 50,653  $ 41,615  $105,879   $77,460   $53,056   $16,224   $ 5,745
         3,284     3,811     4,097     3,910     3,633     2,593     2,712     2,279     1,040       449
      $  15.76  $  15.51  $  13.25  $  12.95  $  11.45  $  40.82   $ 28.54   $ 23.29   $ 15.61   $ 12.79
          1.6%     17.1%      2.3%     13.1%     23.5%     43.1%     22.5%     49.3%     22.0%     42.8%
          1.7%      1.6%      1.6%      1.6%      1.8%      0.1%      0.1%      0.2%      0.3%      0.4%


      $ 15,378  $ 16,286  $ 14,572  $ 13,286  $ 11,020  $ 89,912   $50,508   $27,352   $ 7,059   $ 1,461
         1,093     1,176     1,236     1,154     1,084     2,324     1,871     1,242       480       121
      $  14.07  $  13.83  $  11.79  $  11.51  $  10.17  $  38.67   $ 26.99   $ 22.00   $ 14.71   $ 12.04
          1.8%     17.3%      2.4%     13.3%     23.7%     43.3%     22.7%     49.5%     22.2%     43.0%
          1.7%      1.6%      1.6%      1.6%      1.9%      0.1%      0.1%      0.2%      0.2%      0.3%


      $    266  $    495  $    661  $    634  $    461  $  4,747   $ 2,738   $ 1,221   $   371   $    63
            19        36        55        54        45        99        81        44        20         4
      $  14.11  $  13.92  $  11.92  $  11.68  $  10.36  $  48.17   $ 33.76   $ 27.62   $ 18.55   $ 15.24
          1.4%     16.8%      2.0%     12.8%     23.2%     42.7%     22.2%     48.9%     21.7%     52.4%
          1.5%      1.5%      1.6%      1.6%      1.9%      0.1%        --      0.2%      0.1%        --


      $     --  $     --  $     --  $     --  $     --  $ 71,046   $39,009   $20,900   $ 4,069   $   348
            --        --        --        --        --     1,667     1,306       853       249        26
      $     --  $     --  $     --  $     --  $     --  $  42.57   $ 29.80   $ 24.36   $ 16.35   $ 13.42
            --        --        --        --        --     42.8%     22.3%     49.0%     21.8%     34.2%
            --        --        --        --        --      0.1%      0.1%      0.2%      0.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      VAN KAMPEN UIF
                                                     EMERGING MARKETS
                                                      EQUITY--CLASS I
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $91,476   $77,264   $56,637   $39,055   $33,055
Units Outstanding..................     2,910     3,407     3,378     3,076     3,161
Variable Accumulation Unit Value...   $ 31.39   $ 22.66   $ 16.76   $ 12.70   $ 10.46
Total Return.......................     38.5%     35.2%     32.0%     21.4%     47.6%
Investment Income Ratio............      0.4%      0.8%      0.4%      0.7%        --

SERIES II POLICIES (b)
Net Assets.........................   $   436   $   830   $   570   $   164   $   697
Units Outstanding..................        19        51        47        18        92
Variable Accumulation Unit Value...   $ 22.55   $ 16.30   $ 12.07   $  9.15   $  7.55
Total Return.......................     38.3%     35.1%     31.8%     21.2%     47.4%
Investment Income Ratio............      0.5%      0.8%      0.3%      0.6%        --

SERIES III POLICIES (c)
Net Assets.........................   $27,213   $20,872   $13,590   $ 7,050   $ 5,409
Units Outstanding..................     1,041     1,103       973       663       617
Variable Accumulation Unit Value...   $ 26.12   $ 18.90   $ 14.00   $ 10.63   $  8.77
Total Return.......................     38.2%     35.0%     31.7%     21.2%     47.3%
Investment Income Ratio............      0.4%      0.8%      0.4%      0.7%        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,541   $ 5,612   $ 3,772   $ 1,965   $ 1,279
Units Outstanding..................       217       223       203       139       110
Variable Accumulation Unit Value...   $ 34.80   $ 25.14   $ 18.60   $ 14.10   $ 11.62
Total Return.......................     38.4%     35.2%     31.9%     21.3%     47.5%
Investment Income Ratio............      0.4%      0.7%      0.4%      0.7%        --

SERIES V POLICIES (e)
Net Assets.........................   $   260   $   151   $   112   $    57   $    19
Units Outstanding..................         6         5         5         3         1
Variable Accumulation Unit Value...   $ 44.08   $ 31.97   $ 23.75   $ 18.07   $ 14.95
Total Return.......................     37.9%     34.6%     31.4%     20.9%     49.5%
Investment Income Ratio............      0.3%      0.9%      0.4%      0.7%        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (This page intentionally left blank)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------








                                              MAINSTAY VP                             MAINSTAY VP
                                              BALANCED--                                BOND--
                                             SERVICE CLASS                           SERVICE CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $43,180   $46,803   $32,603   $17,119   $13,611   $11,334   $ 7,474   $2,929
Units Outstanding..................     3,754     4,111     3,115     1,553     1,297     1,110       737      296
Variable Accumulation Unit Value...   $ 11.51   $ 11.38   $ 10.46   $ 10.99   $ 10.49   $ 10.20   $ 10.15   $ 9.91
Total Return.......................      1.1%      8.9%      4.6%      4.8%      2.8%      0.5%      2.4%    (0.9%)
Investment Income Ratio............      2.0%      2.0%      1.7%      3.8%      1.1%      3.7%      4.8%    13.3%

SERIES II POLICIES (b)
Net Assets.........................   $ 3,820   $ 3,074   $ 1,467   $ 4,131   $   858   $   349   $     5   $   --
Units Outstanding..................       334       272       136       373        83        35         1       --
Variable Accumulation Unit Value...   $ 11.43   $ 11.32   $ 10.41   $ 10.80   $ 10.33   $ 10.06   $ 10.02   $   --
Total Return.......................      1.0%      8.7%      4.1%      4.6%      2.7%      0.3%      0.2%       --
Investment Income Ratio............      2.2%      2.2%      3.0%      5.9%      1.4%      7.8%     48.1%       --

SERIES III POLICIES (c)
Net Assets.........................   $33,230   $29,963   $19,146   $27,639   $24,795   $24,637   $19,603   $6,344
Units Outstanding..................     2,897     2,638     1,825     2,528     2,380     2,427     1,936      640
Variable Accumulation Unit Value...   $ 11.45   $ 11.35   $ 10.44   $ 10.90   $ 10.42   $ 10.15   $ 10.12   $ 9.91
Total Return.......................      0.9%      8.7%      4.4%      4.6%      2.6%      0.3%      2.2%    (0.9%)
Investment Income Ratio............      2.0%      2.0%      2.2%      3.7%      1.0%      3.4%      4.8%    17.1%

SERIES IV POLICIES (d)
Net Assets.........................   $31,073   $24,827   $13,881   $31,506   $26,094   $23,266   $16,738   $5,867
Units Outstanding..................     2,704     2,181     1,320     2,865     2,488     2,275     1,649      592
Variable Accumulation Unit Value...   $ 11.50   $ 11.38   $ 10.45   $ 10.97   $ 10.48   $ 10.19   $ 10.15   $ 9.92
Total Return.......................      1.1%      8.8%      4.5%      4.7%      2.8%      0.4%      2.3%    (0.8%)
Investment Income Ratio............      2.1%      2.1%      2.3%      3.7%      1.1%      3.5%      5.0%    15.6%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,238   $ 2,054   $ 1,509   $ 3,466   $ 2,662   $ 2,429   $ 1,362   $  407
Units Outstanding..................       196       181       144       323       260       242       136       41
Variable Accumulation Unit Value...   $ 11.41   $ 11.34   $ 10.46   $ 10.70   $ 10.26   $ 10.02   $ 10.02   $ 9.83
Total Return.......................      0.7%      8.4%      4.6%      4.3%      2.4%        --      1.9%    (1.7%)
Investment Income Ratio............      2.0%      2.2%      1.8%      3.9%      1.0%      3.7%      5.2%    14.8%

SERIES VI POLICIES (f)
Net Assets.........................   $23,879   $22,364   $13,375   $20,338   $15,506   $14,340   $ 9,200   $3,343
Units Outstanding..................     2,093     1,975     1,275     1,878     1,497     1,415       912      338
Variable Accumulation Unit Value...   $ 11.41   $ 11.32   $ 10.43   $ 10.81   $ 10.36   $ 10.11   $ 10.09   $ 9.89
Total Return.......................      0.8%      8.5%      4.3%      4.4%      2.5%      0.1%      2.0%    (1.1%)
Investment Income Ratio............      2.0%      2.1%      2.2%      4.0%      1.0%      3.7%      5.2%    14.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                                              MAINSTAY VP
                         MAINSTAY VP                                       MAINSTAY VP                       CONSERVATIVE
                   CAPITAL APPRECIATION--                                COMMON STOCK--                      ALLOCATION--
                        SERVICE CLASS                                     SERVICE CLASS                      SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003      2007      2006
      ----------------------------------------------------------------------------------------------------------------------


       $12,301   $10,744   $ 9,595   $ 7,459   $2,760    $11,644   $ 9,997   $ 7,104   $ 4,810   $1,842    $33,968   $17,229
           888       859       788       653      248        745       662       539       387      162      3,010     1,612
       $ 13.83   $ 12.51   $ 12.17   $ 11.42   $11.15    $ 15.61   $ 15.09   $ 13.17   $ 12.44   $11.40    $ 11.28   $ 10.66
         10.6%      2.7%      6.6%      2.5%    11.5%       3.4%     14.6%      5.9%      9.1%    14.0%       5.7%      6.6%
            --      0.2%        --      0.1%     0.5%       1.1%      0.5%      1.0%      1.6%     3.7%       3.3%      1.9%

       $   601   $   208   $    78   $     6   $   --    $ 1,029   $   384   $    34   $    --   $   --    $ 9,873   $ 1,967
            48        18         7         1       --         82        32         3        --       --        879       179
       $ 12.43   $ 11.26   $ 10.98   $ 10.31   $   --    $ 12.45   $ 12.05   $ 10.54   $ 10.00   $   --    $ 11.21   $ 10.62
         10.4%      2.6%      6.4%      3.1%       --       3.3%     14.4%      5.4%        --       --       5.6%      6.2%
            --      0.2%        --      0.8%       --       1.3%      0.8%      2.7%        --       --       4.7%      2.0%

       $16,119   $16,850   $17,835   $16,081   $5,334    $15,905   $15,284   $12,796   $10,274   $3,094    $25,713   $ 9,793
         1,164     1,341     1,456     1,396      474      1,032     1,021       981       832      273      2,285       919
       $ 13.86   $ 12.56   $ 12.25   $ 11.52   $11.26    $ 15.39   $ 14.91   $ 13.04   $ 12.34   $11.34    $ 11.23   $ 10.65
         10.3%      2.5%      6.4%      2.2%    12.6%       3.2%     14.4%      5.7%      8.9%    13.4%       5.5%      6.5%
            --      0.2%        --      0.1%     0.6%       1.1%      0.4%      0.9%      1.7%     4.1%       3.6%      1.9%

       $11,935   $11,896   $11,771   $10,571   $4,522    $21,137   $17,491   $14,034   $10,070   $3,340    $21,458   $ 7,239
           865       953       968       926      406      1,358     1,161     1,063       810      293      1,906       681
       $ 13.79   $ 12.48   $ 12.16   $ 11.41   $11.14    $ 15.57   $ 15.06   $ 13.15   $ 12.43   $11.40    $ 11.19   $ 10.58
         10.5%      2.7%      6.6%      2.4%    11.4%       3.4%     14.5%      5.8%      9.0%    14.0%       5.7%      5.8%
            --      0.2%        --      0.1%     0.5%       1.1%      0.4%      0.9%      1.7%     3.4%       3.6%      2.3%

       $   517   $   553   $   554   $   429   $   86    $   560   $   449   $   309   $   213   $   38    $ 2,745   $   962
            39        46        47        38        8         37        30        24        17        3        246        91
       $ 13.37   $ 12.14   $ 11.88   $ 11.20   $10.98    $ 15.22   $ 14.78   $ 12.96   $ 12.29   $11.32    $ 11.15   $ 10.59
         10.1%      2.2%      6.1%      2.0%     9.8%       3.0%     14.1%      5.4%      8.6%    13.2%       5.3%      5.9%
            --      0.2%        --      0.1%     1.3%       1.1%      0.5%      0.9%      1.6%     2.4%       3.8%      2.9%

       $10,236   $11,233   $11,667   $ 8,794   $2,186    $12,001   $10,391   $ 7,321   $ 5,161   $1,484    $23,484   $ 8,859
           752       909       967       774      197        781       697       561       417      130      2,114       837
       $ 13.61   $ 12.35   $ 12.06   $ 11.36   $11.12    $ 15.36   $ 14.90   $ 13.05   $ 12.37   $11.38    $ 11.10   $ 10.54
         10.2%      2.4%      6.2%      2.1%    11.2%       3.1%     14.2%      5.5%      8.7%    13.8%       5.4%      5.4%
            --      0.2%        --      0.1%     0.5%       1.1%      0.5%      1.0%      1.8%     3.4%       3.8%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                     MAINSTAY VP                                  MAINSTAY VP
                                                    CONVERTIBLE--                             DEVELOPING GROWTH--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2007     2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $20,596  $16,277  $13,293  $10,142   $3,817  $ 8,014   $4,675   $3,145   $1,949   $  637
Units Outstanding..................    1,392    1,248    1,105      884      347      404      316      235      161       55
Variable Accumulation Unit Value...  $ 14.77  $ 13.07  $ 12.03  $ 11.48   $10.99  $ 19.79   $14.78   $13.34   $12.11   $11.63
Total Return.......................    13.0%     8.6%     4.9%     4.4%     9.9%    33.9%    10.8%    10.2%     4.1%    16.3%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.4%     8.3%       --       --       --       --       --

SERIES II POLICIES (b)
Net Assets.........................  $ 3,778  $ 1,298  $   358  $    24   $   --  $ 1,216   $  151   $   45   $    3   $   --
Units Outstanding..................      282      113       34        2       --       74       12        4       --       --
Variable Accumulation Unit Value...  $ 12.94  $ 11.47  $ 10.58  $ 10.11   $   --  $ 16.27   $12.17   $11.00   $10.00   $   --
Total Return.......................    12.8%     8.4%     4.7%     1.1%       --    33.7%    10.6%    10.0%       --       --
Investment Income Ratio............     2.9%     3.2%     4.8%    58.1%       --       --       --       --       --       --

SERIES III POLICIES (c)
Net Assets.........................  $33,759  $28,651  $25,860  $23,424   $7,798  $10,746   $7,058   $6,081   $4,769   $1,458
Units Outstanding..................    2,296    2,198    2,151    2,039      707      555      487      465      400      127
Variable Accumulation Unit Value...  $ 14.70  $ 13.03  $ 12.02  $ 11.49   $11.03  $ 19.36   $14.49   $13.11   $11.92   $11.47
Total Return.......................    12.8%     8.4%     4.7%     4.2%    10.3%    33.6%    10.6%    10.0%     3.9%    14.7%
Investment Income Ratio............     2.2%     2.3%     1.4%     2.5%     9.0%       --       --       --       --       --

SERIES IV POLICIES (d)
Net Assets.........................  $37,117  $30,765  $25,647  $20,014   $7,040  $10,779   $6,753   $5,606   $4,310   $1,358
Units Outstanding..................    2,529    2,370    2,141    1,754      644      542      458      421      357      117
Variable Accumulation Unit Value...  $ 14.66  $ 12.98  $ 11.96  $ 11.41   $10.94  $ 19.73   $14.74   $13.31   $12.09   $11.62
Total Return.......................    12.9%     8.6%     4.8%     4.3%     9.4%    33.8%    10.7%    10.1%     4.1%    16.2%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.5%     8.5%       --       --       --       --       --

SERIES V POLICIES (e)
Net Assets.........................  $ 2,407  $ 1,829  $ 1,608  $ 1,466   $  533  $   630   $  266   $  232   $  170   $   64
Units Outstanding..................      167      143      136      129       49       33       19       18       14        6
Variable Accumulation Unit Value...  $ 14.39  $ 12.80  $ 11.84  $ 11.34   $10.91  $ 19.07   $14.31   $12.97   $11.83   $11.41
Total Return.......................    12.5%     8.1%     4.4%     3.9%     9.1%    33.3%    10.3%     9.7%     3.6%    14.1%
Investment Income Ratio............     2.2%     2.3%     1.4%     2.4%     9.5%       --       --       --       --       --

SERIES VI POLICIES (f)
Net Assets.........................  $25,017  $19,713  $16,730  $12,642   $3,430  $ 8,745   $4,415   $3,248   $2,228   $  721
Units Outstanding..................    1,738    1,545    1,418    1,120      316      441      298      242      182       61
Variable Accumulation Unit Value...  $ 14.37  $ 12.76  $ 11.79  $ 11.28   $10.85  $ 19.74   $14.80   $13.40   $12.21   $11.77
Total Return.......................    12.6%     8.2%     4.5%     4.0%     8.5%    33.4%    10.4%     9.8%     3.7%    17.7%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.8%     9.2%       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





               MAINSTAY VP                             MAINSTAY VP                        MAINSTAY VP
             FLOATING RATE--                          GOVERNMENT--                     GROWTH ALLOCATION
              SERVICE CLASS                           SERVICE CLASS                      SERVICE CLASS
      ----------------------------  ------------------------------------------------  ------------------
        2007      2006      2005      2007      2006      2005      2004      2003      2007      2006
      --------------------------------------------------------------------------------------------------


       $50,519   $66,344   $36,518   $12,747   $10,264   $ 8,799   $ 6,080   $2,651    $31,812   $16,922
         4,749     6,301     3,612     1,190     1,005       881       614      272      2,631     1,524
       $ 10.62   $ 10.52   $ 10.10   $ 10.71   $ 10.21   $  9.97   $  9.91   $ 9.75    $ 12.03   $ 11.08
          0.9%      4.2%      1.0%      4.9%      2.4%      0.7%      1.6%    (2.5%)      8.6%     10.8%
          6.3%      6.1%      4.5%      5.0%      0.9%      3.6%      5.6%    14.3%       1.2%      1.4%


       $14,728   $ 8,414   $ 4,001   $ 2,056   $   436   $   316   $     5   $   --    $ 1,602   $   571
         1,383       797       373       177        42        30        --       --        138        53
       $ 10.63   $ 10.56   $ 10.14   $ 10.78   $ 10.28   $ 10.06   $ 10.01   $   --    $ 11.64   $ 10.73
          0.7%      4.1%      1.4%      4.8%      2.2%      0.5%      0.1%       --       8.4%      7.3%
          6.3%      6.1%      4.9%      6.7%      1.0%      6.8%     86.3%       --       1.4%      1.6%


       $51,296   $41,204   $13,041   $18,224   $17,078   $16,243   $12,875   $4,087    $16,106   $ 7,010
         4,851     3,923     1,272     1,723     1,691     1,645     1,310      422      1,369       646
       $ 10.56   $ 10.49   $ 10.08   $ 10.57   $ 10.09   $  9.88   $  9.83   $ 9.69    $ 11.76   $ 10.85
          0.7%      4.0%      0.8%      4.7%      2.1%      0.5%      1.4%    (3.1%)      8.4%      8.5%
          6.3%      6.2%      4.7%      4.9%      0.9%      3.3%      5.7%    18.2%       1.3%      1.4%


       $52,122   $35,265   $10,796   $19,355   $16,646   $14,766   $11,256   $4,147    $19,362   $11,086
         4,908     3,353     1,052     1,804     1,630     1,481     1,136      425      1,606       999
       $ 10.60   $ 10.52   $ 10.09   $ 10.70   $ 10.20   $  9.97   $  9.91   $ 9.76    $ 12.02   $ 11.07
          0.8%      4.2%      0.9%      4.9%      2.3%      0.6%      1.6%    (2.4%)      8.6%     10.7%
          6.3%      6.1%      4.8%      4.8%      0.9%      3.4%      5.6%    16.5%       1.2%      1.4%


       $ 3,333   $ 3,441   $ 1,686   $ 2,733   $ 1,626   $ 1,257   $   706   $  421    $   999   $   686
           312       318       164       260       162       127        72       43         86        64
       $ 10.69   $ 10.64   $ 10.25   $ 10.51   $ 10.06   $  9.87   $  9.85   $ 9.74    $ 11.64   $ 10.77
          0.4%      3.8%      2.5%      4.5%      1.9%      0.2%      1.2%    (2.6%)      8.1%      7.7%
          6.3%      6.1%      4.7%      5.6%      1.0%      3.8%      5.1%    14.0%       1.1%      1.2%


       $33,142   $25,234   $11,829   $13,450   $ 9,551   $ 8,125   $ 4,800   $1,800    $14,582   $ 5,801
         3,133     2,411     1,145     1,276       948       818       487      185      1,252       511
       $ 10.58   $ 10.52   $ 10.13   $ 10.54   $ 10.08   $  9.88   $  9.85   $ 9.73    $ 11.64   $ 10.76
          0.5%      3.9%      1.3%      4.6%      2.0%      0.3%      1.3%    (2.7%)      8.2%      7.6%
          6.3%      6.1%      4.8%      5.2%      0.9%      3.8%      5.6%    16.2%       1.3%      1.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $ 76,442  $ 65,778  $ 50,262  $ 33,434  $ 10,501
Units Outstanding..................     5,387     4,654     3,920     2,643       920
Variable Accumulation Unit Value...  $  14.20  $  14.12  $  12.81   $ 12.65   $ 11.41
Total Return.......................      0.6%     10.2%      1.2%     10.9%     14.1%
Investment Income Ratio............      6.8%      2.0%      6.8%     10.1%     26.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 13,752  $  6,351  $  2,500   $    64   $    --
Units Outstanding..................     1,206       552       242         6        --
Variable Accumulation Unit Value...  $  11.38  $  11.32  $  10.29   $ 10.18   $    --
Total Return.......................      0.5%     10.0%      1.1%      1.8%        --
Investment Income Ratio............      7.9%      2.8%     12.6%     87.4%        --

SERIES III POLICIES (c)
Net Assets.........................  $135,741  $134,191  $117,498   $94,871   $28,302
Units Outstanding..................     9,684     9,605     9,264     7,556     2,495
Variable Accumulation Unit Value...  $  14.01  $  13.95  $  12.69   $ 12.56   $ 11.35
Total Return.......................      0.4%     10.0%      1.0%     10.7%     13.5%
Investment Income Ratio............      6.6%      1.9%      6.4%     10.2%     30.0%

SERIES IV POLICIES (d)
Net Assets.........................  $138,150  $123,311  $103,496   $76,786   $25,512
Units Outstanding..................     9,688     8,698     8,052     6,041     2,224
Variable Accumulation Unit Value...  $  14.25  $  14.17  $  12.86   $ 12.71   $ 11.47
Total Return.......................      0.6%     10.1%      1.2%     10.8%     14.7%
Investment Income Ratio............      6.8%      1.9%      6.4%     10.0%     26.4%

SERIES V POLICIES (e)
Net Assets.........................  $ 11,504  $ 12,883  $ 11,657   $ 8,737   $ 2,901
Units Outstanding..................       827       929       922       697       255
Variable Accumulation Unit Value...  $  13.90  $  13.87  $  12.64   $ 12.54   $ 11.36
Total Return.......................      0.2%      9.7%      0.8%     10.4%     13.6%
Investment Income Ratio............      6.1%      1.8%      6.5%     10.2%     27.0%

SERIES VI POLICIES (f)
Net Assets.........................  $ 91,960  $ 81,548  $ 64,705   $39,920   $ 9,211
Units Outstanding..................     6,578     5,835     5,086     3,173       809
Variable Accumulation Unit Value...  $  13.98  $  13.94  $  12.69   $ 12.58   $ 11.39
Total Return.......................      0.3%      9.8%      0.9%     10.5%     13.9%
Investment Income Ratio............      6.7%      2.0%      7.2%     11.7%     29.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                    ICAP SELECT EQUITY--                                INCOME & GROWTH--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $18,509   $ 6,252   $4,281    $3,119    $  821      $--     $5,402    $3,830    $2,450    $  503
         1,166       413      332       251        73       --        372       302       200        45
       $ 15.87   $ 15.10   $12.87    $12.40    $11.32      $--     $14.53    $12.64    $12.27    $11.07
          5.1%     17.3%     3.8%      9.6%     13.2%       --      14.9%      3.0%     10.8%     10.7%
          0.6%      0.1%     0.9%      1.2%      2.7%       --       0.5%      1.2%      2.8%      5.6%


       $ 4,483   $   327   $   37    $   --    $   --      $--     $  613    $  311    $   13    $   --
           340        27        3        --        --       --         51        30         1        --
       $ 12.94   $ 12.33   $10.53    $10.00    $   --      $--     $11.97    $10.43    $10.14    $   --
          5.0%     17.2%     5.3%        --        --       --      14.8%      2.9%      1.4%        --
          0.7%      0.3%     3.1%        --        --       --       0.6%      1.6%     63.6%        --


       $25,973   $ 9,830   $7,357    $6,678    $1,807      $--     $9,524    $8,051    $5,324    $1,437
         1,652       656      576       541       160       --        641       622       423       126
       $ 15.70   $ 14.97   $12.78    $12.34    $11.29      $--     $14.84    $12.94    $12.59    $11.38
          4.9%     17.1%     3.5%      9.3%     12.9%       --      14.7%      2.8%     10.6%     13.8%
          0.6%      0.1%     0.8%      1.1%      2.9%       --       0.5%      1.2%      2.6%      6.1%


       $30,523   $11,038   $7,259    $5,699    $2,039      $--     $9,406    $7,628    $5,136    $1,389
         1,926       732      563       461       181       --        634       590       410       123
       $ 15.80   $ 15.04   $12.82    $12.37    $11.29      $--     $14.83    $12.91    $12.53    $11.32
          5.1%     17.3%     3.7%      9.5%     12.9%       --      14.9%      3.0%     10.8%     13.2%
            --        --     0.8%      1.1%      2.8%       --       0.5%      1.1%      2.5%      5.3%


       $ 2,136   $   962   $  686    $  551    $  133      $--     $  826    $  553    $  292    $   24
           138        65       54        45        12       --         57        44        24         2
       $ 15.43   $ 14.75   $12.62    $12.22    $11.21      $--     $14.49    $12.67    $12.35    $11.19
          4.6%     16.8%     3.3%      9.1%     12.1%       --      14.4%      2.6%     10.3%     11.9%
            --        --     0.8%      1.2%      5.2%       --       0.6%      1.3%      3.0%      4.4%


       $23,613   $ 7,661   $4,536    $3,804    $  907      $--     $8,151    $6,954    $3,499    $  600
         1,513       514      353       309        80       --        559       546       282        53
       $ 15.60   $ 14.89   $12.73    $12.32    $11.28      $--     $14.59    $12.73    $12.40    $11.23
          4.7%     16.9%     3.4%      9.2%     12.8%       --      14.5%      2.7%     10.4%     12.3%
          0.6%      0.2%     0.8%      1.0%      2.8%       --       0.5%      1.3%      3.2%      5.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP
                                                INTERNATIONAL EQUITY--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2007     2006     2005     2004     2003
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $34,716  $24,928  $12,520  $ 5,975   $1,340
Units Outstanding..................    1,806    1,339      869      441      114
Variable Accumulation Unit Value...  $ 19.19  $ 18.59  $ 14.39  $ 13.55   $11.74
Total Return.......................     3.2%    29.2%     6.3%    15.4%    17.4%
Investment Income Ratio............     0.6%     0.2%     2.0%     1.3%     6.9%

SERIES II POLICIES (b)
Net Assets.........................  $ 5,359  $ 2,397  $   626  $     8   $   --
Units Outstanding..................      372      172       56        1       --
Variable Accumulation Unit Value...  $ 14.38  $ 13.95  $ 10.82  $ 10.19   $   --
Total Return.......................     3.1%    29.0%     6.1%     1.9%       --
Investment Income Ratio............     0.7%     0.3%     4.1%    10.9%       --

SERIES III POLICIES (c)
Net Assets.........................  $50,876  $44,302  $26,887  $16,793   $2,933
Units Outstanding..................    2,712    2,432    1,907    1,262      254
Variable Accumulation Unit Value...  $ 18.73  $ 18.18  $ 14.11  $ 13.30   $11.55
Total Return.......................     3.0%    28.9%     6.0%    15.2%    15.5%
Investment Income Ratio............     0.6%     0.2%     1.8%     1.4%     8.0%

SERIES IV POLICIES (d)
Net Assets.........................  $62,627  $50,013  $26,069  $13,748   $2,849
Units Outstanding..................    3,303    2,724    1,829    1,027      246
Variable Accumulation Unit Value...  $ 18.93  $ 18.35  $ 14.21  $ 13.38   $11.60
Total Return.......................     3.2%    29.1%     6.2%    15.4%    16.0%
Investment Income Ratio............     0.6%     0.2%     2.0%     1.3%     6.6%

SERIES V POLICIES (e)
Net Assets.........................  $ 4,100  $ 2,996  $ 1,609  $   684   $   78
Units Outstanding..................      226      170      117       53        7
Variable Accumulation Unit Value...  $ 18.11  $ 17.63  $ 13.71  $ 12.96   $11.28
Total Return.......................     2.8%    28.6%     5.8%    14.9%    12.8%
Investment Income Ratio............     0.6%     0.2%     2.2%     1.5%    11.7%

SERIES VI POLICIES (f)
Net Assets.........................  $43,867  $37,864  $17,356  $ 7,562   $1,381
Units Outstanding..................    2,390    2,118    1,251      578      121
Variable Accumulation Unit Value...  $ 18.34  $ 17.83  $ 13.85  $ 13.08   $11.37
Total Return.......................     2.9%    28.7%     5.9%    15.0%    13.7%
Investment Income Ratio............     0.5%     0.2%     2.1%     1.5%     7.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $ 8,089   $4,851    $3,045    $2,041    $  820    $22,217   $18,032  $ 11,966   $ 5,876   $1,477
           586      419       278       191        74      1,176       986       740       414      125
       $ 13.79   $11.56    $10.96    $10.67    $11.11    $ 18.88   $ 18.28  $  16.17   $ 14.19   $11.80
         19.4%     5.5%      2.7%     (3.9%)    11.1%       3.3%     13.1%     14.0%     20.2%    18.0%
            --       --        --      0.1%      0.4%       0.2%        --      0.5%      0.5%     1.2%


       $ 1,146   $  295    $   72    $   --    $   --    $ 2,509   $   973  $    349   $    11   $   --
            77       25         6        --        --        186        74        28         1       --
       $ 14.21   $11.92    $11.32    $10.00    $   --    $ 13.51   $ 13.09  $  11.60   $ 10.19   $   --
         19.2%     5.3%     13.2%        --        --       3.2%     12.9%     13.8%      1.9%       --
            --       --        --        --        --       0.3%        --      1.1%      3.1%       --


       $12,888   $8,805    $6,797    $6,358    $2,737    $29,030   $27,464  $ 21,987   $13,092   $2,774
           943      768       624       598       247      1,557     1,522     1,375       931      237
       $ 13.65   $11.46    $10.89    $10.63    $11.08    $ 18.60   $ 18.04  $  15.99   $ 14.06   $11.72
         19.1%     5.3%      2.5%     (4.1%)    10.8%       3.1%     12.8%     13.7%     20.0%    17.2%
            --       --        --        --      0.4%       0.2%        --      0.4%      0.5%     1.4%


       $15,201   $9,704    $5,526    $5,116    $2,233    $33,257   $27,704  $19,6780   $10,128   $2,677
         1,099      842       505       480       201      1,774     1,527     1,220       719      228
       $ 13.75   $11.52    $10.93    $10.65    $11.09    $ 18.73   $ 18.14  $  16.05   $ 14.09   $11.73
         19.3%     5.4%      2.6%     (4.0%)    10.9%       3.3%     13.0%     13.9%     20.1%    17.3%
            --       --        --        --      0.3%       0.2%        --      0.5%      0.5%     1.2%


       $   999   $  613    $  453    $  272    $   60    $ 2,168   $ 2,092  $  1,543   $   656   $  183
            76       55        43        26         6        117       116        96        47       16
       $ 13.13   $11.05    $10.53    $10.30    $10.77    $ 18.51   $ 18.00  $  15.99   $ 14.09   $11.78
         18.8%     5.0%      2.2%     (4.3%)     7.7%       2.8%     12.6%     13.5%     19.7%    17.8%
            --       --        --      0.1%      0.5%       0.2%        --      0.5%      0.5%     3.0%


       $11,767   $6,145    $3,647    $2,723    $1,265    $26,914   $24,573  $ 18,737   $ 7,802   $1,319
           865      538       337       257       114      1,465     1,376     1,183       560      113
       $ 13.55   $11.39    $10.84    $10.59    $11.06    $ 18.37   $ 17.84  $  15.83   $ 13.94   $11.64
         18.9%     5.1%      2.3%     (4.2%)    10.6%       2.9%     12.7%     13.6%     19.8%    16.4%
            --       --        --      0.1%      0.3%       0.2%        --      0.5%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2007     2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $30,018  $23,982  $18,597  $ 9,510   $2,376  $27,197  $24,729  $18,099  $ 9,220   $2,399
Units Outstanding..................    1,460    1,334    1,104      653      197    1,788    1,582    1,298      688      207
Variable Accumulation Unit Value...  $ 20.52  $ 18.02  $ 16.77  $ 14.56   $12.07  $ 15.20  $ 15.64  $ 13.94  $ 13.41   $11.60
Total Return.......................    13.9%     7.4%    15.2%    20.6%    20.7%   (2.8%)    12.2%     4.0%    15.6%    16.0%
Investment Income Ratio............       --       --       --       --       --     0.9%       --     0.7%     1.1%     3.4%

SERIES II POLICIES (b)
Net Assets.........................  $ 1,922  $   947  $   598  $     5   $   --  $ 2,489  $ 1,288  $   522  $    34   $   --
Units Outstanding..................      133       75       51        1       --      213      108       49        3       --
Variable Accumulation Unit Value...  $ 14.37  $ 12.64  $ 11.78  $ 10.24   $   --  $ 11.62  $ 11.97  $ 10.69  $ 10.29   $   --
Total Return.......................    13.7%     7.3%    15.0%     2.4%       --   (2.9%)    12.0%     3.8%     2.9%       --
Investment Income Ratio............       --       --       --       --       --     1.0%       --     1.1%     7.1%       --

SERIES III POLICIES (c)
Net Assets.........................  $39,208  $35,786  $33,555  $21,257   $5,125  $42,801  $47,112  $41,554  $25,830   $6,443
Units Outstanding..................    1,970    2,040    2,054    1,494      434    2,809    2,992    2,962    1,910      550
Variable Accumulation Unit Value...  $ 19.93  $ 17.54  $ 16.35  $ 14.23   $11.82  $ 15.24  $ 15.71  $ 14.03  $ 13.52   $11.72
Total Return.......................    13.7%     7.2%    15.0%    20.4%    18.2%   (3.0%)    12.0%     3.8%    15.4%    17.2%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.0%     3.8%

SERIES IV POLICIES (d)
Net Assets.........................  $42,594  $37,892  $30,962  $17,454   $5,111  $49,929  $48,022  $38,107  $21,168   $5,125
Units Outstanding..................    2,123    2,150    1,884    1,224      432    3,289    3,074    2,741    1,580      442
Variable Accumulation Unit Value...  $ 20.07  $ 17.63  $ 16.42  $ 14.26   $11.83  $ 15.17  $ 15.61  $ 13.92  $ 13.40   $11.59
Total Return.......................    13.8%     7.4%    15.1%    20.5%    18.3%   (2.8%)    12.1%     3.9%    15.6%    15.9%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.1%     3.5%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,637  $ 1,581  $ 1,475  $   854   $  186  $ 2,020  $ 2,264  $ 1,915  $   833   $  122
Units Outstanding..................       84       92       92       61       16      136      148      140       63       11
Variable Accumulation Unit Value...  $ 19.38  $ 17.10  $ 15.98  $ 13.94   $11.61  $ 14.83  $ 15.31  $ 13.71  $ 13.25   $11.51
Total Return.......................    13.4%     7.0%    14.7%    20.1%    16.1%   (3.2%)    11.7%     3.5%    15.1%    15.1%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.8%     1.2%     4.3%

SERIES VI POLICIES (f)
Net Assets.........................  $34,534  $27,243  $24,736  $11,705   $2,941  $29,486  $30,700  $26,504  $14,398   $2,519
Units Outstanding..................    1,710    1,531    1,485      808      244    1,974    1,988    1,915    1,080      218
Variable Accumulation Unit Value...  $ 20.20  $ 17.80  $ 16.62  $ 14.48   $12.05  $ 14.96  $ 15.44  $ 13.81  $ 13.33   $11.57
Total Return.......................    13.5%     7.1%    14.8%    20.2%    20.5%   (3.1%)    11.8%     3.6%    15.2%    15.7%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.3%     3.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP
           MODERATE         MODERATE GROWTH                      MAINSTAY VP
         ALLOCATION--        ALLOCATION--                      S&P 500 INDEX--
         SERVICE CLASS       SERVICE CLASS                      SERVICE CLASS
      ------------------  ------------------  ------------------------------------------------
        2007      2006      2007      2006      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------


       $54,540   $30,214   $66,815   $35,349   $49,749   $43,645   $32,438   $20,964   $ 6,828
         4,704     2,780     5,620     3,194     3,356     3,049     2,570     1,713       606
       $ 11.59   $ 10.83   $ 11.87   $ 11.03   $ 14.82   $ 14.32   $ 12.61   $ 12.24   $ 11.26
          7.0%      8.3%      7.6%     10.3%      3.5%     13.5%      3.0%      8.7%     12.6%
          2.5%      1.8%      2.0%      1.7%      1.5%      0.4%      1.2%      2.1%      4.6%

       $ 8,563   $ 2,332   $ 7,034   $ 3,820   $ 3,402   $ 1,502   $   621   $    16   $    --
           748       215       593       353       275       126        61         2        --
       $ 11.41   $ 10.68   $ 11.63   $ 10.82   $ 12.36   $ 11.96   $ 10.55   $ 10.25   $    --
          6.8%      6.8%      7.5%      8.2%      3.3%     13.4%      2.9%      2.5%        --
          3.6%      1.7%      2.0%      4.3%      1.7%      0.5%      2.8%     17.1%        --

       $40,680   $21,672   $43,548   $24,900   $65,496   $70,399   $63,957   $51,775   $13,604
         3,557     2,025     3,735     2,290     4,480     4,970     5,119     4,261     1,215
       $ 11.41   $ 10.69   $ 11.66   $ 10.85   $ 14.62   $ 14.16   $ 12.49   $ 12.15   $ 11.20
          6.7%      6.9%      7.4%      8.5%      3.3%     13.3%      2.8%      8.5%     12.0%
          2.7%      1.9%      2.0%      1.7%      1.4%      0.4%      1.1%      2.1%      5.6%

       $44,835   $21,125   $42,215   $21,832   $67,132   $64,145   $51,108   $38,290   $11,688
         3,890     1,962     3,572     1,981     4,544     4,488     4,057     3,132     1,038
       $ 11.50   $ 10.76   $ 11.80   $ 10.97   $ 14.78   $ 14.29   $ 12.59   $ 12.23   $ 11.26
          6.9%      7.6%      7.6%      9.7%      3.5%     13.5%      3.0%      8.6%     12.6%
          2.7%      2.0%      2.1%      1.8%      1.4%      0.4%      1.2%      2.1%      4.6%

       $ 4,096   $ 1,827   $ 3,059   $ 1,782   $ 4,530   $ 4,013   $ 4,000   $ 2,782   $ 1,344
           359       171       267       167       312       285       321       229       120
       $ 11.40   $ 10.70   $ 11.44   $ 10.67   $ 14.53   $ 14.10   $ 12.48   $ 12.16   $ 11.24
          6.5%      7.0%      7.1%      6.7%      3.0%     13.0%      2.6%      8.2%     12.4%
          2.8%      2.0%      2.0%      1.7%      1.4%      0.4%      1.2%      1.8%      5.1%

       $31,222   $16,309   $36,880   $15,902   $42,623   $40,283   $31,482   $18,986   $ 4,649
         2,742     1,526     3,163     1,411     2,922     2,848     2,514     1,560       414
       $ 11.38   $ 10.68   $ 11.63   $ 10.85   $ 14.58   $ 14.14   $ 12.50   $ 12.17   $ 11.24
          6.6%      6.8%      7.2%      8.5%      3.1%     13.2%      2.7%      8.3%     12.4%
          2.6%      1.5%      2.1%      1.8%      1.4%      0.4%      1.3%      2.2%      5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                      MAINSTAY VP                                  MAINSTAY VP
                                                  SMALL CAP GROWTH--                              TOTAL RETURN--
                                                     SERVICE CLASS                                SERVICE CLASS
                                     --------------------------------------------  -------------------------------------------
                                       2007      2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     -----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $14,893  $14,783  $12,419  $ 7,815   $2,355  $10,000  $ 9,122  $ 7,820  $ 5,622   $1,835
Units Outstanding..................     1,108    1,048      921      593      192      746      720      665      501      171
Variable Accumulation Unit Value...   $ 13.43  $ 14.10  $ 13.48  $ 13.17   $12.24  $ 13.39  $ 12.66  $ 11.76  $ 11.23   $10.73
Total Return.......................    (4.8%)     4.6%     2.4%     7.6%    22.4%     5.8%     7.7%     4.7%     4.6%     7.3%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.5%     1.5%     2.2%     6.8%

SERIES II POLICIES (b)
Net Assets.........................   $   612  $   359  $   215  $     6   $   --  $   409  $   161  $    14  $     1   $   --
Units Outstanding..................        58       33       20        1       --       34       14        1       --       --
Variable Accumulation Unit Value...   $ 10.45  $ 10.99  $ 10.53  $ 10.30   $   --  $ 12.00  $ 11.37  $ 10.57  $ 10.11   $   --
Total Return.......................    (4.9%)     4.4%     2.2%     3.0%       --     5.6%     7.6%     4.5%     1.1%       --
Investment Income Ratio............        --       --       --       --       --     2.8%     0.6%     2.2%       --       --

SERIES III POLICIES (c)
Net Assets.........................   $17,582  $20,801  $20,401  $16,734   $4,735  $16,167  $17,200  $16,290  $13,524   $4,276
Units Outstanding..................     1,312    1,475    1,509    1,265      384    1,219    1,372    1,394    1,209      399
Variable Accumulation Unit Value...   $ 13.41  $ 14.11  $ 13.52  $ 13.23   $12.32  $ 13.26  $ 12.57  $ 11.69  $ 11.19   $10.71
Total Return.......................    (5.0%)     4.4%     2.2%     7.4%    23.2%     5.5%     7.5%     4.5%     4.4%     7.1%
Investment Income Ratio............        --       --       --       --       --     2.0%     0.4%     1.4%     2.1%     8.3%

SERIES IV POLICIES (d)
Net Assets.........................   $20,001  $21,824  $20,161  $14,487   $4,235  $11,398  $11,226  $10,004  $ 8,502   $3,248
Units Outstanding..................     1,522    1,579    1,524    1,122      353      843      878      842      749      299
Variable Accumulation Unit Value...   $ 13.15  $ 13.81  $ 13.21  $ 12.91   $12.01  $ 13.52  $ 12.79  $ 11.88  $ 11.35   $10.86
Total Return.......................    (4.8%)     4.5%     2.3%     7.6%    20.1%     5.7%     7.6%     4.7%     4.6%     8.6%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.5%     1.4%     2.1%     7.6%

SERIES V POLICIES (e)
Net Assets.........................   $   639  $   835  $   986  $   635   $   93  $   686  $   684  $   636  $   487   $  159
Units Outstanding..................        51       63       77       51        8       53       56       55       44       15
Variable Accumulation Unit Value...   $ 12.62  $ 13.31  $ 12.78  $ 12.54   $11.71  $ 12.96  $ 12.31  $ 11.48  $ 11.01   $10.57
Total Return.......................    (5.2%)     4.1%     1.9%     7.1%    17.1%     5.3%     7.2%     4.3%     4.2%     5.7%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.4%     1.5%     2.2%    10.4%

SERIES VI POLICIES (f)
Net Assets.........................   $11,585  $12,311  $13,093  $ 9,643   $2,201  $ 8,801  $ 8,848  $ 8,131  $ 6,070   $2,168
Units Outstanding..................       877      884      980      736      180      678      715      706      552      205
Variable Accumulation Unit Value...   $ 13.21  $ 13.92  $ 13.36  $ 13.10   $12.21  $ 12.99  $ 12.33  $ 11.49  $ 11.01   $10.56
Total Return.......................    (5.1%)     4.2%     2.0%     7.2%    22.1%     5.4%     7.3%     4.4%     4.3%     5.6%
Investment Income Ratio............        --       --       --       --       --     2.0%     0.5%     1.5%     2.1%     7.3%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                         MAINSTAY VP                                  ALGER AMERICAN SMALL
                           VALUE--                                      CAPITALIZATION--
                        SERVICE CLASS                                    CLASS S SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $19,777   $17,301   $11,722   $ 8,003   $2,572    $12,944   $10,697   $ 5,850   $2,923    $  671
         1,274     1,121       888       633      223        592       564       364      210        55
       $ 15.52   $ 15.44   $ 13.21   $ 12.64   $11.55    $ 21.83   $ 18.93   $ 16.04   $13.95    $12.16
          0.5%     16.9%      4.5%      9.5%    15.5%      15.3%     18.1%     15.0%    14.7%     21.6%
          1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --       --        --

       $ 2,203   $   868   $   191   $     6   $   --    $   848   $   404   $   130   $    7    $   --
           176        70        18         1       --         52        29        11        1        --
       $ 12.48   $ 12.44   $ 10.65   $ 10.21   $   --    $ 16.22   $ 14.09   $ 11.95   $10.41    $   --
          0.4%     16.7%      4.3%      2.1%       --      15.1%     17.9%     14.8%     4.1%        --
          1.9%      0.4%      2.8%     15.5%       --         --        --        --       --        --

       $29,554   $30,643   $24,079   $19,389   $5,058    $16,110   $14,725   $ 9,680   $6,286    $1,576
         1,929     2,003     1,841     1,546      440        745       783       609      452       130
       $ 15.31   $ 15.27   $ 13.08   $ 12.54   $11.48    $ 21.63   $ 18.80   $ 15.95   $13.90    $12.15
          0.3%     16.7%      4.3%      9.2%    14.8%      15.1%     17.8%     14.7%    14.4%     21.5%
          1.4%      0.3%      1.1%      1.4%     6.3%         --        --        --       --        --

       $29,243   $27,446   $18,870   $14,111   $4,598    $21,172   $18,893   $10,949   $5,993    $1,594
         1,862     1,753     1,409     1,101      392        977     1,003       685      432       132
       $ 15.72   $ 15.64   $ 13.39   $ 12.82   $11.72    $ 21.69   $ 18.82   $ 15.95   $13.88    $12.11
          0.5%     16.9%      4.4%      9.4%    17.2%      15.3%     18.0%     14.9%    14.6%     21.1%
          1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --       --        --

       $ 1,234   $   989   $   729   $   544   $  160    $   538   $   630   $   457   $  241    $   22
            81        65        56        43       14         26        34        29       18         2
       $ 15.16   $ 15.15   $ 13.02   $ 12.51   $11.48    $ 21.09   $ 18.37   $ 15.63   $13.65    $11.96
          0.1%     16.4%      4.0%      9.0%    14.8%      14.8%     17.5%     14.5%    14.2%     19.6%
          1.5%      0.3%      1.2%      1.3%     7.5%         --        --        --       --        --

       $22,210   $21,934   $14,138   $ 8,534   $2,127    $12,425   $10,975   $ 5,548   $2,848    $  495
         1,453     1,438     1,074       679      185        578       587       348      205        41
       $ 15.28   $ 15.25   $ 13.09   $ 12.57   $11.52    $ 21.50   $ 18.71   $ 15.90   $13.88    $12.15
          0.2%     16.5%      4.1%      9.1%    15.2%      14.9%     17.6%     14.6%    14.3%     21.5%
          1.4%      0.3%      1.3%      1.5%     5.9%         --        --        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                               COLUMBIA SMALL CAP
                                                   VALUE FUND,
                                                VARIABLE SERIES--
                                                     CLASS B
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $15,905   $16,552   $7,798    $  521
Units Outstanding..................     1,274     1,275      704        49
Variable Accumulation Unit Value...   $ 12.48   $ 12.99   $11.03    $10.61
Total Return.......................    (3.9%)     17.7%     4.0%      6.1%
Investment Income Ratio............      0.3%      0.4%       --      5.0%

SERIES II POLICIES (b)
Net Assets.........................   $ 1,942   $ 1,030   $  274    $    7
Units Outstanding..................       162        82       24         1
Variable Accumulation Unit Value...   $ 12.01   $ 12.52   $10.66    $10.26
Total Return.......................    (4.1%)     17.5%     3.9%      2.6%
Investment Income Ratio............      0.3%      0.4%       --      2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 9,781   $11,725   $4,868    $  304
Units Outstanding..................       792       910      445        29
Variable Accumulation Unit Value...   $ 12.35   $ 12.89   $10.97    $10.57
Total Return.......................    (4.1%)     17.5%     3.8%      5.7%
Investment Income Ratio............      0.3%      0.4%       --      5.7%

SERIES IV POLICIES (d)
Net Assets.........................   $13,314   $11,379   $5,433    $  431
Units Outstanding..................     1,073       880      495        41
Variable Accumulation Unit Value...   $ 12.38   $ 12.90   $10.96    $10.54
Total Return.......................    (4.0%)     17.6%     4.0%      5.4%
Investment Income Ratio............      0.3%      0.4%       --      5.6%

SERIES V POLICIES (e)
Net Assets.........................   $   782   $   727   $  250    $   --
Units Outstanding..................        64        57       23        --
Variable Accumulation Unit Value...   $ 12.21   $ 12.77   $10.90    $10.00
Total Return.......................    (4.4%)     17.2%     9.0%        --
Investment Income Ratio............      0.3%      0.4%       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 8,043   $ 9,500   $3,044    $  286
Units Outstanding..................       656       741      273        27
Variable Accumulation Unit Value...   $ 12.27   $ 12.81   $10.92    $10.54
Total Return.......................    (4.3%)     17.3%     3.6%      5.4%
Investment Income Ratio............      0.3%      0.4%       --      5.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




                                                   DREYFUS IP
                                               TECHNOLOGY GROWTH--
                                                 SERVICE SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------


                                      $7,241    $5,802    $4,703    $3,225
                                         525       476       396       277
                                      $13.74    $12.18    $11.87    $11.63
                                       12.8%      2.6%      2.0%     (1.2%)
                                          --        --        --        --


                                      $  640    $  100    $   61    $   --
                                          50         9         6        --
                                      $12.70    $11.27    $11.00    $10.00
                                       12.7%      2.4%     10.0%        --
                                          --        --        --        --


                                      $7,548    $6,936    $6,985    $7,184
                                         558       578       596       624
                                      $13.52    $12.01    $11.73    $11.52
                                       12.6%      2.4%      1.8%     (1.4%)
                                          --        --        --        --


                                      $9,539    $8,384    $7,047    $5,905
                                         700       694       597       512
                                      $13.61    $12.07    $11.77    $11.54
                                       12.8%      2.5%      2.0%     (1.2%)
                                          --        --        --        --


                                      $  264    $  280    $  263    $  208
                                          20        24        23        18
                                      $13.35    $11.88    $11.64    $11.45
                                       12.3%      2.1%      1.6%     (1.6%)
                                          --        --        --        --


                                      $4,328    $3,503    $3,105    $2,927
                                         323       294       264       255
                                      $13.42    $11.93    $11.67    $11.48
                                       12.5%      2.2%      1.7%     (1.5%)
                                          --        --        --        --

                                      DREYFUS
                                        IP
                                     TECHNOL-
                                        OGY
                                     GROWTH--                   FIDELITY(R) VIP
                                      SERVICE                   CONTRAFUND(R)--
                                      SHARES                    SERVICE CLASS 2
                                     --------  ------------------------------------------------
                                       2003      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------


                                      $1,226   $ 63,639   $45,285   $27,416   $12,675   $3,715
                                         104      3,275     2,697     1,792       955      318
                                      $11.77   $  19.41   $ 16,78   $ 15.27   $ 13.27   $11.69
                                       17.7%      15.7%      9.9%     15.0%     13.6%    16.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $   --   $  7,894   $ 3,332   $ 1,179   $    30   $   --
                                          --        520       258        98         3       --
                                      $   --   $  14.93   $ 12.93   $ 11.79   $ 10.26   $   --
                                          --      15.5%      9.7%     14.9%      2.6%       --
                                          --       1.0%      1.2%        --        --       --


                                      $2,883   $ 78,566   $65,402   $48,984   $29,756   $7,143
                                         247      4,113     3,955     3,248     2,266      616
                                      $11.67   $  19.08   $ 16.53   $ 15.08   $ 13.13   $11.59
                                       16.7%      15.4%      9.7%     14.8%     13.3%    15.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $2,684   $118,355   $87,036   $55,871   $26,881   $5,521
                                         230      6,028     5,137     3,612     2,004      467
                                      $11.68   $  19.58   $ 16.94   $ 15.42   $ 13.41   $11.82
                                       16.8%      15.6%      9.8%     15.0%     13.5%    18.2%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $  100   $  8,135   $ 6,012   $ 4,332   $ 1,800   $  316
                                           9        434       370       292       139       28
                                      $11.64   $  18.71   $ 16.25   $ 14.86   $ 12.97   $11.48
                                       16.4%      15.2%      9.4%     14.5%     13.0%    14.8%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $1,302   $ 70,070   $53,528   $34,138   $15,263   $2,520
                                         112      3,719     3,277     2,284     1,174      219
                                      $11.65   $  18.81   $ 16.32   $ 14.91   $ 13.00   $11.49
                                       16.5%      15.3%      9.5%     14.6%     13.2%    14.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   FIDELITY(R) VIP
                                                   EQUITY-INCOME--
                                                   SERVICE CLASS 2
                                     -------------------------------------------
                                       2007     2006     2005     2004     2003
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $33,726  $28,156  $17,710  $10,243   $2,888
Units Outstanding..................    2,168    1,806    1,344      810      251
Variable Accumulation Unit Value...  $ 15.54  $ 15.57  $ 13.16  $ 12.64   $11.53
Total Return.......................    (0.1%)   18.3%     4.1%     9.7%    15.3%
Investment Income Ratio............     1.7%     3.0%     1.1%     0.8%       --

SERIES II POLICIES (b)
Net Assets.........................  $ 5,347  $ 2,651  $   661  $    10   $   --
Units Outstanding..................      423      213       63        1       --
Variable Accumulation Unit Value...  $ 12.43  $ 12.47  $ 10.56  $ 10.16   $   --
Total Return.......................    (0.3%)   18.1%     4.0%     1.6%       --
Investment Income Ratio............     2.0%     3.4%       --       --       --

SERIES III POLICIES (c)
Net Assets.........................  $45,913  $41,670  $32,146  $23,055   $5,733
Units Outstanding..................    3,015    2,724    2,483    1,852      504
Variable Accumulation Unit Value...  $ 15.22  $ 15.27  $ 12.94  $ 12.45   $11.37
Total Return.......................    (0.3%)   18.0%     3.9%     9.5%    13.7%
Investment Income Ratio............     1.7%     3.0%     1.3%     0.8%       --

SERIES IV POLICIES (d)
Net Assets.........................  $51,193  $44,641  $30,273  $19,399   $4,827
Units Outstanding..................    3,308    2,883    2,307    1,542      421
Variable Accumulation Unit Value...  $ 15.45  $ 15.48  $ 13.09  $ 12.58   $11.48
Total Return.......................    (0.2%)   18.2%     4.1%     9.6%    14.8%
Investment Income Ratio............     1.7%     3.0%     1.2%     0.8%       --

SERIES V POLICIES (e)
Net Assets.........................  $ 4,705  $ 5,222  $ 3,530  $ 2,305   $  823
Units Outstanding..................      308      340      270      183       71
Variable Accumulation Unit Value...  $ 15.29  $ 15.38  $ 13.06  $ 12.60   $11.54
Total Return.......................    (0.6%)   17.7%     3.6%     9.2%    15.4%
Investment Income Ratio............     1.6%     3.1%     1.2%     0.8%       --

SERIES VI POLICIES (f)
Net Assets.........................  $36,726  $32,980  $21,893  $14,146   $2,977
Units Outstanding..................    2,414    2,155    1,679    1,131      260
Variable Accumulation Unit Value...  $ 15.22  $ 15.29  $ 12.98  $ 12.51   $11.44
Total Return.......................    (0.5%)   17.8%     3.7%     9.3%    14.4%
Investment Income Ratio............     1.7%     3.1%     1.2%     0.8%       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                      FIDELITY(R) VIP                            JANUS ASPEN SERIES
                                                         MID CAP--                                   BALANCED--
                                                      SERVICE CLASS 2                              SERVICE SHARES
                                     ------------------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2003      2007      2006      2005      2004
                                     ----------------------------------------------------------------------------------------


                                      $72,917   $68,477   $57,754   $28,222   $2,237   $ 22,049  $ 18,394  $ 14,526  $ 10,378
                                        3,593     3,833     3,580     2,037      199      1,561     1,416     1,217       924
                                      $ 20.32   $ 17.87   $ 16.12   $ 13.85   $11.27   $  14.12  $  12.98  $  11.92  $  11.23
                                        13.7%     10.8%     16.4%     22.9%    12.7%       8.8%      8.9%      6.2%      6.8%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $ 3,433   $ 1,615   $   568   $    88   $    1   $  2,486  $    995  $    568  $      9
                                          188       101        39         7       --        193        84        55         1
                                      $ 18.22   $ 16.05   $ 14.50   $ 12.48   $10.17   $  12.80  $  11.79  $  10.84  $  10.23
                                        13.6%     10.7%     16.2%     22.7%     1.7%       8.6%      8.7%      6.0%      2.3%
                                         0.4%      0.1%        --        --       --       2.7%      2.1%      3.1%     28.9%


                                      $49,973   $46,256   $38,491   $21,172   $1,207   $ 32,202  $ 29,255  $ 25,740  $ 21,340
                                        2,493     2,613     2,411     1,537      107      2,287     2,256     2,157     1,895
                                      $ 20.09   $ 17.70   $ 16.00   $ 13.78   $11.23   $  14.07  $  12.97  $  11.93  $  11.26
                                        13.5%     10.6%     16.1%     22.7%    12.3%       8.5%      8.7%      6.0%      6.6%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $54,914   $43,212   $30,428   $14,301   $1,082   $ 37,642  $ 31,424  $ 27,775  $ 20,968
                                        2,671     2,390     1,867     1,020       95      2,668     2,425     2,327     1,869
                                      $ 20.54   $ 18.07   $ 16.31   $ 14.02   $11.41   $  14.09  $  12.96  $  11.91  $  11.22
                                        13.7%     10.8%     16.3%     22.9%    14.1%       8.7%      8.8%      6.1%      6.7%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $ 2,554   $ 2,664   $ 2,205   $ 1,071   $   39   $  3,807  $  2,958  $  2,226  $  1,132
                                          134       158       144        81        4        275       231       189       101
                                      $ 19.07   $ 16.84   $ 15.27   $ 13.18   $10.77   $  13.84  $  12.79  $  11.80  $  11.16
                                        13.2%     10.3%     15.8%     22.4%     7.7%       8.3%      8.4%      5.7%      6.3%
                                         0.5%      0.2%        --        --       --       2.4%      2.0%      2.4%      2.7%


                                      $34,658   $29,234   $21,051   $ 9,297   $  499   $ 20,698  $ 18,200  $ 14,847  $ 11,228
                                        1,707     1,630     1,289       664       44      1,488     1,418     1,254     1,004
                                      $ 20.32   $ 17.93   $ 16.23   $ 14.00   $11.43   $  13.91  $  12.83  $  11.83  $  11.18
                                        13.3%     10.4%     16.0%     22.5%    14.3%       8.4%      8.5%      5.8%      6.4%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                       JANUS
                                       ASPEN
                                      SERIES
                                       BAL-
                                      ANCED--
                                      SERVICE
                                      SHARES
                                     --------
                                       2003
                                     --------

                                     $  4,308
                                          410
                                      $ 10.52
                                         5.2%
                                         3.4%


                                      $    --
                                           --
                                      $    --
                                           --
                                           --


                                      $ 8,228
                                          779
                                      $ 10.57
                                         5.7%
                                         4.1%


                                      $ 7,590
                                          722
                                      $ 10.51
                                         5.1%
                                         3.6%


                                      $   441
                                           42
                                      $ 10.50
                                         5.0%
                                         3.4%


                                      $ 4,069
                                          387
                                      $ 10.51
                                         5.1%
                                         3.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                    WORLDWIDE GROWTH--
                                                      SERVICE SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 8,450   $6,855    $5,145    $3,533    $1,398
Units Outstanding..................       545      476       416       297       121
Variable Accumulation Unit Value...   $ 15.51   $14.38    $12.37    $11.88    $11.53
Total Return.......................      7.8%    16.3%      4.1%      3.1%     15.3%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.1%      0.9%

SERIES II POLICIES (b)
Net Assets.........................   $   871   $  176    $   85    $   --    $   --
Units Outstanding..................        67       15        11        --        --
Variable Accumulation Unit Value...   $ 13.04   $12.11    $10.43    $10.00    $   --
Total Return.......................      7.7%    16.1%      4.3%        --        --
Investment Income Ratio............      0.8%     1.8%      2.3%        --        --

SERIES III POLICIES (c)
Net Assets.........................   $10,031   $8,971    $8,306    $7,463    $2,542
Units Outstanding..................       669      632       679       634       222
Variable Accumulation Unit Value...   $ 15.28   $14.20    $12.23    $11.78    $11.45
Total Return.......................      7.6%    16.1%      3.9%      2.9%     14.5%
Investment Income Ratio............      0.6%     1.6%      1.2%      1.1%      1.0%

SERIES IV POLICIES (d)
Net Assets.........................   $11,313   $9,858    $7,855    $6,067    $2,226
Units Outstanding..................       734      691       640       515       195
Variable Accumulation Unit Value...   $ 15.37   $14.26    $12.27    $11.79    $11.44
Total Return.......................      7.8%    16.2%      4.1%      3.0%     14.4%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.1%      0.9%

SERIES V POLICIES (e)
Net Assets.........................   $   480   $  576    $  436    $  380    $   22
Units Outstanding..................        32       41        36        33         2
Variable Accumulation Unit Value...   $ 14.95   $13.92    $12.03    $11.61    $11.31
Total Return.......................      7.4%    15.8%      3.6%      2.6%     13.1%
Investment Income Ratio............      0.5%     1.7%      1.2%      1.4%      1.2%

SERIES VI POLICIES (f)
Net Assets.........................   $ 6,671   $5,130    $4,001    $2,880    $  983
Units Outstanding..................       448      370       334       250        88
Variable Accumulation Unit Value...   $ 14.91   $13.87    $11.97    $11.54    $11.23
Total Return.......................      7.5%    15.9%      3.7%      2.7%     12.3%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.2%      0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                      MFS(R) INVESTORS                                       MFS(R)
                       TRUST SERIES--                                   RESEARCH SERIES--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $1,576    $1,400    $1,151    $  833    $  135    $2,305    $1,886    $1,486    $  930    $  382
          104       100        92        70        12       143       130       112        74        35
       $15.14    $13.96    $12.56    $11.91    $10.86    $16.13    $14.48    $13.33    $12.56    $11.02
         8.5%     11.1%      5.5%      9.6%      8.6%     11.4%      8.7%      6.1%     14.0%     10.2%
         0.6%      0.3%      0.3%      0.3%        --      0.5%      0.3%      0.3%      0.8%        --


       $   94    $   72    $    1    $   --    $   --    $  168    $   45    $   55    $   --    $   --
            7         6        --        --        --        13         4         5        --        --
       $12.89    $11.90    $10.73    $10.00    $   --    $12.99    $11.68    $10.77    $10.00    $   --
         8.3%     11.0%      7.3%        --        --     11.2%      8.5%      7.7%        --        --
         0.5%      0.1%        --        --        --      0.3%      0.3%      0.1%        --        --


       $2,159    $1,715    $1,404    $  874    $  314    $2,844    $2,282    $2,038    $1,616    $  637
          143       123       111        73        29       178       160       155       130        58
       $15.12    $13.97    $12.60    $11.96    $10.94    $15.88    $14.29    $13.18    $12.45    $10.95
         8.2%     10.9%      5.3%      9.4%      9.4%     11.1%      8.4%      5.9%     13.7%      9.5%
         0.6%      0.2%      0.3%      0.4%        --      0.5%      0.3%      0.3%      0.8%        --


       $2,583    $2,086    $1,769    $1,095    $  469    $2,931    $2,602    $2,182    $1,604    $  460
          168       148       140        91        43       186       184       168       131        43
       $15.26    $14.08    $12.68    $12.02    $10.97    $15.70    $14.11    $12.99    $12.25    $10.75
         8.4%     11.1%      5.5%      9.5%      9.7%     11.3%      8.6%      6.0%     13.9%      7.5%
         0.6%      0.3%      0.3%      0.4%        --      0.5%      0.3%      0.3%      0.7%        --


       $  156    $  143    $  107    $   39    $   13    $  135    $  107    $   44    $   26    $   15
           10        10         9         3         1         9         7         3         2         1
       $14.95    $13.85    $12.52    $11.91    $10.92    $15.88    $14.32    $13.24    $12.54    $11.05
         8.0%     10.6%      5.1%      9.1%      9.2%     10.9%      8.2%      5.6%     13.4%     10.5%
         0.7%      0.2%      0.3%      0.3%        --      0.5%      0.2%      0.3%      0.8%        --


       $1,458    $1,367    $1,015    $  783    $  187    $2,223    $1,914    $1,715    $  856    $  279
           97        99        81        66        17       139       132       128        68        25
       $14.95    $13.83    $12.49    $11.88    $10.88    $16.06    $14.47    $13.36    $12.64    $11.13
         8.1%     10.7%      5.2%      9.2%      8.8%     11.0%      8.3%      5.7%     13.6%     11.3%
         0.6%      0.3%      0.3%      0.3%        --      0.5%      0.3%      0.3%      0.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $170,943  $113,299   $69,366   $15,141   $    3
Units Outstanding..................     6,591     5,493     4,346     1,092       --
Variable Accumulation Unit Value...  $  25.89  $  20.58   $ 15.94   $ 13.86   $10.83
Total Return.......................     25.8%     29.1%     15.0%     28.0%     8.3%
Investment Income Ratio............      0.8%      1.8%      0.4%        --       --

SERIES II POLICIES (b)
Net Assets.........................  $ 15,026  $  4,987   $ 1,822   $   154   $   --
Units Outstanding..................       645       271       127        12       --
Variable Accumulation Unit Value...  $  23.13  $  18.42   $ 14.29   $ 12.45   $   --
Total Return.......................     25.6%     28.9%     14.8%     24.5%       --
Investment Income Ratio............      0.6%      1.6%      0.3%        --       --

SERIES III POLICIES (c)
Net Assets.........................  $124,909  $ 77,235   $44,612   $11,129   $   80
Units Outstanding..................     4,601     3,582     2,684       763        7
Variable Accumulation Unit Value...  $  27.07  $  21.56   $ 16.73   $ 14.58   $11.41
Total Return.......................     25.5%     28.9%     14.7%     27.8%    14.1%
Investment Income Ratio............      0.7%      1.8%      0.4%      0.1%       --

SERIES IV POLICIES (d)
Net Assets.........................  $110,284  $ 63,579   $34,325   $ 6,513   $   63
Units Outstanding..................     4,026     2,919     2,044       444        5
Variable Accumulation Unit Value...  $  27.34  $  21.75   $ 16.85   $ 14.67   $11.46
Total Return.......................     25.7%     29.1%     14.9%     28.0%    14.6%
Investment Income Ratio............      0.7%      1.8%      0.4%      0.1%       --

SERIES V POLICIES (e)
Net Assets.........................  $  8,806  $  4,821   $ 2,110   $   417   $   11
Units Outstanding..................       326       223       126        28        1
Variable Accumulation Unit Value...  $  27.01  $  21.57   $ 16.78   $ 14.66   $11.50
Total Return.......................     25.2%     28.6%     14.4%     27.5%    15.0%
Investment Income Ratio............      0.7%      1.5%      0.4%      0.2%       --

SERIES VI POLICIES (f)
Net Assets.........................  $103,710  $ 58,633   $34,143   $ 6,561   $    1
Units Outstanding..................     3,855     2,730     2,042       451       --
Variable Accumulation Unit Value...  $  26.86  $  21.43   $ 16.65   $ 14.54   $11.39
Total Return.......................     25.3%     28.7%     14.6%     27.6%    13.9%
Investment Income Ratio............      0.7%      1.7%      0.4%        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                   NEUBERGER BERMAN AMT                             T. ROWE PRICE
                                                MID-CAP GROWTH PORTFOLIO--                          EQUITY INCOME
                                                          CLASS S                                   PORTFOLIO--II
                                     ------------------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2003      2007      2006      2005      2004
                                     ----------------------------------------------------------------------------------------


                                      $9,826    $5,496    $3,298    $1,365    $    6    $34,245   $28,873   $18,925   $ 9,680
                                         514       349       236       109         1      2,224     1,906     1,460       765
                                      $18.99    $15.76    $13.96    $12.48    $10.91    $ 15.39   $ 15.15   $ 12.94   $ 12.66
                                       20.5%     12.9%     11.9%     14.4%      9.1%       1.6%     17.0%      2.2%     13.0%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $  777    $   83    $   29    $    2    $   --    $ 4,607   $ 2,250   $   903   $    16
                                          47         6         3        --        --        368       183        84         2
                                      $16.17    $13.44    $11.92    $10.67    $   --    $ 12.50   $ 12.32   $ 10.55   $ 10.33
                                       20.3%     12.7%     11.7%      6.7%        --       1.4%     16.8%      2.1%      3.3%
                                          --        --        --        --        --       1.6%      1.5%      1.9%      4.8%


                                      $8,100    $4,128    $2,766    $1,635    $  105    $47,651   $49,082   $38,632   $26,791
                                         427       262       199       130        10      3,138     3,267     3,006     2,128
                                      $18.96    $15.77    $14.00    $12.54    $10.98    $ 15.21   $ 15.00   $ 12.85   $ 12.59
                                       20.3%     12.6%     11.6%     14.2%      9.8%       1.4%     16.8%      2.1%     12.8%
                                          --        --        --        --        --       1.5%      1.4%      1.4%      1.6%


                                      $8,821    $5,184    $3,083    $1,505    $  269    $75,255   $65,052   $45,332   $24,618
                                         447       317       213       116        24      4,884     4,290     3,492     1,941
                                      $19.67    $16.33    $14.47    $12.95    $11.32    $ 15.39   $ 15.16   $ 12.96   $ 12.68
                                       20.4%     12.8%     11.8%     14.4%     13.2%       1.5%     16.9%      2.2%     13.0%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $  548    $  335    $  356    $  307    $   82    $ 7,212   $ 6,702   $ 4,636   $ 2,966
                                          29        21        25        24         7        479       451       364       237
                                      $19.02    $15.86    $14.11    $12.67    $11.12    $ 15.02   $ 14.85   $ 12.75   $ 12.53
                                       20.0%     12.4%     11.4%     13.9%     11.2%       1.1%     16.5%      1.8%     12.5%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $7,017    $3,184    $1,887    $  970    $   56    $49,094   $42,586   $29,037   $15,499
                                         367       200       133        76         5      3,245     2,850     2,261     1,233
                                      $19.11    $15.91    $14.15    $12.69    $11.13    $ 15.12   $ 14.93   $ 12.81   $ 12.57
                                       20.1%     12.5%     11.5%     14.0%     11.3%       1.2%     16.6%      1.9%     12.6%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.7%

                                      T. ROWE
                                       PRICE
                                      EQUITY
                                      INCOME
                                      PORTFO-
                                      LIO--II
                                     --------
                                       2003
                                     --------


                                      $2,506
                                         224
                                      $11.20
                                       12.0%
                                        2.1%


                                      $   --
                                          --
                                      $   --
                                          --
                                          --


                                      $5,783
                                         518
                                      $11.16
                                       11.6%
                                        2.4%


                                      $5,370
                                         478
                                      $11.23
                                       12.3%
                                        2.3%


                                      $  933
                                          84
                                      $11.13
                                       11.3%
                                        2.5%


                                      $3,257
                                         292
                                      $11.16
                                       11.6%
                                        2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                     VAN KAMPEN UIF                            VICTORY VIF
                               EMERGING MARKETS EQUITY--                   DIVERSIFIED STOCK--
                                        CLASS II                             CLASS A SHARES
                      -------------------------------------------  ----------------------------------
                        2007     2006     2005     2004     2003     2007     2006     2005     2004
                      -------------------------------------------------------------------------------

SERIES I POLICIES
  (a)
Net Assets..........  $28,552  $15,653  $ 6,717   $2,225   $  424   $7,960   $7,789   $5,802   $2,061
Units Outstanding...      691      526      304      134       31      545      578      483      184
Variable
  Accumulation Unit
  Value.............  $ 41.09  $ 29.67  $ 21.93   $16.63   $13.71   $14.59   $13.45   $12.00   $11.19
Total Return........    38.5%    35.3%    31.9%    21.3%    37.1%     8.4%    12.1%     7.2%    11.9%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.7%       --     0.6%     0.3%     0.1%     1.6%

SERIES II POLICIES
  (b)
Net Assets..........  $ 3,758  $   882  $   183   $    1   $   --   $  743   $  407   $  136   $   --
Units Outstanding...      141       46       13       --       --       57       34       13       --
Variable
  Accumulation Unit
  Value.............  $ 26.25  $ 18.98  $ 14.06   $10.67   $   --   $12.93   $11.94   $10.67   $10.00
Total Return........    38.3%    35.0%    31.7%     6.7%       --     8.3%    11.9%     6.7%       --
Investment Income
  Ratio.............     0.4%     0.7%     0.4%       --       --     0.6%     0.3%       --       --

SERIES III POLICIES
  (c)
Net Assets..........  $37,274  $23,362  $11,562   $4,867   $1,422   $4,571   $3,751   $2,706   $1,176
Units Outstanding...      950      820      555      305      108      319      283      228      106
Variable
  Accumulation Unit
  Value.............  $ 39.25  $ 28.40  $ 21.04   $15.98   $13.20   $14.35   $13.26   $11.85   $11.08
Total Return........    38.2%    35.0%    31.7%    21.0%    32.0%     8.2%    11.9%     7.0%    10.8%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.7%       --     0.7%     0.3%     0.1%     1.5%

SERIES IV POLICIES
  (d)
Net Assets..........  $46,863  $27,320  $12,712   $4,745   $  729   $7,803   $6,514   $4,210   $1,599
Units Outstanding...    1,145      924      582      287       53      550      498      361      147
Variable
  Accumulation Unit
  Value.............  $ 40.83  $ 29.49  $ 21.82   $16.55   $13.65   $14.18   $13.08   $11.68   $10.90
Total Return........    38.4%    35.2%    31.8%    21.2%    36.5%     8.4%    12.0%     7.2%     9.0%
Investment Income
  Ratio.............     0.4%     0.7%     0.4%     0.7%       --     0.6%     0.3%     0.1%     1.8%

SERIES V POLICIES
  (e)
Net Assets..........  $ 1,635  $   949  $   462   $   73   $   --   $  617   $  605   $  260   $   13
Units Outstanding...       53       42       28        6       --       44       47       22        1
Variable
  Accumulation Unit
  Value.............  $ 31.08  $ 22.54  $ 16.74   $12.76   $10.57   $13.95   $12.92   $11.58   $10.85
Total Return........    37.9%    34.6%    31.3%    20.7%     5.7%     7.9%    11.6%     6.8%     8.5%
Investment Income
  Ratio.............     0.4%     0.7%     0.3%     0.9%       --     0.7%     0.3%     0.1%     2.0%

SERIES VI POLICIES
  (f)
Net Assets..........  $34,141  $22,375  $ 8,696   $2,312   $  297   $3,864   $3,798   $3,197   $1,007
Units Outstanding...      870      786      412      144       22      270      288      270       91
Variable
  Accumulation Unit
  Value.............  $ 39.16  $ 28.37  $ 21.05   $16.01   $13.25   $14.27   $13.21   $11.82   $11.06
Total Return........    38.0%    34.8%    31.5%    20.9%    32.5%     8.0%    11.7%     6.9%    10.6%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.9%       --     0.7%     0.3%     0.1%     2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account -- III as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- Pricewaterhouse Cooper LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2007 AND 2006

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2007      2006
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,625 in
     2007 and $971 in 2006)...................................  $39,799   $38,529
  Trading securities..........................................       71        12
Equity securities, at fair value
  Available-for-sale..........................................       15        74
  Trading securities..........................................       --        62
Mortgage loans................................................    5,208     4,189
Policy loans..................................................      703       651
Securities purchased under agreements to resell...............      682       377
Other investments.............................................      631       554
                                                                -------   -------
     Total investments........................................   47,109    44,448
Cash and cash equivalents.....................................      893       583
Deferred policy acquisition costs.............................    3,431     3,310
Interest in annuity contracts.................................    4,468     4,240
Amounts recoverable from reinsurer............................    6,601     6,432
Other assets..................................................      869       856
Separate account assets.......................................   19,093    16,579
                                                                -------   -------
     Total assets.............................................  $82,464   $76,448
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $42,795   $41,309
Future policy benefits........................................    2,766     2,087
Policy claims.................................................      183       156
Obligations under structured settlement agreements............    4,468     4,240
Amounts payable to reinsurer..................................    5,379     5,114
Other liabilities.............................................    2,807     2,308
Separate account liabilities..................................   19,093    16,579
                                                                -------   -------
     Total liabilities........................................   77,491    71,793
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    1,410     1,410
Accumulated other comprehensive income........................       95        77
Retained earnings.............................................    3,443     3,143
                                                                -------   -------
     Total stockholder's equity...............................    4,973     4,655
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,464   $76,448
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME


                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $  855   $  565   $  138
  Fees-universal life and annuity policies................     601      487      376
  Net investment income...................................   2,578    2,400    2,187
  Net investment losses...................................     (66)     (41)      --
  Net revenue from reinsurance............................     206      214      276
  Other income............................................      36       28       33
                                                            ------   ------   ------
     Total revenues.......................................   4,210    3,653    3,010
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   1,781    1,646    1,488
  Increase in liabilities for future policy benefits......     777      529      155
  Policyholder benefits...................................     204      114       71
  Operating expenses......................................     963      899      865
                                                            ------   ------   ------
     Total expenses.......................................   3,725    3,188    2,579
                                                            ------   ------   ------
  Income before income taxes..............................     485      465      431
  Income tax expense......................................     159      138      138
                                                            ------   ------   ------
NET INCOME................................................  $  326   $  327   $  293
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)


                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2005...........    $25       $1,410      $2,535        $ 653           $4,623
                                                                                             ------
Comprehensive income:
  Net income.........................                             293                           293
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (422)            (422)
                                                                                             ------
  Other comprehensive loss...........                                                          (422)
                                                                                             ------
Total comprehensive loss.............                                                          (129)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2005.........     25        1,410       2,828          231            4,494
                                                                                             ------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (154)            (154)
                                                                                             ------
  Other comprehensive loss...........                                                          (154)
                                                                                             ------
Total comprehensive income...........                                                           173
                                                                                             ------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143           77            4,655
                                                                                             ------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 2).........                             (26)                          (26)
                                         ---       ------      ------        -----           ------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117           77            4,629
                                                                                             ------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                             ------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                           18               18
                                                                                             ------
  Other comprehensive income.........                                                            18
                                                                                             ------
Total comprehensive income...........                                                           344
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2007.........    $25       $1,410      $3,443        $  95           $4,973
                                         ===       ======      ======        =====           ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2007       2006       2005
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $    326   $    327   $    293
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        34         55         62
     Net capitalization of deferred policy acquisition
       costs............................................      (128)      (248)      (232)
     Annuity and universal life fees....................      (455)      (412)      (375)
     Interest credited to policyholders' account
       balances.........................................     1,781      1,646      1,488
     Net investment losses..............................        66         41         --
     Equity in earnings of limited partnerships.........         1          1         --
     Deferred income taxes..............................         1         52         16
     Net revenue from intercompany reinsurance..........       (45)       (57)       (20)
     Net change in unearned revenue liability...........        30         49         16
     Changes in:
       Other assets and other liabilities...............       (64)         5        (52)
       Reinsurance recoverables and payables............        10         25         76
       Trading securities...............................         9         (1)        32
       Policy claims....................................        27         30        (25)
       Future policy benefits...........................       781        543        156
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     2,374      2,056      1,435
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available-for-sale fixed maturities........    12,765     11,100     17,013
     Maturity of available-for-sale fixed maturities....       997      1,337        532
     Sale of equity securities..........................        67         44         39
     Repayment of mortgage loans........................       449        618        459
     Sale of other investments..........................       181         95        329
  Cost of:
     Available-for-sale fixed maturities acquired.......   (15,147)   (15,182)   (20,109)
     Equity securities acquired.........................        (5)       (50)       (10)
     Mortgage loans acquired............................    (1,468)    (1,198)      (978)
     Securities purchased under agreements to resell....      (305)       (90)       (26)
     Other investments acquired.........................      (278)      (262)       (70)
  Policy loans (net)....................................       (51)       (52)       (29)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (2,795)    (3,640)    (2,850)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     5,467      6,183      5,812
     Withdrawals........................................    (4,809)    (4,174)    (2,981)
     Net transfers to the separate accounts.............      (544)      (371)      (254)
  Increase (decrease) in loaned securities..............       642        247       (341)
  Securities sold under agreements to repurchase (net)..         2       (154)      (867)
  Net (paydowns) proceeds from affiliated credit
     agreements.........................................        --         --       (233)
  Net (paydowns) proceeds from debt.....................        (1)         8         --
  Change in book and bank overdrafts....................       (19)        18         21
  Distribution to stockholder...........................        --        (12)        --
  Net distribution to limited partner...................        (7)        --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....       731      1,745      1,157
                                                          --------   --------   --------
Net increase (decrease) in cash and cash equivalents....       310        161       (258)
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       583        422        680
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    893   $    583   $    422
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2007, 2006 AND 2005

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


include: i) whether the decline is substantial; ii) the amount of time that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships, limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for by the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Net investment gains and losses on sales are generally computed using the specific identification method.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the unrealized gains and losses from the underlying investments are reported in net investment losses in the accompanying Consolidated Statement of Income. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the VIE. If the Company determines that it stands to absorb a majority of the VIEs expected losses or to receive a majority of the VIEs expected residual returns, or both, the Company would be deemed to be the VIEs "primary beneficiary" and would be required to consolidate the VIE. The Company's investment in VIEs is discussed in Note 3 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. For triparty repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet and approximates fair value.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     DAC for universal life and deferred annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of the DAC asset is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the DAC asset due to unrealized gains or losses is recorded in other comprehensive income.

     DAC for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     Effective January 1, 2007, the Company adopted a new accounting standard for DAC on internal replacements of certain insurance and investment contracts. See Note 2 -- Recent Accounting Pronouncements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but will be reported as changes in other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation," the change in fair value relative to the change in spot rates during the reporting period is

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

     Effective January 1, 2007, the Company began recognizing derivatives and embedded derivatives related to beneficial interests in securitized financial instruments. See Note 2 -- Recent Accounting Pronouncements.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
5 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities and sales inducements. Other liabilities consist primarily of securities loaned, amounts payable for undelivered securities, payable to affiliates, net deferred tax liabilities and repurchase agreements.

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2007, 2006 and 2005.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 5 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Note 9 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted a new accounting standard for uncertain tax positions. See Note 2 -- Recent Accounting Pronouncements.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2007 and 2006, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2007 and 2006 represent the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the consolidated financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, short-term investments, cash equivalents, mortgage loans and policy loans are reported in Note
2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values for derivatives are reported in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values of repurchase agreements are reported in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage loans, many of which have balloon payment maturities, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies, may in the future, downgrade certain issuers or guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Subprime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage underwriting standards that provide for affordable mortgage products. The Company's exposure to subprime residential mortgage lending is through fixed maturity investments that are collateralized by mortgages that have characteristics of subprime lending. These investments are primarily in the form of mortgage-backed securities supported by subprime mortgage loans. The collective market value of these investments is approximately $141 million with an unrealized loss of $3 million. Of the total subprime-related investments, 90% had "AAA" or "AA" credit quality ratings. The Company manages its subprime risk exposure by limiting the Company's holdings in these types of instruments; maintaining high credit quality investments; and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This interpretation is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN No. 48 on January 1, 2007. The cumulative effect of the adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" -- an amendment of FASB Statements No. 133 and 140." This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in "fixed maturities -- trading securities" and totaled $64 million at December 31, 2007.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")." SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1 the Company accounted for

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the impact of SFAS No. 159 on the Company's consolidated financial statements.

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2007 and 2006, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST     FAIR VALUE      COST     FAIR VALUE
------------------                        ---------   ----------   ---------   ----------
Due in one year or less.................   $   171      $   172     $   161      $   162
Due after one year through five years...     8,084        8,185       6,490        6,464
Due after five years through ten years..    12,226       12,166      13,177       13,147
Due after ten years.....................     5,986        6,133       6,233        6,429
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.............................     1,512        1,509       1,522        1,499
  Other mortgage-backed securities......     7,945        7,994       7,538        7,557
  Other asset-backed securities.........     3,597        3,549       3,143        3,131
  Redeemable preferred securities.......        92           91         140          140
                                           -------      -------     -------      -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613      $39,799     $38,404      $38,529
                                           =======      =======     =======      =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......       487         55            1            541
Foreign governments.....................       160          9            1            168
Corporate...............................    24,348        513          418         24,443
Mortgage-backed securities..............     7,945        121           72          7,994
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        92          1            2             91
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======




                                                                2006
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,433       $ 18         $ 35        $ 2,416
U.S. agencies, state and municipal......       516         44            4            556
Foreign governments.....................       137          5            *            142
Corporate...............................    24,497        455          365         24,587
Mortgage-backed securities..............     7,538         87           68          7,557
Asset-backed securities.................     3,143         17           29          3,131
Redeemable preferred securities.........       140          2            2            140
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $38,404       $628         $503        $38,529
                                           =======       ====         ====        =======



--------

*    Unrealized loss is less than $1 million

     At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities. At 2006, the Company had $32 million in contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months. Investments in bonds that have been non-income producing for the last twelve months totaled $4 million at December 31,2006. These investments have been deemed other than temporarily impaired.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EQUITY SECURITIES

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                             COST      GAINS       LOSSES     FAIR VALUE
                                             ----   ----------   ----------   ----------
2007.......................................   $12       $5           $ 2          $15
2006.......................................   $69       $5          $ --          $74


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2007 and 2006 was estimated to be $5,234 million and $4,233 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2007 and 2006, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $106 million and $257 million, respectively, at fixed and floating interest rates ranging from 5.4% to 6.1% in 2007, and fixed and floating interest rates ranging from 3.6% to 7.6% in 2006. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2007               2006
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Residential.................................   $1,322     25.4%   $1,187     28.3%
  Office buildings............................    1,285     24.7%    1,019     24.3%
  Retail facilities...........................      882     16.9%      787     18.8%
  Apartment buildings.........................      895     17.2%      652     15.6%
  Industrial..................................      809     15.5%      514     12.3%
  Other.......................................       15      0.3%       30      0.7%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,448     27.8%   $1,091     26.0%
  Pacific.....................................    1,398     26.8%    1,057     25.2%
  South Atlantic..............................    1,131     21.7%      965     23.1%
  Middle Atlantic.............................      982     18.9%      831     19.8%
  New England.................................      244      4.7%      245      5.9%
  Other.......................................        5      0.1%       --       --
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2007 and 2006 is summarized below (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $7     $6
Additions charged to operations..............................    2      1
                                                                --     --
ENDING BALANCE...............................................   $9     $7
                                                                ==     ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2007 and 2006 were as follows (in millions):

                                                              2007   2006
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $191   $220
Collateralized third party loans............................   160    147
Limited partnerships/Limited liability companies............   225    152
Derivatives.................................................    44     25
Real estate.................................................    11     10
                                                              ----   ----
  TOTAL OTHER INVESTMENTS...................................  $631   $554
                                                              ====   ====



     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $10 million and $1 million for the years ended December 31, 2007 and 2006, respectively, and were recorded as a component of other comprehensive income in the accompanying Consolidated Balance Sheet.

     Accumulated depreciation on real estate was $6 million and $5 million for December 31, 2007 and 2006, respectively. Depreciation expense for December 31, 2007, 2006 and 2005 totaled less than $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $125 million and $161 million at December 31, 2007 and 2006, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs it manages is limited to its investment in the CDOs.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment.

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant VIEs at December 31, 2007 and 2006 (in millions):

                                                                MAXIMUM
                                                              EXPOSURE TO
                                                                  LOSS
                                                              -----------
                                                              2007   2006
                                                              ----   ----
Asset-backed securitizations................................  $ 25   $ 36
Private placement structured notes..........................    82     86
Other investments:
  Equity in asset-backed securitizations....................    15     23
  Limited partnerships......................................     6     12
                                                              ----   ----
     TOTAL..................................................  $128   $157
                                                              ====   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary in these VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. The Company's maximum exposure to loss on variable interests in unconsolidated VIEs is limited to the carrying value of the invested assets.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million and $3 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fixed maturities....................................  $2,308   $2,179   $1,982
Equity securities...................................       8        5        8
Mortgage loans......................................     271      239      206
Policy loans........................................      48       46       44
Other investments...................................      54       32       29
                                                      ------   ------   ------
  Gross investment income...........................   2,689    2,501    2,269
Investment expenses.................................    (111)    (101)     (82)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,578   $2,400   $2,187
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, net investment losses were as follows (in millions):

                                                          2007   2006   2005
                                                          ----   ----   ----
Fixed maturities........................................  $(70)  $(28)   $(3)
Equity securities.......................................     7     (8)     5
Mortgage loans..........................................    (2)    (1)    --
Derivative instruments..................................     5     (6)    (4)
Other investments.......................................    (6)     2      2
                                                          ----   ----    ---
  NET INVESTMENT LOSSES.................................  $(66)  $(41)   $--
                                                          ====   ====    ===



     The net losses on trading securities (both fixed maturities and equity securities) amounted to $4 million for both December 31, 2007 and 2006. For December 31, 2005 the net losses amounted to $12 million. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $100 million, $67 million and $98 million for the years ended December 31, 2007, 2006 and 2005, respectively; and realized losses were $114 million, $100 million and $82 million, respectively.

     Losses from other-than-temporary impairments in fixed maturities (included in net investment losses on fixed maturities above) were $51 million, $3 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were less than $1 million for December 31, 2007 and $2 million for December 31, 2006. There were no other-than-temporary impairments on equity securities for December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position at December 31, 2007 and 2006 (in millions):

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --           47         1           47         1
  Foreign governments............      19         1            4         *           23         1
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1         *           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL FIXED MATURITIES.........   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES**
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL EQUITIES.................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====




                                                                  2006
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $  553       $ 5      $ 1,108      $ 30      $ 1,661      $ 35
  U.S. agencies, state and
     municipal...................      80         1           91         3          171         4
  Foreign governments............      15         *           26         *           41         *
  Corporate......................   3,980        57        9,198       308       13,178       365
  Mortgage-backed securities.....   1,579        12        2,197        56        3,776        68
  Asset-backed securities........     644         4        1,019        25        1,663        29
  Redeemable preferred
     securities..................      10         *           52         2           62         2
                                   ------       ---      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............  $6,861       $79      $13,691      $424      $20,552      $503
                                   ======       ===      =======      ====      =======      ====



--------

    * Unrealized loss is less than $1 million.

   ** At December 31, 2006, there were no unrealized losses for equity securities.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,915 different securities. Equity securities comprised the remaining 1% of the Company's unrealized loss amount.

     Fixed maturities that were in an unrealized loss position less than twelve months at December 31, 2007, totaled $234 million or 40% of the Company's unrealized losses for fixed maturities, and securities in an unrealized loss position greater than twelve months totaled $350 million or 60% of the Company's unrealized losses for fixed maturities. Of the total amount of fixed maturities unrealized losses, $426 million or 73% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $158 million or 27% of the Company's total fixed maturities unrealized losses. Change in interest rates, widening of credit spreads, and general market volatility sparked by the subprime credit crisis in 2007 contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     U.S. Treasury and U.S. Government Corporations and Agencies. Unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $14 million or 2% of the Company's unrealized losses for fixed maturities, which were spread across 111 securities. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $418 million or 72% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 1,816 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 95% of the security's amortized cost totaled $131 million or 22% of the total unrealized losses for fixed maturities. Corporate spreads widened significantly in the second half of 2007 due to the credit crunch that was sparked by the subprime mortgage crisis. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors contributed to the unrealized losses. The losses were spread across all industry sectors. The largest sectors with unrealized losses on securities with a fair value below 95% of the security's amortized cost being the Real Estate Investment Trust ($23 million), Finance ($19 million), Banking ($18 million) and Electric Utilities ($16 million). Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 12% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to the widening of credit spreads for mortgage securities in response to the subprime credit crisis. These losses are spread across approximately 530 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $33 million or 46% of the total unrealized losses on mortgage-backed securities. The majority of the Company's holdings (over 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $76 million or 13% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are largely due to the declining market for mortgage related securities in reaction to the subprime credit crisis. These losses are spread across approximately 442 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $50 million or 66% of the total unrealized losses for asset-backed securities. The Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007    2006    2005
                                                        ----   -----   -----
Net unrealized investment gains, beginning of the
  year................................................  $ 77   $ 231   $ 653
                                                        ----   -----   -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period..............................    41    (217)   (578)
     Less: Reclassification adjustments for gains
       (losses) included in net income................    15      (1)     60
                                                        ----   -----   -----
     Change in net unrealized investment gains
       (losses), net of adjustments...................    26    (216)   (638)
Impact of net unrealized investment gains (losses) on:
  DAC.................................................   (14)     55     201
  Policyholders' account balances and future policy
     benefits.........................................     9       4     (10)
  Other assets (deferred sales inducements)...........    (3)      3      25
                                                        ----   -----   -----
Change in net unrealized investment gains (losses)....    18    (154)   (422)
                                                        ----   -----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR..........  $ 95   $  77   $ 231
                                                        ====   =====   =====



     Net unrealized investment gains (losses) arising during the period reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $22 million, $(117) million and $(311) million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $8 million, less than $(1) million and $32 million, respectively.

     DAC in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(8) million, $29 million and $108 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $5 million, $2 million and $(5) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(1) million, $2 million, and $14 million, respectively.

     The components of net unrealized investment gains reported in other comprehensive income at December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007   2006    2005
                                                        ----   ----   -----
Net unrealized investment gains.......................  $177   $137   $ 473
Impact of net unrealized investment gains on:
  DAC.................................................   (41)   (19)   (103)
  Policyholders' account balance and future policy
     benefits.........................................     9     (5)    (11)
  Other assets (deferred sales inducements)...........     1      5      (1)
  Deferred taxes......................................   (51)   (41)   (127)
                                                        ----   ----   -----
TOTAL NET UNREALIZED INVESTMENT GAINS.................  $ 95   $ 77   $ 231
                                                        ====   ====   =====



NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2007 and 2006 were as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Deferred annuities......................................  $23,950   $23,243
Universal life contracts................................   18,180    17,549
Supplementary contracts without life contingencies......      287       263
Unearned revenue liability..............................      270       245
Other...................................................      108         9
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $42,795   $41,309
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. For deferred annuities, supplementary contracts without life contingencies, and other deposit type contracts, account value approximates fair value.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     Included in other is the fair value of embedded derivatives related to guaranteed minimum accumulation benefits ("GMAB") on deferred annuity contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2007:

PRODUCT                             INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                             -------------    ----------------------------
Deferred annuities................  2.25% to 8.00%   Surrender charges 0% to
                                                     10% for up to 10 years.
Universal life contracts..........  3.05% to 5.76%   Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%            No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2007 and 2006 were as follows (in millions):

                                                             2007     2006
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  968   $1,055
  Other life..............................................      75       66
                                                            ------   ------
       Total life insurance...............................   1,043    1,121
Individual and group payout annuities.....................   1,680      927
Other contract liabilities................................      43       39
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $2,766   $2,087
                                                            ======   ======



     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2007:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.30% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.


  GUARANTEED MINIMUM BENEFITS

     At December 31, 2007 and 2006, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greater of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2007 and 2006 for GMDB and GMAB ($ in millions):

                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                --                56



                                                                  2006
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,962            $1,281           $13,456
Net amount at risk......................       $   16            $    1           $   177
Average attained age of
  contractholders.......................           56                --                56


     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2005...........................   $23    $ 3    $ 26
  Incurred guarantee benefits........................    12      6      18
  Paid guarantee benefits............................    (5)    --      (5)
                                                        ---    ---    ----
Balance at December 31, 2005.........................    30      9      39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                        ---    ---    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                        ---    ---    ----
BALANCE AT DECEMBER 31, 2007.........................   $42    $72    $114
                                                        ===    ===    ====



     For GMAB, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2007 and 2006:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 0.77% to 7.50% for 2007 and 7.02% to 7.24% for 2006.

     - Volatility assumption was 14.62% for 2007 and 14.58% for 2006.

     - Mortality was assumed to be 91%, and 93% of the A2000 table for 2007 and 2006, respectively.

     - Lapse rates vary by contract type and duration and range from 0.5% to 30%, with an average of 12% for 2007, and 0% to 18%, with an average of 8% for 2006.

     - Discount rates ranged from 5.26% to 7.61% for 2007 and 6.01% to 7.61% for 2006.

     GMABs are considered to be derivatives under SFAS No. 149, and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income.

     The following table presents the aggregate fair value of assets at December 31, 2007 and 2006, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2007               2006
                                              ----------------   ----------------
INVESTMENT FUND OPTION:                         GMDB     GMAB      GMDB     GMAB
-----------------------                       -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 9,326   $1,169   $ 8,897   $  918
  Fixed income..............................    2,148      184     2,413      173
  Balanced..................................    2,063      162     1,830      110
General Account.............................    5,087      293     4,278       80
                                              -------   ------   -------   ------
     TOTAL..................................  $18,624   $1,808   $17,418   $1,281
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with certain insurance benefit features. These certain insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an insurance benefit feature to be the excess of expected mortality over all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table summarizes the SOP 03-1 liability for individual life products reflected in the general account in future policy benefits at December 31, 2007 and 2006 (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $23    $15
Net liability increase.......................................     6      8
                                                                ---    ---
Ending balance...............................................   $29    $23
                                                                ===    ===



NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains nineteen separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2007 and 2006 are as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Registered..............................................  $18,340   $16,204
Non-registered..........................................      753       375
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $19,093   $16,579
                                                          =======   =======



NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Balance at beginning of year........................  $3,310   $2,978   $2,437
  Cumulative effect of change in accounting
     principle, pre tax (SOP 05-1)..................      15       --       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,325    2,978    2,437
  Current year additions............................     560      593      572
  Amortized during year.............................    (432)    (345)    (340)
                                                      ------   ------   ------
  Balance at end of year before related
     adjustments....................................     128      248      232
  Adjustment for change in unrealized investment
     gains..........................................     (22)      84      309
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $3,431   $3,310   $2,978
                                                      ======   ======   ======



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Balance at beginning of year...........................  $228   $230   $195
  Cumulative effect of change in accounting principle,
     pre-tax (SOP 05-1)................................     6     --     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   234    230    195
  Current year additions...............................    90     37     30
  Amortized during year................................   (48)   (44)   (34)
  Adjustment for change in unrealized investment
     gains.............................................    (4)     5     39
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $272   $228   $230
                                                         ====   ====   ====



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

NOTE 8 -- INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Current:
  Federal..............................................  $154   $ 85   $119
  State and local......................................     4      1      3
                                                         ----   ----   ----
                                                          158     86    122
Deferred:
  Federal..............................................     1     52     16
                                                         ----   ----   ----
INCOME TAX EXPENSE.....................................  $159   $138   $138
                                                         ====   ====   ====



     The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2007 and 2006 are as follows (in millions):

                                                              2007    2006
                                                             ------   ----
Deferred tax assets:
  Future policyholder benefits.............................  $  669   $623
  Employee and agents benefits.............................      61     62
  Other....................................................      16      1
                                                             ------   ----
     Gross deferred tax assets.............................     746    686
                                                             ------   ----
Deferred tax liabilities:
  DAC......................................................     964    952
  Investments..............................................      60     44
                                                             ------   ----
     Gross deferred tax liabilities........................   1,024    996
                                                             ------   ----
       NET DEFERRED TAX LIABILITY..........................  $  278   $310
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2007, 2006 and 2005:

                                                       2007      2006      2005
                                                       ----      ----      ----
Statutory Federal income tax rate....................  35.0%     35.0%     35.0%
Tax exempt income....................................  (4.7)%    (4.9)%    (3.8)%
Audit liability provision............................   2.8%       --       0.5%
Other................................................  (0.3)%    (0.3)%     0.3%
                                                       ----      ----      ----
EFFECTIVE TAX RATE...................................  32.8%     29.8%     32.0%
                                                       ====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2007 and 2006, the Company had recorded an income tax (payable)/receivable from New York Life of $(95) million and $5 million, respectively, included in other liabilities and other assets in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and has begun auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2007 is as follows (in millions):

                                                                   TOTAL
                                                               UNRECOGNIZED
                                                               TAX BENEFITS
                                                               ------------
BALANCE AT JANUARY 1, 2007 (DATE OF ADOPTION OF FIN NO. 48)..      $ 94
Reductions for tax positions of prior years..................        (1)
Additions for tax positions of current year..................        14
                                                                   ----
BALANCE AT DECEMBER 31, 2007.................................      $107
                                                                   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate is $42 million. The Company classifies interest and penalties related to tax uncertainties as income tax expense. Total interest and penalties for the year ended December 31, 2007 aggregated $10 million and is included in income tax expense in the accompanying Consolidated Statement of Income. At December 31, 2007, the Company had accrued $33 million of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention. Currently the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 72% and 69% of the reinsurance ceded to non-affiliates at December 31, 2007 and 2006, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $4 million and $3 million for December 31, 2007 and 2006, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $1 million, $3 million and $0 million for the year ended December 31, 2007, 2006 and 2005, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the year ended December 31, 2007, 2006 and 2005, $44 million, $54 million and $20 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  317   $  341   $  387
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  204   $  210   $  266
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  110   $  130   $  117
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,455   $5,238   $5,020
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,349   $5,089   $4,821
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2007    2006    2005
                                                        ----   ------   ----
Amounts recoverable from reinsurer....................  $968   $1,055   $961
Premiums ceded........................................  $121   $  158   $127
Benefits ceded........................................  $214   $   81   $ 69


     The effects of all reinsurance for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Premiums:
  Direct............................................  $  976   $  723   $  265
  Assumed...........................................       1        1        1
  Ceded.............................................    (122)    (159)    (128)
                                                      ------   ------   ------
Net premiums........................................  $  855   $  565   $  138
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  515   $  509   $  530
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  214   $  276
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  522   $  350   $  312
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   11   $    8   $   10
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,601   $6,432   $6,090
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,379   $5,114   $4,844
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate and equity options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold is lowered with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2007 and 2006 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $ 1,183    $ 12    $ 2,549    $11
Currency swaps................................       129     (14)       101     (5)
Equity options................................       315      19        315     11
Interest rate options.........................    19,050      27      9,500      8
Credit default swaps..........................         1      --         --     --
                                                 -------    ----    -------    ---
  TOTAL.......................................   $20,678    $ 44    $12,465    $25
                                                 =======    ====    =======    ===



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2007 and 2006 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $--     $    --    $--
Cash flow hedges..............................       245     --         242      4
Non-qualifying derivatives....................    20,433     44      12,223     21
                                                 -------    ---     -------    ---
  TOTAL.......................................   $20,678    $44     $12,465    $25
                                                 =======    ===     =======    ===



     For the years ended December 31, 2007 and 2006, there were no net investment (losses) gains related to the ineffective portion of fair value hedges.

     During 2007 and 2006, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive
(loss) income before taxes related to cash flow hedges (in millions):

                                                           2007   2006   2005
                                                           ----   ----   ----
Other comprehensive income balance at the beginning of
  the year...............................................   $ 2    $ 7    $ 8
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges..................    (5)    (7)    (1)
Losses (gains) reclassified to net income................     1      2     --
                                                            ---    ---    ---
Other comprehensive (loss) income balance at the end of
  the year...............................................   $(2)   $ 2    $ 7
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges was less than $1 million for the years ended December 31, 2007, 2006, and 2005. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2007 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $(1) million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses. For the years ended December 31, 2007, 2006 and 2005, the Company included in net investment losses in the accompanying Consolidated Statement of Income $16 million, $(6) million and $(3) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2007 and 2006, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $6 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2007 and 2006, $1,625 million and $971 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2007 and 2006, the Company recorded cash collateral received under these agreements of $1,656 million and $1,014 million, respectively, and established a

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2007 and 2006, respectively.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2007 and 2006, the Company had agreements to purchase and resell securities totaling $682 million and $377 million at an average coupon rate of 4.20% and 5.26%, respectively. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%. At December 31, 2006, the Company did not have any agreements to sell and repurchase securities. Under these agreements to sell and repurchase, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability reported in the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $629 million, $624 million and $590 million for the years ended December 31, 2007, 2006 and 2005, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. The Company's share of expenses associated with the lease of the aircraft was $1 million for each of the years ended December 31, 2007, 2006 and 2005. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2007, 2006 and 2005, the total cost for these services amounted to $41 million, $40 million and $37 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2007, 2006 and 2005 of $17 million, $15 million, and $13 million, respectively.

     At December 31, 2007 and 2006, the Company had a net liability of $197 million and $239 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2007 and 2006, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,468 million and $4,240 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.37%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2007 and 2006, the amount of outstanding reserves on these contracts included in future policy benefits was $184 million and $183 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $111 million, $92 million and $86 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2007 or December 31, 2006.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2007 and 2006, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2007 and 2006 there was no outstanding balance due to Capital Corporation. Interest expense for 2007, 2006 and 2005 was $1 million, $5 million, and $2 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2007 and 2006, the Company had recorded a receivable from MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2007, 2006 and 2005.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $15 million, $14 million and $17 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has issued various Corporate Owned Life policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, the Company recorded liabilities of approximately $2,305 million and $2,135 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, policyholders' account balances and separate account liabilities related to these policies aggregated $313 million and $305 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2007, 2006 and 2005, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $146 million, $78 million and $85 million during 2007, 2006 and 2005, respectively.

     Total interest paid was $17 million, $18 million and $19 million during 2007, 2006 and 2005, respectively.

     Non-cash investing transactions were $4 million, $35 million and $13 million for the years ended December 31, 2007, 2006 and 2005, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2007 and 2006, statutory stockholder's equity was $2,650 million and $2,324 million, respectively. Statutory net income for the years ended December 31, 2007, 2006 and 2005 was $289 million, $252 million and $231 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend in 2007. The Company declared and paid a $12 million dividend to its sole shareholder New York Life for December 31, 2006. As of December 31, 2007, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,215 million. The maximum amount of dividends that may be paid in 2008 without prior approval is $348 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 2 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 19, 2008